                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-8532
                                   ---------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      4500 MAIN STREET, KANSAS CITY, MISSOURI              64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)            (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    816-531-5575
                                                    ----------------------------

Date of fiscal year end:      11-30
                          ------------------------------------------------------

Date of reporting period:     11-30-2006
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report

November 30, 2006

[photo of winter scene]

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

                               [american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

We are pleased to provide you with the annual report for the American Century
Strategic Allocation funds for the 12 months ended November 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website, americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar--which issues customer satisfaction ratings and rankings based on website functionality--ranked americancentury.com seventh out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating,
Dalbar's highest designation.

For most of 2006, our website linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the LAF, please visit americancentury.com or www.lanceface.com on the Web and click on the links to related sites.

With the approach of the 2006 tax season, you can also find out more about tax information via a link from our website. We've posted online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so . . .
it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Table of Contents

Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   Market Returns . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2

STRATEGIC ALLOCATION: CONSERVATIVE

STRATEGIC ALLOCATION: MODERATE

STRATEGIC ALLOCATION: AGGRESSIVE

FINANCIAL STATEMENTS

OTHER INFORMATION
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 115
Approval of Management Agreements for Strategic Allocation:
Conservative, Strategic Allocation: Moderate and

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information  is accurate at the time of printing.

Market Perspective

[photo of John Schniedwind]

BY JOHN SCHNIEDWIND, CHIEF INVESTMENT OFFICER, QUANTITATIVE EQUITY

INFLECTION POINTS FOR U.S. ECONOMY & FED POLICY

U.S. economic growth slowed during the 12 months ended November 30, 2006, after a brief period of rapid expansion. Following a hurricane-battered 1.8%
annualized rate in the fourth quarter of 2005, real GDP growth rebounded to a
5.6% pace in the first quarter of 2006, only to slip to around half that level in subsequent quarters. As the economy shifted gears, so did the Federal Reserve
(the Fed). After raising its benchmark rate four times during the first half of
2006, the Fed paused in August, leaving its target at 5.25%, where it remained through the end of the reporting period.

U.S. EQUITIES FINISHED STRONG

After stumbling in late spring and early summer, U.S. stocks rose smartly in the wake of the Fed's rate pause. Corporate earnings maintained their double-digit year-to-year growth, despite slowing economic expansion. The S&P 500 gained
14.23% for the 12-month period while the Nasdaq Composite advanced 9.77%. Growth stocks enjoyed periods of strength, but the value style dominated for the 12 months.

FOREIGN STOCKS AIDED BY CURRENCY TRENDS

Foreign equities rose to multi-year highs, but tumbled in May and June. They climbed strongly thereafter, regaining earlier levels. Currency gains were particularly strong, as the falling value of the U.S. dollar boosted the relative value of stocks abroad. Developed-nations stocks posted a 28.20% return for the reporting period, measured in U.S. dollar terms by the MSCI EAFE Index.
Emerging market stocks performed even better; the MSCI EM Index gained 34.38% as funds poured into these relatively thinly-traded stocks.

U.S. BONDS WITHSTOOD A SPRING-TIME SELLOFF

Remarkably, the 10-year Treasury yield finished the reporting period lower than where it began, despite the Fed's rate hikes and one of the worst six-month stretches for the U.S. bond market since 1999. Starting at 4.49%, the 10-year
Treasury yield climbed as high as 5.25% in June before ending at 4.46%. That made it a coupon-clipping year for bond investors, with the 10-year Treasury note and the Lehman Aggregate returning 4.20% and 5.94%, respectively.

MARKET RETURNS
For the 12 months ended November 30, 2006
--------------------------------------------------------------------------------
U.S. EQUITY
--------------------------------------------------------------------------------
S&P 500 Index                                                14.23%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                        9.77%
--------------------------------------------------------------------------------
U.S. FIXED-INCOME
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index                          5.94%
--------------------------------------------------------------------------------
10-Year Treasury Note                                         4.20%
--------------------------------------------------------------------------------
3-Month Treasury Bill                                         4.60%
--------------------------------------------------------------------------------
FOREIGN EQUITY
--------------------------------------------------------------------------------
MSCI EAFE Index                                              28.20%
--------------------------------------------------------------------------------
MSCI EM Index                                                34.38%
--------------------------------------------------------------------------------

------

Strategic Allocation: Conservative - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2006
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           9.33%      5.86%       6.80%      6.95%        2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(1)        14.23%      6.08%       8.05%      9.33%(2)       --
--------------------------------------------------------------------------------
CITIGROUP US BROAD
INVESTMENT-GRADE
BOND INDEX(3)            5.99%      5.10%       6.23%      6.32%(2)       --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(1)       5.94%      5.05%       6.20%      6.31%(2)       --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(1)            4.60%      2.30%       3.59%      3.70%(2)       --
--------------------------------------------------------------------------------
Institutional Class      9.54%      6.10%         --       5.55%        8/1/00
--------------------------------------------------------------------------------
Advisor Class            9.06%      5.60%       6.55%      6.79%        10/2/96
--------------------------------------------------------------------------------
A Class                                                                 9/30/04
  No sales charge*       9.06%        --          --       7.85%
  With sales charge*     2.87%        --          --       4.92%
--------------------------------------------------------------------------------
B Class                                                                 9/30/04
  No sales charge*       8.27%        --          --       7.05%
  With sales charge*     4.27%        --          --       5.76%
--------------------------------------------------------------------------------
C Class                  8.27%        --          --       7.02%        9/30/04
--------------------------------------------------------------------------------
R Class                  8.80%        --          --       7.41%        3/31/05
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) In September of 2006, one of the fund's benchmarks changed from Lehman
    Brothers U.S. Aggregate Index to Citigroup US Broad Investment-Grade Bond
    Index. The fund's investment advisor believes this index better represents the fund's portfolio composition.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Conservative - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30
---------------------------------------------------------------------------------------------------------
                   1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class    10.87%    9.43%    8.47%    6.74%    3.37%   -3.23%   10.43%    8.15%    5.22%    9.33%
---------------------------------------------------------------------------------------------------------
S&P 500 Index     28.51%   23.66%   20.90%   -4.22%  -12.22%  -16.51%   15.09%   12.86%    8.44%   14.23%
---------------------------------------------------------------------------------------------------------
Citigroup
US Broad
Investment-Grade
Bond Index         7.56%    9.49%   -0.07%    9.02%   11.22%    7.22%    5.31%    4.51%    2.54%    5.99%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index              7.55%    9.45%   -0.04%    9.06%   11.16%    7.34%    5.18%    4.44%    2.40%    5.94%
---------------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury
Bill Index         5.13%    4.96%    4.65%    5.93%    3.80%    1.65%    1.05%    1.28%    2.94%    4.60%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Conservative - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND IRINA TORELLI

PERFORMANCE SUMMARY

Strategic Allocation: Conservative returned 9.33%* for the 12 months ended
November 30, 2006. The fund's performance reflected the returns of its underlying security sectors, as well as their relative weights in the portfolio.
The fund allocates holdings over time with the following neutral weightings: 45%
stocks, 45% bonds, and 10% cash-equivalent investments. These proportions may change with short-term tactical adjustments and shifting securities prices.

For broad comparison purposes, U.S. stocks (represented by the S&P 500 Index)
returned 14.23%, U.S. bonds (represented by the Lehman Brothers U.S. Aggregate
Index) returned 5.94%, foreign stocks (represented by the MSCI EAFE Index)
returned 28.20%, and cash equivalents (represented by the 90-Day U.S. Treasury
Bill Index) returned 4.60%. As discussed in the Market Perspective on page 2, this was a favorable period for most financial markets.

FIXED-INCOME PORTFOLIO

U.S. bonds performed surprisingly well, especially considering what happened in the first half of the reporting period. As noted in the Market Perspective, bonds had to overcome one of the worst selloffs in years in the first six months of 2006. The portfolio's relatively underweight stake in conventional U.S.
Treasury securities (13% of total U.S. bond holdings at the end of the reporting period, well below their market weight in the Lehman Aggregate), and its higher weighting in mortgage-backed securities added to returns in the first half of the 12-month period (when Treasurys underperformed). However, narrowing yield spreads and a Treasury market rally reduced the excess return from that position as the reporting period concluded. The fund's stake in money market securities enhanced portfolio stability in the rising yield environment of the first half of the reporting period.

U.S. STOCK PORTFOLIO

U.S. stocks were positive contributors to fund performance, though a tactical emphasis on large- and mid-cap growth stocks over value stocks through much of the 12-month period tempered port-

ASSET ALLOCATION AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Bonds                                                       45.9%
--------------------------------------------------------------------------------
U.S. Stocks                                                      30.5%
--------------------------------------------------------------------------------
Money Market Securities                                          12.3%
--------------------------------------------------------------------------------
Foreign Stocks(1)                                                 9.5%
--------------------------------------------------------------------------------
Foreign Bonds                                                     1.8%
--------------------------------------------------------------------------------
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                       30.1%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                              16.5%
--------------------------------------------------------------------------------
Corporate Bonds                                                  14.3%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                         13.4%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                12.2%
--------------------------------------------------------------------------------
Asset-Backed Securities                                           9.5%
--------------------------------------------------------------------------------
Municipal Securities                                              4.0%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Strategic Allocation: Conservative - Portfolio Commentary

folio returns. Large- and mid-cap stock outcomes varied widely by style, with value clearly prevailing for the full period. Measured by the Russell Top 200 indexes, large-cap growth stocks returned 6.69% for the 12 months, compared with
20.28% for large-cap value. The disparity was narrower, but still substantial, in the mid-cap range, where the Russell Midcap Growth Index returned 12.88% for the reporting period versus 20.16% for its value counterpart for the 12 months.

FOREIGN STOCK PORTFOLIO

A tactical overweight position in foreign developed markets stocks aided fund performance. We removed the overweight in the final calendar quarter, slightly diminishing the advantage. Developments in Europe were among the highlights of the period, where the European gross domestic product topped the individual outputs of the U.S., Japan, and Britain for the first time since early 2001.
Europe also benefited from better-than-expected corporate earnings and a record-breaking $1.4 trillion in merger-and-acquisition activity. Japan and other Asian markets also gained during the period.

OUR STARTING POINT FOR THE NEXT SIX MONTHS

As of November 30, 2006, the fund retained underweight positions in small- and mid-cap stocks relative to its long-term allocations. "We're staying up in capital size and marginally underweighting equities in general," said portfolio team leader Jeff Tyler.

In the fixed-income portfolio, we held (compared with the Lehman Aggregate)
underweight positions in Treasury and corporate securities and maintained our combined overweight position in mortgage- and other asset-backed securities. We like the generally higher credit quality of our mortgage- and asset-backed holdings compared with corporate bonds, and these holdings also provided higher yields than Treasury securities.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S              % OF
                                         U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           3.5%                  1.2%
--------------------------------------------------------------------------------
Bank of America Corp.                       3.2%                  1.1%
--------------------------------------------------------------------------------
Citigroup Inc.                              2.6%                  0.9%
--------------------------------------------------------------------------------
Chevron Corp.                               1.9%                  0.6%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                        1.8%                  0.6%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                           FOREIGN                % OF
                                           STOCKS              NET ASSETS
--------------------------------------------------------------------------------
Roche Holding AG ORD                        3.1%                  0.3%
--------------------------------------------------------------------------------
Royal Dutch Shell
plc ADR                                     3.0%                  0.3%
--------------------------------------------------------------------------------
Novartis AG ORD                             1.9%                  0.2%
--------------------------------------------------------------------------------
Total SA ORD                                1.8%                  0.2%
--------------------------------------------------------------------------------
ORIX Corp. ORD                              1.8%                  0.2%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                           70.4%
--------------------------------------------------------------------------------
Asia/Pacific                                                     22.2%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                         7.4%
--------------------------------------------------------------------------------

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 44.0%

AEROSPACE & DEFENSE -- 0.9%
--------------------------------------------------------------------------------
           37,559  BE Aerospace, Inc.(1)                           $    984,421
--------------------------------------------------------------------------------
           10,791  Boeing Co.                                           955,327
--------------------------------------------------------------------------------
            8,200  Honeywell International Inc.                         352,436
--------------------------------------------------------------------------------
           13,693  Lockheed Martin Corp.                              1,238,532
--------------------------------------------------------------------------------
           15,500  Northrop Grumman Corp.                             1,037,415
--------------------------------------------------------------------------------
           14,600  Precision Castparts Corp.                          1,101,716
--------------------------------------------------------------------------------
            5,612  Spirit Aerosystems Holdings
                   Inc. Cl A(1)                                         163,590
--------------------------------------------------------------------------------
           11,500  United Technologies Corp.                            742,095
--------------------------------------------------------------------------------
                                                                      6,575,532
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.1%
--------------------------------------------------------------------------------
              633  FedEx Corporation                                     73,067
--------------------------------------------------------------------------------
            9,937  United Parcel Service, Inc.
                   Cl B                                                 774,291
--------------------------------------------------------------------------------
                                                                        847,358
--------------------------------------------------------------------------------
AIRLINES -- 0.2%
--------------------------------------------------------------------------------
           11,600  Continental Airlines Inc. Cl B(1)                    471,424
--------------------------------------------------------------------------------
            8,490  Ryanair Holdings plc ADR(1)                          650,249
--------------------------------------------------------------------------------
           22,253  Southwest Airlines Co.                               349,595
--------------------------------------------------------------------------------
                                                                      1,471,268
--------------------------------------------------------------------------------
AUTO COMPONENTS(2)
--------------------------------------------------------------------------------
            1,774  ArvinMeritor Inc.                                     30,708
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.3%
--------------------------------------------------------------------------------
           17,886  Harley-Davidson, Inc.                              1,319,450
--------------------------------------------------------------------------------
           16,700  Toyota Motor Corp. ORD                             1,012,777
--------------------------------------------------------------------------------
                                                                      2,332,227
--------------------------------------------------------------------------------
BEVERAGES -- 1.0%
--------------------------------------------------------------------------------
           24,800  Anheuser-Busch Companies,
                   Inc.                                               1,178,248
--------------------------------------------------------------------------------
           55,904  Coca-Cola Company (The)(3)                         2,617,985
--------------------------------------------------------------------------------
           43,000  Coca-Cola Enterprises Inc.                           879,350
--------------------------------------------------------------------------------
           43,072  Pepsi Bottling Group Inc.                          1,349,015
--------------------------------------------------------------------------------
           23,618  PepsiCo, Inc.                                      1,463,607
--------------------------------------------------------------------------------
           23,260  SABMiller plc ORD                                    486,076
--------------------------------------------------------------------------------
                                                                      7,974,281
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
           31,793  Amgen Inc.(1)(3)                                   2,257,303
--------------------------------------------------------------------------------
            2,771  Biogen Idec Inc.(1)                                  144,812
--------------------------------------------------------------------------------
            5,800  Celgene Corp.(1)                                     323,234
--------------------------------------------------------------------------------
            5,640  CSL Ltd. ORD                                         264,000
--------------------------------------------------------------------------------
            3,100  Digene Corp.(1)                                      158,410
--------------------------------------------------------------------------------
            4,500  Genentech, Inc.(1)                                   367,875
--------------------------------------------------------------------------------
            8,300  Gilead Sciences, Inc.(1)                             547,136
--------------------------------------------------------------------------------
                                                                      4,062,770
--------------------------------------------------------------------------------
BUILDING PRODUCTS(2)
--------------------------------------------------------------------------------
           11,700  Masco Corp.                                          335,673
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.7%
--------------------------------------------------------------------------------
           32,760  Amvescap plc ORD                                $    354,216
--------------------------------------------------------------------------------
           22,100  Bank of New York Co., Inc.
                   (The)                                                785,434
--------------------------------------------------------------------------------
            2,100  Bear Stearns Companies Inc.
                   (The)                                                320,208
--------------------------------------------------------------------------------
           16,770  Credit Suisse Group ORD                            1,109,321
--------------------------------------------------------------------------------
           10,896  Goldman Sachs Group, Inc.
                   (The)(3)                                           2,122,541
--------------------------------------------------------------------------------
            2,870  Julius Baer Holding AG ORD                           305,434
--------------------------------------------------------------------------------
            9,753  Lehman Brothers Holdings Inc.                        718,504
--------------------------------------------------------------------------------
           82,350  Man Group plc ORD                                    767,367
--------------------------------------------------------------------------------
           14,131  Mellon Financial Corp.                               568,490
--------------------------------------------------------------------------------
           16,700  Merrill Lynch & Co., Inc.                          1,460,081
--------------------------------------------------------------------------------
           37,006  Morgan Stanley(3)                                  2,818,377
--------------------------------------------------------------------------------
           11,700  SEI Investments Co.                                  680,823
--------------------------------------------------------------------------------
            2,952  State Street Corp.                                   183,408
--------------------------------------------------------------------------------
           11,300  UBS AG ORD                                           679,575
--------------------------------------------------------------------------------
                                                                     12,873,779
--------------------------------------------------------------------------------
CHEMICALS -- 1.1%
--------------------------------------------------------------------------------
            2,075  Albemarle Corp.                                      144,711
--------------------------------------------------------------------------------
           32,692  Celanese Corp., Series A                             719,224
--------------------------------------------------------------------------------
           25,300  du Pont (E.I.) de Nemours
                   & Co.                                              1,187,328
--------------------------------------------------------------------------------
            4,741  H.B. Fuller Company                                  123,598
--------------------------------------------------------------------------------
           11,400  International Flavors &
                   Fragrances Inc.                                      537,054
--------------------------------------------------------------------------------
            6,000  Linde AG ORD                                         591,334
--------------------------------------------------------------------------------
           29,702  Lyondell Chemical Co.                                733,639
--------------------------------------------------------------------------------
           12,000  Minerals Technologies Inc.                           682,080
--------------------------------------------------------------------------------
           16,024  Monsanto Co.                                         770,274
--------------------------------------------------------------------------------
            4,100  Nalco Holding Co.(1)                                  81,713
--------------------------------------------------------------------------------
            1,100  Potash Corp. of Saskatchewan                         154,814
--------------------------------------------------------------------------------
           14,100  PPG Industries, Inc.                                 906,630
--------------------------------------------------------------------------------
           13,800  Shin-Etsu Chemical Co., Ltd.
                   ORD                                                  912,012
--------------------------------------------------------------------------------
            3,630  Syngenta AG ORD                                      638,708
--------------------------------------------------------------------------------
                                                                      8,183,119
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 2.7%
--------------------------------------------------------------------------------
           27,169  Anglo Irish Bank Corp. plc ORD                       516,526
--------------------------------------------------------------------------------
           30,150  Banco Popolare di Verona e
                   Novara Scrl ORD                                      847,617
--------------------------------------------------------------------------------
           99,000  Bank of Yokohama Ltd. (The)
                   ORD                                                  758,611
--------------------------------------------------------------------------------
           87,191  Barclays plc ORD                                   1,166,437
--------------------------------------------------------------------------------
            7,100  BB&T Corporation                                     305,371
--------------------------------------------------------------------------------
            7,850  Erste Bank der
                   Oesterreichischen Sparkassen
                   AG ORD                                               572,108
--------------------------------------------------------------------------------
           23,600  Fifth Third Bancorp                                  930,548
--------------------------------------------------------------------------------
            3,880  KBC Groupe ORD                                       436,679
--------------------------------------------------------------------------------
              505  KeyCorp                                               18,231
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

            9,000  Marshall & Ilsley Corp.                         $    412,110
--------------------------------------------------------------------------------
               60  Mitsubishi UFJ Financial
                   Group, Inc. ORD                                      767,137
--------------------------------------------------------------------------------
           17,900  National Australia Bank Ltd.
                   ORD                                                  553,589
--------------------------------------------------------------------------------
           24,380  National Bank of Greece SA
                   ORD                                                1,118,221
--------------------------------------------------------------------------------
           15,100  National City Corp.                                  545,110
--------------------------------------------------------------------------------
            9,100  PNC Financial Services Group                         643,279
--------------------------------------------------------------------------------
           13,854  Royal Bank of Scotland Group
                   plc ORD                                              501,679
--------------------------------------------------------------------------------
            8,071  Societe Generale ORD                               1,352,647
--------------------------------------------------------------------------------
           10,470  Standard Chartered plc ORD                           300,306
--------------------------------------------------------------------------------
           16,500  SunTrust Banks, Inc.                               1,347,225
--------------------------------------------------------------------------------
           11,150  Swedbank AB Cl A ORD                                 390,951
--------------------------------------------------------------------------------
           45,451  U.S. Bancorp                                       1,528,972
--------------------------------------------------------------------------------
           35,000  United Overseas Bank Ltd.
                   ORD                                                  422,686
--------------------------------------------------------------------------------
           24,800  Wachovia Corp.                                     1,343,912
--------------------------------------------------------------------------------
           79,355  Wells Fargo & Co.(3)                               2,796,469
--------------------------------------------------------------------------------
            5,200  Zions Bancorporation                                 406,848
--------------------------------------------------------------------------------
                                                                     19,983,269
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
--------------------------------------------------------------------------------
           11,920  Adecco SA ORD                                        789,990
--------------------------------------------------------------------------------
           58,765  Capita Group plc ORD                                 662,542
--------------------------------------------------------------------------------
            4,750  Corrections Corp. of America(1)                      215,888
--------------------------------------------------------------------------------
           13,660  Experian Group Ltd. ORD                              155,646
--------------------------------------------------------------------------------
           15,900  R.R. Donnelley & Sons
                   Company                                              560,793
--------------------------------------------------------------------------------
           16,200  Republic Services, Inc. Cl A                         671,976
--------------------------------------------------------------------------------
           27,363  Waste Management, Inc.                             1,001,760
--------------------------------------------------------------------------------
                                                                      4,058,595
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.6%
--------------------------------------------------------------------------------
           85,791  Cisco Systems Inc.(1)(3)                           2,306,062
--------------------------------------------------------------------------------
            4,600  CommScope Inc.(1)                                    138,782
--------------------------------------------------------------------------------
            2,364  Interdigital Communications
                   Corp.(1)                                              75,530
--------------------------------------------------------------------------------
           20,800  Juniper Networks, Inc.(1)                            442,832
--------------------------------------------------------------------------------
            6,875  Motorola, Inc.                                       152,419
--------------------------------------------------------------------------------
            9,800  Nokia Oyj ADR                                        198,156
--------------------------------------------------------------------------------
           22,760  Nokia Oyj ORD                                        458,033
--------------------------------------------------------------------------------
            1,800  Research In Motion Ltd.(1)                           249,894
--------------------------------------------------------------------------------
          137,330  Telefonaktiebolaget LM
                   Ericsson Cl B ORD                                    531,676
--------------------------------------------------------------------------------
                                                                      4,553,384
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.9%
--------------------------------------------------------------------------------
           12,300  Apple Computer, Inc.(1)                            1,127,664
--------------------------------------------------------------------------------
            2,500  Diebold, Inc.                                        115,000
--------------------------------------------------------------------------------
           95,124  Hewlett-Packard Co.(3)                             3,753,593
--------------------------------------------------------------------------------
           16,110  Lexmark International, Inc.
                   Cl A(1)                                            1,111,268
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           11,900  Network Appliance, Inc.(1)                      $    466,599
--------------------------------------------------------------------------------
                                                                      6,574,124
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.3%
--------------------------------------------------------------------------------
           14,512  Foster Wheeler Ltd.(1)                               783,648
--------------------------------------------------------------------------------
           12,220  Granite Construction Inc.                            630,552
--------------------------------------------------------------------------------
            4,790  Hochtief AG ORD                                      321,553
--------------------------------------------------------------------------------
           13,117  Quanta Services, Inc.(1)                             240,435
--------------------------------------------------------------------------------
                                                                      1,976,188
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.1%
--------------------------------------------------------------------------------
            7,490  Holcim Ltd. ORD                                      672,071
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.3%
--------------------------------------------------------------------------------
           13,698  American Express Co.                                 804,347
--------------------------------------------------------------------------------
            5,100  ORIX Corp. ORD                                     1,396,656
--------------------------------------------------------------------------------
                                                                      2,201,003
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
            9,900  Bemis Co., Inc.                                      337,887
--------------------------------------------------------------------------------
           14,194  Temple-Inland Inc.                                   554,985
--------------------------------------------------------------------------------
                                                                        892,872
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
            6,500  Genuine Parts Company                                304,785
--------------------------------------------------------------------------------
          139,400  Li & Fung Ltd. ORD                                   405,001
--------------------------------------------------------------------------------
                                                                        709,786
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.3%
--------------------------------------------------------------------------------
           15,600  Standard and Poor's 500
                   Depositary Receipt(3)                              2,191,956
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
           19,900  H & R Block, Inc.                                    477,600
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.0%
--------------------------------------------------------------------------------
          149,606  Bank of America Corp.(3)                           8,056,283
--------------------------------------------------------------------------------
          135,110  Citigroup Inc.(3)                                  6,700,105
--------------------------------------------------------------------------------
            2,340  Deutsche Boerse AG ORD                               391,859
--------------------------------------------------------------------------------
           18,510  ING Groep N.V. CVA ORD                               789,395
--------------------------------------------------------------------------------
            2,100  IntercontinentalExchange Inc.(1)                     206,325
--------------------------------------------------------------------------------
            3,300  International Securities
                   Exchange Inc.                                        175,494
--------------------------------------------------------------------------------
          101,360  JPMorgan Chase & Co.(3)                            4,690,941
--------------------------------------------------------------------------------
           14,796  McGraw-Hill Companies, Inc.
                   (The)                                                986,153
--------------------------------------------------------------------------------
            4,300  Nasdaq Stock Market, Inc.
                   (The)(1)                                             172,645
--------------------------------------------------------------------------------
               81  Nymex Holdings Inc.(1)                                 9,364
--------------------------------------------------------------------------------
                                                                     22,178,564
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
--------------------------------------------------------------------------------
          123,656  AT&T Inc.(3)                                       4,193,175
--------------------------------------------------------------------------------
           25,149  BellSouth Corp.                                    1,121,394
--------------------------------------------------------------------------------
           56,570  BT Group plc ORD                                     316,117
--------------------------------------------------------------------------------
              466  CenturyTel Inc.                                       19,828
--------------------------------------------------------------------------------
            7,300  Commonwealth Telephone
                   Enterprises, Inc.                                    304,191
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

            3,190  Fastweb ORD                                     $    165,670
--------------------------------------------------------------------------------
           27,890  Hellenic Telecommunications
                   Organization SA ORD(1)                               810,684
--------------------------------------------------------------------------------
           34,100  Telefonica SA ORD                                    690,762
--------------------------------------------------------------------------------
           37,530  Telenor ASA ORD                                      644,652
--------------------------------------------------------------------------------
           54,308  Verizon Communications Inc.                        1,897,522
--------------------------------------------------------------------------------
                                                                     10,163,995
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.4%
--------------------------------------------------------------------------------
            3,600  Allegheny Energy, Inc.(1)                            159,696
--------------------------------------------------------------------------------
           19,800  Exelon Corporation                                 1,202,454
--------------------------------------------------------------------------------
           15,030  Fortum Oyj ORD                                       439,469
--------------------------------------------------------------------------------
            3,500  Northeast Utilities                                   98,105
--------------------------------------------------------------------------------
           28,400  PPL Corporation                                    1,032,340
--------------------------------------------------------------------------------
                                                                      2,932,064
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.7%
--------------------------------------------------------------------------------
           55,230  ABB Ltd. ORD                                         892,033
--------------------------------------------------------------------------------
              150  Acuity Brands Inc.                                     7,901
--------------------------------------------------------------------------------
            2,900  Alstom RGPT ORD(1)                                   337,141
--------------------------------------------------------------------------------
            7,300  Cooper Industries, Ltd. Cl A                         667,512
--------------------------------------------------------------------------------
           13,400  Emerson Electric Co.                               1,161,781
--------------------------------------------------------------------------------
            3,600  General Cable Corp.(1)                               153,000
--------------------------------------------------------------------------------
            7,200  Hubbell Inc. Cl B                                    377,640
--------------------------------------------------------------------------------
           28,000  Matsushita Electric Works,
                   Ltd. ORD                                             314,699
--------------------------------------------------------------------------------
           70,000  Mitsubishi Electric Corp. ORD                        636,776
--------------------------------------------------------------------------------
            7,907  Roper Industries Inc.                                405,708
--------------------------------------------------------------------------------
            5,640  Vestas Wind Systems AS ORD(1)                        217,771
--------------------------------------------------------------------------------
                                                                      5,171,962
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
--------------------------------------------------------------------------------
            3,700  Amphenol Corp. Cl A                                  252,081
--------------------------------------------------------------------------------
            2,900  Anixter International Inc.(1)                        169,998
--------------------------------------------------------------------------------
            1,435  AVX Corp.                                             22,300
--------------------------------------------------------------------------------
            4,500  Daktronics Inc.                                      162,810
--------------------------------------------------------------------------------
            5,800  Hoya Corp. ORD                                       228,483
--------------------------------------------------------------------------------
            4,200  Murata Manufacturing Co.
                   Ltd. ORD                                             286,639
--------------------------------------------------------------------------------
            5,200  Tektronix, Inc.                                      158,912
--------------------------------------------------------------------------------
                                                                      1,281,223
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.4%
--------------------------------------------------------------------------------
           11,600  Acergy SA ORD(1)                                     227,516
--------------------------------------------------------------------------------
            9,367  Aker Kvaerner ASA ORD                              1,071,122
--------------------------------------------------------------------------------
            4,500  Cameron International Corp.(1)                       244,440
--------------------------------------------------------------------------------
            4,209  Core Laboratories N.V.(1)                            372,328
--------------------------------------------------------------------------------
              773  Grey Wolf Inc.(1)                                      5,473
--------------------------------------------------------------------------------
              300  National Oilwell Varco, Inc.(1)                       19,953
--------------------------------------------------------------------------------
           18,248  Saipem SpA ORD                                       459,825
--------------------------------------------------------------------------------
            9,200  Schlumberger Ltd.                                    630,016
--------------------------------------------------------------------------------
           13,700  TETRA Technologies, Inc.(1)                          354,008
--------------------------------------------------------------------------------
                                                                      3,384,681
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.6%
--------------------------------------------------------------------------------
           55,537  Kroger Co. (The)                                $  1,191,824
--------------------------------------------------------------------------------
            5,200  Safeway Inc.                                         160,212
--------------------------------------------------------------------------------
          125,510  Tesco plc ORD                                        965,371
--------------------------------------------------------------------------------
           49,517  Wal-Mart Stores, Inc.(3)                           2,282,733
--------------------------------------------------------------------------------
                                                                      4,600,140
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
           12,379  Campbell Soup Co.                                    471,269
--------------------------------------------------------------------------------
           14,478  ConAgra Foods, Inc.                                  372,085
--------------------------------------------------------------------------------
           17,422  General Mills, Inc.                                  974,761
--------------------------------------------------------------------------------
            6,850  Groupe Danone ORD                                  1,054,541
--------------------------------------------------------------------------------
           30,600  H.J. Heinz Co.                                     1,360,169
--------------------------------------------------------------------------------
            5,000  Kellogg Co.                                          248,900
--------------------------------------------------------------------------------
           28,400  Kraft Foods Inc. Cl A                                995,420
--------------------------------------------------------------------------------
              930  Nestle SA ORD                                        328,359
--------------------------------------------------------------------------------
           13,290  Royal Numico N.V. ORD                                685,451
--------------------------------------------------------------------------------
               48  Seaboard Corp.                                        80,544
--------------------------------------------------------------------------------
           50,700  Unilever N.V. New York Shares                      1,343,042
--------------------------------------------------------------------------------
                                                                      7,914,541
--------------------------------------------------------------------------------
GAS UTILITIES(2)
--------------------------------------------------------------------------------
           10,300  WGL Holdings Inc.                                    340,415
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
--------------------------------------------------------------------------------
            1,787  Alcon Inc.                                           195,891
--------------------------------------------------------------------------------
            9,505  Baxter International, Inc.                           425,254
--------------------------------------------------------------------------------
           16,900  Beckman Coulter, Inc.                              1,003,015
--------------------------------------------------------------------------------
           24,383  Becton Dickinson & Co.                             1,748,749
--------------------------------------------------------------------------------
            3,800  Cytyc Corp.(1)                                        99,636
--------------------------------------------------------------------------------
            2,500  DJO Inc.(1)                                          106,300
--------------------------------------------------------------------------------
            2,920  Essilor International SA Cie
                   Generale D'Optique ORD                               313,740
--------------------------------------------------------------------------------
            6,928  Hillenbrand Industries, Inc.                         400,854
--------------------------------------------------------------------------------
            1,000  Idexx Laboratories, Inc.(1)                           84,650
--------------------------------------------------------------------------------
            6,900  Medtronic, Inc.                                      359,697
--------------------------------------------------------------------------------
            3,000  Mentor Corp.                                         149,850
--------------------------------------------------------------------------------
           24,300  Symmetry Medical Inc.(1)                             330,237
--------------------------------------------------------------------------------
                                                                      5,217,873
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.9%
--------------------------------------------------------------------------------
            8,420  AMERIGROUP Corporation(1)                            287,880
--------------------------------------------------------------------------------
            2,878  AmerisourceBergen Corp.                              132,359
--------------------------------------------------------------------------------
            6,725  Cardinal Health, Inc.                                434,570
--------------------------------------------------------------------------------
            8,909  Fresenius Medical Care
                   AG ORD                                             1,196,006
--------------------------------------------------------------------------------
           20,800  Health Management
                   Associates, Inc. Cl A                                426,400
--------------------------------------------------------------------------------
           10,660  Humana Inc.(1)                                       576,706
--------------------------------------------------------------------------------
            9,000  Laboratory Corp. of America
                   Holdings(1)                                          637,200
--------------------------------------------------------------------------------
           21,952  McKesson Corp.                                     1,084,429
--------------------------------------------------------------------------------
            4,700  Quest Diagnostics Inc.                               249,899
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

           13,620  UnitedHealth Group
                   Incorporated                                    $    668,470
--------------------------------------------------------------------------------
            5,900  Universal Health Services,
                   Inc. Cl B                                            325,739
--------------------------------------------------------------------------------
            2,600  VCA Antech Inc.(1)                                    83,824
--------------------------------------------------------------------------------
           15,241  WellCare Health Plans Inc.(1)                        984,111
--------------------------------------------------------------------------------
                                                                      7,087,593
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
--------------------------------------------------------------------------------
            7,740  Accor SA ORD                                         562,963
--------------------------------------------------------------------------------
            6,300  Brinker International, Inc.                          286,461
--------------------------------------------------------------------------------
            4,548  Chipotle Mexican Grill Inc.
                   Cl B(1)                                              246,274
--------------------------------------------------------------------------------
            5,485  Choice Hotels International Inc.                     250,116
--------------------------------------------------------------------------------
            4,000  Darden Restaurants, Inc.                             160,600
--------------------------------------------------------------------------------
            9,200  Hilton Hotels Corporation                            302,036
--------------------------------------------------------------------------------
           15,800  International Game Technology                        691,724
--------------------------------------------------------------------------------
            7,300  International Speedway Corp.                         378,359
--------------------------------------------------------------------------------
           11,900  Las Vegas Sands Corp.(1)                           1,089,564
--------------------------------------------------------------------------------
           29,300  McDonald's Corporation                             1,229,721
--------------------------------------------------------------------------------
           15,600  OSI Restaurant Partners, Inc.                        609,960
--------------------------------------------------------------------------------
           13,700  Speedway Motorsports Inc.                            519,230
--------------------------------------------------------------------------------
           12,400  Starbucks Corporation(1)                             437,596
--------------------------------------------------------------------------------
                                                                      6,764,604
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.4%
--------------------------------------------------------------------------------
            9,670  Koninklijke Philips Electronics
                   N.V. ORD                                             359,869
--------------------------------------------------------------------------------
            4,400  Mohawk Industries Inc.(1)                            340,692
--------------------------------------------------------------------------------
           44,600  Newell Rubbermaid Inc.                             1,270,654
--------------------------------------------------------------------------------
           68,000  Sekisui Chemical Co. Ltd. ORD                        574,524
--------------------------------------------------------------------------------
           12,000  Tempur-Pedic International
                   Inc.(1)                                              252,960
--------------------------------------------------------------------------------
            3,000  Whirlpool Corp.                                      255,900
--------------------------------------------------------------------------------
                                                                      3,054,599
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
            2,300  Clorox Company                                       147,200
--------------------------------------------------------------------------------
            8,407  Colgate-Palmolive Co.                                546,875
--------------------------------------------------------------------------------
           22,100  Kimberly-Clark Corp.                               1,468,988
--------------------------------------------------------------------------------
           20,039  Reckitt Benckiser plc ORD                            891,107
--------------------------------------------------------------------------------
                                                                      3,054,170
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS
& ENERGY TRADERS -- 0.3%
--------------------------------------------------------------------------------
           38,360  AES Corp. (The)(1)                                   896,473
--------------------------------------------------------------------------------
           64,110  International Power plc ORD                          427,570
--------------------------------------------------------------------------------
           21,054  TXU Corp.                                          1,208,289
--------------------------------------------------------------------------------
                                                                      2,532,332
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.1%
--------------------------------------------------------------------------------
          117,700  General Electric Co.(3)                            4,152,456
--------------------------------------------------------------------------------
           39,000  Keppel Corp. Ltd. ORD                                440,606
--------------------------------------------------------------------------------
           23,557  McDermott International, Inc.(1)                   1,226,849
--------------------------------------------------------------------------------
            4,140  Siemens AG ORD                                       394,198
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            9,200  Textron Inc.                                    $    896,540
--------------------------------------------------------------------------------
           33,800  Tyco International Ltd.                            1,023,802
--------------------------------------------------------------------------------
                                                                      8,134,451
--------------------------------------------------------------------------------
INSURANCE -- 1.9%
--------------------------------------------------------------------------------
           18,600  Allstate Corp.                                     1,180,728
--------------------------------------------------------------------------------
            4,900  Ambac Financial Group, Inc.                          419,636
--------------------------------------------------------------------------------
            5,388  American Financial Group, Inc.                       281,307
--------------------------------------------------------------------------------
           30,900  American International Group,
                   Inc.(3)                                            2,172,889
--------------------------------------------------------------------------------
           11,537  Arch Capital Group Ltd.(1)                           770,672
--------------------------------------------------------------------------------
           25,909  AXA SA ORD                                           981,710
--------------------------------------------------------------------------------
            7,077  Axis Capital Holdings Limited                        242,246
--------------------------------------------------------------------------------
           17,989  Berkley (W.R.) Corp.                                 630,874
--------------------------------------------------------------------------------
                5  Berkshire Hathaway Inc. Cl A(1)                      535,500
--------------------------------------------------------------------------------
           15,409  Chubb Corp.                                          797,570
--------------------------------------------------------------------------------
           14,597  Endurance Specialty Holdings
                   Ltd.                                                 547,825
--------------------------------------------------------------------------------
           12,600  Genworth Financial Inc. Cl A                         413,280
--------------------------------------------------------------------------------
           15,900  Hartford Financial Services
                   Group Inc. (The)                                   1,363,584
--------------------------------------------------------------------------------
            5,737  HCC Insurance Holdings, Inc.                         173,200
--------------------------------------------------------------------------------
           17,800  Loews Corp.                                          710,576
--------------------------------------------------------------------------------
           30,500  Marsh & McLennan
                   Companies, Inc.                                      958,310
--------------------------------------------------------------------------------
            1,910  PartnerRe Ltd.                                       133,165
--------------------------------------------------------------------------------
            2,891  Philadelphia Consolidated
                   Holding Co.(1)                                       128,794
--------------------------------------------------------------------------------
           30,480  Prudential plc ORD                                   395,776
--------------------------------------------------------------------------------
           31,690  QBE Insurance Group Limited
                   ORD                                                  647,625
--------------------------------------------------------------------------------
           12,200  St. Paul Travelers Companies,
                   Inc. (The)                                           632,082
--------------------------------------------------------------------------------
            8,600  Torchmark Corp.                                      543,692
--------------------------------------------------------------------------------
                                                                     14,661,041
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(2)
--------------------------------------------------------------------------------
            1,382  Priceline.com Inc.(1)                                 54,575
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.2%
--------------------------------------------------------------------------------
            6,442  Akamai Technologies, Inc.(1)                         314,821
--------------------------------------------------------------------------------
            2,100  Google Inc. Cl A(1)                                1,018,331
--------------------------------------------------------------------------------
           15,193  RealNetworks Inc.(1)                                 174,720
--------------------------------------------------------------------------------
                                                                      1,507,872
--------------------------------------------------------------------------------
IT SERVICES -- 1.2%
--------------------------------------------------------------------------------
           40,200  Accenture Ltd. Cl A                                1,354,740
--------------------------------------------------------------------------------
           20,775  Acxiom Corp.                                         517,713
--------------------------------------------------------------------------------
           16,700  Alliance Data Systems Corp.(1)                     1,080,657
--------------------------------------------------------------------------------
            4,400  Cognizant Technology
                   Solutions Corporation Cl A(1)                        358,864
--------------------------------------------------------------------------------
            5,300  DST Systems, Inc.(1)                                 330,720
--------------------------------------------------------------------------------
            8,800  Fiserv, Inc.(1)                                      449,768
--------------------------------------------------------------------------------
            8,400  Gartner Inc.(1)                                      161,952
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

           46,884  International Business
                   Machines Corp.(3)                               $  4,309,577
--------------------------------------------------------------------------------
           37,200  Western Union Co. (The)(1)                           848,160
--------------------------------------------------------------------------------
                                                                      9,412,151
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           13,040  Hasbro, Inc.                                         348,820
--------------------------------------------------------------------------------
            2,385  Mattel, Inc.                                          52,351
--------------------------------------------------------------------------------
                                                                        401,171
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
--------------------------------------------------------------------------------
           15,292  Applera Corporation - Applied
                   Biosystems Group                                     557,240
--------------------------------------------------------------------------------
            4,000  Covance Inc.(1)                                      239,480
--------------------------------------------------------------------------------
            7,500  Pharmaceutical Product
                   Development, Inc.                                    236,925
--------------------------------------------------------------------------------
           31,500  Thermo Fisher Scientific Inc.(1)                   1,380,645
--------------------------------------------------------------------------------
                                                                      2,414,290
--------------------------------------------------------------------------------
MACHINERY -- 0.9%
--------------------------------------------------------------------------------
           13,300  AGCO Corp.(1)                                        415,359
--------------------------------------------------------------------------------
            8,690  Cummins Inc.                                       1,042,105
--------------------------------------------------------------------------------
            6,800  Deere & Co.                                          652,800
--------------------------------------------------------------------------------
           12,400  Dover Corp.                                          623,720
--------------------------------------------------------------------------------
            2,700  Fanuc Ltd. ORD                                       246,080
--------------------------------------------------------------------------------
           18,700  Ingersoll-Rand Company Cl A                          729,487
--------------------------------------------------------------------------------
           22,100  JTEKT Corp. ORD                                      446,754
--------------------------------------------------------------------------------
            8,810  Kone Oyj ORD                                         450,887
--------------------------------------------------------------------------------
            1,740  MAN AG ORD                                           165,954
--------------------------------------------------------------------------------
            5,300  Manitowoc Co., Inc. (The)                            319,272
--------------------------------------------------------------------------------
            7,400  Metso Oyj ORD                                        340,979
--------------------------------------------------------------------------------
           14,000  NGK Insulators Ltd. ORD                              207,784
--------------------------------------------------------------------------------
            7,000  Parker-Hannifin Corp.                                584,360
--------------------------------------------------------------------------------
            2,900  Terex Corp.(1)                                       162,458
--------------------------------------------------------------------------------
            4,000  Trinity Industries, Inc.                             151,200
--------------------------------------------------------------------------------
                                                                      6,539,199
--------------------------------------------------------------------------------
MARINE(2)
--------------------------------------------------------------------------------
            4,845  American Commercial Lines
                   Inc.(1)                                              335,952
--------------------------------------------------------------------------------
MEDIA -- 0.8%
--------------------------------------------------------------------------------
           43,760  DIRECTV Group, Inc. (The)(1)                         995,540
--------------------------------------------------------------------------------
           17,100  Gannett Co., Inc.                                  1,017,792
--------------------------------------------------------------------------------
              521  Idearc Inc.(1)                                        14,348
--------------------------------------------------------------------------------
            3,059  John Wiley & Sons Inc. Cl A                          121,687
--------------------------------------------------------------------------------
            4,000  Lamar Advertising Co. Cl A(1)                        241,400
--------------------------------------------------------------------------------
            1,244  Omnicom Group Inc.                                   127,087
--------------------------------------------------------------------------------
           16,640  Pearson plc ORD                                      245,508
--------------------------------------------------------------------------------
           32,960  Reuters Group plc ORD                                293,202
--------------------------------------------------------------------------------
           74,500  Time Warner Inc.                                   1,500,430
--------------------------------------------------------------------------------
           15,700  Viacom Inc. Cl B(1)                                  588,907
--------------------------------------------------------------------------------
           21,798  Walt Disney Co. (The)                                720,424
--------------------------------------------------------------------------------
                                                                      5,866,325
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
METALS & MINING -- 0.7%
--------------------------------------------------------------------------------
            9,000  Allegheny Technologies Inc.                     $    806,850
--------------------------------------------------------------------------------
           54,650  BHP Billiton Ltd. ORD                              1,131,508
--------------------------------------------------------------------------------
            6,744  Freeport-McMoRan Copper
                   & Gold, Inc. Cl B                                    423,995
--------------------------------------------------------------------------------
            7,800  Newmont Mining Corporation                           365,898
--------------------------------------------------------------------------------
           15,650  Nucor Corp.                                          936,653
--------------------------------------------------------------------------------
            2,500  Oregon Steel Mills, Inc.(1)                          157,350
--------------------------------------------------------------------------------
            4,640  Phelps Dodge Corp.                                   570,720
--------------------------------------------------------------------------------
            7,790  Rio Tinto Ltd. ORD                                   456,259
--------------------------------------------------------------------------------
           14,819  Steel Dynamics Inc.                                  481,914
--------------------------------------------------------------------------------
            5,300  Titanium Metals Corp.(1)                             169,441
--------------------------------------------------------------------------------
            1,000  United States Steel Corp.                             74,790
--------------------------------------------------------------------------------
                                                                      5,575,378
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.5%
--------------------------------------------------------------------------------
           15,500  Ameren Corp.                                         848,005
--------------------------------------------------------------------------------
            6,600  Consolidated Edison, Inc.                            318,252
--------------------------------------------------------------------------------
            3,100  Dominion Resources Inc.                              250,294
--------------------------------------------------------------------------------
           19,400  NiSource Inc.                                        478,404
--------------------------------------------------------------------------------
            3,900  Puget Energy Inc.                                     96,876
--------------------------------------------------------------------------------
           15,060  Veolia Environnement ORD                             997,413
--------------------------------------------------------------------------------
            5,400  Wisconsin Energy Corp.                               252,612
--------------------------------------------------------------------------------
           27,000  XCEL Energy Inc.                                     619,920
--------------------------------------------------------------------------------
                                                                      3,861,776
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.0%
--------------------------------------------------------------------------------
           53,449  Big Lots Inc.(1)                                   1,192,447
--------------------------------------------------------------------------------
           21,000  Daiei Inc. (The) ORD(1)                              370,999
--------------------------------------------------------------------------------
           88,800  Dollar General Corp.                               1,379,952
--------------------------------------------------------------------------------
           13,963  Dollar Tree Stores Inc.(1)                           419,030
--------------------------------------------------------------------------------
           21,342  Federated Department Stores,
                   Inc.                                                 898,285
--------------------------------------------------------------------------------
            4,300  J.C. Penney Co. Inc.                                 332,562
--------------------------------------------------------------------------------
           20,752  Kohl's Corp.(1)                                    1,444,338
--------------------------------------------------------------------------------
           55,060  Marks & Spencer Group plc
                   ORD                                                  739,296
--------------------------------------------------------------------------------
            3,240  PPR SA ORD                                           494,498
--------------------------------------------------------------------------------
            5,000  Target Corp.                                         290,450
--------------------------------------------------------------------------------
                                                                      7,561,857
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.2%
--------------------------------------------------------------------------------
           14,500  Canon, Inc. ORD                                      766,619
--------------------------------------------------------------------------------
           35,324  Xerox Corp.(1)                                       582,846
--------------------------------------------------------------------------------
                                                                      1,349,465
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 3.7%
--------------------------------------------------------------------------------
            6,800  Anadarko Petroleum Corp.                             335,648
--------------------------------------------------------------------------------
            1,200  Apache Corp.                                          83,916
--------------------------------------------------------------------------------
           49,070  BG Group plc ORD                                     660,315
--------------------------------------------------------------------------------
           10,200  BP plc ADR                                           694,416
--------------------------------------------------------------------------------
           28,020  BP plc ORD                                           316,185
--------------------------------------------------------------------------------
           65,363  Chevron Corp.(3)                                   4,727,052
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

           26,700  ConocoPhillips                                  $  1,796,910
--------------------------------------------------------------------------------
            5,200  Devon Energy Corporation                             381,524
--------------------------------------------------------------------------------
           21,130  EnCana Corp.                                       1,103,197
--------------------------------------------------------------------------------
           14,060  ENI SpA ORD                                          460,469
--------------------------------------------------------------------------------
           27,700  Equitable Resources Inc.                           1,201,626
--------------------------------------------------------------------------------
          117,333  Exxon Mobil Corp.(3)                               9,012,348
--------------------------------------------------------------------------------
           11,275  Marathon Oil Corp.                                 1,064,135
--------------------------------------------------------------------------------
            3,000  Murphy Oil Corp.                                     162,840
--------------------------------------------------------------------------------
           12,000  Occidental Petroleum Corp.                           604,080
--------------------------------------------------------------------------------
           33,600  Royal Dutch Shell plc ADR                          2,386,608
--------------------------------------------------------------------------------
           12,750  Statoil ASA ORD                                      354,138
--------------------------------------------------------------------------------
            4,853  Tesoro Corporation                                   341,894
--------------------------------------------------------------------------------
           20,410  Total SA ORD                                       1,448,002
--------------------------------------------------------------------------------
            8,568  Valero Energy Corp.                                  471,840
--------------------------------------------------------------------------------
                                                                     27,607,143
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           15,000  MeadWestvaco Corp.                                   442,500
--------------------------------------------------------------------------------
           20,600  Weyerhaeuser Co.                                   1,332,408
--------------------------------------------------------------------------------
                                                                      1,774,908
--------------------------------------------------------------------------------
PERSONAL PRODUCTS(2)
--------------------------------------------------------------------------------
            3,342  Bare Escentuals Inc.(1)                               99,893
--------------------------------------------------------------------------------
              269  NBTY Inc.(1)                                           9,778
--------------------------------------------------------------------------------
                                                                        109,671
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.3%
--------------------------------------------------------------------------------
           41,408  Abbott Laboratories                                1,932,097
--------------------------------------------------------------------------------
            3,600  Allergan, Inc.                                       419,688
--------------------------------------------------------------------------------
            4,500  Astellas Pharma Inc. ORD                             196,709
--------------------------------------------------------------------------------
            7,718  Biovail Corp.                                        137,149
--------------------------------------------------------------------------------
           10,200  Bristol-Myers Squibb Co.                             253,266
--------------------------------------------------------------------------------
            5,600  Eli Lilly and Company                                300,104
--------------------------------------------------------------------------------
           20,542  GlaxoSmithKline plc ORD                              545,581
--------------------------------------------------------------------------------
           27,102  Johnson & Johnson                                  1,786,293
--------------------------------------------------------------------------------
           47,848  Merck & Co., Inc.(3)                               2,129,714
--------------------------------------------------------------------------------
           25,835  Novartis AG ORD                                    1,506,260
--------------------------------------------------------------------------------
            4,000  Novo Nordisk AS Cl B ORD                             308,895
--------------------------------------------------------------------------------
           95,085  Pfizer Inc.(3)                                     2,613,888
--------------------------------------------------------------------------------
           13,477  Roche Holding AG ORD                               2,435,433
--------------------------------------------------------------------------------
           45,800  Schering-Plough Corp.                              1,008,058
--------------------------------------------------------------------------------
           23,600  Shire plc ORD                                        472,768
--------------------------------------------------------------------------------
           20,700  Watson Pharmaceuticals, Inc.(1)                      531,369
--------------------------------------------------------------------------------
           23,200  Wyeth                                              1,120,096
--------------------------------------------------------------------------------
                                                                     17,697,368
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS(2)
--------------------------------------------------------------------------------
            2,700  Archstone-Smith Trust                                161,946
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
--------------------------------------------------------------------------------
            1,800  Jones Lang LaSalle Inc.                              163,800
--------------------------------------------------------------------------------
            7,000  Leopalace21 Corp. ORD                                235,238
--------------------------------------------------------------------------------
           25,000  Sumitomo Realty &
                   Development Co. Ltd. ORD                             796,942
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           31,000  Tokyo Tatemono Co. Ltd. ORD                     $    333,152
--------------------------------------------------------------------------------
                                                                      1,529,132
--------------------------------------------------------------------------------
ROAD & RAIL(2)
--------------------------------------------------------------------------------
              146  Burlington Northern Santa Fe Corp.                    10,973
--------------------------------------------------------------------------------
              589  Norfolk Southern Corp.                                29,008
--------------------------------------------------------------------------------
              742  Union Pacific Corp.                                   67,166
--------------------------------------------------------------------------------
                                                                        107,147
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
           12,756  Amkor Technology Inc.(1)                             130,366
--------------------------------------------------------------------------------
           11,100  Applied Materials, Inc.                              199,578
--------------------------------------------------------------------------------
           13,180  ASML Holding N.V. ORD(1)                             327,578
--------------------------------------------------------------------------------
            8,500  Broadcom Corp. Cl A(1)                               279,055
--------------------------------------------------------------------------------
            6,159  Freescale Semiconductor Inc.
                   Cl B(1)                                              245,929
--------------------------------------------------------------------------------
          123,700  Intel Corp.(3)                                     2,640,994
--------------------------------------------------------------------------------
            6,823  Lam Research Corp.(1)                                358,890
--------------------------------------------------------------------------------
           10,800  MEMC Electronic Materials Inc.(1)                    429,840
--------------------------------------------------------------------------------
           23,836  Micron Technology, Inc.(1)                           348,006
--------------------------------------------------------------------------------
            2,375  Novellus Systems, Inc.(1)                             74,148
--------------------------------------------------------------------------------
           11,100  NVIDIA Corp.(1)                                      410,589
--------------------------------------------------------------------------------
           26,838  ON Semiconductor Corp.(1)                            172,837
--------------------------------------------------------------------------------
           22,100  STMicroelectronics N.V.
                   New York Shares                                      400,452
--------------------------------------------------------------------------------
           18,400  Xilinx, Inc.                                         493,120
--------------------------------------------------------------------------------
              431  Zoran Corp.(1)                                         6,426
--------------------------------------------------------------------------------
                                                                      6,517,808
--------------------------------------------------------------------------------
SOFTWARE -- 1.0%
--------------------------------------------------------------------------------
            4,700  BEA Systems Inc.(1)                                   64,719
--------------------------------------------------------------------------------
           11,645  BMC Software Inc.(1)                                 379,161
--------------------------------------------------------------------------------
            8,700  Business Objects SA ADR(1)                           337,734
--------------------------------------------------------------------------------
            2,381  Cadence Design Systems Inc.(1)                        43,763
--------------------------------------------------------------------------------
            1,400  Cognos, Inc.(1)                                       57,274
--------------------------------------------------------------------------------
            4,900  Electronic Arts Inc.(1)                              273,665
--------------------------------------------------------------------------------
           15,700  Konami Corp. ORD                                     451,652
--------------------------------------------------------------------------------
            7,997  Macrovision Corp.(1)                                 221,117
--------------------------------------------------------------------------------
           15,754  Mentor Graphics Corp.(1)                             266,400
--------------------------------------------------------------------------------
           58,375  Microsoft Corporation                              1,712,139
--------------------------------------------------------------------------------
            4,900  Nintendo Co., Ltd. ORD                             1,168,330
--------------------------------------------------------------------------------
           92,365  Oracle Corp.(1)                                    1,757,706
--------------------------------------------------------------------------------
            7,700  Parametric Technology Corp.(1)                       149,072
--------------------------------------------------------------------------------
            1,920  SAP AG ORD                                           401,550
--------------------------------------------------------------------------------
           12,600  Symantec Corp.(1)                                    267,120
--------------------------------------------------------------------------------
            7,200  THQ Inc.(1)                                          234,360
--------------------------------------------------------------------------------
                                                                      7,785,762
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.1%
--------------------------------------------------------------------------------
            5,900  Abercrombie & Fitch Co.                              397,896
--------------------------------------------------------------------------------
           11,187  American Eagle Outfitters, Inc.                      505,429
--------------------------------------------------------------------------------
           80,550  Carphone Warehouse Group
                   plc ORD                                              428,346
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

           38,000  Esprit Holdings Limited ORD                     $    393,979
--------------------------------------------------------------------------------
           13,951  GameStop Corp. Cl A(1)                               781,954
--------------------------------------------------------------------------------
           45,100  Gap, Inc. (The)                                      844,272
--------------------------------------------------------------------------------
            6,767  Group 1 Automotive, Inc.                             345,049
--------------------------------------------------------------------------------
           24,100  Home Depot, Inc. (The)                               915,077
--------------------------------------------------------------------------------
           12,680  Inditex SA ORD                                       642,901
--------------------------------------------------------------------------------
           22,200  Lowe's Companies, Inc.                               669,552
--------------------------------------------------------------------------------
           35,785  Office Depot, Inc.(1)                              1,354,820
--------------------------------------------------------------------------------
            2,631  OfficeMax Inc.                                       123,841
--------------------------------------------------------------------------------
           12,100  Rent-A-Center Inc.(1)                                330,814
--------------------------------------------------------------------------------
           17,600  TJX Companies, Inc. (The)                            482,592
--------------------------------------------------------------------------------
            5,370  Yamada Denki Co. Ltd. ORD                            508,910
--------------------------------------------------------------------------------
                                                                      8,725,432
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
--------------------------------------------------------------------------------
           62,122  Burberry Group plc ORD                               735,197
--------------------------------------------------------------------------------
            5,800  Coach Inc.(1)                                        250,618
--------------------------------------------------------------------------------
           13,550  Compagnie Financiere
                   Richemont AG Cl A ORD                                730,063
--------------------------------------------------------------------------------
           13,800  Liz Claiborne, Inc.                                  589,950
--------------------------------------------------------------------------------
           15,060  Luxottica Group SpA ORD                              456,906
--------------------------------------------------------------------------------
            4,200  Polo Ralph Lauren Corp.                              328,440
--------------------------------------------------------------------------------
            7,500  VF Corp.                                             587,925
--------------------------------------------------------------------------------
                                                                      3,679,099
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.0%
--------------------------------------------------------------------------------
            7,575  Corus Bankshares Inc.                                169,756
--------------------------------------------------------------------------------
              635  Downey Financial Corp.                                46,228
--------------------------------------------------------------------------------
            8,300  Fannie Mae                                           473,349
--------------------------------------------------------------------------------
            6,877  FirstFed Financial Corp.(1)                          447,143
--------------------------------------------------------------------------------
           50,650  Freddie Mac(3)                                     3,401,653
--------------------------------------------------------------------------------
            5,330  Hypo Real Estate Holding AG
                   ORD                                                  310,280
--------------------------------------------------------------------------------
           24,400  MGIC Investment Corp.                              1,414,224
--------------------------------------------------------------------------------
           30,676  Washington Mutual, Inc.                            1,339,928
--------------------------------------------------------------------------------
                                                                      7,602,561
--------------------------------------------------------------------------------
TOBACCO -- 0.2%
--------------------------------------------------------------------------------
           14,100  Altria Group Inc.                                  1,187,361
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS(2)
--------------------------------------------------------------------------------
            4,900  Grainger (W.W.), Inc.                                354,564
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
--------------------------------------------------------------------------------
           32,384  Cintra Concesiones de
                   Infraestructuras de Transporte
                   SA ORD                                               541,877
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
--------------------------------------------------------------------------------
           29,100  American Tower Corp. Cl A(1)                       1,102,017
--------------------------------------------------------------------------------
               50  KDDI Corp. ORD                                       334,327
--------------------------------------------------------------------------------
           17,471  Leap Wireless International,
                   Inc.(1)                                              991,479
--------------------------------------------------------------------------------
            5,700  Millicom International Cellular
                   SA(1)                                                326,382
--------------------------------------------------------------------------------
           31,720  NII Holdings, Inc. Cl B(1)(3)                      2,059,579
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------

            2,600  Rogers Communications Inc.
                   Cl B ORD                                        $    159,385
--------------------------------------------------------------------------------
           35,596  SBA Communications Corp.
                   Cl A(1)                                            1,009,859
--------------------------------------------------------------------------------
           38,800  Sprint Nextel Corp.                                  756,988
--------------------------------------------------------------------------------
                                                                      6,740,016
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $264,176,660)                                                 334,453,617
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) -- 15.1%

      $    21,315  FHLMC, 6.50%, 12/1/12                                 21,789
--------------------------------------------------------------------------------
           92,328  FHLMC, 7.00%, 6/1/14                                  94,907
--------------------------------------------------------------------------------
          126,056  FHLMC, 6.50%, 6/1/16                                 129,028
--------------------------------------------------------------------------------
        2,812,985  FHLMC, 4.50%, 1/1/19(3)                            2,743,277
--------------------------------------------------------------------------------
        2,893,785  FHLMC, 5.00%, 1/1/21                               2,866,754
--------------------------------------------------------------------------------
        1,167,017  FHLMC, 5.00%, 4/1/21                               1,156,116
--------------------------------------------------------------------------------
           23,786  FHLMC, 8.00%, 7/1/30                                  25,048
--------------------------------------------------------------------------------
           95,303  FHLMC, 6.50%, 5/1/31                                  97,833
--------------------------------------------------------------------------------
          977,028  FHLMC, 5.50%, 12/1/33                                976,296
--------------------------------------------------------------------------------
       33,291,000  FNMA, 5.50%, settlement
                   date 1/11/07(5)                                   33,166,158
--------------------------------------------------------------------------------
       20,786,124  FNMA, 6.00%, settlement
                   date 1/11/07(5)                                   21,006,977
--------------------------------------------------------------------------------
       13,397,019  FNMA, 6.50%, settlement
                   date 1/11/07(5)                                   13,669,139
--------------------------------------------------------------------------------
              526  FNMA, 6.50%, 4/1/11                                      538
--------------------------------------------------------------------------------
           31,899  FNMA, 6.50%, 5/1/11                                   32,644
--------------------------------------------------------------------------------
           10,211  FNMA, 6.50%, 5/1/11                                   10,449
--------------------------------------------------------------------------------
           14,072  FNMA, 6.50%, 5/1/11                                   14,401
--------------------------------------------------------------------------------
            6,253  FNMA, 6.50%, 2/1/12                                    6,399
--------------------------------------------------------------------------------
           16,175  FNMA, 6.50%, 4/1/12                                   16,552
--------------------------------------------------------------------------------
           23,551  FNMA, 6.50%, 5/1/12                                   24,101
--------------------------------------------------------------------------------
           85,344  FNMA, 6.00%, 4/1/14                                   86,948
--------------------------------------------------------------------------------
           26,658  FNMA, 7.50%, 6/1/15                                   27,633
--------------------------------------------------------------------------------
        1,594,296  FNMA, 4.50%, 5/1/19                                1,554,199
--------------------------------------------------------------------------------
        1,569,216  FNMA, 4.50%, 5/1/19                                1,529,750
--------------------------------------------------------------------------------
        2,606,677  FNMA, 5.00%, 9/1/20                                2,584,085
--------------------------------------------------------------------------------
            2,486  FNMA, 7.00%, 6/1/26                                    2,573
--------------------------------------------------------------------------------
           22,505  FNMA, 7.50%, 3/1/27                                   23,547
--------------------------------------------------------------------------------
           55,083  FNMA, 6.50%, 6/1/29                                   56,634
--------------------------------------------------------------------------------
           16,206  FNMA, 7.00%, 7/1/29                                   16,746
--------------------------------------------------------------------------------
          108,865  FNMA, 7.00%, 7/1/29                                  112,641
--------------------------------------------------------------------------------
           55,164  FNMA, 7.00%, 3/1/30                                   57,005
--------------------------------------------------------------------------------
            3,214  FNMA, 7.00%, 5/1/30                                    3,317
--------------------------------------------------------------------------------
           71,988  FNMA, 7.50%, 8/1/30                                   75,118
--------------------------------------------------------------------------------
           28,830  FNMA, 7.50%, 9/1/30                                   30,083
--------------------------------------------------------------------------------
          222,797  FNMA, 6.50%, 9/1/31                                  228,831
--------------------------------------------------------------------------------
           64,245  FNMA, 7.00%, 9/1/31                                   66,265
--------------------------------------------------------------------------------
           77,227  FNMA, 6.50%, 1/1/32                                   79,294
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   566,676  FNMA, 7.00%, 6/1/32                             $    584,149
--------------------------------------------------------------------------------
        1,879,110  FNMA, 5.50%, 6/1/33                                1,876,946
--------------------------------------------------------------------------------
        7,679,986  FNMA, 5.50%, 7/1/33                                7,671,138
--------------------------------------------------------------------------------
        3,303,856  FNMA, 5.50%, 8/1/33(3)                             3,300,050
--------------------------------------------------------------------------------
          854,806  FNMA, 5.50%, 9/1/33                                  853,821
--------------------------------------------------------------------------------
        5,564,862  FNMA, 5.00%, 11/1/33                               5,451,690
--------------------------------------------------------------------------------
        5,330,427  FNMA, 5.50%, 1/1/34(3)                             5,324,286
--------------------------------------------------------------------------------
        5,747,960  FNMA, 5.00%, 2/1/36                                5,618,918
--------------------------------------------------------------------------------
          401,582  FNMA, 5.00%, 10/1/36                                 392,473
--------------------------------------------------------------------------------
           13,044  GNMA, 7.00%, 1/15/24                                  13,498
--------------------------------------------------------------------------------
           10,548  GNMA, 8.00%, 7/15/24                                  11,184
--------------------------------------------------------------------------------
           17,582  GNMA, 8.00%, 9/15/24                                  18,641
--------------------------------------------------------------------------------
            4,858  GNMA, 9.00%, 4/20/25                                   5,249
--------------------------------------------------------------------------------
           43,457  GNMA, 7.00%, 9/15/25                                  44,989
--------------------------------------------------------------------------------
           11,881  GNMA, 7.50%, 10/15/25                                 12,418
--------------------------------------------------------------------------------
           21,020  GNMA, 7.50%, 2/15/26                                  21,981
--------------------------------------------------------------------------------
            9,157  GNMA, 6.00%, 4/15/26                                   9,330
--------------------------------------------------------------------------------
            5,904  GNMA, 7.50%, 5/15/26                                   6,174
--------------------------------------------------------------------------------
           11,935  GNMA, 8.00%, 5/15/26                                  12,670
--------------------------------------------------------------------------------
          147,928  GNMA, 8.25%, 7/15/26                                 158,136
--------------------------------------------------------------------------------
              897  GNMA, 9.00%, 8/20/26                                     970
--------------------------------------------------------------------------------
           61,402  GNMA, 7.00%, 12/15/27                                 63,615
--------------------------------------------------------------------------------
            6,394  GNMA, 6.50%, 2/15/28                                   6,605
--------------------------------------------------------------------------------
           28,326  GNMA, 6.50%, 2/15/28                                  29,259
--------------------------------------------------------------------------------
           13,611  GNMA, 6.50%, 3/15/28                                  14,060
--------------------------------------------------------------------------------
            5,509  GNMA, 6.50%, 4/15/28                                   5,691
--------------------------------------------------------------------------------
           21,872  GNMA, 6.00%, 5/15/28                                  22,286
--------------------------------------------------------------------------------
           30,451  GNMA, 6.00%, 7/15/28                                  31,027
--------------------------------------------------------------------------------
           61,125  GNMA, 6.00%, 10/15/28                                 62,281
--------------------------------------------------------------------------------
           50,241  GNMA, 7.00%, 5/15/31                                  52,000
--------------------------------------------------------------------------------
          663,127  GNMA, 5.50%, 11/15/32                                665,502
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $114,733,231)                                                 114,934,112
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) -- 8.3%

       14,062,896  Banc of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.65%, 12/1/06                        297,838
--------------------------------------------------------------------------------
        2,000,000  Banc of America Commercial
                   Mortgage Inc., Series 2004-2,
                   Class A3 SEQ, 4.05%,
                   11/10/38                                           1,933,934
--------------------------------------------------------------------------------
        2,575,000  Bear Stearns Commercial
                   Mortgage Securities, Series
                   2006 BBA7, Class A1, VRN,
                   5.43%, 12/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.11% with no
                   caps (Acquired 6/5/06, Cost
                   $2,575,000)(3)(6)                                  2,576,552
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $17,686,660  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.77%,
                   12/1/06                                         $    569,546
--------------------------------------------------------------------------------
        7,565,331  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.00%, 12/1/06                         200,973
--------------------------------------------------------------------------------
          700,753  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 F10A, Class A1,
                   VRN, 5.42%, 12/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 3/18/05,
                   Cost $700,753)(6)                                    701,207
--------------------------------------------------------------------------------
        1,401,137  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 FL11, Class A1,
                   VRN, 5.47%, 12/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with no
                   caps (Acquired 11/18/05,
                   Cost $1,401,137)(6)                                1,402,151
--------------------------------------------------------------------------------
        3,350,000  FHLMC, Series 2567,
                   Class OD, 5.00%, 8/15/15                           3,338,081
--------------------------------------------------------------------------------
        3,075,957  FHLMC, Series 2900,
                   Class PA, 4.50%, 3/15/14                           3,051,226
--------------------------------------------------------------------------------
        2,062,100  FHLMC, Series 2937,
                   Class KA, 4.50%, 12/15/14                          2,045,399
--------------------------------------------------------------------------------
        2,173,431  FNMA, Series 2002-86,
                   Class KB, SEQ, 5.00%,
                   5/25/16                                            2,161,560
--------------------------------------------------------------------------------
          944,592  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 5.72%,
                   12/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                            949,647
--------------------------------------------------------------------------------
        1,940,000  FNMA, Series 2003-92,
                   Class PD, 4.50%, 3/25/17                           1,901,493
--------------------------------------------------------------------------------
        3,600,000  GMAC Commercial Mortgage
                   Securities, Inc., Series
                   2005 C1, Class A2 SEQ,
                   4.47%, 5/10/43(3)                                  3,549,924
--------------------------------------------------------------------------------
        6,725,000  Greenwich Capital Commercial
                   Funding Corp., Series
                   2005 GG5, Class A5, 5.22%,
                   4/10/37(3)                                         6,780,602
--------------------------------------------------------------------------------
        3,100,000  LB-UBS Commercial Mortgage
                   Trust, Series 2004 C4,
                   Class A2, VRN, 4.57%,
                   12/11/06(3)                                        3,071,291
--------------------------------------------------------------------------------
        2,000,000  LB-UBS Commercial Mortgage
                   Trust, Series 2005 C2,
                   Class A2 SEQ, 4.82%, 4/15/30                       1,990,902
--------------------------------------------------------------------------------
        3,100,000  LB-UBS Commercial Mortgage
                   Trust, Series 2005 C3,
                   Class A3 SEQ, 4.65%, 7/30/30(3)                    3,054,653
--------------------------------------------------------------------------------
        4,380,000  LB-UBS Commercial Mortgage
                   Trust, Series 2005 C3,
                   Class A5 SEQ, 4.74%, 7/15/30(3)                    4,273,654
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,165,000  LB-UBS Commercial Mortgage
                   Trust, Series 2006 C1,
                   Class A4 SEQ, 5.16%,
                   2/15/31(3)                                      $  3,175,685
--------------------------------------------------------------------------------
          316,814  Lehman Brothers Floating Rate
                   Commercial Mortgage Trust,
                   Series 2005 LLFA, Class A1,
                   VRN, 5.42%, 12/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 7/25/05,
                   Cost $316,814)(6)                                    317,007
--------------------------------------------------------------------------------
        2,005,081  Lehman Brothers Floating
                   Rate Commercial Mortgage
                   Trust, Series 2006 LLFA,
                   Class A1, VRN, 5.40%,
                   12/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.08% with no caps (Acquired
                   8/7/06, Cost $2,005,081)(3)(6)                     2,006,284
--------------------------------------------------------------------------------
           60,716  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1,
                   7.00%, 12/25/33                                       61,034
--------------------------------------------------------------------------------
        1,530,000  Merrill Lynch Floating Trust,
                   Series 2006-1, Class A1, VRN,
                   5.39%, 12/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% with no
                   caps (Acquired 10/31/06,
                   Cost $1,530,000)(6)                                1,530,000
--------------------------------------------------------------------------------
        1,600,000  Morgan Stanley Capital I,
                   Series 2004 HQ3, Class A2
                   SEQ, 4.05%, 1/13/41                                1,561,008
--------------------------------------------------------------------------------
        1,225,235  Morgan Stanley Capital I,
                   Series 2006 XLF, Class A1,
                   VRN, 5.41%, 12/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.09% with no
                   caps (Acquired 7/28/06,
                   Cost $1,225,235)(6)                                1,226,044
--------------------------------------------------------------------------------
        1,444,386  Thornburg Mortgage
                   Securities Trust, Series
                   2006-5, Class A1, VRN, 5.44%,
                   12/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.12% with no caps                                 1,442,468
--------------------------------------------------------------------------------
        6,690,000  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2006 C23, Class A4, 5.42%,
                   1/15/45(3)                                         6,827,513
--------------------------------------------------------------------------------
        1,125,000  Washington Mutual, Inc.,
                   Series 2005 AR4, Class A3,
                   4.59%, 4/25/35                                     1,108,249
--------------------------------------------------------------------------------
          119,470  Washington Mutual, Inc.,
                   Series 2005 AR11, Class A1C1,
                   VRN, 5.52%, 12/25/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.20% with a cap
                   of 10.50%                                            119,563
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $62,886,213)                                                   63,225,488
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 7.9%

AEROSPACE & DEFENSE -- 0.3%
--------------------------------------------------------------------------------
      $   490,000  Honeywell International Inc.,
                   5.70%, 3/15/36                                  $    507,409
--------------------------------------------------------------------------------
           77,000  Lockheed Martin Corp., 6.19%,
                   9/1/36 (Acquired 8/30/06,
                   Cost $77,541)(6)                                      84,219
--------------------------------------------------------------------------------
          800,000  United Technologies Corp.,
                   4.375%, 5/1/10                                       786,978
--------------------------------------------------------------------------------
          740,000  United Technologies Corp.,
                   6.05%, 6/1/36                                        814,057
--------------------------------------------------------------------------------
                                                                      2,192,663
--------------------------------------------------------------------------------
BEVERAGES -- 0.3%
--------------------------------------------------------------------------------
          720,000  Diageo Capital plc, 5.875%,
                   9/30/36                                              732,689
--------------------------------------------------------------------------------
          700,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03 -
                   1/6/04, Cost $699,564)(6)                            689,486
--------------------------------------------------------------------------------
        1,040,000  SABMiller plc, 6.20%, 7/1/11
                   (Acquired 6/27/06, Cost
                   $1,039,262)(6)                                     1,076,452
--------------------------------------------------------------------------------
                                                                      2,498,627
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.1%
--------------------------------------------------------------------------------
          705,000  Genentech, Inc., 4.75%,
                   7/15/15                                              686,742
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.6%
--------------------------------------------------------------------------------
          880,000  Lehman Brothers Holdings
                   Inc., 5.00%, 1/14/11                                 879,930
--------------------------------------------------------------------------------
          500,000  Merrill Lynch & Co., Inc.,
                   4.25%, 2/8/10                                        488,662
--------------------------------------------------------------------------------
          990,000  Merrill Lynch & Co., Inc.,
                   4.79%, 8/4/10                                        981,489
--------------------------------------------------------------------------------
          860,000  Merrill Lynch & Co., Inc.,
                   6.05%, 5/16/16                                       904,837
--------------------------------------------------------------------------------
          450,000  Morgan Stanley, 4.00%,
                   1/15/10                                              437,124
--------------------------------------------------------------------------------
          350,000  Morgan Stanley, 4.25%,
                   5/15/10                                              340,401
--------------------------------------------------------------------------------
          470,000  Morgan Stanley, 5.05%,
                   1/21/11                                              470,729
--------------------------------------------------------------------------------
                                                                      4,503,172
--------------------------------------------------------------------------------
CHEMICALS(2)
--------------------------------------------------------------------------------
           77,000  Dow Chemical Co. (The),
                   7.375%, 11/1/29                                       92,315
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.6%
--------------------------------------------------------------------------------
           77,000  Abbey National plc, 7.95%,
                   10/26/29                                              99,988
--------------------------------------------------------------------------------
          690,000  Capital One Financial Corp.,
                   5.70%, 9/15/11                                       705,719
--------------------------------------------------------------------------------
          730,000  PNC Bank N.A., 4.875%,
                   9/21/17                                              707,200
--------------------------------------------------------------------------------
          590,000  PNC Funding Corp., 5.125%,
                   12/14/10                                             592,109
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   570,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                         $    554,562
--------------------------------------------------------------------------------
          895,000  Wachovia Bank N.A., 4.875%,
                   2/1/15                                               872,036
--------------------------------------------------------------------------------
          730,000  Wachovia Corp., 5.625%,
                   10/15/16                                             745,542
--------------------------------------------------------------------------------
          785,000  Wells Fargo & Co., 4.625%,
                   8/9/10                                               777,029
--------------------------------------------------------------------------------
                                                                      5,054,185
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          630,000  Waste Management, Inc.,
                   7.00%, 7/15/28                                       698,740
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.1%
--------------------------------------------------------------------------------
          500,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                493,433
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
--------------------------------------------------------------------------------
        1,265,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    1,239,592
--------------------------------------------------------------------------------
          550,000  Bank of America N.A., 6.00%,
                   10/15/36                                             584,619
--------------------------------------------------------------------------------
        1,104,000  Citigroup Inc., 5.00%, 9/15/14                     1,093,034
--------------------------------------------------------------------------------
          425,000  Citigroup Inc., 6.125%, 8/25/36                      458,055
--------------------------------------------------------------------------------
          515,000  General Electric Capital Corp.,
                   6.125%, 2/22/11                                      537,712
--------------------------------------------------------------------------------
        1,145,000  HSBC Finance Corp., 4.75%,
                   4/15/10                                            1,134,586
--------------------------------------------------------------------------------
          540,000  HSBC Finance Corp., 4.625%,
                   9/15/10                                              532,963
--------------------------------------------------------------------------------
          890,000  John Deere Capital Corp.,
                   4.50%, 8/25/08                                       881,463
--------------------------------------------------------------------------------
          800,000  JPMorgan Chase & Co.,
                   6.75%, 2/1/11                                        849,823
--------------------------------------------------------------------------------
                                                                      7,311,847
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
--------------------------------------------------------------------------------
          900,000  AT&T Corp., 7.30%, 11/15/11                          986,522
--------------------------------------------------------------------------------
          590,000  AT&T Inc., 6.80%, 5/15/36                            647,342
--------------------------------------------------------------------------------
           77,000  BellSouth Corp., 6.875%,
                   10/15/31                                              84,202
--------------------------------------------------------------------------------
          370,000  Embarq Corp., 7.08%, 6/1/16                          383,876
--------------------------------------------------------------------------------
          280,000  Sprint Capital Corp., 6.875%,
                   11/15/28                                             292,304
--------------------------------------------------------------------------------
          935,000  Telecom Italia Capital SA,
                   4.00%, 1/15/10                                       897,101
--------------------------------------------------------------------------------
                                                                      3,291,347
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.5%
--------------------------------------------------------------------------------
          890,000  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                        884,882
--------------------------------------------------------------------------------
          710,000  Carolina Power & Light Co.,
                   5.25%, 12/15/15                                      712,773
--------------------------------------------------------------------------------
          805,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                 814,663
--------------------------------------------------------------------------------
          377,000  FirstEnergy Corp., 7.375%,
                   11/15/31                                             446,023
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   490,000  Florida Power Corp., 4.50%,
                   6/1/10                                          $    480,310
--------------------------------------------------------------------------------
          600,000  Southern California Edison
                   Co., 5.625%, 2/1/36                                  605,894
--------------------------------------------------------------------------------
          270,000  Toledo Edison Co., 6.15%,
                   5/15/37                                              276,157
--------------------------------------------------------------------------------
                                                                      4,220,702
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.2%
--------------------------------------------------------------------------------
          680,000  Wal-Mart Stores, Inc.,
                   4.125%, 7/1/10                                       663,370
--------------------------------------------------------------------------------
           77,000  Wal-Mart Stores, Inc.,
                   7.55%, 2/15/30                                        96,408
--------------------------------------------------------------------------------
          760,000  Wal-Mart Stores, Inc.,
                   5.25%, 9/1/35                                        725,796
--------------------------------------------------------------------------------
                                                                      1,485,574
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
        1,140,000  Cadbury Schweppes U.S.
                   Finance LLC, 3.875%,
                   10/1/08 (Acquired 6/14/05 -
                   11/28/05, Cost $1,115,257)(6)                      1,113,269
--------------------------------------------------------------------------------
           77,000  Kellogg Co., 7.45%, 4/1/31                            95,373
--------------------------------------------------------------------------------
           77,000  Kraft Foods Inc., 6.50%,
                   11/1/31                                               86,075
--------------------------------------------------------------------------------
                                                                      1,294,717
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
          780,000  Baxter Finco BV, 4.75%,
                   10/15/10                                             772,295
--------------------------------------------------------------------------------
          450,000  Boston Scientific Corp.,
                   6.40%, 6/15/16                                       462,415
--------------------------------------------------------------------------------
                                                                      1,234,710
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          820,000  Laboratory Corp. of America
                   Holdings, 5.625%, 12/15/15                           821,708
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.1%
--------------------------------------------------------------------------------
          710,000  Royal Caribbean Cruises Ltd.,
                   7.00%, 6/15/13                                       734,031
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.2%
--------------------------------------------------------------------------------
        1,835,000  General Electric Co., 5.00%,
                   2/1/13                                             1,836,448
--------------------------------------------------------------------------------
INSURANCE -- 0.3%
--------------------------------------------------------------------------------
        1,050,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $1,047,942)(6)                                     1,036,149
--------------------------------------------------------------------------------
           77,000  AXA SA, 8.60%, 12/15/30                              102,714
--------------------------------------------------------------------------------
          440,000  Genworth Financial Inc.,
                   4.95%, 10/1/15                                       432,004
--------------------------------------------------------------------------------
          490,000  Prudential Financial, Inc.,
                   5.40%, 6/13/35                                       476,453
--------------------------------------------------------------------------------
                                                                      2,047,320
--------------------------------------------------------------------------------
MEDIA -- 0.6%
--------------------------------------------------------------------------------
        1,270,000  Comcast Corp., 5.90%,
                   3/15/16                                            1,295,770
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,200,000  Cox Communications, Inc.,
                   7.125%, 10/1/12                                 $  1,297,148
--------------------------------------------------------------------------------
          710,000  Knight-Ridder, Inc., 7.125%,
                   6/1/11                                               744,569
--------------------------------------------------------------------------------
          300,000  News America Holdings,
                   7.75%, 1/20/24                                       344,525
--------------------------------------------------------------------------------
          290,000  Time Warner Inc., 5.50%,
                   11/15/11                                             292,534
--------------------------------------------------------------------------------
           77,000  Time Warner Inc., 7.625%,
                   4/15/31                                               88,490
--------------------------------------------------------------------------------
          140,000  Time Warner Inc., 6.50%,
                   11/15/36                                             143,438
--------------------------------------------------------------------------------
                                                                      4,206,474
--------------------------------------------------------------------------------
METALS & MINING -- 0.3%
--------------------------------------------------------------------------------
          550,000  Alcan Inc., 4.50%, 5/15/13                           524,663
--------------------------------------------------------------------------------
          430,000  Reliance Steel & Aluminum
                   Co., 6.20%, 11/15/16
                   (Acquired 11/15/06, Cost
                   $428,805)(6)                                         435,559
--------------------------------------------------------------------------------
          680,000  Xstrata Finance Canada Ltd.,
                   5.50%, 11/16/11 (Acquired
                   11/8/06 - 11/17/06, Cost
                   $680,512)(6)                                         685,647
--------------------------------------------------------------------------------
          290,000  Xstrata Finance Canada Ltd.,
                   5.80%, 11/15/16 (Acquired
                   11/8/06, Cost $289,284)(6)                           293,374
--------------------------------------------------------------------------------
                                                                      1,939,243
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.4%
--------------------------------------------------------------------------------
          690,000  Consolidated Edison Co. of
                   New York, 5.50%, 9/15/16                             703,794
--------------------------------------------------------------------------------
          600,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      592,408
--------------------------------------------------------------------------------
          440,000  Dominion Resources Inc.,
                   4.75%, 12/15/10                                      434,041
--------------------------------------------------------------------------------
          290,000  Dominion Resources Inc.,
                   5.60%, 11/15/16                                      293,184
--------------------------------------------------------------------------------
          340,000  Nisource Finance Corp.,
                   5.25%, 9/15/17                                       324,447
--------------------------------------------------------------------------------
          410,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        428,753
--------------------------------------------------------------------------------
                                                                      2,776,627
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.1%
--------------------------------------------------------------------------------
          300,000  May Department Stores Co.
                   (The), 3.95%, 7/15/07                                296,848
--------------------------------------------------------------------------------
           77,000  Target Corp., 7.00%, 7/15/31                          92,573
--------------------------------------------------------------------------------
                                                                        389,421
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.6%
--------------------------------------------------------------------------------
          490,000  Anadarko Petroleum Corp.,
                   5.95%, 9/15/16                                       503,663
--------------------------------------------------------------------------------
          290,000  Anadarko Petroleum Corp.,
                   6.45%, 9/15/36                                       308,189
--------------------------------------------------------------------------------
           77,000  Conoco Inc., 6.95%, 4/15/29                           90,540
--------------------------------------------------------------------------------
          357,000  Devon Financing Corp. ULC,
                   7.875%, 9/30/31                                      444,686
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,195,000  Enterprise Products Operating
                   L.P., 4.95%, 6/1/10                             $  1,180,522
--------------------------------------------------------------------------------
          450,000  Enterprise Products Operating
                   L.P., 6.65%, 10/15/34                                471,427
--------------------------------------------------------------------------------
        1,080,000  Premcor Refining Group Inc.
                   (The), 6.125%, 5/1/11                              1,109,064
--------------------------------------------------------------------------------
          520,000  XTO Energy Inc., 5.30%,
                   6/30/15                                              511,728
--------------------------------------------------------------------------------
          470,000  XTO Energy Inc., 6.10%,
                   4/1/36                                               476,727
--------------------------------------------------------------------------------
                                                                      5,096,546
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
          740,000  Abbott Laboratories, 5.875%,
                   5/15/16                                              777,724
--------------------------------------------------------------------------------
          350,000  Schering-Plough Corp., 5.55%,
                   12/1/13                                              356,586
--------------------------------------------------------------------------------
                                                                      1,134,310
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
--------------------------------------------------------------------------------
          720,000  ProLogis, 5.625%, 11/15/16                           727,178
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
          720,000  Burlington Northern Santa Fe
                   Corp., 6.20%, 8/15/36                                771,725
--------------------------------------------------------------------------------
          472,000  Norfolk Southern Corp.,
                   5.64%, 5/17/29                                       473,202
--------------------------------------------------------------------------------
                                                                      1,244,927
--------------------------------------------------------------------------------
SOFTWARE -- 0.1%
--------------------------------------------------------------------------------
          955,000  Oracle Corp., 5.00%, 1/15/11                         954,422
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
        1,160,000  Nextel Communications Inc.,
                   5.95%, 3/15/14                                     1,141,360
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $59,378,986)                                                   60,108,789
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 6.7%

        2,500,000  U.S. Treasury Bonds, 8.125%,
                   8/15/21(3)                                         3,419,533
--------------------------------------------------------------------------------
        4,875,000  U.S. Treasury Bonds, 7.125%,
                   2/15/23(3)                                         6,230,479
--------------------------------------------------------------------------------
          900,000  U.S. Treasury Bonds, 6.125%,
                   11/15/27                                           1,076,134
--------------------------------------------------------------------------------
        1,556,000  U.S. Treasury Bonds, 6.25%,
                   5/15/30                                            1,915,827
--------------------------------------------------------------------------------
        6,748,170  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 1/15/16(3)                           6,658,811
--------------------------------------------------------------------------------
       13,600,000  U.S. Treasury Notes, 5.125%,
                   6/30/11(3)                                        13,980,378
--------------------------------------------------------------------------------
       17,145,000  U.S. Treasury Notes, 4.625%,
                   10/31/11(3)                                       17,280,290
--------------------------------------------------------------------------------
          734,000  U.S. Treasury Notes, 4.875%,
                   8/15/16                                              757,310
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $50,562,895)                                                   51,318,762
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 6.1%

      $ 3,250,000  FHLB, 5.05%, 1/29/07(3)                         $  3,248,547
--------------------------------------------------------------------------------
        4,100,000  FHLB, 4.625%, 2/1/08(3)                            4,085,773
--------------------------------------------------------------------------------
        3,685,000  FHLB, 5.125%, 9/29/10(3)                           3,735,547
--------------------------------------------------------------------------------
        6,040,000  FHLMC, 5.00%, 9/16/08(3)                           6,063,659
--------------------------------------------------------------------------------
        5,900,000  FHLMC, 6.625%, 9/15/09                             6,194,805
--------------------------------------------------------------------------------
        3,000,000  FHLMC, 5.50%, 3/28/16(3)                           3,052,563
--------------------------------------------------------------------------------
        9,900,000  FHLMC, 5.30%, 5/12/20(3)                           9,662,223
--------------------------------------------------------------------------------
        1,400,000  FNMA, 4.75%, 8/3/07                                1,396,501
--------------------------------------------------------------------------------
        9,300,000  FNMA, 5.80%, 2/9/26(3)                             9,390,275
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $46,463,964)                                                   46,829,893
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(4) -- 4.8%

            6,025  ABSC Net Interest Margin,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $6,009)(6)                               6,023
--------------------------------------------------------------------------------
        1,434,339  Accredited Mortgage Loan
                   Trust, Series 2006-1, Class A1,
                   VRN, 5.38%, 12/25/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with
                   no caps                                            1,435,353
--------------------------------------------------------------------------------
        1,930,092  Accredited Mortgage Loan
                   Trust, Series 2006-2, Class A1,
                   VRN, 5.36%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.04% with
                   no caps                                            1,931,386
--------------------------------------------------------------------------------
          487,118  Ameriquest Mortgage
                   Securities Inc., Series 2006 R1,
                   Class A2A, VRN, 5.40%,
                   12/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.08% with no caps                                   487,490
--------------------------------------------------------------------------------
              166  AQ Finance Net Interest
                   Margin, Series 2004 RN5,
                   Class A, 5.19%, 6/29/34
                   (Acquired 6/24/04, Cost
                   $166)(6)                                                 166
--------------------------------------------------------------------------------
        1,314,067  Argent Securities Inc., Series
                   2006 M3, Class A2A, VRN,
                   5.37%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.05% with
                   no caps                                            1,314,858
--------------------------------------------------------------------------------
        3,887,175  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN, 5.38%,
                   12/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps(3)                              3,891,443
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   840,151  Centex Home Equity, Series
                   2006 A, Class AV1, VRN,
                   5.37%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.05% with
                   no caps                                         $    840,658
--------------------------------------------------------------------------------
        1,685,772  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN,
                   5.39%, 12/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% with
                   no caps                                            1,687,132
--------------------------------------------------------------------------------
          307,676  Countrywide Asset-Backed
                   Certificates, Series 2005-8,
                   Class 2A1, VRN, 5.45%,
                   12/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.13% with no caps                                   307,884
--------------------------------------------------------------------------------
          421,152  Countrywide Asset-Backed
                   Certificates, Series 2006 BC2,
                   Class 2A1, VRN, 5.36%,
                   12/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.04% with no caps                                   421,434
--------------------------------------------------------------------------------
        1,778,818  Countrywide Asset-Backed
                   Certificates, Series 2006-6,
                   Class 2A1, VRN, 5.39%,
                   12/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.07% with no caps                                 1,779,978
--------------------------------------------------------------------------------
        3,900,000  Countrywide Asset-Backed
                   Certificates, Series 2006-22,
                   Class 2A1, VRN, 5.37%,
                   12/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.05% with no caps                                 3,899,173
--------------------------------------------------------------------------------
        2,053,919  Credit-Based Asset Servicing
                   and Securitization, Series
                   2006 CB3, Class AV1, VRN,
                   5.38%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with
                   no caps(3)                                         2,055,271
--------------------------------------------------------------------------------
        2,140,059  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2006 FF11, Class 2A1,
                   VRN, 5.36%, 12/25/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.04% with
                   no caps(3)                                         2,141,177
--------------------------------------------------------------------------------
          950,249  IndyMac Residential Asset
                   Backed Trust, Series 2006 B,
                   Class 2A1, VRN, 5.38%,
                   12/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps                                   950,965
--------------------------------------------------------------------------------
          883,717  Long Beach Mortgage Loan
                   Trust, Series 2006-2,
                   Class 2A1, VRN, 5.39%,
                   12/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.07% with no caps                                   884,355
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,425,302  Long Beach Mortgage Loan
                   Trust, Series 2006-6,
                   Class 2A1, VRN, 5.36%,
                   12/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.04% with no caps                              $  2,426,926
--------------------------------------------------------------------------------
          191,168  Nomura Home Equity Loan,
                   Inc., Series 2006 HE1,
                   Class A1, VRN, 5.40%,
                   12/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.08% with no caps                                   191,324
--------------------------------------------------------------------------------
          334,540  Nomura Home Equity Loan,
                   Inc., Series 2006 HE2,
                   Class A1, VRN, 5.38%,
                   12/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps                                   334,763
--------------------------------------------------------------------------------
          602,046  NovaStar Home Equity Loan,
                   Series 2005-4, Class A2A,
                   VRN, 5.41%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.09% with a cap
                   of 11.00%                                            602,469
--------------------------------------------------------------------------------
          340,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            331,460
--------------------------------------------------------------------------------
        1,450,000  SLC Student Loan Trust,
                   Series 2006-2, Class A1, VRN,
                   5.37%, 12/15/06, resets
                   quarterly off the 3-month
                   LIBOR minus 0.02% with
                   no caps                                            1,450,000
--------------------------------------------------------------------------------
          292,229  SLM Student Loan Trust,
                   Series 2006-2, Class A1, VRN,
                   5.35%, 1/25/07, resets
                   quarterly off the 3-month
                   LIBOR minus 0.03% with
                   no caps                                              292,406
--------------------------------------------------------------------------------
        1,130,000  SLM Student Loan Trust,
                   Series 2006-5, Class A2, VRN,
                   5.37%, 1/25/07, resets
                   quarterly off the 3-month
                   LIBOR minus 0.01% with
                   no caps                                            1,130,667
--------------------------------------------------------------------------------
        1,250,000  SLM Student Loan Trust,
                   Series 2006-7, Class A1, VRN,
                   5.34%, 1/25/07, resets
                   quarterly off the 3-month
                   LIBOR minus 0.04% with
                   no caps                                            1,250,306
--------------------------------------------------------------------------------
        3,000,000  SLM Student Loan Trust,
                   Series 2006-10, Class A2, VRN,
                   5.39%, 12/25/06, resets
                   quarterly off the 3-month
                   LIBOR plus 0.01% with
                   no caps                                            3,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,831,251  Soundview Home Equity Loan
                   Trust, Series 2006-3, Class A1,
                   VRN, 5.36%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.04% with
                   no caps                                         $  1,832,496
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $36,866,881)                                                   36,877,563
--------------------------------------------------------------------------------
COMMERCIAL PAPER(7) -- 3.2%

        3,500,000  Chariot Funding LLC, 5.25%,
                   12/5/06 (Acquired 11/8/06,
                   Cost $3,486,219)(3)(6)                             3,497,924
--------------------------------------------------------------------------------
        3,500,000  Dexia Delaware LLC, 5.19%,
                   2/6/07(3)                                          3,465,868
--------------------------------------------------------------------------------
        3,500,000  Govco Incorporated, 5.25%,
                   12/4/06 (Acquired 11/8/06,
                   Cost $3,486,729)(3)(6)                             3,498,453
--------------------------------------------------------------------------------
        3,500,000  ING (U.S.) Funding LLC,
                   5.24%, 2/26/07(3)                                  3,455,680
--------------------------------------------------------------------------------
        7,000,000  IXIS, 5.25%, 12/14/06
                   (Acquired 10/5/06 - 11/8/06,
                   Cost $6,945,964)(3)(6)                             6,986,749
--------------------------------------------------------------------------------
        3,500,000  Thunder Bay Funding LLC,
                   5.26%, 12/1/06 (Acquired
                   11/8/06, Cost $3,488,238)(3)(6)                    3,500,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $24,405,072)                                                   24,404,674
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 2.0%

        4,400,000  Commonwealth of
                   Massachusetts Rev., 5.50%,
                   1/1/34 (FGIC)(3)                                   5,464,360
--------------------------------------------------------------------------------
        3,000,000  Gulf Gate Apartments Rev.,
                   VRDN, 5.37%, 12/7/06
                   (Acquired 9/29/03 - 11/10/03,
                   Cost $3,000,000)(3)(6)                             3,000,000
--------------------------------------------------------------------------------
          800,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                        790,376
--------------------------------------------------------------------------------
        1,120,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   5.31%, 12/6/06 (LOC:
                   Keybank N.A.)                                      1,120,000
--------------------------------------------------------------------------------
        4,000,000  Sacramento City Financing
                   Auth. Rev., Series 2006 E,
                   (Master Lease Program
                   Facilities), 5.25%, 12/1/30
                   (Ambac)(8)                                         4,770,320
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $14,622,296)                                                   15,145,056
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS
& AGENCIES -- 1.2%

      $    28,000  Bundesschatzanweisungen,
                   3.25%, 6/13/08                                  $  3,686,180
--------------------------------------------------------------------------------
           77,000  Hydro Quebec, 8.40%,
                   1/15/22                                              102,215
--------------------------------------------------------------------------------
        2,583,321  KfW, VRN, 0.23%, 2/8/07,
                   resets quarterly off the
                   3-month JPY LIBOR minus
                   0.22% with no caps                                 3,457,665
--------------------------------------------------------------------------------
          900,000  Province of Quebec, 5.00%,
                   7/17/09                                              903,056
--------------------------------------------------------------------------------
          970,000  Republic of Italy, 4.00%,
                   6/16/08                                              956,465
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $9,021,900)                                                     9,105,581
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 10.3%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 4.81%, 2/1/07, valued
at $38,775,507), in a joint trading account at
5.24%, dated 11/30/06, due 12/1/06
(Delivery value $38,005,531)(3)                                      38,000,000
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First
Boston Corp., (collateralized by various U.S.
Treasury obligations, 5.01%, 12/28/06,
valued at $2,753,954), in  a joint trading
account at 5.23%, dated 11/30/06, due
12/1/06 (Delivery value $2,700,392)(3)                             $  2,700,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Treasury
obligations, 4.25% - 5.01%, 12/28/06 -
1/15/11, valued at $38,774,324), in a joint
trading account at 5.24%, dated 11/30/06,
due 12/1/06 (Delivery value $38,005,531)(3)                          38,000,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $78,700,000)                                                   78,700,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 109.6%
(Cost $761,818,098)                                                 835,103,535
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (9.6)%                                               (73,106,420)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $761,997,115
================================================================================

FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                Expiration      Underlying Face      Unrealized
    Contracts Purchased            Date         Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
   323  U.S. Treasury
        2-Year Notes            March 2007        $ 66,215,000         $140,605
--------------------------------------------------------------------------------
   522  U.S. Treasury
        5-Year Notes            March 2007          55,413,563          308,763
--------------------------------------------------------------------------------
                                                  $121,628,563         $449,368
                                                ================================

                                Expiration      Underlying Face      Unrealized
     Contracts Sold                Date         Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
   60  U.S. Long Bond           March 2007         $ 6,862,500        $ (42,885)
--------------------------------------------------------------------------------
  600  U.S. Treasury
       10-Year Notes            March 2007          65,512,500         (512,287)
--------------------------------------------------------------------------------
                                                   $72,375,000        $(555,172)
                                                ================================

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2006

SWAP AGREEMENTS
                                                                                              Unrealized
Notional Amount               Description of Agreement                      Expiration Date   Gain (Loss)
---------------------------------------------------------------------------------------------------------
CREDIT DEFAULT
---------------------------------------------------------------------------------------------------------
   $5,620,000     Pay quarterly a fixed rate equal to 0.45% multiplied by    December 2010     $(39,963)
                  the notional amount and receive from Deutsche Bank AG
                  upon each default event of one of the issues of Dow
                  Jones CDX N.A. Investment Grade 5, par value of the
                  proportional notional amount.
---------------------------------------------------------------------------------------------------------
    4,750,000     Pay quarterly a fixed rate equal to 0.85% multiplied by    December 2010      (51,422)
                  the notional amount and receive from Barclays Capital,
                  Inc. upon each default event of one of the issues of
                  Dow Jones CDX N.A. Investment Grade High Volume 5,
                  par value of the proportional notional amount.
---------------------------------------------------------------------------------------------------------
   11,000,000     Pay quarterly a fixed rate equal to 0.40% multiplied by      June 2011        (48,142)
                  the notional amount and receive from Barclays Capital,
                  Inc. upon each default event of one of the issues of
                  Dow Jones CDX N.A. Investment Grade 6, par value of
                  the proportional notional amount.
---------------------------------------------------------------------------------------------------------
    5,000,000     Pay quarterly a fixed rate equal to 0.75% multiplied by      June 2011        (17,605)
                  the notional amount and receive from Deutsche Bank AG
                  upon each default event of one of the issues of Dow
                  Jones CDX N.A. Investment Grade High Volume 6, par
                  value of the proportional notional amount.
---------------------------------------------------------------------------------------------------------
INTEREST RATE
---------------------------------------------------------------------------------------------------------
    3,596,000     Receive semiannually a fixed rate equal to 5.6965% and     November 2030      312,450
                  pay quarterly a variable rate based on the 3-month
                  LIBOR with Barclays Capital, Inc.
---------------------------------------------------------------------------------------------------------
                                                                                               $155,318
                                                                                             ============
NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

ADR = American Depositary Receipt

Ambac = Ambac Assurance Corporation

CDX = Credit Derivative Indexes

CVA = Certificaten Van Aandelen

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

JPY = Japanese Yen

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2006.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective November 30, 2006.

(1) Non-income producing.

(2) Industry is less than 0.05% of total net assets.

(3) Security, or a portion thereof, has been segregated for forward commitments, futures contracts, swap agreements and/or when-issued securities.

(4) Final maturity indicated, unless otherwise noted.

(5) Forward commitment.

(6) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2006 was $35,662,715, which represented 4.7% of total net assets.

(7) The rate indicated is the yield to maturity at purchase.

(8) When-issued security.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2006
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          12.49%      7.83%       8.12%      8.45%        2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(1)        14.23%      6.08%       8.05%      9.33%(2)       --
--------------------------------------------------------------------------------
CITIGROUP US BROAD
INVESTMENT-GRADE
BOND INDEX(3)            5.99%      5.10%       6.23%      6.32%(2)       --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(1)       5.94%      5.05%       6.20%      6.31%(2)       --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(1)            4.60%      2.30%       3.59%      3.70%(2)       --
--------------------------------------------------------------------------------
Institutional           12.55%      8.04%         --       5.31%        8/1/00
--------------------------------------------------------------------------------
Advisor                 12.06%      7.54%       7.84%      8.07%        10/2/96
--------------------------------------------------------------------------------
A Class                                                                 9/30/04
  No sales charge*      12.20%        --          --      11.41%
  With sales charge*     5.71%        --          --       8.42%
--------------------------------------------------------------------------------
B Class                                                                 9/30/04
  No sales charge*      11.39%        --          --      10.60%
  With sales charge*     7.39%        --          --       9.36%
--------------------------------------------------------------------------------
C Class                 11.37%      6.81%         --       7.45%        10/2/01
--------------------------------------------------------------------------------
R Class                 11.95%        --          --      10.73%        8/29/03
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) In September of 2006, one of the fund's benchmarks changed from Lehman
    Brothers U.S. Aggregate Index to Citigroup US Broad Investment-Grade Bond
    Index. The fund's investment advisor believes this index better represents the fund's portfolio composition.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Moderate - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30
---------------------------------------------------------------------------------------------------------
                   1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class    13.02%   10.32%   16.97%    5.20%   -2.37%   -6.23%   15.67%   10.61%    8.04%   12.49%
---------------------------------------------------------------------------------------------------------
S&P 500 Index     28.51%   23.66%   20.90%   -4.22%  -12.22%  -16.51%   15.09%   12.86%    8.44%   14.23%
---------------------------------------------------------------------------------------------------------
Citigroup
US Broad
Investment-Grade
Bond Index         7.56%    9.49%   -0.07%    9.02%   11.22%    7.22%    5.31%    4.51%    2.54%    5.99%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index              7.55%    9.45%   -0.04%    9.06%   11.16%    7.34%    5.18%    4.44%    2.40%    5.94%
---------------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury
Bill Index         5.13%    4.96%    4.65%    5.93%    3.80%    1.65%    1.05%    1.28%    2.94%    4.60%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Moderate - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND IRINA TORELLI

PERFORMANCE SUMMARY

Strategic Allocation: Moderate returned 12.49%* for the 12 months ended November
30, 2006. The fund's performance reflected the returns of its underlying security sectors, as well as their relative weights in the portfolio. The fund allocates holdings over time with the following neutral weightings: 63% stocks,
31% bonds, and 6% cash-equivalent investments. These proportions may change with short-term tactical adjustments and shifting securities prices.

For broad comparison purposes, U.S. stocks (represented by the S&P 500 Index)
returned 14.23%, U.S. bonds (represented by the Lehman Brothers U.S. Aggregate
Index) returned 5.94%, foreign stocks (represented by the MSCI EAFE Index)
returned 28.20%, and cash equivalents (represented by the 90-Day U.S. Treasury
Bill Index) returned 4.60%. As discussed in the Market Perspective on page 2, this was a favorable period for most financial markets.

U.S. STOCK PORTFOLIO

U.S. stocks were positive contributors to fund performance, although a tactical emphasis on large- and mid-cap growth stocks over value stocks through much of the 12-month period tempered portfolio returns. Large- and mid-cap stock outcomes varied widely by style, with value clearly prevailing for the full period. Measured by the Russell Top 200 indexes, large-cap growth stocks returned 6.69% for the 12 months, compared with 20.28% for large-cap value. The disparity was narrower, but still substantial, in the mid-cap range, where the
Russell Midcap Growth Index returned 12.88% for the reporting period versus
20.16% for its value counterpart.

FOREIGN STOCK PORTFOLIO

A tactical overweight position in foreign developed markets stocks aided fund performance. We removed the overweight in the final calendar quarter, slightly diminishing the advantage. In emerging markets, timely tactical rebalancing added to returns. We lightened our holdings at mid-year before this sector declined and rebuilt our position in time to catch an upsweep in the final quarter. Developments in Europe were among the highlights of the period, where the European gross domestic product topped the individual outputs

ASSET ALLOCATION AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                       40.0%
--------------------------------------------------------------------------------
U.S. Bonds                                                        32.9%
--------------------------------------------------------------------------------
Foreign Stocks(1)                                                 18.1%
--------------------------------------------------------------------------------
Money Market Securities                                            7.3%
--------------------------------------------------------------------------------
Foreign Bonds                                                      1.7%
--------------------------------------------------------------------------------
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                       27.6%
--------------------------------------------------------------------------------
Corporate Bonds                                                  18.7%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                14.2%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                         14.0%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                              13.2%
--------------------------------------------------------------------------------
Asset-Backed Securities                                           9.4%
--------------------------------------------------------------------------------
Municipal Securities                                              2.9%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                   (continued)

------

Strategic Allocation: Moderate - Portfolio Commentary

of the U.S., Japan, and Britain for the first time since early 2001. Europe also benefited from better-than-expected corporate earnings and a record-breaking
$1.4 trillion in merger-and-acquisition activity. Japan and other Asian markets also gained during the period.

FIXED-INCOME PORTFOLIO

U.S. bonds performed surprisingly well, especially considering what happened in the first half of the reporting period. As noted in the Market Perspective, bonds had to overcome one of the worst selloffs in years in the first six months of 2006. The portfolio's relatively underweight stake in conventional U.S.
Treasury securities (14% of total U.S. bond holdings at the end of the reporting period, well below their market weight in the Lehman Aggregate), and its higher weighting in mortgage-backed securities added to returns in the first half of the 12-month period (when Treasurys underperformed). However, narrowing yield spreads and a Treasury market rally reduced the excess return from that position as the reporting period concluded. The fund's stake in money market securities enhanced portfolio stability in the rising yield environment of the first half of the reporting period.

OUR STARTING POINT FOR THE NEXT SIX MONTHS

As of November 30, 2006, the fund retained underweight positions in small- and mid-cap stocks relative to its long-term allocations. "We're staying up in capital size and marginally underweighting equities in general," said portfolio team leader Jeff Tyler. Overseas, Japanese stocks appeared to hold more long-term potential than European equities. "I still think the Japanese economy is underestimated and underinvested, but we have to see when others will invest and believe in that view," Tyler said. The portfolio team leaders also continued
to believe the U.S. dollar faces potential weakness over time, so they retained a small, 2% position in international bonds.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S              % OF
                                         U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           3.4%                  1.4%
--------------------------------------------------------------------------------
Bank of America Corp.                       3.0%                  1.3%
--------------------------------------------------------------------------------
Citigroup Inc.                              2.4%                  1.0%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                        1.9%                  0.8%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              1.8%                  0.8%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                           FOREIGN                % OF
                                           STOCKS              NET ASSETS
--------------------------------------------------------------------------------
America Movil SA de
CV Series L ADR                             1.8%                  0.3%
--------------------------------------------------------------------------------
Roche Holding AG ORD                        1.7%                  0.3%
--------------------------------------------------------------------------------
Accenture Ltd. Cl A                         1.6%                  0.3%
--------------------------------------------------------------------------------
Royal Dutch Shell
plc ADR                                     1.5%                  0.3%
--------------------------------------------------------------------------------
Novartis AG ORD                             1.4%                  0.3%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                           47.0%
--------------------------------------------------------------------------------
Asia/Pacific                                                     35.3%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                        15.8%
--------------------------------------------------------------------------------
Africa                                                            1.9%
--------------------------------------------------------------------------------

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 61.5%

AEROSPACE & DEFENSE -- 1.3%
--------------------------------------------------------------------------------
          180,274  BE Aerospace, Inc.(1)                         $    4,724,982
--------------------------------------------------------------------------------
           49,773  Boeing Co.                                         4,406,404
--------------------------------------------------------------------------------
           18,900  Honeywell International Inc.                         812,322
--------------------------------------------------------------------------------
           66,507  Lockheed Martin Corp.                              6,015,558
--------------------------------------------------------------------------------
           38,600  Northrop Grumman Corp.                             2,583,498
--------------------------------------------------------------------------------
           67,200  Precision Castparts Corp.                          5,070,912
--------------------------------------------------------------------------------
           27,601  Spirit Aerosystems Holdings
                   Inc. Cl A(1)                                         804,569
--------------------------------------------------------------------------------
           52,600  United Technologies Corp.                          3,394,278
--------------------------------------------------------------------------------
                                                                     27,812,523
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.1%
--------------------------------------------------------------------------------
            3,009  FedEx Corporation                                    347,329
--------------------------------------------------------------------------------
           31,652  United Parcel Service, Inc.
                   Cl B                                               2,466,324
--------------------------------------------------------------------------------
                                                                      2,813,653
--------------------------------------------------------------------------------
AIRLINES -- 0.3%
--------------------------------------------------------------------------------
        1,848,000  Air China Ltd. ORD                                   940,766
--------------------------------------------------------------------------------
        1,375,000  AirAsia Bhd ORD(1)                                   581,468
--------------------------------------------------------------------------------
           53,000  Continental Airlines Inc. Cl B(1)                  2,153,920
--------------------------------------------------------------------------------
           30,190  Ryanair Holdings plc ADR(1)                        2,312,252
--------------------------------------------------------------------------------
           60,005  Southwest Airlines Co.                               942,679
--------------------------------------------------------------------------------
                                                                      6,931,085
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.1%
--------------------------------------------------------------------------------
            8,884  ArvinMeritor Inc.                                    153,782
--------------------------------------------------------------------------------
           43,720  Halla Climate Control ORD                            554,906
--------------------------------------------------------------------------------
          103,689  Nokian Renkaat Oyj ORD                             2,147,130
--------------------------------------------------------------------------------
                                                                      2,855,818
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.6%
--------------------------------------------------------------------------------
        2,486,000  Dongfeng Motor Group Co.
                   Ltd. Cl H ORD(1)                                   1,108,958
--------------------------------------------------------------------------------
           88,189  Harley-Davidson, Inc.                              6,505,703
--------------------------------------------------------------------------------
           15,490  Hyundai Motor Company ORD                          1,172,955
--------------------------------------------------------------------------------
          301,500  PT Astra International Tbk
                   ORD                                                  524,705
--------------------------------------------------------------------------------
           58,900  Toyota Motor Corp. ORD                             3,572,010
--------------------------------------------------------------------------------
                                                                     12,884,331
--------------------------------------------------------------------------------
BEVERAGES -- 1.2%
--------------------------------------------------------------------------------
           64,900  Anheuser-Busch Companies,
                   Inc.                                               3,083,399
--------------------------------------------------------------------------------
          196,525  Coca-Cola Company (The)                            9,203,266
--------------------------------------------------------------------------------
           99,000  Coca-Cola Enterprises Inc.                         2,024,550
--------------------------------------------------------------------------------
          187,440  Compania Cervecerias
                   Unidas SA ORD                                      1,097,036
--------------------------------------------------------------------------------
          127,716  Pepsi Bottling Group Inc.                          4,000,065
--------------------------------------------------------------------------------
           95,669  PepsiCo, Inc.                                      5,928,608
--------------------------------------------------------------------------------
           82,670  SABMiller plc ORD                                  1,727,598
--------------------------------------------------------------------------------
                                                                     27,064,522
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.9%
--------------------------------------------------------------------------------
          151,609  Amgen Inc.(1)(2)                              $   10,764,239
--------------------------------------------------------------------------------
           13,494  Biogen Idec Inc.(1)                                  705,196
--------------------------------------------------------------------------------
           28,600  Celgene Corp.(1)                                   1,593,878
--------------------------------------------------------------------------------
           20,060  CSL Ltd. ORD                                         938,978
--------------------------------------------------------------------------------
           15,500  Digene Corp.(1)                                      792,050
--------------------------------------------------------------------------------
           20,600  Genentech, Inc.(1)                                 1,684,050
--------------------------------------------------------------------------------
           37,600  Gilead Sciences, Inc.(1)                           2,478,592
--------------------------------------------------------------------------------
                                                                     18,956,983
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
            5,020  KCC Corp. ORD                                      1,595,579
--------------------------------------------------------------------------------
           27,000  Masco Corp.                                          774,630
--------------------------------------------------------------------------------
                                                                      2,370,209
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.3%
--------------------------------------------------------------------------------
          117,180  Amvescap plc ORD                                   1,267,003
--------------------------------------------------------------------------------
           56,800  Bank of New York Co., Inc.
                   (The)                                              2,018,672
--------------------------------------------------------------------------------
            9,700  Bear Stearns Companies
                   Inc. (The)                                         1,479,056
--------------------------------------------------------------------------------
           41,670  Credit Suisse Group ORD                            2,756,435
--------------------------------------------------------------------------------
          162,733  Egyptian Financial Group -
                   Hermes Holding SAE ORD(1)                          1,161,139
--------------------------------------------------------------------------------
           51,877  Goldman Sachs Group, Inc.
                   (The)(2)                                          10,105,640
--------------------------------------------------------------------------------
           10,250  Julius Baer Holding AG ORD                         1,090,835
--------------------------------------------------------------------------------
           47,209  Lehman Brothers Holdings
                   Inc.                                               3,477,887
--------------------------------------------------------------------------------
          272,920  Man Group plc ORD                                  2,543,168
--------------------------------------------------------------------------------
           68,547  Mellon Financial Corp.                             2,757,646
--------------------------------------------------------------------------------
           42,400  Merrill Lynch & Co., Inc.                          3,707,032
--------------------------------------------------------------------------------
          140,755  Morgan Stanley(2)                                 10,719,901
--------------------------------------------------------------------------------
           53,500  SEI Investments Co.                                3,113,165
--------------------------------------------------------------------------------
           14,453  State Street Corp.                                   897,965
--------------------------------------------------------------------------------
           40,154  UBS AG ORD                                         2,414,837
--------------------------------------------------------------------------------
                                                                     49,510,381
--------------------------------------------------------------------------------
CHEMICALS -- 1.3%
--------------------------------------------------------------------------------
           10,296  Albemarle Corp.                                      718,043
--------------------------------------------------------------------------------
          157,795  Celanese Corp., Series A                           3,471,490
--------------------------------------------------------------------------------
           63,500  du Pont (E.I.) de Nemours
                   & Co.                                              2,980,055
--------------------------------------------------------------------------------
           22,943  H.B. Fuller Company                                  598,124
--------------------------------------------------------------------------------
           26,300  International Flavors &
                   Fragrances Inc.                                    1,238,993
--------------------------------------------------------------------------------
           21,320  Linde AG ORD                                       2,101,205
--------------------------------------------------------------------------------
          145,220  Lyondell Chemical Co.                              3,586,934
--------------------------------------------------------------------------------
           27,744  Minerals Technologies Inc.                         1,576,969
--------------------------------------------------------------------------------
           78,466  Monsanto Co.                                       3,771,860
--------------------------------------------------------------------------------
            9,500  Nalco Holding Co.(1)                                 189,335
--------------------------------------------------------------------------------
            5,500  Potash Corp. of
                   Saskatchewan                                         774,070
--------------------------------------------------------------------------------
           36,200  PPG Industries, Inc.                               2,327,660
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

           36,500  Shin-Etsu Chemical Co., Ltd.
                   ORD                                           $    2,412,207
--------------------------------------------------------------------------------
           12,810  Syngenta AG ORD                                    2,253,953
--------------------------------------------------------------------------------
                                                                     28,000,898
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.2%
--------------------------------------------------------------------------------
           92,358  Anglo Irish Bank Corp. plc
                   ORD                                                1,755,873
--------------------------------------------------------------------------------
           26,254  Banco Macro Bansud SA ADR                            735,900
--------------------------------------------------------------------------------
           99,470  Banco Popolare di Verona e
                   Novara Scrl ORD                                    2,796,432
--------------------------------------------------------------------------------
          246,000  Bank of Yokohama Ltd.
                   (The) ORD                                          1,885,033
--------------------------------------------------------------------------------
          215,423  Barclays plc ORD                                   2,881,918
--------------------------------------------------------------------------------
           16,400  BB&T Corporation                                     705,364
--------------------------------------------------------------------------------
          902,500  China Merchants Bank Co.
                   Ltd. Cl H ORD(1)                                   1,733,335
--------------------------------------------------------------------------------
        1,223,040  Chinatrust Financial Holding
                   Co. ORD                                            1,043,298
--------------------------------------------------------------------------------
            6,226  Credicorp Ltd.                                       248,729
--------------------------------------------------------------------------------
           28,044  Erste Bank der
                   Oesterreichischen
                   Sparkassen AG ORD                                  2,043,847
--------------------------------------------------------------------------------
           54,400  Fifth Third Bancorp                                2,144,992
--------------------------------------------------------------------------------
          230,448  Grupo Financiero Banorte
                   SA de CV ORD                                         858,780
--------------------------------------------------------------------------------
           13,850  KBC Groupe ORD                                     1,558,762
--------------------------------------------------------------------------------
            2,250  KeyCorp                                               81,225
--------------------------------------------------------------------------------
            7,897  Komercni Banka AS ORD                              1,178,651
--------------------------------------------------------------------------------
        2,301,700  Krung Thai Bank Public Co.
                   Ltd. ORD                                             884,899
--------------------------------------------------------------------------------
           20,600  Marshall & Ilsley Corp.                              943,274
--------------------------------------------------------------------------------
              160  Mitsubishi UFJ Financial
                   Group, Inc. ORD                                    2,045,699
--------------------------------------------------------------------------------
           57,880  National Australia Bank Ltd.
                   ORD                                                1,790,039
--------------------------------------------------------------------------------
           60,970  National Bank of Greece SA
                   ORD                                                2,796,469
--------------------------------------------------------------------------------
           38,800  National City Corp.                                1,400,680
--------------------------------------------------------------------------------
           24,652  PNC Financial Services Group                       1,742,650
--------------------------------------------------------------------------------
        3,562,000  PT Bank Mandiri Tbk ORD                            1,078,511
--------------------------------------------------------------------------------
       17,578,500  PT Bank Niaga Tbk ORD                              1,918,003
--------------------------------------------------------------------------------
           10,905  Raiffeisen International Bank
                   Holding AG ORD                                     1,282,937
--------------------------------------------------------------------------------
           49,526  Royal Bank of Scotland
                   Group plc ORD                                      1,793,429
--------------------------------------------------------------------------------
           32,830  Shinhan Financial Group
                   Co., Ltd. ORD                                      1,597,889
--------------------------------------------------------------------------------
           19,068  Societe Generale ORD                               3,195,673
--------------------------------------------------------------------------------
           37,460  Standard Chartered plc ORD                         1,074,446
--------------------------------------------------------------------------------
           45,200  SunTrust Banks, Inc.                               3,690,580
--------------------------------------------------------------------------------
           39,900  Swedbank AB Cl A ORD                               1,399,008
--------------------------------------------------------------------------------
          221,631  Turkiye Garanti Bankasi AS
                   ORD                                                  734,200
--------------------------------------------------------------------------------
          116,840  U.S. Bancorp                                       3,930,498
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          128,000  United Overseas Bank Ltd.
                   ORD                                           $    1,545,823
--------------------------------------------------------------------------------
           62,900  Wachovia Corp.                                     3,408,551
--------------------------------------------------------------------------------
          272,581  Wells Fargo & Co.                                  9,605,754
--------------------------------------------------------------------------------
           12,000  Zions Bancorporation                                 938,880
--------------------------------------------------------------------------------
                                                                     70,450,031
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
--------------------------------------------------------------------------------
           42,300  Adecco SA ORD                                      2,803,406
--------------------------------------------------------------------------------
           43,331  American Banknote SA ORD                             340,916
--------------------------------------------------------------------------------
          208,894  Capita Group plc ORD                               2,355,162
--------------------------------------------------------------------------------
           23,700  Corrections Corp. of America(1)                    1,077,165
--------------------------------------------------------------------------------
           48,800  Experian Group Ltd. ORD                              560,326
--------------------------------------------------------------------------------
           40,800  R.R. Donnelley & Sons
                   Company                                            1,439,016
--------------------------------------------------------------------------------
           37,300  Republic Services, Inc. Cl A                       1,547,204
--------------------------------------------------------------------------------
          103,630  Waste Management, Inc.                             3,793,894
--------------------------------------------------------------------------------
                                                                     13,917,089
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
          919,841  AAC Acoustic Technology
                   Holdings Inc. ORD(1)                                 993,291
--------------------------------------------------------------------------------
          403,284  Cisco Systems Inc.(1)(2)                          10,840,275
--------------------------------------------------------------------------------
           23,000  CommScope Inc.(1)                                    693,910
--------------------------------------------------------------------------------
           11,555  Interdigital Communications
                   Corp.(1)                                             369,182
--------------------------------------------------------------------------------
           95,100  Juniper Networks, Inc.(1)                          2,024,679
--------------------------------------------------------------------------------
           33,443  Motorola, Inc.                                       741,431
--------------------------------------------------------------------------------
           22,700  Nokia Oyj ADR                                        458,994
--------------------------------------------------------------------------------
            8,600  Research In Motion Ltd.(1)                         1,193,938
--------------------------------------------------------------------------------
          490,070  Telefonaktiebolaget LM
                   Ericsson Cl B ORD                                  1,897,318
--------------------------------------------------------------------------------
          162,000  Vtech Holdings Ltd. ORD                            1,019,418
--------------------------------------------------------------------------------
          833,532  Wistron NeWeb Corp. ORD                            2,457,702
--------------------------------------------------------------------------------
                                                                     22,690,138
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.5%
--------------------------------------------------------------------------------
          654,000  Acer Inc. ORD                                      1,410,885
--------------------------------------------------------------------------------
           58,800  Apple Computer, Inc.(1)                            5,390,784
--------------------------------------------------------------------------------
          790,000  Asustek Computer Inc. ORD                          2,170,638
--------------------------------------------------------------------------------
            5,700  Diebold, Inc.                                        262,200
--------------------------------------------------------------------------------
          388,837  Hewlett-Packard Co.(2)                            15,343,509
--------------------------------------------------------------------------------
           78,632  Lexmark International, Inc.
                   Cl A(1)                                            5,424,035
--------------------------------------------------------------------------------
           54,700  Network Appliance, Inc.(1)                         2,144,787
--------------------------------------------------------------------------------
          705,000  Wistron Corp. ORD                                    898,818
--------------------------------------------------------------------------------
                                                                     33,045,656
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.4%
--------------------------------------------------------------------------------
           69,701  Foster Wheeler Ltd.(1)                             3,763,854
--------------------------------------------------------------------------------
           59,507  Granite Construction Inc.                          3,070,561
--------------------------------------------------------------------------------
           17,150  Hochtief AG ORD                                    1,151,282
--------------------------------------------------------------------------------
           61,572  Quanta Services, Inc.(1)                           1,128,615
--------------------------------------------------------------------------------
                                                                      9,114,312
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.2%
--------------------------------------------------------------------------------
          478,000  Asia Cement Corp. ORD                         $      473,494
--------------------------------------------------------------------------------
          281,000  Corporacion Moctezuma, SA
                   de CV ORD                                            724,567
--------------------------------------------------------------------------------
           24,450  Holcim Ltd. ORD                                    2,193,877
--------------------------------------------------------------------------------
           17,512  Pretoria Portland Cement Co.
                   Ltd. ORD                                             926,038
--------------------------------------------------------------------------------
                                                                      4,317,976
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.4%
--------------------------------------------------------------------------------
           66,426  American Express Co.                               3,900,535
--------------------------------------------------------------------------------
           14,410  ORIX Corp. ORD                                     3,946,240
--------------------------------------------------------------------------------
                                                                      7,846,775
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
           22,900  Bemis Co., Inc.                                      781,577
--------------------------------------------------------------------------------
           69,685  Temple-Inland Inc.                                 2,724,684
--------------------------------------------------------------------------------
                                                                      3,506,261
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
           15,000  Genuine Parts Company                                703,350
--------------------------------------------------------------------------------
          495,400  Li & Fung Ltd. ORD                                 1,439,292
--------------------------------------------------------------------------------
                                                                      2,142,642
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.3%
--------------------------------------------------------------------------------
            4,400  iShares Russell 1000 Growth
                   Index Fund                                           242,308
--------------------------------------------------------------------------------
           37,400  Standard and Poor's 500
                   Depositary Receipt                                 5,255,074
--------------------------------------------------------------------------------
                                                                      5,497,382
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
           51,200  H & R Block, Inc.                                  1,228,800
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
--------------------------------------------------------------------------------
          512,156  Bank of America Corp.(2)                          27,579,601
--------------------------------------------------------------------------------
          456,681  Citigroup Inc.(2)                                 22,646,811
--------------------------------------------------------------------------------
            8,330  Deutsche Boerse AG ORD                             1,394,950
--------------------------------------------------------------------------------
           65,873  ING Groep N.V. CVA                                 2,809,281
--------------------------------------------------------------------------------
           10,100  IntercontinentalExchange
                   Inc.(1)                                              992,325
--------------------------------------------------------------------------------
           15,400  International Securities
                   Exchange Inc.                                        818,972
--------------------------------------------------------------------------------
          387,190  JPMorgan Chase & Co.(2)                           17,919,153
--------------------------------------------------------------------------------
           71,911  McGraw-Hill Companies, Inc.
                   (The)                                              4,792,868
--------------------------------------------------------------------------------
           21,300  Nasdaq Stock Market, Inc.
                   (The)(1)                                             855,195
--------------------------------------------------------------------------------
              375  Nymex Holdings Inc.(1)                                43,350
--------------------------------------------------------------------------------
                                                                     79,852,506
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.7%
--------------------------------------------------------------------------------
          377,873  AT&T Inc.(2)                                      12,813,673
--------------------------------------------------------------------------------
          413,922  Axtel SA de CV ORD(1)                              1,010,739
--------------------------------------------------------------------------------
           78,914  BellSouth Corp.                                    3,518,775
--------------------------------------------------------------------------------
          201,090  BT Group plc ORD                                   1,123,705
--------------------------------------------------------------------------------
            1,831  CenturyTel Inc.                                       77,909
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           16,754  Commonwealth Telephone
                   Enterprises, Inc.                             $      698,139
--------------------------------------------------------------------------------
          233,710  Comstar United Telesystems
                   GDR                                                1,738,802
--------------------------------------------------------------------------------
           11,400  Fastweb ORD                                          592,049
--------------------------------------------------------------------------------
          100,530  Hellenic Telecommunications
                   Organization SA ORD(1)                             2,922,127
--------------------------------------------------------------------------------
           60,900  LG Dacom Corp. ORD                                 1,401,807
--------------------------------------------------------------------------------
        1,354,500  PT Telekomunikasi Indonesia
                   Tbk ORD                                            1,463,126
--------------------------------------------------------------------------------
          121,150  Telefonica SA ORD                                  2,454,130
--------------------------------------------------------------------------------
          134,000  Telenor ASA ORD                                    2,301,714
--------------------------------------------------------------------------------
          162,734  Verizon Communications Inc.                        5,685,926
--------------------------------------------------------------------------------
                                                                     37,802,621
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.6%
--------------------------------------------------------------------------------
           17,900  Allegheny Energy, Inc.(1)                            794,044
--------------------------------------------------------------------------------
           48,450  CEZ AS ORD(1)                                      2,158,593
--------------------------------------------------------------------------------
           71,799  Equatorial Energia SA ORD(1)                         579,506
--------------------------------------------------------------------------------
           50,600  Exelon Corporation                                 3,072,938
--------------------------------------------------------------------------------
           59,690  Fortum Oyj ORD                                     1,745,302
--------------------------------------------------------------------------------
            7,959  Northeast Utilities                                  223,091
--------------------------------------------------------------------------------
           73,800  PPL Corporation                                    2,682,630
--------------------------------------------------------------------------------
        2,724,091  Unified Energy System ORD                          2,587,886
--------------------------------------------------------------------------------
                                                                     13,843,990
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
          210,980  ABB Ltd. ORD                                       3,407,590
--------------------------------------------------------------------------------
              780  Acuity Brands Inc.                                    41,083
--------------------------------------------------------------------------------
           14,400  Alstom RGPT ORD(1)                                 1,674,080
--------------------------------------------------------------------------------
           33,300  Cooper Industries, Ltd. Cl A                       3,044,952
--------------------------------------------------------------------------------
           57,018  Emerson Electric Co.                               4,943,461
--------------------------------------------------------------------------------
           17,800  General Cable Corp.(1)                               756,500
--------------------------------------------------------------------------------
           16,597  Hubbell Inc. Cl B                                    870,513
--------------------------------------------------------------------------------
          102,000  Matsushita Electric Works,
                   Ltd. ORD                                           1,146,404
--------------------------------------------------------------------------------
          252,000  Mitsubishi Electric Corp. ORD                      2,292,393
--------------------------------------------------------------------------------
           35,945  Roper Industries Inc.                              1,844,338
--------------------------------------------------------------------------------
           20,150  Vestas Wind Systems AS
                   ORD(1)                                               778,030
--------------------------------------------------------------------------------
                                                                     20,799,344
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
--------------------------------------------------------------------------------
           17,000  Amphenol Corp. Cl A                                1,158,210
--------------------------------------------------------------------------------
           14,300  Anixter International Inc.(1)                        838,266
--------------------------------------------------------------------------------
            6,895  AVX Corp.                                            107,148
--------------------------------------------------------------------------------
           22,100  Daktronics Inc.                                      799,578
--------------------------------------------------------------------------------
          652,600  Hon Hai Precision Industry
                   Co., Ltd. ORD                                      4,750,033
--------------------------------------------------------------------------------
           20,600  Hoya Corp. ORD                                       811,507
--------------------------------------------------------------------------------
           14,900  Murata Manufacturing Co.
                   Ltd. ORD                                           1,016,889
--------------------------------------------------------------------------------
           23,700  Tektronix, Inc.                                      724,272
--------------------------------------------------------------------------------
                                                                     10,205,903
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.8%
--------------------------------------------------------------------------------
           57,700  Acergy SA ORD(1)                              $    1,131,694
--------------------------------------------------------------------------------
           41,178  Aker Kvaerner ASA ORD                              4,708,732
--------------------------------------------------------------------------------
           20,800  Cameron International Corp.(1)                     1,129,856
--------------------------------------------------------------------------------
           54,722  CAT Oil AG ORD(1)                                  1,341,221
--------------------------------------------------------------------------------
           19,878  Core Laboratories N.V.(1)                          1,758,408
--------------------------------------------------------------------------------
            3,631  Grey Wolf Inc.(1)                                     25,707
--------------------------------------------------------------------------------
              700  National Oilwell Varco, Inc.(1)                       46,557
--------------------------------------------------------------------------------
           42,131  OAO TMK GDR(1)                                     1,242,865
--------------------------------------------------------------------------------
           65,074  Saipem SpA ORD                                     1,639,777
--------------------------------------------------------------------------------
           41,900  Schlumberger Ltd.                                  2,869,312
--------------------------------------------------------------------------------
           64,300  TETRA Technologies, Inc.(1)                        1,661,512
--------------------------------------------------------------------------------
                                                                     17,555,641
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.1%
--------------------------------------------------------------------------------
          725,678  Centros Comerciales
                   Sudamericanos SA ORD                               2,192,547
--------------------------------------------------------------------------------
          179,279  Kroger Co. (The)                                   3,847,327
--------------------------------------------------------------------------------
          237,294  Organizacion Soriana SA de
                   CV Cl B ORD                                        1,498,323
--------------------------------------------------------------------------------
           25,700  Safeway Inc.                                         791,817
--------------------------------------------------------------------------------
            2,720  Shinsegae Co. Ltd. ORD                             1,746,628
--------------------------------------------------------------------------------
          450,990  Tesco plc ORD                                      3,468,827
--------------------------------------------------------------------------------
          159,906  Wal-Mart Stores, Inc.                              7,371,668
--------------------------------------------------------------------------------
          676,000  Wumart Stores Inc. Cl H
                   ORD                                                  597,888
--------------------------------------------------------------------------------
           79,251  X5 Retail Group N.V. GDR(1)                        2,060,526
--------------------------------------------------------------------------------
                                                                     23,575,551
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
           58,835  Campbell Soup Co.                                  2,239,848
--------------------------------------------------------------------------------
        1,297,000  China Yurun Food Group Ltd.
                   ORD                                                1,200,486
--------------------------------------------------------------------------------
            5,000  CJ Corp. ORD                                         572,765
--------------------------------------------------------------------------------
           55,322  ConAgra Foods, Inc.                                1,421,775
--------------------------------------------------------------------------------
           68,978  General Mills, Inc.                                3,859,319
--------------------------------------------------------------------------------
           24,370  Groupe Danone ORD                                  3,751,702
--------------------------------------------------------------------------------
          218,909  GRUMA SA de CV Cl B ORD                              747,964
--------------------------------------------------------------------------------
           70,600  H.J. Heinz Co.                                     3,138,170
--------------------------------------------------------------------------------
           11,600  Kellogg Co.                                          577,448
--------------------------------------------------------------------------------
           65,400  Kraft Foods Inc. Cl A                              2,292,270
--------------------------------------------------------------------------------
          261,000  Kuala Lumpur Kepong Bhd
                   ORD                                                  981,095
--------------------------------------------------------------------------------
            2,830  Nestle SA ORD                                        999,199
--------------------------------------------------------------------------------
          539,000  PT Astra Agro Lestari Tbk
                   ORD                                                  626,334
--------------------------------------------------------------------------------
           47,290  Royal Numico N.V. ORD                              2,439,048
--------------------------------------------------------------------------------
              232  Seaboard Corp.                                       389,296
--------------------------------------------------------------------------------
          127,200  Unilever N.V. New York
                   Shares                                             3,369,528
--------------------------------------------------------------------------------
        1,022,000  Xiwang Sugar Holdings Co.
                   Ltd. ORD                                             568,884
--------------------------------------------------------------------------------
                                                                     29,175,131
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
GAS UTILITIES(3)
--------------------------------------------------------------------------------
           23,700  WGL Holdings Inc.                             $      783,285
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
--------------------------------------------------------------------------------
           42,794  Baxter International, Inc.                         1,914,604
--------------------------------------------------------------------------------
           38,912  Beckman Coulter, Inc.                              2,309,427
--------------------------------------------------------------------------------
          115,367  Becton Dickinson & Co.                             8,274,121
--------------------------------------------------------------------------------
           17,500  Cytyc Corp.(1)                                       458,850
--------------------------------------------------------------------------------
           11,600  DJO Inc.(1)                                          493,232
--------------------------------------------------------------------------------
           10,410  Essilor International SA Cie
                   Generale D'Optique ORD                             1,118,506
--------------------------------------------------------------------------------
           33,750  Hillenbrand Industries, Inc.                       1,952,775
--------------------------------------------------------------------------------
            4,400  Idexx Laboratories, Inc.(1)                          372,460
--------------------------------------------------------------------------------
           31,600  Medtronic, Inc.                                    1,647,308
--------------------------------------------------------------------------------
           14,800  Mentor Corp.                                         739,260
--------------------------------------------------------------------------------
           55,900  Symmetry Medical Inc.(1)                             759,681
--------------------------------------------------------------------------------
                                                                     20,040,224
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.4%
--------------------------------------------------------------------------------
           40,951  AMERIGROUP Corporation(1)                          1,400,115
--------------------------------------------------------------------------------
           14,042  AmerisourceBergen Corp.                              645,792
--------------------------------------------------------------------------------
           32,807  Cardinal Health, Inc.                              2,119,988
--------------------------------------------------------------------------------
           21,270  Fresenius Medical Care AG
                   ORD                                                2,855,435
--------------------------------------------------------------------------------
           47,900  Health Management
                   Associates, Inc. Cl A                                981,950
--------------------------------------------------------------------------------
           52,029  Humana Inc.(1)                                     2,814,769
--------------------------------------------------------------------------------
           41,500  Laboratory Corp. of America
                   Holdings(1)                                        2,938,200
--------------------------------------------------------------------------------
          106,728  McKesson Corp.                                     5,272,362
--------------------------------------------------------------------------------
           67,644  Medial Saude SA ORD(1)                               719,304
--------------------------------------------------------------------------------
           12,000  Quest Diagnostics Inc.                               638,040
--------------------------------------------------------------------------------
           66,413  UnitedHealth Group
                   Incorporated                                       3,259,550
--------------------------------------------------------------------------------
           13,600  Universal Health Services,
                   Inc. Cl B                                            750,856
--------------------------------------------------------------------------------
           11,900  VCA Antech Inc.(1)                                   383,656
--------------------------------------------------------------------------------
           74,273  WellCare Health Plans Inc.(1)                      4,795,808
--------------------------------------------------------------------------------
                                                                     29,575,825
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
--------------------------------------------------------------------------------
           27,440  Accor SA ORD                                       1,995,828
--------------------------------------------------------------------------------
           28,800  Brinker International, Inc.                        1,309,536
--------------------------------------------------------------------------------
           20,938  Chipotle Mexican Grill Inc.
                   Cl B(1)                                            1,133,793
--------------------------------------------------------------------------------
           26,583  Choice Hotels International
                   Inc.                                               1,212,185
--------------------------------------------------------------------------------
           18,200  Darden Restaurants, Inc.                             730,730
--------------------------------------------------------------------------------
          296,000  FU JI Food and Catering
                   Services Holdings Ltd. ORD                           684,934
--------------------------------------------------------------------------------
           42,000  Hilton Hotels Corporation                          1,378,860
--------------------------------------------------------------------------------
           72,500  International Game
                   Technology                                         3,174,050
--------------------------------------------------------------------------------
           16,800  International Speedway Corp.                         870,744
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

           55,900  Las Vegas Sands Corp.(1)                      $    5,118,204
--------------------------------------------------------------------------------
           88,976  McDonald's Corporation                             3,734,323
--------------------------------------------------------------------------------
           35,800  OSI Restaurant Partners, Inc.                      1,399,780
--------------------------------------------------------------------------------
            1,935  Shreveport Gaming Holdings
                   Inc.(1)                                               34,404
--------------------------------------------------------------------------------
           31,600  Speedway Motorsports Inc.                          1,197,640
--------------------------------------------------------------------------------
           56,800  Starbucks Corporation(1)                           2,004,472
--------------------------------------------------------------------------------
              126  Trump Entertainment
                   Resorts, Inc.(1)                                       2,686
--------------------------------------------------------------------------------
                                                                     25,982,169
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.6%
--------------------------------------------------------------------------------
          188,655  Corporacion GEO SA de CV
                   Series B ORD(1)                                      817,343
--------------------------------------------------------------------------------
           69,603  Gafisa SA ORD(1)                                   1,014,105
--------------------------------------------------------------------------------
           34,200  Koninklijke Philips
                   Electronics N.V. ORD                               1,272,754
--------------------------------------------------------------------------------
           20,000  Mohawk Industries Inc.(1)                          1,548,600
--------------------------------------------------------------------------------
          163,100  Newell Rubbermaid Inc.                             4,646,719
--------------------------------------------------------------------------------
          180,000  Sekisui Chemical Co. Ltd.
                   ORD                                                1,520,798
--------------------------------------------------------------------------------
           59,800  Tempur-Pedic International
                   Inc.(1)                                            1,260,584
--------------------------------------------------------------------------------
          139,659  Urbi Desarrollos Urbanos SA
                   de CV ORD(1)                                         440,282
--------------------------------------------------------------------------------
            6,900  Whirlpool Corp.                                      588,570
--------------------------------------------------------------------------------
                                                                     13,109,755
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
            5,300  Clorox Company                                       339,200
--------------------------------------------------------------------------------
           40,874  Colgate-Palmolive Co.                              2,658,854
--------------------------------------------------------------------------------
           50,900  Kimberly-Clark Corp.                               3,383,323
--------------------------------------------------------------------------------
           71,216  Reckitt Benckiser plc ORD                          3,166,880
--------------------------------------------------------------------------------
                                                                      9,548,257
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.6%
--------------------------------------------------------------------------------
          187,391  AES Corp. (The)(1)                                 4,379,328
--------------------------------------------------------------------------------
          229,330  International Power plc ORD                        1,529,474
--------------------------------------------------------------------------------
           84,900  Malakoff Bhd ORD                                     234,660
--------------------------------------------------------------------------------
           74,800  Tractebel Energia SA ORD                             564,979
--------------------------------------------------------------------------------
          102,429  TXU Corp.                                          5,878,400
--------------------------------------------------------------------------------
                                                                     12,586,841
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.3%
--------------------------------------------------------------------------------
           41,940  Barloworld Ltd. ORD                                  864,289
--------------------------------------------------------------------------------
          344,400  General Electric Co.(2)                           12,150,432
--------------------------------------------------------------------------------
          130,000  Keppel Corp. Ltd. ORD                              1,468,688
--------------------------------------------------------------------------------
          110,634  McDermott International, Inc.(1)                   5,761,819
--------------------------------------------------------------------------------
          115,309  Murray & Roberts Holdings
                   Ltd. ORD                                             628,299
--------------------------------------------------------------------------------
           14,770  Siemens AG ORD                                     1,406,355
--------------------------------------------------------------------------------
           42,100  Textron Inc.                                       4,102,645
--------------------------------------------------------------------------------
           88,700  Tyco International Ltd.                            2,686,723
--------------------------------------------------------------------------------
                                                                     29,069,250
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
INSURANCE -- 2.3%
--------------------------------------------------------------------------------
           48,300  Allstate Corp.                                $    3,066,084
--------------------------------------------------------------------------------
           11,300  Ambac Financial Group, Inc.                          967,732
--------------------------------------------------------------------------------
           26,536  American Financial Group,
                   Inc.                                               1,385,445
--------------------------------------------------------------------------------
           77,300  American International
                   Group, Inc.                                        5,435,736
--------------------------------------------------------------------------------
           56,372  Arch Capital Group Ltd.(1)                         3,765,650
--------------------------------------------------------------------------------
           92,443  AXA SA ORD                                         3,502,731
--------------------------------------------------------------------------------
           34,517  Axis Capital Holdings Limited                      1,181,517
--------------------------------------------------------------------------------
           87,734  Berkley (W.R.) Corp.                               3,076,831
--------------------------------------------------------------------------------
               12  Berkshire Hathaway Inc.
                   Cl A(1)                                            1,285,200
--------------------------------------------------------------------------------
           57,309  Chubb Corp.                                        2,966,314
--------------------------------------------------------------------------------
           71,115  Endurance Specialty
                   Holdings Ltd.                                      2,668,946
--------------------------------------------------------------------------------
           28,900  Genworth Financial Inc. Cl A                         947,920
--------------------------------------------------------------------------------
           39,500  Hartford Financial Services
                   Group Inc. (The)                                   3,387,520
--------------------------------------------------------------------------------
           28,098  HCC Insurance Holdings, Inc.                         848,279
--------------------------------------------------------------------------------
           73,800  LIG Non-Life Insurance Co.,
                   Ltd. ORD                                           1,147,047
--------------------------------------------------------------------------------
           45,700  Loews Corp.                                        1,824,344
--------------------------------------------------------------------------------
           76,600  Marsh & McLennan
                   Companies, Inc.                                    2,406,772
--------------------------------------------------------------------------------
            8,710  PartnerRe Ltd.                                       607,261
--------------------------------------------------------------------------------
           14,106  Philadelphia Consolidated
                   Holding Co.(1)                                       628,422
--------------------------------------------------------------------------------
          113,490  Prudential plc ORD                                 1,473,641
--------------------------------------------------------------------------------
           79,130  QBE Insurance Group
                   Limited ORD                                        1,617,122
--------------------------------------------------------------------------------
          777,236  Shin Kong Financial Holding
                   Co. Ltd. ORD                                         799,937
--------------------------------------------------------------------------------
           55,800  St. Paul Travelers
                   Companies, Inc. (The)                              2,890,998
--------------------------------------------------------------------------------
           22,200  Torchmark Corp.                                    1,403,484
--------------------------------------------------------------------------------
                                                                     49,284,933
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(3)
--------------------------------------------------------------------------------
            6,671  Priceline.com Inc.(1)                                263,438
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.3%
--------------------------------------------------------------------------------
           32,189  Akamai Technologies, Inc.(1)                       1,573,076
--------------------------------------------------------------------------------
            9,800  Google Inc. Cl A(1)                                4,752,216
--------------------------------------------------------------------------------
           74,367  RealNetworks Inc.(1)                                 855,221
--------------------------------------------------------------------------------
                                                                      7,180,513
--------------------------------------------------------------------------------
IT SERVICES -- 2.1%
--------------------------------------------------------------------------------
          193,462  Accenture Ltd. Cl A                                6,519,669
--------------------------------------------------------------------------------
          102,649  Acxiom Corp.                                       2,558,013
--------------------------------------------------------------------------------
           76,500  Alliance Data Systems Corp.(1)                     4,950,315
--------------------------------------------------------------------------------
           20,100  Cognizant Technology
                   Solutions Corporation Cl A(1)                      1,639,356
--------------------------------------------------------------------------------
           12,200  DST Systems, Inc.(1)                                 761,280
--------------------------------------------------------------------------------
           22,600  Fiserv, Inc.(1)                                    1,155,086
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

           41,700  Gartner Inc.(1)                               $      803,976
--------------------------------------------------------------------------------
           37,300  Infosys Technologies Ltd.
                   ORD                                                1,823,560
--------------------------------------------------------------------------------
          184,277  International Business
                   Machines Corp.(2)                                 16,938,742
--------------------------------------------------------------------------------
          121,268  Tata Consultancy Services
                   Ltd. ORD                                           3,240,656
--------------------------------------------------------------------------------
          170,600  Western Union Co. (The)(1)                         3,889,680
--------------------------------------------------------------------------------
           14,825  WNS Holdings Ltd. ADR(1)                             502,568
--------------------------------------------------------------------------------
                                                                     44,782,901
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           39,838  Hasbro, Inc.                                       1,065,666
--------------------------------------------------------------------------------
           12,761  Mattel, Inc.                                         280,104
--------------------------------------------------------------------------------
                                                                      1,345,770
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
--------------------------------------------------------------------------------
           74,526  Applera Corporation -
                   Applied Biosystems Group                           2,715,727
--------------------------------------------------------------------------------
           19,700  Covance Inc.(1)                                    1,179,439
--------------------------------------------------------------------------------
           37,000  Pharmaceutical Product
                   Development, Inc.                                  1,168,830
--------------------------------------------------------------------------------
          144,400  Thermo Fisher Scientific Inc.(1)                   6,329,052
--------------------------------------------------------------------------------
                                                                     11,393,048
--------------------------------------------------------------------------------
MACHINERY -- 1.1%
--------------------------------------------------------------------------------
           60,800  AGCO Corp.(1)                                      1,898,783
--------------------------------------------------------------------------------
           42,354  Cummins Inc.                                       5,079,091
--------------------------------------------------------------------------------
           17,700  Deere & Co.                                        1,699,200
--------------------------------------------------------------------------------
           30,600  Dover Corp.                                        1,539,180
--------------------------------------------------------------------------------
            9,800  Fanuc Ltd. ORD                                       893,180
--------------------------------------------------------------------------------
           47,800  Ingersoll-Rand Company Cl A                        1,864,678
--------------------------------------------------------------------------------
           68,600  JTEKT Corp. ORD                                    1,386,757
--------------------------------------------------------------------------------
           31,520  Kone Oyj ORD                                       1,613,161
--------------------------------------------------------------------------------
           71,500  Lupatech SA ORD(1)                                   894,246
--------------------------------------------------------------------------------
            6,210  MAN AG ORD                                           592,285
--------------------------------------------------------------------------------
           26,300  Manitowoc Co., Inc. (The)                          1,584,312
--------------------------------------------------------------------------------
           26,340  Metso Oyj ORD                                      1,213,702
--------------------------------------------------------------------------------
           18,300  Parker-Hannifin Corp.                              1,527,684
--------------------------------------------------------------------------------
          168,400  PT United Tractors Tbk ORD                           118,514
--------------------------------------------------------------------------------
           14,500  Terex Corp.(1)                                       812,290
--------------------------------------------------------------------------------
           19,900  Trinity Industries, Inc.                             752,220
--------------------------------------------------------------------------------
                                                                     23,469,283
--------------------------------------------------------------------------------
MARINE -- 0.2%
--------------------------------------------------------------------------------
           22,485  American Commercial Lines
                   Inc.(1)                                            1,559,109
--------------------------------------------------------------------------------
        1,311,900  Thoresen Thai Agencies
                   Public Co. Ltd. ORD(1)                             1,032,489
--------------------------------------------------------------------------------
          988,000  U-Ming Marine Transport
                   Corp. ORD(1)                                       1,242,825
--------------------------------------------------------------------------------
                                                                      3,834,423
--------------------------------------------------------------------------------
MEDIA -- 1.0%
--------------------------------------------------------------------------------
          212,269  DIRECTV Group, Inc. (The)(1)                       4,829,121
--------------------------------------------------------------------------------
           44,700  Gannett Co., Inc.                                  2,660,544
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            2,570  Idearc Inc.(1)                                $       70,778
--------------------------------------------------------------------------------
           15,321  John Wiley & Sons Inc. Cl A                          609,469
--------------------------------------------------------------------------------
           18,500  Lamar Advertising Co. Cl A(1)                      1,116,475
--------------------------------------------------------------------------------
            5,996  Omnicom Group Inc.                                   612,551
--------------------------------------------------------------------------------
           59,470  Pearson plc ORD                                      877,425
--------------------------------------------------------------------------------
          116,350  Reuters Group plc ORD                              1,035,014
--------------------------------------------------------------------------------
          191,600  Time Warner Inc.                                   3,858,824
--------------------------------------------------------------------------------
            5,880  TVN SA ORD(1)                                        251,364
--------------------------------------------------------------------------------
           40,400  Viacom Inc. Cl B(1)                                1,515,404
--------------------------------------------------------------------------------
          106,319  Walt Disney Co. (The)                              3,513,843
--------------------------------------------------------------------------------
                                                                     20,950,812
--------------------------------------------------------------------------------
METALS & MINING -- 1.3%
--------------------------------------------------------------------------------
           41,300  Allegheny Technologies Inc.                        3,702,545
--------------------------------------------------------------------------------
           28,561  Anglo American plc ORD                             1,326,795
--------------------------------------------------------------------------------
          135,339  BHP Billiton Ltd. ORD                              2,802,147
--------------------------------------------------------------------------------
          966,975  China Steel Corp. ORD                                980,274
--------------------------------------------------------------------------------
           39,636  Exxaro Resources Ltd. ORD                            305,957
--------------------------------------------------------------------------------
           33,056  Freeport-McMoRan Copper
                   & Gold, Inc. Cl B                                  2,078,231
--------------------------------------------------------------------------------
           49,321  JSW Steel Ltd. ORD                                   362,996
--------------------------------------------------------------------------------
           16,551  Kazakhmys plc ORD                                    378,087
--------------------------------------------------------------------------------
           39,636  Kumba Iron Ore Ltd. ORD(1)                           634,121
--------------------------------------------------------------------------------
           17,900  Newmont Mining Corporation                           839,689
--------------------------------------------------------------------------------
           62,373  Nucor Corp.                                        3,733,023
--------------------------------------------------------------------------------
           12,500  Oregon Steel Mills, Inc.(1)                          786,750
--------------------------------------------------------------------------------
           22,572  Phelps Dodge Corp.                                 2,776,356
--------------------------------------------------------------------------------
            5,013  POSCO ORD                                          1,574,482
--------------------------------------------------------------------------------
           27,700  Rio Tinto Ltd. ORD                                 1,622,383
--------------------------------------------------------------------------------
           72,246  Steel Dynamics Inc.                                2,349,440
--------------------------------------------------------------------------------
           46,913  Ternium SA ADR(1)                                  1,116,999
--------------------------------------------------------------------------------
           26,500  Titanium Metals Corp.(1)                             847,205
--------------------------------------------------------------------------------
            4,894  United States Steel Corp.                            366,022
--------------------------------------------------------------------------------
                                                                     28,583,502
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.4%
--------------------------------------------------------------------------------
           35,606  Ameren Corp.                                       1,948,004
--------------------------------------------------------------------------------
           15,300  Consolidated Edison, Inc.                            737,766
--------------------------------------------------------------------------------
            7,200  Dominion Resources Inc.                              581,328
--------------------------------------------------------------------------------
           48,800  NiSource Inc.                                      1,203,408
--------------------------------------------------------------------------------
            8,900  Puget Energy Inc.                                    221,076
--------------------------------------------------------------------------------
           35,600  Veolia Environnement ORD                           2,357,762
--------------------------------------------------------------------------------
           12,500  Wisconsin Energy Corp.                               584,750
--------------------------------------------------------------------------------
           62,200  XCEL Energy Inc.                                   1,428,112
--------------------------------------------------------------------------------
                                                                      9,062,206
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.7%
--------------------------------------------------------------------------------
          259,898  Big Lots Inc.(1)                                   5,798,324
--------------------------------------------------------------------------------
           64,000  Daiei Inc. (The) ORD(1)                            1,130,664
--------------------------------------------------------------------------------
          214,200  Dollar General Corp.                               3,328,668
--------------------------------------------------------------------------------
           68,114  Dollar Tree Stores Inc.(1)                         2,044,101
--------------------------------------------------------------------------------
          103,631  Federated Department
                   Stores, Inc.                                       4,361,829
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

        1,263,000  Golden Eagle Retail Group
                   Ltd. ORD                                      $      922,224
--------------------------------------------------------------------------------
           19,600  J.C. Penney Co. Inc.                               1,515,864
--------------------------------------------------------------------------------
          101,467  Kohl's Corp.(1)                                    7,062,102
--------------------------------------------------------------------------------
          315,704  La Polar SA ORD                                    1,491,323
--------------------------------------------------------------------------------
        6,200,000  Lojas Americanas SA ORD                              299,963
--------------------------------------------------------------------------------
          151,995  Lojas Renner SA ORD                                1,991,683
--------------------------------------------------------------------------------
          168,590  Marks & Spencer Group plc
                   ORD                                                2,263,674
--------------------------------------------------------------------------------
          415,500  Parkson Retail Group Ltd.
                   ORD                                                2,109,856
--------------------------------------------------------------------------------
           11,430  PPR SA ORD                                         1,744,478
--------------------------------------------------------------------------------
          668,153  Ripley Corp. SA ORD(1)                               760,393
--------------------------------------------------------------------------------
           23,000  Target Corp.                                       1,336,070
--------------------------------------------------------------------------------
                                                                     38,161,216
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.2%
--------------------------------------------------------------------------------
           32,200  Canon, Inc. ORD                                    1,702,423
--------------------------------------------------------------------------------
           98,009  Xerox Corp.(1)                                     1,617,149
--------------------------------------------------------------------------------
                                                                      3,319,572
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 4.8%
--------------------------------------------------------------------------------
           17,600  Anadarko Petroleum Corp.                             868,736
--------------------------------------------------------------------------------
            5,400  Apache Corp.                                         377,622
--------------------------------------------------------------------------------
          157,980  BG Group plc ORD                                   2,125,871
--------------------------------------------------------------------------------
           23,511  BP plc ADR                                         1,600,629
--------------------------------------------------------------------------------
          100,030  BP plc ORD                                         1,128,765
--------------------------------------------------------------------------------
          211,901  Chevron Corp.(2)                                  15,324,680
--------------------------------------------------------------------------------
        1,506,000  China Petroleum & Chemical
                   Corp. Cl H ORD                                     1,190,652
--------------------------------------------------------------------------------
           68,500  ConocoPhillips                                     4,610,050
--------------------------------------------------------------------------------
           14,100  Devon Energy Corporation                           1,034,517
--------------------------------------------------------------------------------
          103,139  EnCana Corp.                                       5,384,887
--------------------------------------------------------------------------------
           50,130  ENI SpA ORD                                        1,641,772
--------------------------------------------------------------------------------
           63,900  Equitable Resources Inc.                           2,771,982
--------------------------------------------------------------------------------
          407,119  Exxon Mobil Corp.(2)                              31,270,811
--------------------------------------------------------------------------------
           58,010  GS Holdings Corp. ORD                              1,912,452
--------------------------------------------------------------------------------
           50,571  KazMunaiGas Exploration
                   Production GDR(1)                                    943,149
--------------------------------------------------------------------------------
           54,942  Marathon Oil Corp.                                 5,185,426
--------------------------------------------------------------------------------
            7,000  Murphy Oil Corp.                                     379,960
--------------------------------------------------------------------------------
            9,145  NovaTek OAO GDR                                      589,853
--------------------------------------------------------------------------------
           57,150  OAO Gazprom ADR                                    2,668,905
--------------------------------------------------------------------------------
           54,500  Occidental Petroleum Corp.                         2,743,530
--------------------------------------------------------------------------------
        1,018,000  PetroChina Co. Ltd. Cl H ORD                       1,295,590
--------------------------------------------------------------------------------
           50,455  Petroleo Brasileiro SA ADR                         4,750,338
--------------------------------------------------------------------------------
            8,061  Repsol YPF, SA ORD                                   289,418
--------------------------------------------------------------------------------
           87,100  Royal Dutch Shell plc ADR                          6,186,713
--------------------------------------------------------------------------------
           45,440  Statoil ASA ORD                                    1,262,120
--------------------------------------------------------------------------------
           23,647  Tesoro Corporation                                 1,665,931
--------------------------------------------------------------------------------
           50,560  Total SA ORD                                       3,587,015
--------------------------------------------------------------------------------
           41,818  Valero Energy Corp.                                2,302,917
--------------------------------------------------------------------------------
                                                                    105,094,291
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
        2,260,000  Chung Hwa Pulp Corp. ORD                      $    1,215,392
--------------------------------------------------------------------------------
           34,400  MeadWestvaco Corp.                                 1,014,800
--------------------------------------------------------------------------------
          493,001  Nine Dragons Paper
                   Holdings Ltd. ORD                                    883,477
--------------------------------------------------------------------------------
          128,230  Sappi Ltd. ORD                                     2,069,595
--------------------------------------------------------------------------------
           51,500  Weyerhaeuser Co.                                   3,331,020
--------------------------------------------------------------------------------
                                                                      8,514,284
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
            2,153  Amorepacific Corp. ORD(1)                          1,169,480
--------------------------------------------------------------------------------
           15,321  Bare Escentuals Inc.(1)                              457,945
--------------------------------------------------------------------------------
          475,000  Beauty China Holdings Ltd.
                   ORD                                                  279,112
--------------------------------------------------------------------------------
            1,387  NBTY Inc.(1)                                          50,417
--------------------------------------------------------------------------------
                                                                      1,956,954
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.7%
--------------------------------------------------------------------------------
          102,105  Abbott Laboratories                                4,764,219
--------------------------------------------------------------------------------
            9,000  Allergan, Inc.                                     1,049,220
--------------------------------------------------------------------------------
           18,300  Astellas Pharma Inc. ORD                             799,948
--------------------------------------------------------------------------------
           35,962  Biovail Corp.                                        639,045
--------------------------------------------------------------------------------
           23,500  Bristol-Myers Squibb Co.                             583,505
--------------------------------------------------------------------------------
           12,900  Eli Lilly and Company                                691,311
--------------------------------------------------------------------------------
           72,878  GlaxoSmithKline plc ORD                            1,935,589
--------------------------------------------------------------------------------
           77,296  Johnson & Johnson                                  5,094,579
--------------------------------------------------------------------------------
          192,542  Merck & Co., Inc.                                  8,570,045
--------------------------------------------------------------------------------
          101,986  Novartis AG ORD                                    5,946,097
--------------------------------------------------------------------------------
           18,200  Novo Nordisk AS Cl B ORD                           1,405,474
--------------------------------------------------------------------------------
          267,186  Pfizer Inc.                                        7,344,944
--------------------------------------------------------------------------------
           40,411  Roche Holding AG ORD                               7,302,685
--------------------------------------------------------------------------------
          209,000  Schering-Plough Corp.                              4,600,090
--------------------------------------------------------------------------------
          117,100  Shire plc ORD                                      2,345,808
--------------------------------------------------------------------------------
           82,063  Teva Pharmaceutical
                   Industries Ltd. ADR                                2,630,940
--------------------------------------------------------------------------------
           47,600  Watson Pharmaceuticals, Inc.(1)                    1,221,892
--------------------------------------------------------------------------------
           59,700  Wyeth                                              2,882,316
--------------------------------------------------------------------------------
                                                                     59,807,707
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
--------------------------------------------------------------------------------
           13,300  Archstone-Smith Trust                                797,734
--------------------------------------------------------------------------------
           46,244  Sistema Hals GDR(1)                                  567,876
--------------------------------------------------------------------------------
                                                                      1,365,610
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
--------------------------------------------------------------------------------
           55,379  Globe Trade Centre SA ORD(1)                         786,183
--------------------------------------------------------------------------------
          396,000  Hung Poo Real Estate
                   Development Corp. ORD(1)                             487,733
--------------------------------------------------------------------------------
            8,800  Jones Lang LaSalle Inc.                              800,800
--------------------------------------------------------------------------------
           28,000  Leopalace21 Corp. ORD                                940,953
--------------------------------------------------------------------------------
        2,064,900  Robinsons Land Corp. ORD                             666,769
--------------------------------------------------------------------------------
           68,000  Sumitomo Realty &
                   Development Co. Ltd. ORD                           2,167,681
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

          112,000  Tokyo Tatemono Co. Ltd. ORD                   $    1,203,646
--------------------------------------------------------------------------------
                                                                      7,053,765
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
          103,340  ALL - America Latina
                   Logistica SA ORD                                     915,338
--------------------------------------------------------------------------------
              468  Burlington Northern Santa
                   Fe Corp.                                              35,175
--------------------------------------------------------------------------------
            3,025  Norfolk Southern Corp.                               148,981
--------------------------------------------------------------------------------
            3,655  Union Pacific Corp.                                  330,851
--------------------------------------------------------------------------------
                                                                      1,430,345
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.5%
--------------------------------------------------------------------------------
           62,223  Amkor Technology Inc.(1)                             635,919
--------------------------------------------------------------------------------
           25,500  Applied Materials, Inc.                              458,490
--------------------------------------------------------------------------------
           47,140  ASML Holding N.V. ORD(1)                           1,171,626
--------------------------------------------------------------------------------
           38,800  Broadcom Corp. Cl A(1)                             1,273,804
--------------------------------------------------------------------------------
           29,989  Freescale Semiconductor
                   Inc. Cl B(1)                                       1,197,461
--------------------------------------------------------------------------------
           78,349  Himax Technologies Inc. ADR(1)                       416,817
--------------------------------------------------------------------------------
          409,400  Intel Corp.                                        8,740,690
--------------------------------------------------------------------------------
           33,216  Lam Research Corp.(1)                              1,747,162
--------------------------------------------------------------------------------
           52,800  MEMC Electronic Materials
                   Inc.(1)                                            2,101,440
--------------------------------------------------------------------------------
          116,222  Micron Technology, Inc.(1)                         1,696,841
--------------------------------------------------------------------------------
           11,533  Novellus Systems, Inc.(1)                            360,060
--------------------------------------------------------------------------------
           55,000  NVIDIA Corp.(1)                                    2,034,450
--------------------------------------------------------------------------------
          130,706  ON Semiconductor Corp.(1)                            841,747
--------------------------------------------------------------------------------
          802,000  Realtek Semiconductor
                   Corp. ORD                                          1,246,812
--------------------------------------------------------------------------------
            6,680  Samsung Electronics ORD                            4,584,102
--------------------------------------------------------------------------------
          101,300  STMicroelectronics N.V.
                   New York Shares                                    1,835,556
--------------------------------------------------------------------------------
           84,300  Xilinx, Inc.                                       2,259,240
--------------------------------------------------------------------------------
            2,146  Zoran Corp.(1)                                        31,997
--------------------------------------------------------------------------------
                                                                     32,634,214
--------------------------------------------------------------------------------
SOFTWARE -- 1.5%
--------------------------------------------------------------------------------
           21,600  BEA Systems Inc.(1)                                  297,432
--------------------------------------------------------------------------------
           57,239  BMC Software Inc.(1)                               1,863,702
--------------------------------------------------------------------------------
           39,900  Business Objects SA ADR(1)                         1,548,918
--------------------------------------------------------------------------------
           11,446  Cadence Design Systems Inc.(1)                       210,377
--------------------------------------------------------------------------------
            6,600  Cognos, Inc.(1)                                      270,006
--------------------------------------------------------------------------------
           22,300  Electronic Arts Inc.(1)                            1,245,455
--------------------------------------------------------------------------------
           56,000  Konami Corp. ORD                                   1,610,989
--------------------------------------------------------------------------------
           39,348  Macrovision Corp.(1)                               1,087,972
--------------------------------------------------------------------------------
           71,842  Mentor Graphics Corp.(1)                           1,214,848
--------------------------------------------------------------------------------
          171,616  Microsoft Corporation                              5,033,497
--------------------------------------------------------------------------------
           21,200  Nintendo Co., Ltd. ORD                             5,054,814
--------------------------------------------------------------------------------
          369,694  Oracle Corp.(1)                                    7,035,277
--------------------------------------------------------------------------------
           38,300  Parametric Technology Corp.(1)                       741,488
--------------------------------------------------------------------------------
            6,880  SAP AG ORD                                         1,438,889
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           57,600  Symantec Corp.(1)                             $    1,221,120
--------------------------------------------------------------------------------
           35,900  THQ Inc.(1)                                        1,168,545
--------------------------------------------------------------------------------
           41,850  Totvs SA ORD(1)                                      977,339
--------------------------------------------------------------------------------
                                                                     32,020,668
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.6%
--------------------------------------------------------------------------------
           27,100  Abercrombie & Fitch Co.                            1,827,624
--------------------------------------------------------------------------------
           54,741  American Eagle Outfitters,
                   Inc.                                               2,473,198
--------------------------------------------------------------------------------
          284,110  Carphone Warehouse Group
                   plc ORD                                            1,510,829
--------------------------------------------------------------------------------
          140,000  Esprit Holdings Limited ORD                        1,451,500
--------------------------------------------------------------------------------
           68,807  GameStop Corp. Cl A(1)                             3,856,632
--------------------------------------------------------------------------------
          146,800  Gap, Inc. (The)                                    2,748,096
--------------------------------------------------------------------------------
           33,116  Group 1 Automotive, Inc.                           1,688,585
--------------------------------------------------------------------------------
           59,900  Home Depot, Inc. (The)                             2,274,403
--------------------------------------------------------------------------------
           45,310  Inditex SA ORD                                     2,297,308
--------------------------------------------------------------------------------
           82,300  Lowe's Companies, Inc.                             2,482,168
--------------------------------------------------------------------------------
          170,225  Office Depot, Inc.(1)                              6,444,719
--------------------------------------------------------------------------------
           12,890  OfficeMax Inc.                                       606,732
--------------------------------------------------------------------------------
           56,800  Rent-A-Center Inc.(1)                              1,552,912
--------------------------------------------------------------------------------
           80,600  TJX Companies, Inc. (The)                          2,210,052
--------------------------------------------------------------------------------
           13,300  Yamada Denki Co. Ltd. ORD                          1,260,429
--------------------------------------------------------------------------------
                                                                     34,685,187
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
--------------------------------------------------------------------------------
          221,593  Burberry Group plc ORD                             2,622,490
--------------------------------------------------------------------------------
           28,600  Coach Inc.(1)                                      1,235,806
--------------------------------------------------------------------------------
           48,370  Compagnie Financiere
                   Richemont AG Cl A ORD                              2,606,138
--------------------------------------------------------------------------------
           35,400  Liz Claiborne, Inc.                                1,513,350
--------------------------------------------------------------------------------
           53,700  Luxottica Group SpA ORD                            1,629,208
--------------------------------------------------------------------------------
           19,200  Polo Ralph Lauren Corp.                            1,501,440
--------------------------------------------------------------------------------
           19,200  VF Corp.                                           1,505,088
--------------------------------------------------------------------------------
                                                                     12,613,520
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.0%
--------------------------------------------------------------------------------
           35,643  Corus Bankshares Inc.                                798,760
--------------------------------------------------------------------------------
            3,014  Downey Financial Corp.                               219,419
--------------------------------------------------------------------------------
           19,200  Fannie Mae                                         1,094,976
--------------------------------------------------------------------------------
           33,810  FirstFed Financial Corp.(1)                        2,198,326
--------------------------------------------------------------------------------
          136,270  Freddie Mac                                        9,151,893
--------------------------------------------------------------------------------
           19,050  Hypo Real Estate Holding
                   AG ORD                                             1,108,975
--------------------------------------------------------------------------------
           58,100  MGIC Investment Corp.                              3,367,476
--------------------------------------------------------------------------------
           96,548  Washington Mutual, Inc.                            4,217,217
--------------------------------------------------------------------------------
                                                                     22,157,042
--------------------------------------------------------------------------------
TOBACCO -- 0.1%
--------------------------------------------------------------------------------
           37,500  Altria Group Inc.                                  3,157,875
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS(3)
--------------------------------------------------------------------------------
           11,300  Grainger (W.W.), Inc.                                817,668
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
--------------------------------------------------------------------------------
          115,125  Cintra Concesiones de
                   Infraestructuras de
                   Transporte SA ORD                             $    1,926,370
--------------------------------------------------------------------------------
           54,166  Grupo Aeroportuario del
                   Pacifico SA de CV ADR                              2,139,016
--------------------------------------------------------------------------------
          109,093  Santos-Brasil SA ORD(1)                            1,185,793
--------------------------------------------------------------------------------
                                                                      5,251,179
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.0%
--------------------------------------------------------------------------------
          164,600  America Movil SA de CV
                   Series L ADR                                       7,319,762
--------------------------------------------------------------------------------
          140,800  American Tower Corp. Cl A(1)                       5,332,096
--------------------------------------------------------------------------------
           33,296  China Mobile Ltd. ADR                              1,405,091
--------------------------------------------------------------------------------
          218,000  China Mobile Ltd. ORD                              1,832,816
--------------------------------------------------------------------------------
              170  KDDI Corp. ORD                                     1,136,711
--------------------------------------------------------------------------------
           86,332  Leap Wireless International,
                   Inc.(1)                                            4,899,341
--------------------------------------------------------------------------------
           28,000  Millicom International
                   Cellular SA(1)                                     1,603,280
--------------------------------------------------------------------------------
          145,496  NII Holdings, Inc. Cl B(1)                         9,447,056
--------------------------------------------------------------------------------
           31,759  Philippine Long Distance
                   Telephone ADR                                      1,559,684
--------------------------------------------------------------------------------
          184,030  Reliance Communication
                   Ventures Ltd. ORD(1)                               1,770,360
--------------------------------------------------------------------------------
           12,600  Rogers Communications Inc.
                   Cl B ORD                                             772,404
--------------------------------------------------------------------------------
          170,213  SBA Communications Corp.
                   Cl A(1)                                            4,828,943
--------------------------------------------------------------------------------
          101,100  Sprint Nextel Corp.                                1,972,461
--------------------------------------------------------------------------------
                                                                     43,880,005
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,067,140,429)                                             1,340,535,689
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.1%

COMMERCIAL BANKS(3)
--------------------------------------------------------------------------------
           10,000  Banco Itau Holding
                   Financeira SA ORD                                    333,950
--------------------------------------------------------------------------------
GAS UTILITIES(3)
--------------------------------------------------------------------------------
        9,500,000  Companhia de Gas de Sao
                   Paulo Cl A ORD                                     1,432,426
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           23,314  Aracruz Celulose SA ADR                            1,418,890
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $2,704,451)                                                     3,185,266
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) -- 9.6%

      $    10,653  FHLMC, 6.50%, 12/1/12                                 10,894
--------------------------------------------------------------------------------
           61,552  FHLMC, 7.00%, 6/1/14                                  63,271
--------------------------------------------------------------------------------
          252,112  FHLMC, 6.50%, 6/1/16                                 258,056
--------------------------------------------------------------------------------
          297,661  FHLMC, 6.50%, 6/1/16                                 304,679
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,759,794  FHLMC, 4.50%, 1/1/19                          $    3,666,623
--------------------------------------------------------------------------------
           86,275  FHLMC, 5.00%, 10/1/19                                 85,564
--------------------------------------------------------------------------------
          588,081  FHLMC, 5.00%, 11/1/19                                583,236
--------------------------------------------------------------------------------
           23,088  FHLMC, 5.50%, 11/1/19                                 23,238
--------------------------------------------------------------------------------
           13,979  FHLMC, 5.50%, 11/1/19                                 14,069
--------------------------------------------------------------------------------
           13,679  FHLMC, 5.50%, 11/1/19                                 13,768
--------------------------------------------------------------------------------
           17,554  FHLMC, 5.50%, 11/1/19                                 17,668
--------------------------------------------------------------------------------
           10,676  FHLMC, 5.50%, 11/1/19                                 10,745
--------------------------------------------------------------------------------
           14,904  FHLMC, 5.50%, 12/1/19                                 15,001
--------------------------------------------------------------------------------
           10,417  FHLMC, 5.00%, 2/1/20                                  10,320
--------------------------------------------------------------------------------
           21,901  FHLMC, 5.00%, 2/1/20                                  21,697
--------------------------------------------------------------------------------
           22,641  FHLMC, 5.50%, 3/1/20                                  22,766
--------------------------------------------------------------------------------
           54,456  FHLMC, 5.50%, 3/1/20                                  54,756
--------------------------------------------------------------------------------
           26,210  FHLMC, 5.50%, 3/1/20                                  26,354
--------------------------------------------------------------------------------
           72,619  FHLMC, 5.00%, 5/1/20                                  71,941
--------------------------------------------------------------------------------
           33,588  FHLMC, 5.00%, 5/1/20                                  33,274
--------------------------------------------------------------------------------
           13,003  FHLMC, 5.00%, 5/1/20                                  12,881
--------------------------------------------------------------------------------
          383,077  FHLMC, 4.50%, 7/1/20                                 372,779
--------------------------------------------------------------------------------
          114,118  FHLMC, 4.00%, 10/1/20                                108,561
--------------------------------------------------------------------------------
       14,937,814  FHLMC, 5.00%, 4/1/21                              14,798,281
--------------------------------------------------------------------------------
           14,022  FHLMC, 8.00%, 6/1/26                                  14,798
--------------------------------------------------------------------------------
            3,132  FHLMC, 8.00%, 6/1/26                                   3,306
--------------------------------------------------------------------------------
            3,113  FHLMC, 8.00%, 6/1/26                                   3,285
--------------------------------------------------------------------------------
            1,815  FHLMC, 8.00%, 7/1/26                                   1,915
--------------------------------------------------------------------------------
           13,496  FHLMC, 7.00%, 8/1/29                                  13,949
--------------------------------------------------------------------------------
           64,049  FHLMC, 7.50%, 8/1/29                                  66,961
--------------------------------------------------------------------------------
           78,790  FHLMC, 8.00%, 7/1/30                                  82,973
--------------------------------------------------------------------------------
          103,040  FHLMC, 6.50%, 6/1/31                                 105,775
--------------------------------------------------------------------------------
        1,776,415  FHLMC, 5.50%, 12/1/33                              1,775,084
--------------------------------------------------------------------------------
           65,830  FHLMC, 6.50%, 5/1/34                                  67,292
--------------------------------------------------------------------------------
          197,128  FHLMC, 5.50%, 6/1/35                                 196,632
--------------------------------------------------------------------------------
          157,175  FHLMC, 5.00%, 9/1/35                                 153,710
--------------------------------------------------------------------------------
          107,373  FHLMC, 5.00%, 9/1/35                                 105,006
--------------------------------------------------------------------------------
          426,178  FHLMC, 5.50%, 10/1/35                                425,106
--------------------------------------------------------------------------------
          134,192  FHLMC, 5.50%, 10/1/35                                133,854
--------------------------------------------------------------------------------
          701,523  FHLMC, 5.00%, 11/1/35                                686,059
--------------------------------------------------------------------------------
          835,833  FHLMC, 5.00%, 11/1/35                                817,409
--------------------------------------------------------------------------------
           59,217  FHLMC, 6.50%, 3/1/36                                  60,446
--------------------------------------------------------------------------------
           49,471  FHLMC, 6.50%, 3/1/36                                  50,498
--------------------------------------------------------------------------------
       53,880,000  FNMA, 5.50%, settlement
                   date 1/11/07(5)                                   53,677,951
--------------------------------------------------------------------------------
       48,524,552  FNMA, 6.00%, settlement
                   date 1/11/07(5)                                   49,040,126
--------------------------------------------------------------------------------
       22,309,380  FNMA, 6.50%, settlement
                   date 1/11/07(5)                                   22,762,529
--------------------------------------------------------------------------------
           57,972  FNMA, 6.00%, 5/1/11                                   58,596
--------------------------------------------------------------------------------
           66,088  FNMA, 6.50%, 3/1/12                                   67,629
--------------------------------------------------------------------------------
           45,894  FNMA, 6.50%, 4/1/12                                   46,964
--------------------------------------------------------------------------------
            8,053  FNMA, 6.50%, 4/1/12                                    8,241
--------------------------------------------------------------------------------
           67,819  FNMA, 6.50%, 4/1/12                                   69,400
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $     2,013  FNMA, 6.50%, 4/1/12                           $        2,060
--------------------------------------------------------------------------------
           67,048  FNMA, 6.00%, 12/1/13                                  68,308
--------------------------------------------------------------------------------
          121,108  FNMA, 5.32%, 4/1/14                                  123,225
--------------------------------------------------------------------------------
          213,359  FNMA, 6.00%, 4/1/14                                  217,369
--------------------------------------------------------------------------------
           79,974  FNMA, 7.50%, 6/1/15                                   82,900
--------------------------------------------------------------------------------
          186,253  FNMA, 5.17%, 1/1/16                                  187,226
--------------------------------------------------------------------------------
        4,638,670  FNMA, 4.50%, 5/1/19                                4,522,007
--------------------------------------------------------------------------------
           38,564  FNMA, 4.00%, 6/1/19                                   36,798
--------------------------------------------------------------------------------
          393,337  FNMA, 4.50%, 6/1/19                                  383,444
--------------------------------------------------------------------------------
           43,416  FNMA, 4.50%, 12/1/19                                  42,324
--------------------------------------------------------------------------------
           66,235  FNMA, 5.00%, 3/1/20                                   65,661
--------------------------------------------------------------------------------
           70,792  FNMA, 5.00%, 3/1/20                                   70,255
--------------------------------------------------------------------------------
           56,942  FNMA, 5.00%, 4/1/20                                   56,449
--------------------------------------------------------------------------------
           85,478  FNMA, 5.00%, 5/1/20                                   84,737
--------------------------------------------------------------------------------
           17,279  FNMA, 5.00%, 5/1/20                                   17,129
--------------------------------------------------------------------------------
          301,766  FNMA, 5.00%, 7/1/20                                  299,150
--------------------------------------------------------------------------------
            6,266  FNMA, 7.00%, 5/1/26                                    6,486
--------------------------------------------------------------------------------
            9,943  FNMA, 7.00%, 6/1/26                                   10,292
--------------------------------------------------------------------------------
           22,505  FNMA, 7.50%, 3/1/27                                   23,547
--------------------------------------------------------------------------------
           59,223  FNMA, 6.50%, 4/1/29                                   60,891
--------------------------------------------------------------------------------
          112,690  FNMA, 6.50%, 6/1/29                                  115,863
--------------------------------------------------------------------------------
           55,083  FNMA, 6.50%, 6/1/29                                   56,634
--------------------------------------------------------------------------------
           32,411  FNMA, 7.00%, 7/1/29                                   33,493
--------------------------------------------------------------------------------
           43,546  FNMA, 7.00%, 7/1/29                                   45,057
--------------------------------------------------------------------------------
          152,669  FNMA, 6.50%, 8/1/29                                  156,968
--------------------------------------------------------------------------------
           82,747  FNMA, 7.00%, 3/1/30                                   85,508
--------------------------------------------------------------------------------
           41,820  FNMA, 8.00%, 7/1/30                                   44,203
--------------------------------------------------------------------------------
           48,050  FNMA, 7.50%, 9/1/30                                   50,138
--------------------------------------------------------------------------------
          369,864  FNMA, 6.50%, 9/1/31                                  379,880
--------------------------------------------------------------------------------
          192,734  FNMA, 7.00%, 9/1/31                                  198,795
--------------------------------------------------------------------------------
          128,712  FNMA, 6.50%, 1/1/32                                  132,157
--------------------------------------------------------------------------------
        1,020,017  FNMA, 7.00%, 6/1/32                                1,051,468
--------------------------------------------------------------------------------
          573,560  FNMA, 6.50%, 10/1/32                                 588,199
--------------------------------------------------------------------------------
        1,409,333  FNMA, 5.50%, 6/1/33                                1,407,709
--------------------------------------------------------------------------------
       13,630,839  FNMA, 5.50%, 7/1/33                               13,615,136
--------------------------------------------------------------------------------
        3,539,846  FNMA, 5.50%, 8/1/33                                3,535,768
--------------------------------------------------------------------------------
        9,877,029  FNMA, 5.00%, 11/1/33                               9,676,159
--------------------------------------------------------------------------------
        6,054,915  FNMA, 5.50%, 1/1/34                                6,047,939
--------------------------------------------------------------------------------
          316,980  FNMA, 5.50%, 9/1/34                                  316,452
--------------------------------------------------------------------------------
          304,629  FNMA, 5.50%, 10/1/34                                 304,121
--------------------------------------------------------------------------------
          594,436  FNMA, 6.00%, 10/1/34                                 601,885
--------------------------------------------------------------------------------
        1,148,511  FNMA, 5.00%, 11/1/34                               1,124,500
--------------------------------------------------------------------------------
           17,499  FNMA, 5.50%, 3/1/35                                   17,450
--------------------------------------------------------------------------------
           24,709  FNMA, 5.50%, 3/1/35                                   24,639
--------------------------------------------------------------------------------
           32,801  FNMA, 5.50%, 3/1/35                                   32,708
--------------------------------------------------------------------------------
          111,325  FNMA, 5.50%, 3/1/35                                  111,009
--------------------------------------------------------------------------------
          132,815  FNMA, 5.50%, 3/1/35                                  132,438
--------------------------------------------------------------------------------
          153,198  FNMA, 5.00%, 4/1/35                                  149,759
--------------------------------------------------------------------------------
          136,426  FNMA, 6.00%, 5/1/35                                  137,981
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    21,633  FNMA, 6.00%, 5/1/35                           $       21,879
--------------------------------------------------------------------------------
          257,615  FNMA, 6.00%, 6/1/35                                  260,551
--------------------------------------------------------------------------------
            3,818  FNMA, 6.00%, 6/1/35                                    3,862
--------------------------------------------------------------------------------
           70,887  FNMA, 6.00%, 6/1/35                                   71,695
--------------------------------------------------------------------------------
          538,937  FNMA, 5.00%, 7/1/35                                  526,838
--------------------------------------------------------------------------------
           93,442  FNMA, 5.50%, 7/1/35                                   93,177
--------------------------------------------------------------------------------
           66,094  FNMA, 6.00%, 7/1/35                                   66,847
--------------------------------------------------------------------------------
          368,690  FNMA, 6.00%, 7/1/35                                  372,892
--------------------------------------------------------------------------------
          250,784  FNMA, 6.00%, 7/1/35                                  253,641
--------------------------------------------------------------------------------
           67,927  FNMA, 5.50%, 8/1/35                                   67,735
--------------------------------------------------------------------------------
           84,345  FNMA, 6.00%, 8/1/35                                   85,306
--------------------------------------------------------------------------------
           11,478  FNMA, 5.50%, 9/1/35                                   11,446
--------------------------------------------------------------------------------
          498,032  FNMA, 5.50%, 9/1/35                                  496,620
--------------------------------------------------------------------------------
           76,652  FNMA, 5.50%, 9/1/35                                   76,435
--------------------------------------------------------------------------------
            4,506  FNMA, 5.50%, 9/1/35                                    4,494
--------------------------------------------------------------------------------
          253,599  FNMA, 5.50%, 9/1/35                                  252,880
--------------------------------------------------------------------------------
           78,601  FNMA, 5.00%, 10/1/35                                  76,836
--------------------------------------------------------------------------------
        1,541,835  FNMA, 5.50%, 10/1/35                               1,537,463
--------------------------------------------------------------------------------
          222,009  FNMA, 6.00%, 10/1/35                                 224,539
--------------------------------------------------------------------------------
          700,911  FNMA, 5.50%, 11/1/35                                 698,924
--------------------------------------------------------------------------------
          355,717  FNMA, 6.00%, 11/1/35                                 359,771
--------------------------------------------------------------------------------
           50,468  FNMA, 6.50%, 11/1/35                                  51,526
--------------------------------------------------------------------------------
           27,091  FNMA, 6.50%, 11/1/35                                  27,658
--------------------------------------------------------------------------------
          195,995  FNMA, 6.50%, 12/1/35                                 200,103
--------------------------------------------------------------------------------
           92,561  FNMA, 6.50%, 4/1/36                                   94,482
--------------------------------------------------------------------------------
        3,359,359  FNMA, 5.00%, 10/1/36                               3,283,158
--------------------------------------------------------------------------------
        1,487,355  FNMA, 5.00%, 10/1/36                               1,453,617
--------------------------------------------------------------------------------
            4,858  GNMA, 9.00%, 4/20/25                                   5,249
--------------------------------------------------------------------------------
            6,481  GNMA, 7.50%, 10/15/25                                  6,774
--------------------------------------------------------------------------------
            4,353  GNMA, 6.00%, 4/15/26                                   4,435
--------------------------------------------------------------------------------
            4,113  GNMA, 6.00%, 4/15/26                                   4,191
--------------------------------------------------------------------------------
            5,428  GNMA, 7.50%, 6/15/26                                   5,676
--------------------------------------------------------------------------------
           43,859  GNMA, 7.00%, 12/15/27                                 45,440
--------------------------------------------------------------------------------
           75,965  GNMA, 7.50%, 12/15/27                                 79,467
--------------------------------------------------------------------------------
           40,621  GNMA, 6.50%, 1/15/28                                  41,960
--------------------------------------------------------------------------------
           76,265  GNMA, 6.50%, 3/15/28                                  78,779
--------------------------------------------------------------------------------
           66,925  GNMA, 6.00%, 5/15/28                                  68,191
--------------------------------------------------------------------------------
          145,680  GNMA, 6.00%, 5/15/28                                 148,435
--------------------------------------------------------------------------------
            3,143  GNMA, 6.50%, 5/15/28                                   3,247
--------------------------------------------------------------------------------
            1,763  GNMA, 6.50%, 5/15/28                                   1,822
--------------------------------------------------------------------------------
           14,319  GNMA, 6.50%, 5/15/28                                  14,791
--------------------------------------------------------------------------------
           52,972  GNMA, 6.00%, 8/15/28                                  53,974
--------------------------------------------------------------------------------
          165,795  GNMA, 7.00%, 5/15/31                                 171,600
--------------------------------------------------------------------------------
           77,874  GNMA, 5.50%, 4/15/32                                  78,152
--------------------------------------------------------------------------------
          994,691  GNMA, 5.50%, 11/15/32                                998,253
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $209,557,461)                                                 210,115,001
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 7.2%

AEROSPACE & DEFENSE -- 0.2%
--------------------------------------------------------------------------------
      $    30,000  Alliant Techsystems Inc.,
                   6.75%, 4/1/16                                 $       29,775
--------------------------------------------------------------------------------
           37,000  DRS Technologies, Inc.,
                   6.625%, 2/1/16                                        37,463
--------------------------------------------------------------------------------
          418,000  DRS Technologies, Inc.,
                   7.625%, 2/1/18                                       432,630
--------------------------------------------------------------------------------
          760,000  Honeywell International Inc.,
                   5.70%, 3/15/36                                       787,001
--------------------------------------------------------------------------------
           50,000  L-3 Communications Corp.,
                   7.625%, 6/15/12                                       52,063
--------------------------------------------------------------------------------
          375,000  L-3 Communications Corp.,
                   6.125%, 7/15/13                                      373,125
--------------------------------------------------------------------------------
          250,000  L-3 Communications Corp.,
                   6.375%, 10/15/15                                     249,375
--------------------------------------------------------------------------------
          260,000  Lockheed Martin Corp.,
                   6.19%, 9/1/36 (Acquired
                   8/30/06, Cost $261,828)(6)                           284,377
--------------------------------------------------------------------------------
        1,440,000  United Technologies Corp.,
                   4.375%, 5/1/10                                     1,416,561
--------------------------------------------------------------------------------
        1,430,000  United Technologies Corp.,
                   6.05%, 6/1/36                                      1,573,109
--------------------------------------------------------------------------------
                                                                      5,235,479
--------------------------------------------------------------------------------
AUTO COMPONENTS(3)
--------------------------------------------------------------------------------
           25,000  TRW Automotive Inc.,
                   9.375%, 2/15/13                                       26,938
--------------------------------------------------------------------------------
BEVERAGES -- 0.2%
--------------------------------------------------------------------------------
        1,340,000  Diageo Capital plc, 5.875%,
                   9/30/36                                            1,363,615
--------------------------------------------------------------------------------
          950,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03 -
                   1/6/04, Cost $952,637)(6)                            935,731
--------------------------------------------------------------------------------
        1,890,000  SABMiller plc, 6.20%, 7/1/11
                   (Acquired 6/27/06, Cost
                   $1,888,658)(6)                                     1,956,244
--------------------------------------------------------------------------------
                                                                      4,255,590
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.1%
--------------------------------------------------------------------------------
        1,190,000  Genentech, Inc., 4.75%,
                   7/15/15                                            1,159,181
--------------------------------------------------------------------------------
BUILDING PRODUCTS(3)
--------------------------------------------------------------------------------
          375,000  Nortek Inc., 8.50%, 9/1/14                           363,750
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.3%
--------------------------------------------------------------------------------
        1,390,000  Lehman Brothers Holdings
                   Inc., 5.00%, 1/14/11                               1,389,890
--------------------------------------------------------------------------------
          880,000  Merrill Lynch & Co., Inc.,
                   4.25%, 2/8/10                                        860,045
--------------------------------------------------------------------------------
        1,710,000  Merrill Lynch & Co., Inc.,
                   4.79%, 8/4/10                                      1,695,301
--------------------------------------------------------------------------------
        1,650,000  Merrill Lynch & Co., Inc.,
                   6.05%, 5/16/16                                     1,736,024
--------------------------------------------------------------------------------
          630,000  Morgan Stanley, 4.00%,
                   1/15/10                                              611,973
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   500,000  Morgan Stanley, 4.25%,
                   5/15/10                                       $      486,287
--------------------------------------------------------------------------------
          690,000  Morgan Stanley, 5.05%,
                   1/21/11                                              691,070
--------------------------------------------------------------------------------
                                                                      7,470,590
--------------------------------------------------------------------------------
CHEMICALS -- 0.1%
--------------------------------------------------------------------------------
          130,000  Dow Chemical Co. (The),
                   7.375%, 11/1/29                                      155,856
--------------------------------------------------------------------------------
          250,000  Hexion US Finance Corp./
                   Hexion Nova Scotia Finance
                   ULC, 9.75%, 11/15/14
                   (Acquired 10/27/06, Cost
                   $250,000)(6)                                         255,000
--------------------------------------------------------------------------------
          199,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      202,980
--------------------------------------------------------------------------------
           46,000  IMC Global Inc., 10.875%,
                   6/1/08                                                49,853
--------------------------------------------------------------------------------
          324,000  Lyondell Chemical Co.,
                   9.50%, 12/15/08                                      332,910
--------------------------------------------------------------------------------
          200,000  Lyondell Chemical Co.,
                   8.25%, 9/15/16                                       209,000
--------------------------------------------------------------------------------
          300,000  Nell AF SARL, 8.375%,
                   8/15/15 (Acquired 8/4/05,
                   Cost $300,000)(6)                                    308,625
--------------------------------------------------------------------------------
                                                                      1,514,224
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.4%
--------------------------------------------------------------------------------
          130,000  Abbey National plc, 7.95%,
                   10/26/29                                             168,811
--------------------------------------------------------------------------------
        1,280,000  Capital One Financial Corp.,
                   5.70%, 9/15/11                                     1,309,160
--------------------------------------------------------------------------------
        1,080,000  PNC Bank N.A., 4.875%,
                   9/21/17                                            1,046,268
--------------------------------------------------------------------------------
          940,000  PNC Funding Corp., 5.125%,
                   12/14/10                                             943,360
--------------------------------------------------------------------------------
        1,050,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                            1,021,561
--------------------------------------------------------------------------------
        1,640,000  Wachovia Bank N.A., 4.875%,
                   2/1/15                                             1,597,921
--------------------------------------------------------------------------------
        1,335,000  Wachovia Corp., 5.625%,
                   10/15/16                                           1,363,423
--------------------------------------------------------------------------------
        1,310,000  Wells Fargo & Co., 4.625%,
                   8/9/10                                             1,296,698
--------------------------------------------------------------------------------
                                                                      8,747,202
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          470,000  Allied Waste North America,
                   Inc., 6.375%, 4/15/11                                467,650
--------------------------------------------------------------------------------
           96,000  Allied Waste North America,
                   Inc., 7.25%, 3/15/15                                  96,480
--------------------------------------------------------------------------------
          600,000  Cenveo Corp., 7.875%,
                   12/1/13                                              576,000
--------------------------------------------------------------------------------
          596,000  Corrections Corp. of America,
                   6.25%, 3/15/13                                       590,040
--------------------------------------------------------------------------------
           14,000  Corrections Corp. of America,
                   6.75%, 1/31/14                                        14,175
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   890,000  Waste Management, Inc.,
                   7.00%, 7/15/28                                $      987,109
--------------------------------------------------------------------------------
                                                                      2,731,454
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT(3)
--------------------------------------------------------------------------------
          375,000  Lucent Technologies Inc.,
                   6.45%, 3/15/29                                       339,375
--------------------------------------------------------------------------------
          500,000  Nordic Telephone Co.
                   Holdings ApS, 8.875%,
                   5/1/16 (Acquired 5/5/06,
                   Cost $521,875)(6)                                    531,250
--------------------------------------------------------------------------------
                                                                        870,625
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS(3)
--------------------------------------------------------------------------------
          500,000  Xerox Corp., 6.875%,
                   8/15/11                                              531,000
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS(3)
--------------------------------------------------------------------------------
          300,000  ACIH Inc., VRN, 0.00%,
                   12/15/07 (Acquired
                   12/21/04, Cost $215,373)(6)(7)                       193,500
--------------------------------------------------------------------------------
CONSUMER FINANCE(3)
--------------------------------------------------------------------------------
          700,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                690,806
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
          450,000  Ball Corp., 6.875%, 12/15/12                         460,125
--------------------------------------------------------------------------------
          250,000  Graham Packaging Co. Inc.,
                   8.50%, 10/15/12                                      248,750
--------------------------------------------------------------------------------
          477,000  Graham Packaging Co. Inc.,
                   9.875%, 10/15/14                                     474,615
--------------------------------------------------------------------------------
           30,000  Graphic Packaging
                   International Corp., 9.50%,
                   8/15/13                                               31,050
--------------------------------------------------------------------------------
                                                                      1,214,540
--------------------------------------------------------------------------------
DISTRIBUTORS(3)
--------------------------------------------------------------------------------
          375,000  Amscan Holdings Inc.,
                   8.75%, 5/1/14                                        361,875
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.1%
--------------------------------------------------------------------------------
          150,000  Dow Jones CDX N.A. High
                   Yield Secured Note, 8.25%,
                   12/29/10 (Acquired 1/6/06 -
                   3/23/06, Cost $151,444)(6)                           155,438
--------------------------------------------------------------------------------
        2,000,000  Dow Jones CDX N.A. High
                   Yield Secured Note, 8.375%,
                   12/29/11 (Acquired 9/27/06,
                   Cost $1,999,850)(6)                                2,052,500
--------------------------------------------------------------------------------
                                                                      2,207,938
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
--------------------------------------------------------------------------------
        2,325,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    2,278,301
--------------------------------------------------------------------------------
        1,020,000  Bank of America N.A.,
                   6.00%, 10/15/36                                    1,084,203
--------------------------------------------------------------------------------
        2,031,000  Citigroup Inc., 5.00%,
                   9/15/14                                            2,010,826
--------------------------------------------------------------------------------
          780,000  Citigroup Inc., 6.125%,
                   8/25/36                                              840,665
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   300,000  Ford Motor Credit Co.,
                   6.625%, 6/16/08                               $      298,433
--------------------------------------------------------------------------------
          450,000  Ford Motor Credit Co.,
                   7.375%, 10/28/09                                     449,536
--------------------------------------------------------------------------------
          325,000  Ford Motor Credit Co.,
                   7.25%, 10/25/11                                      317,797
--------------------------------------------------------------------------------
          870,000  General Electric Capital
                   Corp., 6.125%, 2/22/11                               908,368
--------------------------------------------------------------------------------
          940,000  General Motors Acceptance
                   Corp., 6.875%, 9/15/11                               968,773
--------------------------------------------------------------------------------
          300,000  General Motors Acceptance
                   Corp., 6.75%, 12/1/14                                308,099
--------------------------------------------------------------------------------
          325,000  General Motors Acceptance
                   Corp., 8.00%, 11/1/31                                365,320
--------------------------------------------------------------------------------
        1,715,000  HSBC Finance Corp.,
                   4.75%, 4/15/10                                     1,699,402
--------------------------------------------------------------------------------
          870,000  HSBC Finance Corp.,
                   4.625%, 9/15/10                                      858,663
--------------------------------------------------------------------------------
        1,370,000  John Deere Capital Corp.,
                   4.50%, 8/25/08                                     1,356,859
--------------------------------------------------------------------------------
        1,150,000  JPMorgan Chase & Co.,
                   6.75%, 2/1/11                                      1,221,621
--------------------------------------------------------------------------------
           44,000  Universal City Development
                   Partners, 11.75%, 4/1/10                              47,465
--------------------------------------------------------------------------------
           25,000  Universal City Florida
                   Holding Co. I/II, 8.375%,
                   5/1/10                                                25,563
--------------------------------------------------------------------------------
                                                                     15,039,894
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
        1,437,000  AT&T Corp., 7.30%, 11/15/11                        1,575,147
--------------------------------------------------------------------------------
        1,150,000  AT&T Inc., 6.80%, 5/15/36                          1,261,769
--------------------------------------------------------------------------------
          130,000  BellSouth Corp., 6.875%,
                   10/15/31                                             142,159
--------------------------------------------------------------------------------
          325,000  Citizens Communications
                   Co., 6.25%, 1/15/13                                  319,719
--------------------------------------------------------------------------------
          750,000  Embarq Corp., 7.08%,
                   6/1/16                                               778,128
--------------------------------------------------------------------------------
           45,000  France Telecom SA, 8.50%,
                   3/1/31                                                61,319
--------------------------------------------------------------------------------
          150,000  Intelsat Bermuda Ltd.,
                   9.25%, 6/15/16 (Acquired
                   6/19/06, Cost $150,000)(6)                           161,250
--------------------------------------------------------------------------------
          312,000  Intelsat Subsidiary Holding
                   Co. Ltd., 8.25%, 1/15/13                             319,410
--------------------------------------------------------------------------------
          475,000  Intelsat Subsidiary Holding
                   Co. Ltd., 8.625%, 1/15/15                            495,781
--------------------------------------------------------------------------------
          300,000  Level 3 Financing Inc.,
                   9.25%, 11/1/14 (Acquired
                   10/25/06, Cost $300,000)(6)                          304,875
--------------------------------------------------------------------------------
          675,000  Qwest Communications
                   International Inc., 7.50%,
                   2/15/14                                              698,625
--------------------------------------------------------------------------------
          475,000  Qwest Corp., 7.875%, 9/1/11                          509,438
--------------------------------------------------------------------------------
          510,000  Sprint Capital Corp., 6.875%,
                   11/15/28                                             532,411
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,700,000  Telecom Italia Capital SA,
                   4.00%, 1/15/10                                $    1,631,092
--------------------------------------------------------------------------------
                                                                      8,791,123
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.3%
--------------------------------------------------------------------------------
        1,280,000  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                      1,272,639
--------------------------------------------------------------------------------
        1,090,000  Carolina Power & Light Co.,
                   5.25%, 12/15/15                                    1,094,258
--------------------------------------------------------------------------------
        1,480,000  CenterPoint Energy
                   Resources Corp., 6.50%,
                   2/1/08                                             1,497,765
--------------------------------------------------------------------------------
           55,000  Edison Mission Energy,
                   7.73%, 6/15/09                                        57,338
--------------------------------------------------------------------------------
          705,000  FirstEnergy Corp., 7.375%,
                   11/15/31                                             834,075
--------------------------------------------------------------------------------
          894,000  Florida Power Corp., 4.50%,
                   6/1/10                                               876,321
--------------------------------------------------------------------------------
          400,000  MSW Energy Holdings LLC/
                   MSW Energy Finance Co.,
                   Inc., 8.50%, 9/1/10                                  418,000
--------------------------------------------------------------------------------
          950,000  Southern California Edison
                   Co., 5.625%, 2/1/36                                  959,332
--------------------------------------------------------------------------------
           40,000  TECO Energy, Inc., 6.75%,
                   5/1/15                                                41,800
--------------------------------------------------------------------------------
          490,000  Toledo Edison Co., 6.15%,
                   5/15/37                                              501,174
--------------------------------------------------------------------------------
                                                                      7,552,702
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(3)
--------------------------------------------------------------------------------
          250,000  Celestica Inc., 7.625%,
                   7/1/13                                               248,750
--------------------------------------------------------------------------------
          575,000  Flextronics International Ltd.,
                   6.50%, 5/15/13                                       572,125
--------------------------------------------------------------------------------
                                                                        820,875
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES(3)
--------------------------------------------------------------------------------
          500,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                                     522,500
--------------------------------------------------------------------------------
           45,000  Hanover Compressor Co.,
                   9.00%, 6/1/14                                         48,488
--------------------------------------------------------------------------------
          350,000  Universal Compression Inc.,
                   7.25%, 5/15/10                                       351,750
--------------------------------------------------------------------------------
                                                                        922,738
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.2%
--------------------------------------------------------------------------------
           25,000  CVS Corp., 4.875%, 9/15/14                            24,311
--------------------------------------------------------------------------------
          550,000  Ingles Markets, Inc., 8.875%,
                   12/1/11                                              576,125
--------------------------------------------------------------------------------
          350,000  SUPERVALU INC., 7.50%,
                   11/15/14                                             360,971
--------------------------------------------------------------------------------
        1,190,000  Wal-Mart Stores, Inc.,
                   4.125%, 7/1/10                                     1,160,897
--------------------------------------------------------------------------------
          130,000  Wal-Mart Stores, Inc.,
                   7.55%, 2/15/30                                       162,766
--------------------------------------------------------------------------------
        1,305,000  Wal-Mart Stores, Inc.,
                   5.25%, 9/1/35                                      1,246,269
--------------------------------------------------------------------------------
                                                                      3,531,339
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
      $ 1,950,000  Cadbury Schweppes U.S.
                   Finance LLC, 3.875%,
                   10/1/08 (Acquired 6/14/05 -
                   10/17/06, Cost $1,905,583)(6)                 $    1,904,277
--------------------------------------------------------------------------------
          130,000  Kellogg Co., 7.45%, 4/1/31                           161,019
--------------------------------------------------------------------------------
          130,000  Kraft Foods Inc., 6.50%,
                   11/1/31                                              145,322
--------------------------------------------------------------------------------
                                                                      2,210,618
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
        1,160,000  Baxter Finco BV, 4.75%,
                   10/15/10                                           1,148,542
--------------------------------------------------------------------------------
          820,000  Boston Scientific Corp.,
                   6.40%, 6/15/16                                       842,622
--------------------------------------------------------------------------------
          525,000  Universal Hospital Services
                   Inc., 10.125%, 11/1/11                               561,750
--------------------------------------------------------------------------------
                                                                      2,552,914
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
           25,000  Fresenius Medical Care
                   Capital Trust II, 7.875%,
                   2/1/08                                                25,688
--------------------------------------------------------------------------------
           25,000  Fresenius Medical Care
                   Capital Trust IV, 7.875%,
                   6/15/11                                               26,250
--------------------------------------------------------------------------------
          400,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13                                      419,000
--------------------------------------------------------------------------------
          375,000  HCA Inc., 9.25%, 11/15/16
                   (Acquired 11/9/06, Cost
                   $387,656)(6)                                         393,281
--------------------------------------------------------------------------------
          375,000  HealthSouth Corp., 10.75%,
                   6/15/16 (Acquired 6/9/06,
                   Cost $369,394)(6)                                    401,250
--------------------------------------------------------------------------------
        1,290,000  Laboratory Corp. of America
                   Holdings, 5.625%, 12/15/15                         1,292,686
--------------------------------------------------------------------------------
          125,000  Omnicare Inc., 6.875%,
                   12/15/15                                             122,813
--------------------------------------------------------------------------------
                                                                      2,680,968
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
--------------------------------------------------------------------------------
          238,569  Eldorado Casino Shreveport,
                   10.00%, 8/1/12                                       227,833
--------------------------------------------------------------------------------
          500,000  Herbst Gaming Inc., 8.125%,
                   6/1/12                                               512,500
--------------------------------------------------------------------------------
          400,000  Majestic Star Casino LLC/
                   Majestic Star Casino Capital
                   Corp., 9.50%, 10/15/10                               415,000
--------------------------------------------------------------------------------
           46,000  Mandalay Resort Group,
                   9.375%, 2/15/10                                       49,105
--------------------------------------------------------------------------------
           75,000  Mandalay Resort Group,
                   6.375%, 12/15/11                                      74,813
--------------------------------------------------------------------------------
          565,000  MGM Mirage, 8.50%,
                   9/15/10                                              605,963
--------------------------------------------------------------------------------
          350,000  MGM Mirage, 6.75%, 9/1/12                            347,375
--------------------------------------------------------------------------------
          300,000  Penn National Gaming, Inc.,
                   6.875%, 12/1/11                                      307,500
--------------------------------------------------------------------------------
        1,280,000  Royal Caribbean Cruises
                   Ltd., 7.00%, 6/15/13                               1,323,322
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   350,000  Royal Caribbean Cruises
                   Ltd., 6.875%, 12/1/13                         $      359,990
--------------------------------------------------------------------------------
          275,000  Six Flags Inc., 8.875%,
                   2/1/10                                               266,406
--------------------------------------------------------------------------------
          350,000  Six Flags Inc., 9.75%,
                   4/15/13                                              325,063
--------------------------------------------------------------------------------
          560,000  Trump Entertainment
                   Resorts, Inc., 8.50%, 6/1/15                         558,600
--------------------------------------------------------------------------------
          629,000  Wynn Las Vegas LLC,
                   6.625%, 12/1/14                                      622,710
--------------------------------------------------------------------------------
                                                                      5,996,180
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.1%
--------------------------------------------------------------------------------
          650,000  D.R. Horton, Inc., 7.875%,
                   8/15/11                                              704,238
--------------------------------------------------------------------------------
           70,000  D.R. Horton, Inc., 5.625%,
                   9/15/14                                               68,334
--------------------------------------------------------------------------------
          150,000  KB Home, 9.50%, 2/15/11                              155,063
--------------------------------------------------------------------------------
          500,000  KB Home, 6.375%, 8/15/11                             497,742
--------------------------------------------------------------------------------
          425,000  Sealy Mattress Co., 8.25%,
                   6/15/14                                              443,594
--------------------------------------------------------------------------------
           95,000  Simmons Co., VRN, 0.00%,
                   12/15/09(7)                                           72,675
--------------------------------------------------------------------------------
           85,000  Standard Pacific Corp.,
                   6.50%, 8/15/10                                        83,406
--------------------------------------------------------------------------------
          275,000  Standard Pacific Corp.,
                   9.25%, 4/15/12                                       280,500
--------------------------------------------------------------------------------
                                                                      2,305,552
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.1%
--------------------------------------------------------------------------------
          525,000  AES Corp. (The), 8.875%,
                   2/15/11                                              568,969
--------------------------------------------------------------------------------
          620,000  AES Corp. (The), 8.75%,
                   5/15/13 (Acquired 5/14/04 -
                   10/26/05, Cost $640,350)(6)                          666,499
--------------------------------------------------------------------------------
          595,000  NRG Energy Inc., 7.375%,
                   2/1/16                                               596,488
--------------------------------------------------------------------------------
                                                                      1,831,956
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.2%
--------------------------------------------------------------------------------
        3,330,000  General Electric Co., 5.00%,
                   2/1/13                                             3,332,627
--------------------------------------------------------------------------------
INSURANCE -- 0.1%
--------------------------------------------------------------------------------
        1,450,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $1,447,158)(6)                                     1,430,871
--------------------------------------------------------------------------------
          130,000  AXA SA, 8.60%, 12/15/30                              173,414
--------------------------------------------------------------------------------
          250,000  Berkshire Hathaway Finance
                   Corp., 3.40%, 7/2/07                                 247,525
--------------------------------------------------------------------------------
          650,000  Genworth Financial Inc.,
                   4.95%, 10/1/15                                       638,188
--------------------------------------------------------------------------------
          720,000  Prudential Financial, Inc.,
                   5.40%, 6/13/35                                       700,095
--------------------------------------------------------------------------------
                                                                      3,190,093
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
IT SERVICES(3)
--------------------------------------------------------------------------------
      $   490,000  SunGard Data Systems Inc.,
                   9.125%, 8/15/13                               $      516,338
--------------------------------------------------------------------------------
          325,000  SunGard Data Systems Inc.,
                   10.25%, 8/15/15                                      346,125
--------------------------------------------------------------------------------
                                                                        862,463
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES(3)
--------------------------------------------------------------------------------
          425,000  Fisher Scientific International
                   Inc., 6.75%, 8/15/14                                 438,598
--------------------------------------------------------------------------------
MACHINERY(3)
--------------------------------------------------------------------------------
          200,000  Rental Service Corp., 9.50%,
                   12/1/14 (Acquired 11/17/06,
                   Cost $204,500)(6)                                    203,500
--------------------------------------------------------------------------------
           76,000  Terex Corp., 7.375%,
                   1/15/14                                               77,520
--------------------------------------------------------------------------------
                                                                        281,020
--------------------------------------------------------------------------------
MEDIA -- 0.8%
--------------------------------------------------------------------------------
          400,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12                                       395,000
--------------------------------------------------------------------------------
          325,000  Cadmus Communications
                   Corp., 8.375%, 6/15/14                               318,500
--------------------------------------------------------------------------------
          331,000  CCH I, LLC/CCH I Capital
                   Corp., 11.00%, 10/1/15                               326,035
--------------------------------------------------------------------------------
          505,000  CCH II, LLC/CCH II Capital
                   Corp., 10.25%, 9/15/10                               530,250
--------------------------------------------------------------------------------
          625,000  Cinemark Inc., VRN, 0.00%,
                   3/15/09(7)                                           515,625
--------------------------------------------------------------------------------
        2,040,000  Comcast Corp., 5.90%,
                   3/15/16                                            2,081,393
--------------------------------------------------------------------------------
        1,920,000  Cox Communications, Inc.,
                   7.125%, 10/1/12                                    2,075,436
--------------------------------------------------------------------------------
          428,000  CSC Holdings, Inc., 8.125%,
                   8/15/09                                              444,585
--------------------------------------------------------------------------------
          315,000  CSC Holdings, Inc., 7.25%,
                   4/15/12 (Acquired 8/5/04 -
                   7/6/05, Cost $303,813)(6)                            311,063
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., 8.00%,
                   11/15/13                                             512,500
--------------------------------------------------------------------------------
          500,000  DirecTV Holdings LLC/
                   DirecTV Financing Co., Inc.,
                   8.375%, 3/15/13                                      521,875
--------------------------------------------------------------------------------
          645,000  Echostar DBS Corp.,
                   6.375%, 10/1/11                                      643,388
--------------------------------------------------------------------------------
        1,290,000  Knight-Ridder, Inc., 7.125%,
                   6/1/11                                             1,352,808
--------------------------------------------------------------------------------
          275,000  Mediacom LLC, 9.50%,
                   1/15/13                                              283,938
--------------------------------------------------------------------------------
          350,000  MediaNews Group, Inc.,
                   6.875%, 10/1/13                                      325,063
--------------------------------------------------------------------------------
          500,000  News America Holdings,
                   7.75%, 1/20/24                                       574,209
--------------------------------------------------------------------------------
          500,000  Primedia Inc., 8.875%,
                   5/15/11                                              495,000
--------------------------------------------------------------------------------
          355,000  Primedia Inc., 8.00%,
                   5/15/13                                              333,700
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   200,000  R.H. Donnelley Corp.,
                   8.875%, 1/15/16                               $      211,000
--------------------------------------------------------------------------------
          520,000  Time Warner Inc., 5.50%,
                   11/15/11                                             524,544
--------------------------------------------------------------------------------
          130,000  Time Warner Inc., 7.625%,
                   4/15/31                                              149,398
--------------------------------------------------------------------------------
          260,000  Time Warner Inc., 6.50%,
                   11/15/36                                             266,385
--------------------------------------------------------------------------------
        1,200,000  Walt Disney Company,
                   5.50%, 12/29/06                                    1,200,250
--------------------------------------------------------------------------------
                                                                     14,391,945
--------------------------------------------------------------------------------
METALS & MINING -- 0.2%
--------------------------------------------------------------------------------
          700,000  Alcan Inc., 4.50%, 5/15/13                           667,753
--------------------------------------------------------------------------------
          350,000  IPSCO Inc., 8.75%, 6/1/13                            375,375
--------------------------------------------------------------------------------
          780,000  Reliance Steel & Aluminum
                   Co., 6.20%, 11/15/16
                   (Acquired 11/15/06, Cost
                   $777,832)(6)                                         790,083
--------------------------------------------------------------------------------
          910,000  Vale Overseas Ltd., 6.25%,
                   1/23/17                                              922,396
--------------------------------------------------------------------------------
        1,230,000  Xstrata Finance Canada Ltd.,
                   5.50%, 11/16/11 (Acquired
                   11/8/06 - 11/17/06, Cost
                   $1,230,934)(6)                                     1,240,215
--------------------------------------------------------------------------------
          520,000  Xstrata Finance Canada Ltd.,
                   5.80%, 11/15/16 (Acquired
                   11/8/06, Cost $518,716)(6)                           526,049
--------------------------------------------------------------------------------
                                                                      4,521,871
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          130,000  CenterPoint Energy
                   Transition Bond Co. LLC,
                   5.17%, 8/1/19                                        131,521
--------------------------------------------------------------------------------
          250,000  CMS Energy Corp., 7.50%,
                   1/15/09                                              259,375
--------------------------------------------------------------------------------
        1,280,000  Consolidated Edison Co. of
                   New York, 5.50%, 9/15/16                           1,305,590
--------------------------------------------------------------------------------
        1,100,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                    1,086,082
--------------------------------------------------------------------------------
          650,000  Dominion Resources Inc.,
                   4.75%, 12/15/10                                      641,196
--------------------------------------------------------------------------------
          520,000  Dominion Resources Inc.,
                   5.60%, 11/15/16                                      525,709
--------------------------------------------------------------------------------
          340,000  Nisource Finance Corp.,
                   5.25%, 9/15/17                                       324,447
--------------------------------------------------------------------------------
          755,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        789,532
--------------------------------------------------------------------------------
          120,000  Puget Sound Energy, Inc.,
                   3.36%, 6/1/08                                        116,672
--------------------------------------------------------------------------------
                                                                      5,180,124
--------------------------------------------------------------------------------
MULTILINE RETAIL(3)
--------------------------------------------------------------------------------
           25,000  J.C. Penney Corp. Inc.,
                   6.875%, 10/15/15                                      27,010
--------------------------------------------------------------------------------
          450,000  May Department Stores Co.
                   (The), 3.95%, 7/15/07                                445,272
--------------------------------------------------------------------------------
          130,000  Target Corp., 7.00%, 7/15/31                         156,292
--------------------------------------------------------------------------------
                                                                        628,574
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.7%
--------------------------------------------------------------------------------
      $   890,000  Anadarko Petroleum Corp.,
                   5.95%, 9/15/16                                $      914,816
--------------------------------------------------------------------------------
          530,000  Anadarko Petroleum Corp.,
                   6.45%, 9/15/36                                       563,241
--------------------------------------------------------------------------------
          125,000  Chesapeake Energy Corp.,
                   7.625%, 7/15/13                                      130,938
--------------------------------------------------------------------------------
          450,000  Chesapeake Energy Corp.,
                   7.50%, 6/15/14                                       466,875
--------------------------------------------------------------------------------
          130,000  Conoco Inc., 6.95%, 4/15/29                          152,860
--------------------------------------------------------------------------------
          640,000  Devon Financing Corp. ULC,
                   7.875%, 9/30/31                                      797,196
--------------------------------------------------------------------------------
          425,000  El Paso Corp., 7.875%,
                   6/15/12                                              448,375
--------------------------------------------------------------------------------
          400,000  El Paso Corp., 7.80%,
                   8/1/31                                               426,000
--------------------------------------------------------------------------------
        2,050,000  Enterprise Products
                   Operating L.P., 4.95%,
                   6/1/10                                             2,025,163
--------------------------------------------------------------------------------
          710,000  Enterprise Products
                   Operating L.P., 6.65%,
                   10/15/34                                             743,807
--------------------------------------------------------------------------------
          550,000  Forest Oil Corp., 7.75%,
                   5/1/14                                               558,250
--------------------------------------------------------------------------------
           70,000  Kerr-McGee Corp., 6.95%,
                   7/1/24                                                77,197
--------------------------------------------------------------------------------
          357,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                                 377,081
--------------------------------------------------------------------------------
          575,000  Massey Energy Co., 6.625%,
                   11/15/10                                             580,750
--------------------------------------------------------------------------------
          230,000  Massey Energy Co., 6.875%,
                   12/15/13                                             215,050
--------------------------------------------------------------------------------
          140,000  Occidental Petroleum Corp.,
                   10.125%, 9/15/09                                     157,954
--------------------------------------------------------------------------------
          300,000  Pacific Energy Partners L.P./
                   Pacific Energy Finance Corp.,
                   7.125%, 6/15/14                                      312,000
--------------------------------------------------------------------------------
           55,000  Pogo Producing Co., 6.875%,
                   10/1/17                                               52,938
--------------------------------------------------------------------------------
        1,720,000  Premcor Refining Group Inc.
                   (The), 6.125%, 5/1/11                              1,766,288
--------------------------------------------------------------------------------
          275,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      282,563
--------------------------------------------------------------------------------
           75,000  Range Resources Corp.,
                   6.375%, 3/15/15                                       73,125
--------------------------------------------------------------------------------
          200,000  Sabine Pass LNG, L.P.,
                   7.50%, 11/30/16 (Acquired
                   11/1/06, Cost $200,000)(6)                           200,750
--------------------------------------------------------------------------------
          200,000  Williams Companies, Inc.
                   (The), 8.125%, 3/15/12                               216,000
--------------------------------------------------------------------------------
          940,000  XTO Energy Inc., 5.30%,
                   6/30/15                                              925,046
--------------------------------------------------------------------------------
          760,000  XTO Energy Inc., 6.10%,
                   4/1/36                                               770,878
--------------------------------------------------------------------------------
                                                                     13,235,141
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          300,000  Abitibi-Consolidated Inc.,
                   6.95%, 4/1/08                                        298,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   450,000  Boise Cascade LLC, 7.125%,
                   10/15/14                                      $      434,250
--------------------------------------------------------------------------------
          550,000  Georgia-Pacific Corp., 7.70%,
                   6/15/15                                              566,500
--------------------------------------------------------------------------------
           36,000  Jefferson Smurfit Corp.,
                   8.25%, 10/1/12                                        34,830
--------------------------------------------------------------------------------
               22  JSG Holding plc, 11.50%,
                   10/1/15                                                3,035
--------------------------------------------------------------------------------
          320,000  Norske Skog Canada Ltd.,
                   7.375%, 3/1/14                                       301,600
--------------------------------------------------------------------------------
                                                                      1,638,715
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
        1,440,000  Abbott Laboratories, 5.875%,
                   5/15/16                                            1,513,408
--------------------------------------------------------------------------------
          450,000  Schering-Plough Corp.,
                   5.55%, 12/1/13                                       458,468
--------------------------------------------------------------------------------
                                                                      1,971,876
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
--------------------------------------------------------------------------------
          550,000  Host Marriott L.P., 7.00%,
                   8/15/12                                              561,000
--------------------------------------------------------------------------------
        1,300,000  ProLogis, 5.625%, 11/15/16                         1,312,960
--------------------------------------------------------------------------------
                                                                      1,873,960
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT(3)
--------------------------------------------------------------------------------
           30,000  American Real Estate
                   Partners L.P./American Real
                   Estate Finance Corp.,
                   7.125%, 2/15/13                                       30,150
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
        1,340,000  Burlington Northern Santa
                   Fe Corp., 6.20%, 8/15/36                           1,436,265
--------------------------------------------------------------------------------
          465,000  Hertz Corp., 8.875%, 1/1/14
                   (Acquired 12/15/05, Cost
                   $472,875)(6)                                         484,763
--------------------------------------------------------------------------------
          375,000  Hertz Corp., 10.50%, 1/1/16
                   (Acquired 12/15/05 -
                   1/27/06, Cost $389,906)(6)                           410,625
--------------------------------------------------------------------------------
          770,000  Norfolk Southern Corp.,
                   5.64%, 5/17/29                                       771,961
--------------------------------------------------------------------------------
                                                                      3,103,614
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT(3)
--------------------------------------------------------------------------------
           53,000  STATS ChipPAC Ltd., 6.75%,
                   11/15/11                                              52,470
--------------------------------------------------------------------------------
SOFTWARE -- 0.1%
--------------------------------------------------------------------------------
        1,520,000  Oracle Corp., 5.00%, 1/15/11                       1,519,080
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.1%
--------------------------------------------------------------------------------
          700,000  Asbury Automotive Group
                   Inc., 9.00%, 6/15/12                                 729,750
--------------------------------------------------------------------------------
          375,000  Asbury Automotive Group
                   Inc., 8.00%, 3/15/14                                 379,688
--------------------------------------------------------------------------------
          450,000  Couche-Tard U.S. L.P./
                   Couche-Tard Finance Corp.,
                   7.50%, 12/15/13                                      462,375
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   670,000  GSC Holdings Corp., 8.00%,
                   10/1/12                                       $      701,825
--------------------------------------------------------------------------------
           29,000  Rent-A-Center Inc., 7.50%,
                   5/1/10                                                29,145
--------------------------------------------------------------------------------
          375,000  Toys "R" Us, Inc., 7.375%,
                   10/15/18                                             291,094
--------------------------------------------------------------------------------
          275,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      291,156
--------------------------------------------------------------------------------
           56,000  Visant Corp., 7.625%,
                   10/1/12                                               56,840
--------------------------------------------------------------------------------
                                                                      2,941,873
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS(3)
--------------------------------------------------------------------------------
          575,000  Perry Ellis International, Inc.,
                   8.875%, 9/15/13                                      579,312
--------------------------------------------------------------------------------
           38,000  Phillips-Van Heusen, 7.25%,
                   2/15/11                                               38,998
--------------------------------------------------------------------------------
                                                                        618,310
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
          475,000  Ashtead Capital Inc., 9.00%,
                   8/15/16 (Acquired 8/1/06 -
                   10/5/06, Cost $488,500)(6)                           510,625
--------------------------------------------------------------------------------
          550,000  United Rentals North
                   America, Inc., 6.50%,
                   2/15/12                                              541,750
--------------------------------------------------------------------------------
          161,000  United Rentals North
                   America, Inc., 7.75%,
                   11/15/13                                             161,805
--------------------------------------------------------------------------------
                                                                      1,214,180
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
          150,000  Dobson Communications
                   Corp., 8.875%, 10/1/13                               151,875
--------------------------------------------------------------------------------
        2,060,000  Nextel Communications Inc.,
                   5.95%, 3/15/14                                     2,026,897
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15                                       516,755
--------------------------------------------------------------------------------
          300,000  Nextel Partners Inc.,
                   8.125%, 7/1/11                                       313,500
--------------------------------------------------------------------------------
           50,000  Rogers Cable Inc., 7.875%,
                   5/1/12                                                54,000
--------------------------------------------------------------------------------
           92,000  Rogers Cable Inc., 6.25%,
                   6/15/13                                               92,000
--------------------------------------------------------------------------------
          345,000  Rogers Wireless Inc., 7.25%,
                   12/15/12                                             364,838
--------------------------------------------------------------------------------
          350,000  Rogers Wireless Inc., 7.50%,
                   3/15/15                                              376,688
--------------------------------------------------------------------------------
          325,000  Rural Cellular Corp., 9.75%,
                   1/15/10                                              334,750
--------------------------------------------------------------------------------
          300,000  Rural Cellular Corp., 9.875%,
                   2/1/10                                               318,750
--------------------------------------------------------------------------------
          100,000  Syniverse Technologies Inc.,
                   7.75%, 8/15/13                                        97,750
--------------------------------------------------------------------------------
           25,000  Vodafone Group plc, 5.75%,
                   3/15/16                                               25,456
--------------------------------------------------------------------------------
                                                                      4,673,259
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $155,537,655)                                                 157,511,494
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 5.0%

      $ 5,500,000  FHLB, 5.05%, 1/29/07                          $    5,497,542
--------------------------------------------------------------------------------
       10,900,000  FHLB, 4.875%, 8/22/07(2)                          10,881,634
--------------------------------------------------------------------------------
        6,500,000  FHLB, 4.625%, 2/1/08                               6,477,445
--------------------------------------------------------------------------------
       10,965,000  FHLB, 5.125%, 9/29/10(2)                          11,115,406
--------------------------------------------------------------------------------
       18,234,000  FHLMC, 5.00%, 9/16/08(2)                          18,305,422
--------------------------------------------------------------------------------
        8,700,000  FHLMC, 6.625%, 9/15/09                             9,134,713
--------------------------------------------------------------------------------
        4,700,000  FHLMC, 5.50%, 3/28/16                              4,782,349
--------------------------------------------------------------------------------
       18,133,000  FHLMC, 5.30%, 5/12/20(2)                          17,697,481
--------------------------------------------------------------------------------
        9,500,000  FNMA, 4.75%, 8/3/07                                9,476,260
--------------------------------------------------------------------------------
       14,700,000  FNMA, 5.80%, 2/9/26(2)                            14,842,693
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $107,482,818)                                                 108,210,945
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 4.9%

        2,535,000  U.S. Treasury Bonds,
                   8.125%, 8/15/21                                    3,467,406
--------------------------------------------------------------------------------
        9,380,000  U.S. Treasury Bonds,
                   7.125%, 2/15/23(2)                                11,988,081
--------------------------------------------------------------------------------
        1,300,000  U.S. Treasury Bonds,
                   6.125%, 11/15/27                                   1,554,415
--------------------------------------------------------------------------------
        2,959,000  U.S. Treasury Bonds,
                   6.25%, 5/15/30                                     3,643,272
--------------------------------------------------------------------------------
       11,349,195  U.S. Treasury Inflation
                   Indexed Notes, 2.00%,
                   1/15/16(2)                                        11,198,909
--------------------------------------------------------------------------------
       26,100,000  U.S. Treasury Notes,
                   5.125%, 6/30/11(2)                                26,829,991
--------------------------------------------------------------------------------
       42,442,000  U.S. Treasury Notes,
                   4.625%, 10/31/11(2)                               42,776,909
--------------------------------------------------------------------------------
        5,070,000  U.S. Treasury Notes,
                   4.875%, 8/15/16                                    5,231,013
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $105,162,406)                                                 106,689,996
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) -- 4.6%

       18,750,529  Banc of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.65%,
                   12/1/06                                              397,117
--------------------------------------------------------------------------------
        3,700,000  Banc of America Commercial
                   Mortgage Inc., Series 2004-2,
                   Class A3 SEQ, 4.05%,
                   11/10/38                                           3,577,778
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,884,982  Bank of America Large Loan,
                   Series 2005 MIB1, Class A1,
                   VRN, 5.47%, 12/15/06,
                   resets monthly off the
                   1-month LIBOR plus 0.15%
                   with no caps (Acquired
                   11/18/05, Cost $2,884,982)(6)                 $    2,886,730
--------------------------------------------------------------------------------
        4,455,000  Bear Stearns Commercial
                   Mortgage Securities, Series
                   2006 BBA7, Class A1, VRN,
                   5.43%, 12/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.11% with no
                   caps (Acquired 6/5/06,
                   Cost $4,455,000)(6)                                4,457,686
--------------------------------------------------------------------------------
       26,995,428  Bear Stearns Commercial
                   Mortgage Securities
                   STRIPS - COUPON, Series
                   2004 T16, Class X2, VRN,
                   0.77%, 12/1/06                                       869,307
--------------------------------------------------------------------------------
       15,761,107  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.00%,
                   12/1/06                                              418,694
--------------------------------------------------------------------------------
        1,087,149  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 F10A, Class A1,
                   VRN, 5.42%, 12/15/06,
                   resets monthly off the
                   1-month LIBOR plus 0.10%
                   with no caps (Acquired
                   3/18/05, Cost $1,087,149)(6)                       1,087,854
--------------------------------------------------------------------------------
        2,335,228  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 FL11, Class A1,
                   VRN, 5.47%, 12/15/06,
                   resets monthly off the
                   1-month LIBOR plus 0.15%
                   with no caps (Acquired
                   11/18/05, Cost $2,335,228)(6)                      2,336,919
--------------------------------------------------------------------------------
        5,950,000  FHLMC, Series 2567,
                   Class OD, 5.00%, 8/15/15                           5,928,830
--------------------------------------------------------------------------------
        2,860,332  FHLMC, Series 2937,
                   Class KA, 4.50%, 12/15/14                          2,837,167
--------------------------------------------------------------------------------
        1,154,501  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 5.72%,
                   12/25/06, resets monthly
                   off the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                          1,160,680
--------------------------------------------------------------------------------
        5,400,000  GMAC Commercial Mortgage
                   Securities, Inc., Series
                   2005 C1, Class A2 SEQ,
                   4.47%, 5/10/43                                     5,324,886
--------------------------------------------------------------------------------
       11,410,000  Greenwich Capital
                   Commercial Funding Corp.,
                   Series 2005 GG5, Class A5,
                   5.22%, 4/10/37(2)                                 11,504,337
--------------------------------------------------------------------------------
        5,700,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2004 C4, Class A2, VRN,
                   4.57%, 12/11/06                                    5,647,212
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,015,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C2, Class A2 SEQ,
                   4.82%, 4/15/30                                $    3,996,736
--------------------------------------------------------------------------------
        4,600,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C3, Class A3 SEQ,
                   4.65%, 7/30/30                                     4,532,711
--------------------------------------------------------------------------------
        7,195,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C3, Class A5 SEQ,
                   4.74%, 7/15/30                                     7,020,305
--------------------------------------------------------------------------------
        5,100,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2006 C1, Class A4 SEQ,
                   5.16%, 2/15/31                                     5,117,218
--------------------------------------------------------------------------------
          461,185  Lehman Brothers Floating
                   Rate Commercial Mortgage
                   Trust, Series 2005 LLFA,
                   Class A1, VRN, 5.42%,
                   12/15/06, resets monthly
                   off the 1-month LIBOR plus
                   0.10% with no caps
                   (Acquired 7/25/05, Cost
                   $461,185)(6)                                         461,466
--------------------------------------------------------------------------------
        3,585,556  Lehman Brothers Floating
                   Rate Commercial Mortgage
                   Trust, Series 2006 LLFA,
                   Class A1, VRN, 5.40%,
                   12/15/06, resets monthly
                   off the 1-month LIBOR plus
                   0.08% with no caps
                   (Acquired 8/7/06, Cost
                   $3,585,556)(6)                                     3,587,707
--------------------------------------------------------------------------------
          117,043  MASTR Alternative Loans
                   Trust, Series 2003-8,
                   Class 4A1, 7.00%, 12/25/33                           117,656
--------------------------------------------------------------------------------
        2,780,000  Merrill Lynch Floating Trust,
                   Series 2006-1, Class A1,
                   VRN, 5.39%, 12/15/06,
                   resets monthly off the
                   1-month LIBOR plus 0.07%
                   with no caps (Acquired
                   10/31/06, Cost $2,780,000)(6)                      2,780,000
--------------------------------------------------------------------------------
        4,100,000  Morgan Stanley Capital I,
                   Series 2004 HQ3, Class A2
                   SEQ, 4.05%, 1/13/41                                4,000,083
--------------------------------------------------------------------------------
        2,272,254  Morgan Stanley Capital I,
                   Series 2006 XLF, Class A1,
                   VRN, 5.41%, 12/15/06,
                   resets monthly off the
                   1-month LIBOR plus 0.09%
                   with no caps (Acquired
                   7/28/06, Cost $2,272,254)(6)                       2,273,754
--------------------------------------------------------------------------------
        2,840,625  Thornburg Mortgage
                   Securities Trust, Series
                   2006-5, Class A1, VRN,
                   5.44%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.12% with
                   no caps                                            2,836,853
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $12,650,000  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2006 C23, Class A4, 5.42%,
                   1/15/45(2)                                    $   12,910,021
--------------------------------------------------------------------------------
          178,276  Washington Mutual Asset
                   Securities Corp., Series
                   2003 C1A, Class A SEQ,
                   3.83%, 1/25/35 (Acquired
                   2/3/06, Cost $172,698)(6)                            173,194
--------------------------------------------------------------------------------
        1,975,000  Washington Mutual, Inc.,
                   Series 2005 AR4, Class A3,
                   4.59%, 4/25/35                                     1,945,592
--------------------------------------------------------------------------------
          176,061  Washington Mutual, Inc.,
                   Series 2005 AR11,
                   Class A1C1, VRN, 5.52%,
                   12/25/06, resets monthly
                   off the 1-month LIBOR plus
                   0.20% with a cap of 10.50%                           176,198
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $99,731,587)                                                  100,364,691
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(4) -- 3.3%

            8,660  ABSC Net Interest Margin,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $8,637)(6)                               8,659
--------------------------------------------------------------------------------
        2,458,017  Accredited Mortgage Loan
                   Trust, Series 2006-1,
                   Class A1, VRN, 5.38%,
                   12/25/06, resets monthly
                   off the 1-month LIBOR plus
                   0.06% with no caps                                 2,459,755
--------------------------------------------------------------------------------
        3,335,335  Accredited Mortgage Loan
                   Trust, Series 2006-2,
                   Class A1, VRN, 5.36%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.04% with no caps                                 3,337,570
--------------------------------------------------------------------------------
          781,577  Ameriquest Mortgage
                   Securities Inc., Series
                   2006 R1, Class A2A, VRN,
                   5.40%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.08% with
                   no caps                                              782,174
--------------------------------------------------------------------------------
              266  AQ Finance Net Interest
                   Margin, Series 2004 RN5,
                   Class A, 5.19%, 6/29/34
                   (Acquired 6/24/04,
                   Cost $266)(6)                                            265
--------------------------------------------------------------------------------
        2,299,617  Argent Securities Inc., Series
                   2006 M3, Class A2A, VRN,
                   5.37%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.05% with
                   no caps                                            2,301,002
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,567,431  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN,
                   5.38%, 12/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with
                   no caps                                       $    4,572,446
--------------------------------------------------------------------------------
        1,680,302  Centex Home Equity, Series
                   2006 A, Class AV1, VRN,
                   5.37%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.05% with
                   no caps                                            1,681,315
--------------------------------------------------------------------------------
        2,107,215  CNH Equipment Trust,
                   Series 2004 A, Class A3A,
                   VRN, 5.39%, 12/15/06,
                   resets monthly off the
                   1-month LIBOR plus 0.07%
                   with no caps                                       2,108,915
--------------------------------------------------------------------------------
          457,937  Countrywide Asset-Backed
                   Certificates, Series 2005-8,
                   Class 2A1, VRN, 5.45%,
                   12/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.13% with no caps                                   458,245
--------------------------------------------------------------------------------
          842,305  Countrywide Asset-Backed
                   Certificates, Series 2006 BC2,
                   Class 2A1, VRN, 5.36%,
                   12/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.04% with no caps                                   842,868
--------------------------------------------------------------------------------
        3,042,392  Countrywide Asset-Backed
                   Certificates, Series 2006-6,
                   Class 2A1, VRN, 5.39%,
                   12/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.07% with no caps                                 3,044,376
--------------------------------------------------------------------------------
        4,800,000  Countrywide Asset-Backed
                   Certificates, Series 2006-22,
                   Class 2A1, VRN, 5.37%,
                   12/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.05% with no caps                                 4,798,983
--------------------------------------------------------------------------------
        2,489,599  Credit-Based Asset Servicing
                   and Securitization, Series
                   2006 CB3, Class AV1, VRN,
                   5.38%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with
                   no caps                                            2,491,237
--------------------------------------------------------------------------------
        4,698,826  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2006 FF11, Class 2A1,
                   VRN, 5.36%, 12/25/06,
                   resets monthly off the
                   1-month LIBOR plus 0.04%
                   with no caps                                       4,701,279
--------------------------------------------------------------------------------
        6,993,219  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2006 FF12, Class A2,
                   VRN, 5.36%, 12/26/06,
                   resets monthly off the
                   1-month LIBOR plus 0.04%
                   with no caps                                       6,996,905
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   273,000  GS Auto Loan Trust, Series
                   2005-1, Class A3 SEQ,
                   4.45%, 5/17/10                                $      271,248
--------------------------------------------------------------------------------
        1,680,384  IndyMac Residential Asset
                   Backed Trust, Series 2006 B,
                   Class 2A1, VRN, 5.38%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.06% with no caps                                 1,681,650
--------------------------------------------------------------------------------
        1,643,317  Long Beach Mortgage Loan
                   Trust, Series 2006-2,
                   Class 2A1, VRN, 5.39%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.07% with no caps                                 1,644,503
--------------------------------------------------------------------------------
        4,140,759  Long Beach Mortgage Loan
                   Trust, Series 2006-6,
                   Class 2A1, VRN, 5.36%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.04% with no caps                                 4,143,533
--------------------------------------------------------------------------------
          303,427  Nomura Home Equity Loan,
                   Inc., Series 2006 HE1,
                   Class A1, VRN, 5.40%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.08% with no caps                                   303,674
--------------------------------------------------------------------------------
          532,164  Nomura Home Equity Loan,
                   Inc., Series 2006 HE2,
                   Class A1, VRN, 5.38%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.06% with no caps                                   532,519
--------------------------------------------------------------------------------
        2,851,795  NovaStar Home Equity Loan,
                   Series 2005-4, Class A2A,
                   VRN, 5.41%, 12/26/06,
                   resets monthly off the
                   1-month LIBOR plus 0.09%
                   with a cap of 11.00%                               2,853,800
--------------------------------------------------------------------------------
          450,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            438,697
--------------------------------------------------------------------------------
        2,725,000  SLC Student Loan Trust,
                   Series 2006-2, Class A1,
                   VRN, 5.37%, 12/15/06,
                   resets quarterly off the
                   3-month LIBOR minus
                   0.02% with no caps                                 2,725,000
--------------------------------------------------------------------------------
          519,055  SLM Student Loan Trust,
                   Series 2006-2, Class A1,
                   VRN, 5.35%, 1/25/07,
                   resets quarterly off the
                   3-month LIBOR minus
                   0.03% with no caps                                   519,369
--------------------------------------------------------------------------------
        2,070,000  SLM Student Loan Trust,
                   Series 2006-5, Class A2,
                   VRN, 5.37%, 1/25/07,
                   resets quarterly off the
                   3-month LIBOR minus
                   0.01% with no caps                                 2,071,221
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,700,000  SLM Student Loan Trust,
                   Series 2006-7, Class A1,
                   VRN, 5.34%, 1/25/07,
                   resets quarterly off the
                   3-month LIBOR minus
                   0.04% with no caps                            $    2,700,662
--------------------------------------------------------------------------------
        3,600,000  SLM Student Loan Trust,
                   Series 2006-10, Class A2,
                   VRN, 5.39%, 12/25/06,
                   resets quarterly off the
                   3-month LIBOR plus
                   0.01% with no caps                                 3,600,000
--------------------------------------------------------------------------------
        4,952,702  Soundview Home Equity
                   Loan Trust, Series 2006-3,
                   Class A1, VRN, 5.36%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.04% with no caps                                 4,956,069
--------------------------------------------------------------------------------
        1,518,000  USAA Auto Owner Trust,
                   Series 2006-1, Class A3 SEQ,
                   5.01%, 9/15/10                                     1,518,929
--------------------------------------------------------------------------------
          476,115  WFS Financial Owner Trust,
                   Series 2005-3, Class A3A
                   SEQ, 4.25%, 6/17/10                                  473,529
--------------------------------------------------------------------------------
          150,000  World Omni Auto Receivables
                   Trust, Series 2005 B, Class A3
                   SEQ, 4.40%, 4/20/09                                  149,384
--------------------------------------------------------------------------------
        1,134,000  World Omni Auto Receivables
                   Trust, Series 2006 A, Class A3
                   SEQ, 5.01%, 10/15/10                               1,133,984
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $72,282,181)                                                   72,303,765
--------------------------------------------------------------------------------
COMMERCIAL PAPER(8) -- 1.8%

        5,684,000  Chariot Funding LLC, 5.25%,
                   12/5/06 (Acquired 11/8/06,
                   Cost $5,661,619)(6)                                5,680,629
--------------------------------------------------------------------------------
        5,500,000  Dexia Delaware LLC, 5.19%,
                   2/6/07                                             5,446,364
--------------------------------------------------------------------------------
        6,010,000  Govco Incorporated, 5.25%,
                   12/4/06 (Acquired 11/8/06,
                   Cost $5,987,212)(6)                                6,007,344
--------------------------------------------------------------------------------
        5,500,000  ING (U.S.) Funding LLC,
                   5.24%, 2/26/07                                     5,430,354
--------------------------------------------------------------------------------
       10,871,000  IXIS, 5.25%, 12/14/06
                   (Acquired 10/5/06 - 11/8/06,
                   Cost $10,786,763)(2)(6)                           10,850,421
--------------------------------------------------------------------------------
        5,000,000  Thunder Bay Funding LLC,
                   5.26%, 12/1/06 (Acquired
                   11/8/06, Cost $4,983,197)(6)                       5,000,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $38,415,743)                                                   38,415,112
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS
& AGENCIES -- 1.1%

           84,000  Bundesschatzanweisungen,
                   3.25%, 6/13/08                                    11,058,540
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $   130,000  Hydro Quebec, 8.40%,
                   1/15/22                                       $      172,571
--------------------------------------------------------------------------------
        7,620,798  KfW, VRN, 0.23%, 2/8/07,
                   resets quarterly off the
                   3-month JPY LIBOR minus
                   0.22% with no caps                                10,200,111
--------------------------------------------------------------------------------
          100,080  Overseas Private Investment
                   Corp., 4.10%, 11/15/14                                97,110
--------------------------------------------------------------------------------
        1,320,000  Province of Quebec, 5.00%,
                   7/17/09                                            1,324,483
--------------------------------------------------------------------------------
        1,430,000  Republic of Italy, 4.00%,
                   6/16/08                                            1,410,046
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS
& AGENCIES
(Cost $23,986,110)                                                   24,262,861
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 1.0%

        8,200,000  Commonwealth of
                   Massachusetts Rev., 5.50%,
                   1/1/34 (FGIC)(2)                                  10,183,580
--------------------------------------------------------------------------------
        1,150,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                      1,136,166
--------------------------------------------------------------------------------
        2,240,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   5.31%, 12/6/06 (LOC:
                   Keybank N.A.)                                      2,240,000
--------------------------------------------------------------------------------
        7,000,000  Sacramento City Financing
                   Auth. Rev., Series 2006 E,
                   (Master Lease Program
                   Facilities), 5.25%, 12/1/30
                   (Ambac)(9)                                         8,348,060
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $20,939,777)                                                   21,907,806
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 5.9%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 4.81%, 2/1/07, valued
at $84,183,666), in a joint trading account
at 5.24%, dated 11/30/06, due 12/1/06
(Delivery value $82,512,008)(2)                                      82,500,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Treasury
obligations, 4.25% - 5.01%, 12/28/06 -
1/15/11, valued at $48,059,754), in a joint
trading account at 5.24%, dated 11/30/06,
due 12/1/06 (Delivery value $47,106,856)(2)                          47,100,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $129,600,000)                                                 129,600,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 106.0%
(Cost $2,032,540,618)                                             2,313,102,626
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (6.0)%                                              (131,147,946)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,181,954,680
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

FUTURES CONTRACTS

                                Expiration      Underlying Face      Unrealized
    Contracts Purchased            Date         Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
    616  U.S. Treasury
         2-Year Notes           March 2007        $126,280,000         $268,151
--------------------------------------------------------------------------------
  1,050  U.S. Treasury
         5-Year Notes           March 2007         111,464,063          621,075
--------------------------------------------------------------------------------
                                                  $237,744,063         $889,226
                                                ================================

                                Expiration      Underlying Face      Unrealized
      Contracts Sold               Date         Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
    146  U.S. Long Bond         March 2007        $ 16,698,750      $  (133,172)
--------------------------------------------------------------------------------
  1,020  U.S. Treasury
         10-Year Notes          March 2007         111,371,250         (870,889)
--------------------------------------------------------------------------------
                                                  $128,070,000      $(1,004,061)
                                                ================================

SWAP AGREEMENTS

                                                                                              Unrealized
Notional Amount               Description of Agreement                      Expiration Date   Gain (Loss)
---------------------------------------------------------------------------------------------------------
CREDIT DEFAULT
---------------------------------------------------------------------------------------------------------
  $   860,000     Pay quarterly a fixed rate equal to 0.45% multiplied by    December 2010     $ (5,338)
                  the notional amount and receive from Deutsche Bank AG
                  upon each default event of one of the issues of Dow
                  Jones CDX N.A. Investment Grade 5, par value of the
                  proportional notional amount.
---------------------------------------------------------------------------------------------------------
    5,150,000     Pay quarterly a fixed rate equal to 0.85% multiplied by    December 2010      (55,325)
                  the notional amount and receive from Barclays Capital,
                  Inc. upon each default event of one of the issues of
                  Dow Jones CDX N.A. Investment Grade High Volume 5,
                  par value of the proportional notional amount.
---------------------------------------------------------------------------------------------------------
   14,000,000     Pay quarterly a fixed rate equal to 0.40% multiplied by      June 2011        (61,270)
                  the notional amount and receive from Barclays Capital,
                  Inc. upon each default event of one of the issues of
                  Dow Jones CDX N.A. Investment Grade 6, par value of
                  the proportional notional amount.
---------------------------------------------------------------------------------------------------------
   10,000,000     Pay quarterly a fixed rate equal to 0.75% multiplied by      June 2011        (35,213)
                  the notional amount and receive from Deutsche Bank AG
                  upon each default event of one of the issues of Dow
                  Jones CDX N.A. Investment Grade High Volume 6, par
                  value of the proportional notional amount.
---------------------------------------------------------------------------------------------------------
INTEREST RATE
---------------------------------------------------------------------------------------------------------
    5,620,000     Receive semiannually a fixed rate equal to 5.6965% and     November 2030      488,311
                  pay quarterly a variable rate based on the 3-month
                  LIBOR with Barclays Capital, Inc.
---------------------------------------------------------------------------------------------------------
                                                                                               $331,165
                                                                                             ============

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2006

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

ADR = American Depositary Receipt

Ambac = Ambac Assurance Corporation

CDX = Credit Derivative Indexes

CVA = Certificaten Van Aandelen

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GS = Goldman Sachs Asset Backed Securities Corp.

JPY = Japanese Yen

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2006.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective November 30, 2006.

(1) Non-income producing.

(2) Security, or a portion thereof, has been segregated for forward commitments, futures contracts, swap agreements and/or when-issued securities.

(3) Industry is less than 0.05% of total net assets.

(4) Final maturity indicated, unless otherwise noted.

(5) Forward commitment.

(6) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2006 was $64,205,269, which represented 2.9% of total net assets.

(7) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    November 30, 2006.

(8) The rate indicated is the yield to maturity at purchase.

(9) When-issued security.

The aggregate value of fair valued securities as of November 30, 2006, was
$632,292, which represented 0.03% of total net assets.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2006
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          14.15%      8.55%       8.74%      9.09%        2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(1)        14.23%      6.08%       8.05%      9.33%(2)       --
--------------------------------------------------------------------------------
CITIGROUP US BROAD
INVESTMENT-GRADE
BOND INDEX(3)            5.99%      5.10%       6.23%      6.32%(2)       --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(1)       5.94%      5.05%       6.20%      6.31%(2)       --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(1)            4.60%      2.30%       3.59%      3.70%(2)       --
--------------------------------------------------------------------------------
Institutional Class     14.37%      8.79%         --       4.41%        8/1/00
--------------------------------------------------------------------------------
Advisor Class           13.77%      8.28%       8.46%      8.63%        10/2/96
--------------------------------------------------------------------------------
A Class                                                                 9/30/04
  No sales charge*      13.75%        --          --      13.51%
  With sales charge*     7.20%        --          --      10.48%
--------------------------------------------------------------------------------
B Class                                                                 9/30/04
  No sales charge*      12.98%        --          --      12.69%
  With sales charge*     8.98%        --          --      11.48%
--------------------------------------------------------------------------------
C Class                 13.01%      7.50%         --       7.42%        11/27/01
--------------------------------------------------------------------------------
R Class                 13.40%        --          --      12.43%        3/31/05
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) In September of 2006, one of the fund's benchmarks changed from Lehman
    Brothers U.S. Aggregate Index to Citigroup US Broad Investment-Grade Bond
    Index. The fund's investment advisor believes this index better represents the fund's portfolio composition.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Aggressive - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30
---------------------------------------------------------------------------------------------------------
                   1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class    13.84%    9.93%   25.69%    5.14%   -7.27%   -9.59%   18.82%   12.04%    9.74%   14.15%
---------------------------------------------------------------------------------------------------------
S&P 500 Index     28.51%   23.66%   20.90%   -4.22%  -12.22%  -16.51%   15.09%   12.86%    8.44%   14.23%
---------------------------------------------------------------------------------------------------------
Citigroup
US Broad
Investment-Grade
Bond Index         7.56%    9.49%   -0.07%    9.02%   11.22%    7.22%    5.31%    4.51%    2.54%    5.99%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index              7.55%    9.45%   -0.04%    9.06%   11.16%    7.34%    5.18%    4.44%    2.40%    5.94%
---------------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury
Bill Index         5.13%    4.96%    4.65%    5.93%    3.80%    1.65%    1.05%    1.28%    2.94%    4.60%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Aggressive - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND IRINA TORELLI

PERFORMANCE SUMMARY

Strategic Allocation: Aggressive returned 14.15%* for the 12 months ended
November 30, 2006. The fund's performance for the reporting period reflected the returns of its underlying security sectors, as well as their relative weights in the portfolio. The fund allocates holdings over time with the following neutral weightings: 78% stocks, 20% bonds, and 2% cash-equivalent investments. These proportions may change with short-term tactical adjustments and shifting securities prices.

For broad comparison purposes, U.S. stocks (represented by the S&P 500 Index)
returned 14.23%, U.S. bonds (represented by the Lehman Brothers U.S. Aggregate
Index) returned 5.94%, foreign stocks (represented by the MSCI EAFE Index)
returned 28.20%, and cash equivalents (represented by the 90-Day U.S. Treasury
Bill Index) returned 4.60%. As discussed in the Market Perspective on page 2, this was a favorable period for most financial markets.

U.S. STOCK PORTFOLIO

U.S. stocks were positive contributors to fund performance, though a tactical emphasis on large- and mid-cap growth stocks over value stocks through much of the 12-month period tempered portfolio returns. Large- and mid-cap stock outcomes varied widely by style, with value clearly prevailing for the full period. Measured by the Russell Top 200 indexes, large-cap growth stocks returned 6.69% for the 12 months, compared with 20.28% for large-cap value. The disparity was narrower, but still substantial, in the mid-cap range, where the
Russell Midcap Growth Index returned 12.88% for the reporting period versus
20.16% for its value counterpart.

FOREIGN STOCK PORTFOLIO

A tactical overweight position in foreign developed markets stocks aided fund performance. We removed the overweight in the final calendar quarter, slightly diminishing the advantage. In emerging markets, timely tactical rebalancing added to returns. We lightened our holdings at midyear before this sector declined and rebuilt our position in time to catch an upsweep in the final quarter. Developments in Europe were among the highlights of the period, where the European gross domestic

ASSET ALLOCATION AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                      49.0%
--------------------------------------------------------------------------------
Foreign Stocks(1)                                                24.5%
--------------------------------------------------------------------------------
U.S. Bonds                                                       20.9%
--------------------------------------------------------------------------------
Money Market Securities                                           4.1%
--------------------------------------------------------------------------------
Foreign Bonds                                                     1.5%
--------------------------------------------------------------------------------
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
Corporate Bonds                                                  28.2%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                       24.7%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                         14.0%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                              12.6%
--------------------------------------------------------------------------------
Asset-Backed Securities                                           9.0%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 9.0%
--------------------------------------------------------------------------------
Municipal Securities                                              2.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Strategic Allocation: Aggressive - Portfolio Commentary

product topped the individual outputs of the U.S., Japan, and Britain for the first time since early 2001. Europe also benefited from better-than-expected corporate earnings and a record-breaking $1.4 trillion in merger-and-acquisition activity. Japan and other Asian markets also gained during the period.

FIXED-INCOME PORTFOLIO

U.S. bonds performed surprisingly well, especially considering what happened in the first half of the reporting period. As noted in the Market Perspective, bonds had to overcome one of the worst selloffs in years in the first six months of 2006. The portfolio's relatively underweight stake in conventional U.S.
Treasury securities (14% of total bond holdings at the end of the reporting period, well below their market weight in the Lehman Aggregate), and its higher weighting in mortgage-backed securities added to returns in the first half of the 12-month period (when Treasurys underperformed). However, narrowing yield spreads and a Treasury market rally reduced the excess return from that position as the reporting period concluded. The fund's stake in money market securities enhanced portfolio stability in the rising yield environment of the first half of the reporting period.

OUR STARTING POINT FOR THE NEXT SIX MONTHS

As of November 30, 2006, the fund retained its lightened positions in small- and mid-cap stocks relative to its long-term allocations. "We're staying up in capital size and marginally underweighting equities in general," said portfolio team leader Jeff Tyler. Overseas, Japanese stocks appeared to hold more long-term potential than European equities. "I still think the Japanese economy is underestimated and underinvested, but we have to see when others will invest and believe in that view," Tyler said. The portfolio team leaders also continued
to believe the U.S. dollar faces potential weakness over time, so they retained a small, 2% position in international bonds.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S              % OF
                                         U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Bank of America Corp.                       2.7%                  1.3%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           2.5%                  1.3%
--------------------------------------------------------------------------------
Citigroup Inc.                              1.8%                  0.9%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                        1.7%                  0.9%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              1.7%                  0.8%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                           FOREIGN                % OF
                                           STOCKS              NET ASSETS
--------------------------------------------------------------------------------
America Movil SA de
CV Series L ADR                             2.3%                  0.6%
--------------------------------------------------------------------------------
Roche Holding AG ORD                        1.9%                  0.5%
--------------------------------------------------------------------------------
Nintendo Co., Ltd. ORD                      1.6%                  0.4%
--------------------------------------------------------------------------------
Novartis AG ORD                             1.6%                  0.4%
--------------------------------------------------------------------------------
Aker Kvaerner ASA ORD                       1.4%                  0.4%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                           47.8%
--------------------------------------------------------------------------------
Asia/Pacific                                                     35.2%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                        15.0%
--------------------------------------------------------------------------------
Africa                                                            2.0%
--------------------------------------------------------------------------------

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 75.5%

AEROSPACE & DEFENSE -- 1.9%
--------------------------------------------------------------------------------
          210,759  BE Aerospace, Inc.(1)(2)                      $    5,523,993
--------------------------------------------------------------------------------
           49,325  Boeing Co.                                         4,366,742
--------------------------------------------------------------------------------
           10,400  Honeywell International Inc.                         446,992
--------------------------------------------------------------------------------
           36,505  Lockheed Martin Corp.                              3,301,877
--------------------------------------------------------------------------------
           21,000  Northrop Grumman Corp.                             1,405,530
--------------------------------------------------------------------------------
           78,500  Precision Castparts Corp.                          5,923,611
--------------------------------------------------------------------------------
           32,202  Spirit Aerosystems Holdings
                   Inc. Cl A(1)                                         938,688
--------------------------------------------------------------------------------
           56,300  United Technologies Corp.                          3,633,039
--------------------------------------------------------------------------------
                                                                     25,540,472
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.1%
--------------------------------------------------------------------------------
            1,710  FedEx Corporation                                    197,385
--------------------------------------------------------------------------------
           17,452  United Parcel Service, Inc.
                   Cl B                                               1,359,860
--------------------------------------------------------------------------------
                                                                      1,557,245
--------------------------------------------------------------------------------
AIRLINES -- 0.4%
--------------------------------------------------------------------------------
        1,564,000  Air China Ltd. ORD                                   796,190
--------------------------------------------------------------------------------
        1,139,000  AirAsia Bhd ORD(1)                                   481,667
--------------------------------------------------------------------------------
           56,400  Continental Airlines Inc. Cl B(1)                  2,292,096
--------------------------------------------------------------------------------
           23,660  Ryanair Holdings plc ADR(1)                        1,812,119
--------------------------------------------------------------------------------
           32,572  Southwest Airlines Co.                               511,706
--------------------------------------------------------------------------------
                                                                      5,893,778
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
            5,022  ArvinMeritor Inc.                                     86,931
--------------------------------------------------------------------------------
           36,240  Halla Climate Control ORD                            459,968
--------------------------------------------------------------------------------
           85,705  Nokian Renkaat Oyj ORD                             1,774,728
--------------------------------------------------------------------------------
                                                                      2,321,627
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.8%
--------------------------------------------------------------------------------
        2,074,000  Dongfeng Motor Group Co.
                   Ltd. Cl H ORD(1)                                     925,173
--------------------------------------------------------------------------------
           77,026  Harley-Davidson, Inc.(2)                           5,682,207
--------------------------------------------------------------------------------
           12,190  Hyundai Motor Company
                   ORD                                                  923,068
--------------------------------------------------------------------------------
          255,000  PT Astra International Tbk
                   ORD                                                  443,781
--------------------------------------------------------------------------------
           46,400  Toyota Motor Corp. ORD                             2,813,943
--------------------------------------------------------------------------------
                                                                     10,788,172
--------------------------------------------------------------------------------
BEVERAGES -- 1.4%
--------------------------------------------------------------------------------
           43,900  Anheuser-Busch Companies,
                   Inc.                                               2,085,689
--------------------------------------------------------------------------------
          107,133  Coca-Cola Company (The)                            5,017,038
--------------------------------------------------------------------------------
           54,500  Coca-Cola Enterprises Inc.                         1,114,525
--------------------------------------------------------------------------------
          155,150  Compania Cervecerias
                   Unidas SA ORD                                        908,051
--------------------------------------------------------------------------------
           69,559  Pepsi Bottling Group Inc.                          2,178,588
--------------------------------------------------------------------------------
           90,217  PepsiCo, Inc.                                      5,590,748
--------------------------------------------------------------------------------
           64,800  SABMiller plc ORD                                  1,354,159
--------------------------------------------------------------------------------
                                                                     18,248,798
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.2%
--------------------------------------------------------------------------------
          109,446  Amgen Inc.(1)                                 $    7,770,665
--------------------------------------------------------------------------------
            7,188  Biogen Idec Inc.(1)                                  375,645
--------------------------------------------------------------------------------
           33,500  Celgene Corp.(1)                                   1,866,955
--------------------------------------------------------------------------------
           15,790  CSL Ltd. ORD                                         739,106
--------------------------------------------------------------------------------
           18,000  Digene Corp.(1)                                      919,800
--------------------------------------------------------------------------------
           22,000  Genentech, Inc.(1)                                 1,798,500
--------------------------------------------------------------------------------
           40,100  Gilead Sciences, Inc.(1)                           2,643,392
--------------------------------------------------------------------------------
                                                                     16,114,063
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
            4,160  KCC Corp. ORD                                      1,322,233
--------------------------------------------------------------------------------
           14,900  Masco Corp.                                          427,481
--------------------------------------------------------------------------------
                                                                      1,749,714
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.6%
--------------------------------------------------------------------------------
           92,170  Amvescap plc ORD                                     996,584
--------------------------------------------------------------------------------
           30,900  Bank of New York Co., Inc.
                   (The)                                              1,098,186
--------------------------------------------------------------------------------
           10,300  Bear Stearns Companies
                   Inc. (The)                                         1,570,544
--------------------------------------------------------------------------------
           32,710  Credit Suisse Group ORD                            2,163,739
--------------------------------------------------------------------------------
          137,516  Egyptian Financial Group -
                   Hermes Holding SAE ORD(1)                            981,210
--------------------------------------------------------------------------------
           36,620  Goldman Sachs Group, Inc.
                   (The)                                              7,133,575
--------------------------------------------------------------------------------
            8,070  Julius Baer Holding AG ORD                           858,833
--------------------------------------------------------------------------------
           25,815  Lehman Brothers Holdings
                   Inc.                                               1,901,791
--------------------------------------------------------------------------------
          229,640  Man Group plc ORD                                  2,139,870
--------------------------------------------------------------------------------
           37,273  Mellon Financial Corp.                             1,499,493
--------------------------------------------------------------------------------
           23,100  Merrill Lynch & Co., Inc.                          2,019,633
--------------------------------------------------------------------------------
           76,659  Morgan Stanley                                     5,838,349
--------------------------------------------------------------------------------
           62,600  SEI Investments Co.                                3,642,694
--------------------------------------------------------------------------------
            7,743  State Street Corp.                                   481,073
--------------------------------------------------------------------------------
           31,468  UBS AG ORD                                         1,892,466
--------------------------------------------------------------------------------
                                                                     34,218,040
--------------------------------------------------------------------------------
CHEMICALS -- 1.5%
--------------------------------------------------------------------------------
            5,655  Albemarle Corp.                                      394,380
--------------------------------------------------------------------------------
           86,443  Celanese Corp., Series A                           1,901,746
--------------------------------------------------------------------------------
           34,800  du Pont (E.I.) de Nemours
                   & Co.                                              1,633,164
--------------------------------------------------------------------------------
           12,703  H.B. Fuller Company                                  331,167
--------------------------------------------------------------------------------
           14,500  International Flavors &
                   Fragrances Inc.                                      683,095
--------------------------------------------------------------------------------
           16,710  Linde AG ORD                                       1,646,864
--------------------------------------------------------------------------------
           79,371  Lyondell Chemical Co.                              1,960,464
--------------------------------------------------------------------------------
           15,300  Minerals Technologies Inc.                           869,652
--------------------------------------------------------------------------------
           90,458  Monsanto Co.                                       4,348,315
--------------------------------------------------------------------------------
            5,200  Nalco Holding Co.(1)                                 103,636
--------------------------------------------------------------------------------
            6,400  Potash Corp. of
                   Saskatchewan                                         900,736
--------------------------------------------------------------------------------
           19,700  PPG Industries, Inc.                               1,266,710
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

           28,600  Shin-Etsu Chemical Co., Ltd.
                   ORD                                           $    1,890,113
--------------------------------------------------------------------------------
           10,090  Syngenta AG ORD                                    1,775,362
--------------------------------------------------------------------------------
                                                                     19,705,404
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.9%
--------------------------------------------------------------------------------
           74,924  Anglo Irish Bank Corp. plc
                   ORD                                                1,424,425
--------------------------------------------------------------------------------
           21,751  Banco Macro Bansud SA ADR                            609,681
--------------------------------------------------------------------------------
           77,970  Banco Popolare di Verona e
                   Novara Scrl ORD                                    2,191,995
--------------------------------------------------------------------------------
          180,000  Bank of Yokohama Ltd.
                   (The) ORD                                          1,379,292
--------------------------------------------------------------------------------
          171,135  Barclays plc ORD                                   2,289,435
--------------------------------------------------------------------------------
            9,000  BB&T Corporation                                     387,090
--------------------------------------------------------------------------------
          711,000  China Merchants Bank Co.
                   Ltd. Cl H ORD(1)                                   1,365,541
--------------------------------------------------------------------------------
        1,033,760  Chinatrust Financial Holding
                   Co. ORD                                              881,835
--------------------------------------------------------------------------------
            5,162  Credicorp Ltd.                                       206,222
--------------------------------------------------------------------------------
           22,086  Erste Bank der
                   Oesterreichischen
                   Sparkassen AG ORD                                  1,609,628
--------------------------------------------------------------------------------
           30,000  Fifth Third Bancorp                                1,182,900
--------------------------------------------------------------------------------
          194,136  Grupo Financiero Banorte
                   SA de CV ORD                                         723,461
--------------------------------------------------------------------------------
           10,910  KBC Groupe ORD                                     1,227,877
--------------------------------------------------------------------------------
            1,145  KeyCorp                                               41,335
--------------------------------------------------------------------------------
            6,681  Komercni Banka AS ORD                                997,159
--------------------------------------------------------------------------------
        1,938,600  Krung Thai Bank Public Co.
                   Ltd. ORD                                             745,304
--------------------------------------------------------------------------------
           11,400  Marshall & Ilsley Corp.                              522,006
--------------------------------------------------------------------------------
              130  Mitsubishi UFJ Financial
                   Group, Inc. ORD                                    1,662,131
--------------------------------------------------------------------------------
           49,710  National Australia Bank Ltd.
                   ORD                                                1,537,368
--------------------------------------------------------------------------------
           48,470  National Bank of Greece SA
                   ORD                                                2,223,140
--------------------------------------------------------------------------------
           21,000  National City Corp.                                  758,100
--------------------------------------------------------------------------------
           13,487  PNC Financial Services Group                         953,396
--------------------------------------------------------------------------------
        3,013,000  PT Bank Mandiri Tbk ORD                              912,283
--------------------------------------------------------------------------------
       14,534,500  PT Bank Niaga Tbk ORD                              1,585,870
--------------------------------------------------------------------------------
            9,215  Raiffeisen International Bank
                   Holding AG ORD                                     1,084,114
--------------------------------------------------------------------------------
           38,985  Royal Bank of Scotland
                   Group plc ORD                                      1,411,720
--------------------------------------------------------------------------------
           27,740  Shinhan Financial Group Co.,
                   Ltd. ORD                                           1,350,151
--------------------------------------------------------------------------------
           14,961  Societe Generale ORD                               2,507,367
--------------------------------------------------------------------------------
           29,470  Standard Chartered plc ORD                           845,273
--------------------------------------------------------------------------------
           32,400  SunTrust Banks, Inc.                               2,645,459
--------------------------------------------------------------------------------
           31,390  Swedbank AB Cl A ORD                               1,100,623
--------------------------------------------------------------------------------
          187,256  Turkiye Garanti Bankasi AS
                   ORD                                                  620,326
--------------------------------------------------------------------------------
           63,751  U.S. Bancorp                                       2,144,584
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          100,000  United Overseas Bank Ltd.
                   ORD                                           $    1,207,675
--------------------------------------------------------------------------------
           34,300  Wachovia Corp.                                     1,858,717
--------------------------------------------------------------------------------
          173,493  Wells Fargo & Co.                                  6,113,892
--------------------------------------------------------------------------------
            6,600  Zions Bancorporation                                 516,384
--------------------------------------------------------------------------------
                                                                     50,823,759
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
-----------------------------------------------------------------
           30,980  Adecco SA ORD                                      2,053,180
--------------------------------------------------------------------------------
           36,281  American Banknote SA ORD                             285,449
--------------------------------------------------------------------------------
          163,686  Capita Group plc ORD                               1,845,467
--------------------------------------------------------------------------------
           27,950  Corrections Corp. of America(1)                    1,270,328
--------------------------------------------------------------------------------
           38,420  Experian Group Ltd. ORD                              441,041
--------------------------------------------------------------------------------
           22,100  R.R. Donnelley & Sons
                   Company                                              779,467
--------------------------------------------------------------------------------
           20,500  Republic Services, Inc. Cl A                         850,340
--------------------------------------------------------------------------------
           56,604  Waste Management, Inc.                             2,072,272
--------------------------------------------------------------------------------
                                                                      9,597,544
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.5%
--------------------------------------------------------------------------------
          759,286  AAC Acoustic Technology
                   Holdings Inc. ORD(1)                                 819,916
--------------------------------------------------------------------------------
          338,243  Cisco Systems Inc.(1)                              9,091,971
--------------------------------------------------------------------------------
           26,800  CommScope Inc.(1)                                    808,556
--------------------------------------------------------------------------------
            6,274  Interdigital Communications
                   Corp.(1)                                             200,454
--------------------------------------------------------------------------------
          101,200  Juniper Networks, Inc.(1)                          2,154,548
--------------------------------------------------------------------------------
           18,409  Motorola, Inc.                                       408,128
--------------------------------------------------------------------------------
           12,500  Nokia Oyj ADR                                        252,750
--------------------------------------------------------------------------------
           10,000  Research In Motion Ltd.(1)                         1,388,300
--------------------------------------------------------------------------------
          385,110  Telefonaktiebolaget LM
                   Ericsson Cl B ORD                                  1,490,963
--------------------------------------------------------------------------------
          137,000  Vtech Holdings Ltd. ORD                              862,100
--------------------------------------------------------------------------------
          688,670  Wistron NeWeb Corp. ORD                            2,030,571
--------------------------------------------------------------------------------
                                                                     19,508,257
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.9%
--------------------------------------------------------------------------------
          514,000  Acer Inc. ORD                                      1,108,861
--------------------------------------------------------------------------------
           66,400  Apple Computer, Inc.(1)                            6,087,552
--------------------------------------------------------------------------------
          668,000  Asustek Computer Inc. ORD                          1,835,426
--------------------------------------------------------------------------------
            3,100  Diebold, Inc.                                        142,600
--------------------------------------------------------------------------------
          259,797  Hewlett-Packard Co.(2)                            10,251,589
--------------------------------------------------------------------------------
           42,868  Lexmark International, Inc.
                   Cl A(1)                                            2,957,035
--------------------------------------------------------------------------------
           58,200  Network Appliance, Inc.(1)                         2,282,022
--------------------------------------------------------------------------------
          584,000  Wistron Corp. ORD                                    744,553
--------------------------------------------------------------------------------
                                                                     25,409,638
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.6%
--------------------------------------------------------------------------------
           81,407  Foster Wheeler Ltd.(1)                             4,395,978
--------------------------------------------------------------------------------
           32,383  Granite Construction Inc.                          1,670,963
--------------------------------------------------------------------------------
           13,490  Hochtief AG ORD                                      905,586
--------------------------------------------------------------------------------
           71,879  Quanta Services, Inc.(1)                           1,317,542
--------------------------------------------------------------------------------
                                                                      8,290,069
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.3%
--------------------------------------------------------------------------------
          404,000  Asia Cement Corp. ORD                         $      400,192
--------------------------------------------------------------------------------
          241,000  Corporacion Moctezuma, SA
                   de CV ORD                                            621,425
--------------------------------------------------------------------------------
           19,000  Holcim Ltd. ORD                                    1,704,854
--------------------------------------------------------------------------------
           14,779  Pretoria Portland Cement Co.
                   Ltd. ORD                                             781,516
--------------------------------------------------------------------------------
                                                                      3,507,987
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.4%
--------------------------------------------------------------------------------
           36,378  American Express Co.                               2,136,116
--------------------------------------------------------------------------------
           11,360  ORIX Corp. ORD                                     3,110,985
--------------------------------------------------------------------------------
                                                                      5,247,101
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
           12,600  Bemis Co., Inc.                                      430,038
--------------------------------------------------------------------------------
           38,232  Temple-Inland Inc.                                 1,494,871
--------------------------------------------------------------------------------
                                                                      1,924,909
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
            8,200  Genuine Parts Company                                384,498
--------------------------------------------------------------------------------
          388,200  Li & Fung Ltd. ORD                                 1,127,843
--------------------------------------------------------------------------------
                                                                      1,512,341
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.2%
--------------------------------------------------------------------------------
            7,600  iShares Russell 1000 Growth
                   Index Fund                                           418,532
--------------------------------------------------------------------------------
           20,100  Standard and Poor's 500
                   Depositary Receipt                                 2,824,251
--------------------------------------------------------------------------------
                                                                      3,242,783
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
           27,800  H & R Block, Inc.                                    667,200
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.9%
--------------------------------------------------------------------------------
          333,047  Bank of America Corp.(2)                          17,934,581
--------------------------------------------------------------------------------
          249,653  Citigroup Inc.(2)                                 12,380,292
--------------------------------------------------------------------------------
            6,530  Deutsche Boerse AG ORD                             1,093,521
--------------------------------------------------------------------------------
           51,630  ING Groep N.V. CVA ORD                             2,201,861
--------------------------------------------------------------------------------
           11,800  IntercontinentalExchange
                   Inc.(1)                                            1,159,350
--------------------------------------------------------------------------------
           17,900  International Securities
                   Exchange Inc.                                        951,922
--------------------------------------------------------------------------------
          251,722  JPMorgan Chase & Co.(2)                           11,649,694
--------------------------------------------------------------------------------
           39,312  McGraw-Hill Companies, Inc.
                   (The)                                              2,620,145
--------------------------------------------------------------------------------
           24,900  Nasdaq Stock Market, Inc.
                   (The)(1)                                             999,735
--------------------------------------------------------------------------------
              400  Nymex Holdings Inc.(1)                                46,240
--------------------------------------------------------------------------------
                                                                     51,037,341
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.9%
--------------------------------------------------------------------------------
          231,897  AT&T Inc.                                          7,863,627
--------------------------------------------------------------------------------
          349,325  Axtel SA de CV ORD(1)                                853,002
--------------------------------------------------------------------------------
           42,588  BellSouth Corp.                                    1,898,999
--------------------------------------------------------------------------------
          157,610  BT Group plc ORD                                     880,736
--------------------------------------------------------------------------------
              952  CenturyTel Inc.                                       40,508
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            9,200  Commonwealth Telephone
                   Enterprises, Inc.                             $      383,364
--------------------------------------------------------------------------------
          193,648  Comstar United Telesystems
                   GDR                                                1,440,741
--------------------------------------------------------------------------------
            8,940  Fastweb ORD                                          464,291
--------------------------------------------------------------------------------
           76,590  Hellenic Telecommunications
                   Organization SA ORD(1)                             2,226,258
--------------------------------------------------------------------------------
           51,500  LG Dacom Corp. ORD                                 1,185,436
--------------------------------------------------------------------------------
        1,146,500  PT Telekomunikasi Indonesia
                   Tbk ORD                                            1,238,445
--------------------------------------------------------------------------------
           94,950  Telefonica SA ORD                                  1,923,398
--------------------------------------------------------------------------------
          105,100  Telenor ASA ORD                                    1,805,299
--------------------------------------------------------------------------------
           87,952  Verizon Communications Inc.                        3,073,043
--------------------------------------------------------------------------------
                                                                     25,277,147
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.7%
--------------------------------------------------------------------------------
           20,900  Allegheny Energy, Inc.(1)                            927,124
--------------------------------------------------------------------------------
           37,980  CEZ AS ORD(1)                                      1,692,123
--------------------------------------------------------------------------------
           59,997  Equatorial Energia SA ORD(1)                         484,250
--------------------------------------------------------------------------------
           27,200  Exelon Corporation                                 1,651,856
--------------------------------------------------------------------------------
           47,000  Fortum Oyj ORD                                     1,374,254
--------------------------------------------------------------------------------
            4,400  Northeast Utilities                                  123,332
--------------------------------------------------------------------------------
           39,100  PPL Corporation                                    1,421,285
--------------------------------------------------------------------------------
        2,294,341  Unified Energy System ORD                          2,179,623
--------------------------------------------------------------------------------
                                                                      9,853,847
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.5%
--------------------------------------------------------------------------------
          184,630  ABB Ltd. ORD                                       2,982,005
--------------------------------------------------------------------------------
              147  Acuity Brands Inc.                                     7,742
--------------------------------------------------------------------------------
           16,900  Alstom RGPT ORD(1)                                 1,964,719
--------------------------------------------------------------------------------
           35,700  Cooper Industries, Ltd. Cl A                       3,264,409
--------------------------------------------------------------------------------
           59,100  Emerson Electric Co.                               5,123,971
--------------------------------------------------------------------------------
           20,800  General Cable Corp.(1)                               884,000
--------------------------------------------------------------------------------
            9,200  Hubbell Inc. Cl B                                    482,540
--------------------------------------------------------------------------------
           80,000  Matsushita Electric Works,
                   Ltd. ORD                                             899,140
--------------------------------------------------------------------------------
          198,000  Mitsubishi Electric Corp. ORD                      1,801,166
--------------------------------------------------------------------------------
           38,314  Roper Industries Inc.                              1,965,891
--------------------------------------------------------------------------------
           15,860  Vestas Wind Systems AS
                   ORD(1)                                               612,385
--------------------------------------------------------------------------------
                                                                     19,987,968
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
--------------------------------------------------------------------------------
           19,800  Amphenol Corp. Cl A                                1,348,974
--------------------------------------------------------------------------------
           16,700  Anixter International Inc.(1)                        978,954
--------------------------------------------------------------------------------
            4,790  AVX Corp.                                             74,437
--------------------------------------------------------------------------------
           25,800  Daktronics Inc.                                      933,444
--------------------------------------------------------------------------------
          525,400  Hon Hai Precision Industry
                   Co., Ltd. ORD                                      3,824,191
--------------------------------------------------------------------------------
           16,200  Hoya Corp. ORD                                       638,175
--------------------------------------------------------------------------------
           11,700  Murata Manufacturing Co.
                   Ltd. ORD                                             798,497
--------------------------------------------------------------------------------
           25,300  Tektronix, Inc.                                      773,168
--------------------------------------------------------------------------------
                                                                      9,369,840
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.3%
--------------------------------------------------------------------------------
           68,100  Acergy SA ORD(1)                              $    1,335,674
--------------------------------------------------------------------------------
           42,569  Aker Kvaerner ASA ORD                              4,867,795
--------------------------------------------------------------------------------
           22,100  Cameron International Corp.(1)                     1,200,472
--------------------------------------------------------------------------------
           45,240  CAT Oil AG ORD(1)                                  1,108,820
--------------------------------------------------------------------------------
           23,446  Core Laboratories N.V.(1)                          2,074,033
--------------------------------------------------------------------------------
            2,155  Grey Wolf Inc.(1)                                     15,257
--------------------------------------------------------------------------------
              400  National Oilwell Varco, Inc.(1)                       26,604
--------------------------------------------------------------------------------
           35,550  OAO TMK GDR(1)                                     1,048,725
--------------------------------------------------------------------------------
           51,142  Saipem SpA ORD                                     1,288,709
--------------------------------------------------------------------------------
           44,600  Schlumberger Ltd.                                  3,054,208
--------------------------------------------------------------------------------
           75,100  TETRA Technologies, Inc.(1)                        1,940,584
--------------------------------------------------------------------------------
                                                                     17,960,881
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.4%
--------------------------------------------------------------------------------
          594,714  Centros Comerciales
                   Sudamericanos SA ORD                               1,796,856
--------------------------------------------------------------------------------
           97,587  Kroger Co. (The)                                   2,094,217
--------------------------------------------------------------------------------
          195,787  Organizacion Soriana SA de
                   CV Cl B ORD                                        1,236,240
--------------------------------------------------------------------------------
           30,000  Safeway Inc.                                         924,300
--------------------------------------------------------------------------------
            2,270  Shinsegae Co. Ltd. ORD                             1,457,664
--------------------------------------------------------------------------------
          347,970  Tesco plc ORD                                      2,676,440
--------------------------------------------------------------------------------
          130,733  Wal-Mart Stores, Inc.(2)                           6,026,791
--------------------------------------------------------------------------------
          572,000  Wumart Stores Inc. Cl H
                   ORD                                                  505,905
--------------------------------------------------------------------------------
           67,063  X5 Retail Group N.V. GDR(1)                        1,743,638
--------------------------------------------------------------------------------
                                                                     18,462,051
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.5%
--------------------------------------------------------------------------------
           45,358  Campbell Soup Co.                                  1,726,779
--------------------------------------------------------------------------------
          916,000  China Yurun Food Group Ltd.
                   ORD                                                  847,837
--------------------------------------------------------------------------------
            4,200  CJ Corp. ORD                                         481,123
--------------------------------------------------------------------------------
           30,738  ConAgra Foods, Inc.                                  789,967
--------------------------------------------------------------------------------
           37,748  General Mills, Inc.                                2,112,001
--------------------------------------------------------------------------------
           19,100  Groupe Danone ORD                                  2,940,398
--------------------------------------------------------------------------------
          181,131  GRUMA SA de CV Cl B ORD                              618,885
--------------------------------------------------------------------------------
           38,900  H.J. Heinz Co.                                     1,729,105
--------------------------------------------------------------------------------
            6,400  Kellogg Co.                                          318,592
--------------------------------------------------------------------------------
           36,000  Kraft Foods Inc. Cl A                              1,261,800
--------------------------------------------------------------------------------
          216,000  Kuala Lumpur Kepong Bhd
                   ORD                                                  811,940
--------------------------------------------------------------------------------
            2,600  Nestle SA ORD                                        917,992
--------------------------------------------------------------------------------
          455,500  PT Astra Agro Lestari Tbk
                   ORD                                                  529,304
--------------------------------------------------------------------------------
           37,070  Royal Numico N.V. ORD                              1,911,938
--------------------------------------------------------------------------------
              131  Seaboard Corp.                                       219,818
--------------------------------------------------------------------------------
           67,100  Unilever N.V. New York
                   Shares                                             1,777,479
--------------------------------------------------------------------------------
          858,000  Xiwang Sugar Holdings Co.
                   Ltd. ORD                                             477,595
--------------------------------------------------------------------------------
                                                                     19,472,553
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
GAS UTILITIES(3)
--------------------------------------------------------------------------------
           13,000  WGL Holdings Inc.                             $      429,650
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
--------------------------------------------------------------------------------
           44,862  Baxter International, Inc.                         2,007,126
--------------------------------------------------------------------------------
           21,400  Beckman Coulter, Inc.                              1,270,090
--------------------------------------------------------------------------------
           90,037  Becton Dickinson & Co.(2)                          6,457,453
--------------------------------------------------------------------------------
           18,700  Cytyc Corp.(1)                                       490,314
--------------------------------------------------------------------------------
           12,300  DJO Inc.(1)                                          522,996
--------------------------------------------------------------------------------
            8,190  Essilor International SA Cie
                   Generale D'Optique ORD                               879,977
--------------------------------------------------------------------------------
           18,167  Hillenbrand Industries, Inc.                       1,051,143
--------------------------------------------------------------------------------
            4,700  Idexx Laboratories, Inc.(1)                          397,855
--------------------------------------------------------------------------------
           33,700  Medtronic, Inc.                                    1,756,781
--------------------------------------------------------------------------------
           17,200  Mentor Corp.                                         859,140
--------------------------------------------------------------------------------
           30,800  Symmetry Medical Inc.(1)                             418,572
--------------------------------------------------------------------------------
                                                                     16,111,447
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.4%
--------------------------------------------------------------------------------
           22,545  AMERIGROUP Corporation(1)                            770,814
--------------------------------------------------------------------------------
            7,467  AmerisourceBergen Corp.                              343,407
--------------------------------------------------------------------------------
           17,931  Cardinal Health, Inc.                              1,158,701
--------------------------------------------------------------------------------
           16,720  Fresenius Medical Care AG
                   ORD                                                2,244,611
--------------------------------------------------------------------------------
           26,400  Health Management
                   Associates, Inc. Cl A                                541,200
--------------------------------------------------------------------------------
           28,329  Humana Inc.(1)                                     1,532,599
--------------------------------------------------------------------------------
           46,900  Laboratory Corp. of America
                   Holdings(1)                                        3,320,519
--------------------------------------------------------------------------------
           58,652  McKesson Corp.                                     2,897,409
--------------------------------------------------------------------------------
           57,162  Medial Saude SA ORD(1)                               607,842
--------------------------------------------------------------------------------
            6,500  Quest Diagnostics Inc.                               345,605
--------------------------------------------------------------------------------
           36,110  UnitedHealth Group
                   Incorporated                                       1,772,279
--------------------------------------------------------------------------------
            7,500  Universal Health Services,
                   Inc. Cl B                                            414,075
--------------------------------------------------------------------------------
           12,600  VCA Antech Inc.(1)                                   406,224
--------------------------------------------------------------------------------
           40,705  WellCare Health Plans Inc.(1)                      2,628,322
--------------------------------------------------------------------------------
                                                                     18,983,607
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
--------------------------------------------------------------------------------
           21,540  Accor SA ORD                                       1,566,696
--------------------------------------------------------------------------------
           30,600  Brinker International, Inc.                        1,391,382
--------------------------------------------------------------------------------
           22,257  Chipotle Mexican Grill Inc.
                   Cl B(1)                                            1,205,217
--------------------------------------------------------------------------------
           14,471  Choice Hotels International
                   Inc.                                                 659,878
--------------------------------------------------------------------------------
           19,500  Darden Restaurants, Inc.                             782,925
--------------------------------------------------------------------------------
          245,000  FU JI Food and Catering
                   Services Holdings Ltd. ORD                           566,922
--------------------------------------------------------------------------------
           44,900  Hilton Hotels Corporation                          1,474,067
--------------------------------------------------------------------------------
           84,700  International Game
                   Technology                                         3,708,166
--------------------------------------------------------------------------------
            9,300  International Speedway Corp.                         482,019
--------------------------------------------------------------------------------
           65,400  Las Vegas Sands Corp.(1)                           5,988,023
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

           47,078  McDonald's Corporation                        $    1,975,864
--------------------------------------------------------------------------------
           19,800  OSI Restaurant Partners, Inc.                        774,180
--------------------------------------------------------------------------------
            1,488  Shreveport Gaming Holdings
                   Inc.(1)                                               26,457
--------------------------------------------------------------------------------
           17,400  Speedway Motorsports Inc.                            659,460
--------------------------------------------------------------------------------
           60,400  Starbucks Corporation(1)                           2,131,516
--------------------------------------------------------------------------------
              113  Trump Entertainment
                   Resorts, Inc.(1)                                       2,409
--------------------------------------------------------------------------------
                                                                     23,395,181
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.9%
--------------------------------------------------------------------------------
          159,740  Corporacion GEO SA de CV
                   Series B ORD(1)                                      692,070
--------------------------------------------------------------------------------
           57,613  Gafisa SA ORD(1)                                     839,412
--------------------------------------------------------------------------------
           26,840  Koninklijke Philips
                   Electronics N.V. ORD                                 998,852
--------------------------------------------------------------------------------
           21,300  Mohawk Industries Inc.(1)                          1,649,259
--------------------------------------------------------------------------------
          149,700  Newell Rubbermaid Inc.                             4,264,953
--------------------------------------------------------------------------------
          146,000  Sekisui Chemical Co. Ltd.
                   ORD                                                1,233,536
--------------------------------------------------------------------------------
           69,700  Tempur-Pedic International
                   Inc.(1)                                            1,469,276
--------------------------------------------------------------------------------
          116,775  Urbi Desarrollos Urbanos SA
                   de CV ORD(1)                                         368,139
--------------------------------------------------------------------------------
            3,800  Whirlpool Corp.                                      324,140
--------------------------------------------------------------------------------
                                                                     11,839,637
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
            2,900  Clorox Company                                       185,600
--------------------------------------------------------------------------------
           22,199  Colgate-Palmolive Co.                              1,444,045
--------------------------------------------------------------------------------
           28,100  Kimberly-Clark Corp.                               1,867,807
--------------------------------------------------------------------------------
           55,802  Reckitt Benckiser plc ORD                          2,481,440
--------------------------------------------------------------------------------
                                                                      5,978,892
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS
& ENERGY TRADERS -- 0.5%
--------------------------------------------------------------------------------
          102,569  AES Corp. (The)(1)                                 2,397,038
--------------------------------------------------------------------------------
          180,390  International Power plc ORD                        1,203,078
--------------------------------------------------------------------------------
           63,300  Tractebel Energia SA ORD                             478,117
--------------------------------------------------------------------------------
           56,177  TXU Corp.                                          3,223,997
--------------------------------------------------------------------------------
                                                                      7,302,230
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.8%
--------------------------------------------------------------------------------
           35,490  Barloworld Ltd. ORD                                  731,369
--------------------------------------------------------------------------------
          256,100  General Electric Co.                               9,035,209
--------------------------------------------------------------------------------
          107,000  Keppel Corp. Ltd. ORD                              1,208,843
--------------------------------------------------------------------------------
          105,130  McDermott International, Inc.(1)                   5,475,170
--------------------------------------------------------------------------------
           97,313  Murray & Roberts Holdings
                   Ltd. ORD                                             530,242
--------------------------------------------------------------------------------
           11,610  Siemens AG ORD                                     1,105,469
--------------------------------------------------------------------------------
           45,200  Textron Inc.                                       4,404,740
--------------------------------------------------------------------------------
           46,700  Tyco International Ltd.                            1,414,543
--------------------------------------------------------------------------------
                                                                     23,905,585
--------------------------------------------------------------------------------
INSURANCE -- 2.4%
--------------------------------------------------------------------------------
           26,300  Allstate Corp.                                     1,669,524
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
            6,200  Ambac Financial Group, Inc.                   $      530,968
--------------------------------------------------------------------------------
           25,580  American Financial Group,
                   Inc.                                               1,335,532
--------------------------------------------------------------------------------
           42,200  American International
                   Group, Inc.                                        2,967,504
--------------------------------------------------------------------------------
           37,668  Arch Capital Group Ltd.(1)                         2,516,222
--------------------------------------------------------------------------------
           72,647  AXA SA ORD                                         2,752,646
--------------------------------------------------------------------------------
           18,987  Axis Capital Holdings Limited                        649,925
--------------------------------------------------------------------------------
           47,788  Berkley (W.R.) Corp.                               1,675,925
--------------------------------------------------------------------------------
                7  Berkshire Hathaway Inc.
                   Cl A(1)                                              749,700
--------------------------------------------------------------------------------
           31,575  Chubb Corp.                                        1,634,322
--------------------------------------------------------------------------------
           39,028  Endurance Specialty
                   Holdings Ltd.                                      1,464,721
--------------------------------------------------------------------------------
           15,900  Genworth Financial Inc. Cl A                         521,520
--------------------------------------------------------------------------------
           21,600  Hartford Financial Services
                   Group Inc. (The)                                   1,852,416
--------------------------------------------------------------------------------
           15,379  HCC Insurance Holdings, Inc.                         464,292
--------------------------------------------------------------------------------
           62,100  LIG Non-Life Insurance Co.,
                   Ltd. ORD                                             965,198
--------------------------------------------------------------------------------
           24,800  Loews Corp.                                          990,016
--------------------------------------------------------------------------------
           41,900  Marsh & McLennan
                   Companies, Inc.                                    1,316,498
--------------------------------------------------------------------------------
            9,179  PartnerRe Ltd.                                       639,960
--------------------------------------------------------------------------------
            7,626  Philadelphia Consolidated
                   Holding Co.(1)                                       339,738
--------------------------------------------------------------------------------
           88,550  Prudential plc ORD                                 1,149,801
--------------------------------------------------------------------------------
           65,530  QBE Insurance Group
                   Limited ORD                                        1,339,189
--------------------------------------------------------------------------------
          641,140  Shin Kong Financial Holding
                   Co. Ltd. ORD                                         659,866
--------------------------------------------------------------------------------
           59,300  St. Paul Travelers
                   Companies, Inc. (The)                              3,072,334
--------------------------------------------------------------------------------
           12,000  Torchmark Corp.                                      758,640
--------------------------------------------------------------------------------
                                                                     32,016,457
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(3)
--------------------------------------------------------------------------------
            3,694  Priceline.com Inc.(1)                                145,876
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.6%
--------------------------------------------------------------------------------
           37,589  Akamai Technologies, Inc.(1)                       1,836,974
--------------------------------------------------------------------------------
           10,500  Google Inc. Cl A(1)                                5,091,660
--------------------------------------------------------------------------------
           40,684  RealNetworks Inc.(1)                                 467,866
--------------------------------------------------------------------------------
                                                                      7,396,500
--------------------------------------------------------------------------------
IT SERVICES -- 2.6%
--------------------------------------------------------------------------------
          127,559  Accenture Ltd. Cl A                                4,298,738
--------------------------------------------------------------------------------
           55,925  Acxiom Corp.                                       1,393,651
--------------------------------------------------------------------------------
           89,400  Alliance Data Systems Corp.(1)                     5,785,074
--------------------------------------------------------------------------------
           23,700  Cognizant Technology
                   Solutions Corporation Cl A(1)                      1,932,972
--------------------------------------------------------------------------------
            6,700  DST Systems, Inc.(1)                                 418,080
--------------------------------------------------------------------------------
           12,300  Fiserv, Inc.(1)                                      628,653
--------------------------------------------------------------------------------
           48,800  Gartner Inc.(1)                                      940,864
--------------------------------------------------------------------------------
           29,300  Infosys Technologies Ltd.
                   ORD                                                1,432,448
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

          120,782  International Business
                   Machines Corp.(2)                             $   11,102,282
--------------------------------------------------------------------------------
           97,602  Tata Consultancy Services
                   Ltd. ORD                                           2,608,227
--------------------------------------------------------------------------------
          182,400  Western Union Co. (The)(1)                         4,158,720
--------------------------------------------------------------------------------
           12,550  WNS Holdings Ltd. ADR(1)                             425,445
--------------------------------------------------------------------------------
                                                                     35,125,154
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           21,596  Hasbro, Inc.                                         577,693
--------------------------------------------------------------------------------
            6,603  Mattel, Inc.                                         144,936
--------------------------------------------------------------------------------
                                                                        722,629
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 0.9%
--------------------------------------------------------------------------------
           40,721  Applera Corporation -
                   Applied Biosystems Group                           1,483,873
--------------------------------------------------------------------------------
           23,100  Covance Inc.(1)                                    1,382,997
--------------------------------------------------------------------------------
           43,300  Pharmaceutical Product
                   Development, Inc.                                  1,367,847
--------------------------------------------------------------------------------
          168,800  Thermo Fisher Scientific Inc.(1)                   7,398,504
--------------------------------------------------------------------------------
                                                                     11,633,221
--------------------------------------------------------------------------------
MACHINERY -- 1.3%
--------------------------------------------------------------------------------
           64,900  AGCO Corp.(1)                                      2,026,827
--------------------------------------------------------------------------------
           23,217  Cummins Inc.                                       2,784,182
--------------------------------------------------------------------------------
            9,300  Deere & Co.                                          892,800
--------------------------------------------------------------------------------
           16,600  Dover Corp.                                          834,980
--------------------------------------------------------------------------------
            7,700  Fanuc Ltd. ORD                                       701,784
--------------------------------------------------------------------------------
           26,000  Ingersoll-Rand Company Cl A                        1,014,260
--------------------------------------------------------------------------------
           60,600  JTEKT Corp. ORD                                    1,225,036
--------------------------------------------------------------------------------
           24,800  Kone Oyj ORD                                       1,269,238
--------------------------------------------------------------------------------
           59,200  Lupatech SA ORD(1)                                   740,411
--------------------------------------------------------------------------------
            4,890  MAN AG ORD                                           466,388
--------------------------------------------------------------------------------
           30,800  Manitowoc Co., Inc. (The)                          1,855,392
--------------------------------------------------------------------------------
           20,650  Metso Oyj ORD                                        951,517
--------------------------------------------------------------------------------
            9,600  Parker-Hannifin Corp.                                801,408
--------------------------------------------------------------------------------
          142,700  PT United Tractors Tbk ORD                           100,427
--------------------------------------------------------------------------------
           16,800  Terex Corp.(1)                                       941,136
--------------------------------------------------------------------------------
           23,200  Trinity Industries, Inc.                             876,960
--------------------------------------------------------------------------------
                                                                     17,482,746
--------------------------------------------------------------------------------
MARINE -- 0.3%
--------------------------------------------------------------------------------
           26,185  American Commercial Lines
                   Inc.(1)                                            1,815,668
--------------------------------------------------------------------------------
        1,108,800  Thoresen Thai Agencies
                   Public Co. Ltd. ORD(1)                               872,645
--------------------------------------------------------------------------------
          836,000  U-Ming Marine Transport
                   Corp. ORD(1)                                       1,051,621
--------------------------------------------------------------------------------
                                                                      3,739,934
--------------------------------------------------------------------------------
MEDIA -- 0.9%
--------------------------------------------------------------------------------
          116,169  DIRECTV Group, Inc. (The)(1)                       2,642,846
--------------------------------------------------------------------------------
           23,600  Gannett Co., Inc.                                  1,404,672
--------------------------------------------------------------------------------
            1,389  Idearc Inc.(1)                                        38,253
--------------------------------------------------------------------------------
            7,957  John Wiley & Sons Inc. Cl A                          316,529
--------------------------------------------------------------------------------
           19,700  Lamar Advertising Co. Cl A(1)                      1,188,895
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            3,384  Omnicom Group Inc.                            $      345,709
--------------------------------------------------------------------------------
           46,820  Pearson plc ORD                                      690,786
--------------------------------------------------------------------------------
           91,650  Reuters Group plc ORD                                815,291
--------------------------------------------------------------------------------
          104,000  Time Warner Inc.                                   2,094,560
--------------------------------------------------------------------------------
            7,456  TVN SA ORD(1)                                        318,736
--------------------------------------------------------------------------------
           21,900  Viacom Inc. Cl B(1)                                  821,469
--------------------------------------------------------------------------------
           57,665  Walt Disney Co. (The)                              1,905,828
--------------------------------------------------------------------------------
                                                                     12,583,574
--------------------------------------------------------------------------------
METALS & MINING -- 1.6%
--------------------------------------------------------------------------------
           45,000  Allegheny Technologies Inc.                        4,034,249
--------------------------------------------------------------------------------
           23,632  Anglo American plc ORD                             1,097,819
--------------------------------------------------------------------------------
           95,024  BHP Billiton Ltd. ORD                              1,967,439
--------------------------------------------------------------------------------
          800,615  China Steel Corp. ORD                                811,626
--------------------------------------------------------------------------------
           32,686  Exxaro Resources Ltd. ORD                            252,309
--------------------------------------------------------------------------------
           18,025  Freeport-McMoRan Copper
                   & Gold, Inc. Cl B                                  1,133,232
--------------------------------------------------------------------------------
           40,781  JSW Steel Ltd. ORD                                   300,143
--------------------------------------------------------------------------------
           13,717  Kazakhmys plc ORD                                    313,348
--------------------------------------------------------------------------------
           32,686  Kumba Iron Ore Ltd. ORD(1)                           522,930
--------------------------------------------------------------------------------
            9,800  Newmont Mining Corporation                           459,718
--------------------------------------------------------------------------------
           33,900  Nucor Corp.                                        2,028,915
--------------------------------------------------------------------------------
           14,600  Oregon Steel Mills, Inc.(1)                          918,924
--------------------------------------------------------------------------------
           12,316  Phelps Dodge Corp.                                 1,514,868
--------------------------------------------------------------------------------
            4,235  POSCO ORD                                          1,330,128
--------------------------------------------------------------------------------
           21,710  Rio Tinto Ltd. ORD                                 1,271,550
--------------------------------------------------------------------------------
           39,552  Steel Dynamics Inc.                                1,286,231
--------------------------------------------------------------------------------
           39,202  Ternium SA ADR(1)                                    933,400
--------------------------------------------------------------------------------
           30,900  Titanium Metals Corp.(1)                             987,873
--------------------------------------------------------------------------------
            2,691  United States Steel Corp.                            201,260
--------------------------------------------------------------------------------
                                                                     21,365,962
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.4%
--------------------------------------------------------------------------------
           19,600  Ameren Corp.                                       1,072,316
--------------------------------------------------------------------------------
            8,400  Consolidated Edison, Inc.                            405,048
--------------------------------------------------------------------------------
            4,000  Dominion Resources Inc.                              322,960
--------------------------------------------------------------------------------
           26,600  NiSource Inc.                                        655,956
--------------------------------------------------------------------------------
            4,900  Puget Energy Inc.                                    121,716
--------------------------------------------------------------------------------
           27,470  Veolia Environnement ORD                           1,819,318
--------------------------------------------------------------------------------
            6,900  Wisconsin Energy Corp.                               322,782
--------------------------------------------------------------------------------
           34,300  XCEL Energy Inc.                                     787,528
--------------------------------------------------------------------------------
                                                                      5,507,624
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 2.1%
--------------------------------------------------------------------------------
          165,706  Big Lots Inc.(1)                                   3,696,901
--------------------------------------------------------------------------------
           57,000  Daiei Inc. (The) ORD(1)                            1,006,998
--------------------------------------------------------------------------------
          117,300  Dollar General Corp.                               1,822,842
--------------------------------------------------------------------------------
           37,139  Dollar Tree Stores Inc.(1)                         1,114,541
--------------------------------------------------------------------------------
           56,462  Federated Department
                   Stores, Inc.                                       2,376,486
--------------------------------------------------------------------------------
        1,110,000  Golden Eagle Retail Group
                   Ltd. ORD                                             810,505
--------------------------------------------------------------------------------
           20,900  J.C. Penney Co. Inc.                               1,616,406
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

           69,659  Kohl's Corp.(1)(2)                            $    4,848,266
--------------------------------------------------------------------------------
          263,443  La Polar SA ORD                                    1,244,452
--------------------------------------------------------------------------------
        5,200,000  Lojas Americanas SA ORD                              251,582
--------------------------------------------------------------------------------
          125,880  Lojas Renner SA ORD                                1,649,482
--------------------------------------------------------------------------------
          132,740  Marks & Spencer Group plc
                   ORD                                                1,782,313
--------------------------------------------------------------------------------
          347,000  Parkson Retail Group Ltd.
                   ORD                                                1,762,021
--------------------------------------------------------------------------------
            9,010  PPR SA ORD                                         1,375,131
--------------------------------------------------------------------------------
          553,762  Ripley Corp. SA ORD(1)                               630,210
--------------------------------------------------------------------------------
           24,600  Target Corp.                                       1,429,014
--------------------------------------------------------------------------------
                                                                     27,417,150
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.2%
--------------------------------------------------------------------------------
           29,200  Canon, Inc. ORD                                    1,543,812
--------------------------------------------------------------------------------
           53,024  Xerox Corp.(1)                                       874,896
--------------------------------------------------------------------------------
                                                                      2,418,708
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 4.9%
--------------------------------------------------------------------------------
            9,200  Anadarko Petroleum Corp.                             454,112
--------------------------------------------------------------------------------
            5,800  Apache Corp.                                         405,594
--------------------------------------------------------------------------------
          137,620  BG Group plc ORD                                   1,851,895
--------------------------------------------------------------------------------
           12,900  BP plc ADR                                           878,232
--------------------------------------------------------------------------------
           78,460  BP plc ORD                                           885,364
--------------------------------------------------------------------------------
          115,674  Chevron Corp.                                      8,365,544
--------------------------------------------------------------------------------
        1,264,000  China Petroleum & Chemical
                   Corp. Cl H ORD                                       999,325
--------------------------------------------------------------------------------
           37,200  ConocoPhillips                                     2,503,560
--------------------------------------------------------------------------------
            9,800  Devon Energy Corporation                             719,026
--------------------------------------------------------------------------------
           56,314  EnCana Corp.                                       2,940,154
--------------------------------------------------------------------------------
           39,410  ENI SpA ORD                                        1,290,689
--------------------------------------------------------------------------------
           35,200  Equitable Resources Inc.                           1,526,976
--------------------------------------------------------------------------------
          222,084  Exxon Mobil Corp.(2)                              17,058,271
--------------------------------------------------------------------------------
           47,850  GS Holdings Corp. ORD                              1,577,501
--------------------------------------------------------------------------------
           42,780  KazMunaiGas Exploration
                   Production GDR(1)                                    797,847
--------------------------------------------------------------------------------
           30,127  Marathon Oil Corp.                                 2,843,386
--------------------------------------------------------------------------------
            3,800  Murphy Oil Corp.                                     206,264
--------------------------------------------------------------------------------
            7,579  NovaTek OAO GDR                                      488,846
--------------------------------------------------------------------------------
           48,294  OAO Gazprom ADR                                    2,255,330
--------------------------------------------------------------------------------
           58,000  Occidental Petroleum Corp.                         2,919,720
--------------------------------------------------------------------------------
          968,000  PetroChina Co. Ltd. Cl H ORD                       1,231,956
--------------------------------------------------------------------------------
           21,730  Petroleo Brasileiro SA ADR                         2,045,880
--------------------------------------------------------------------------------
            6,819  Repsol YPF, SA ORD                                   244,826
--------------------------------------------------------------------------------
           46,700  Royal Dutch Shell plc ADR                          3,317,101
--------------------------------------------------------------------------------
           35,730  Statoil ASA ORD                                      992,419
--------------------------------------------------------------------------------
           12,864  Tesoro Corporation                                   906,269
--------------------------------------------------------------------------------
           39,340  Total SA ORD                                       2,791,005
--------------------------------------------------------------------------------
           22,807  Valero Energy Corp.                                1,255,981
--------------------------------------------------------------------------------
                                                                     63,753,073
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
        1,868,000  Chung Hwa Pulp Corp. ORD                           1,004,580
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           19,000  MeadWestvaco Corp.                            $      560,500
--------------------------------------------------------------------------------
          417,433  Nine Dragons Paper
                   Holdings Ltd. ORD                                    748,056
--------------------------------------------------------------------------------
          108,000  Sappi Ltd. ORD                                     1,743,089
--------------------------------------------------------------------------------
           28,100  Weyerhaeuser Co.                                   1,817,509
--------------------------------------------------------------------------------
                                                                      5,873,734
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
            1,816  Amorepacific Corp. ORD(1)                            986,426
--------------------------------------------------------------------------------
           16,355  Bare Escentuals Inc.(1)                              488,851
--------------------------------------------------------------------------------
          402,000  Beauty China Holdings Ltd.
                   ORD                                                  236,217
--------------------------------------------------------------------------------
            1,244  NBTY Inc.(1)                                          45,219
--------------------------------------------------------------------------------
                                                                      1,756,713
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.3%
--------------------------------------------------------------------------------
           55,664  Abbott Laboratories                                2,597,282
--------------------------------------------------------------------------------
            9,600  Allergan, Inc.                                     1,119,168
--------------------------------------------------------------------------------
           14,400  Astellas Pharma Inc. ORD                             629,467
--------------------------------------------------------------------------------
           20,668  Biovail Corp.                                        367,270
--------------------------------------------------------------------------------
           12,900  Bristol-Myers Squibb Co.                             320,307
--------------------------------------------------------------------------------
            7,100  Eli Lilly and Company                                380,489
--------------------------------------------------------------------------------
           57,150  GlaxoSmithKline plc ORD                            1,517,865
--------------------------------------------------------------------------------
           42,342  Johnson & Johnson                                  2,790,761
--------------------------------------------------------------------------------
          104,398  Merck & Co., Inc.                                  4,646,755
--------------------------------------------------------------------------------
           92,689  Novartis AG ORD                                    5,404,054
--------------------------------------------------------------------------------
           19,400  Novo Nordisk AS Cl B ORD                           1,498,143
--------------------------------------------------------------------------------
          145,675  Pfizer Inc.                                        4,004,606
--------------------------------------------------------------------------------
           35,836  Roche Holding AG ORD                               6,475,935
--------------------------------------------------------------------------------
          223,600  Schering-Plough Corp.                              4,921,436
--------------------------------------------------------------------------------
          136,700  Shire plc ORD                                      2,738,446
--------------------------------------------------------------------------------
           81,067  Teva Pharmaceutical
                   Industries Ltd. ADR                                2,599,008
--------------------------------------------------------------------------------
           26,200  Watson Pharmaceuticals, Inc.(1)                      672,554
--------------------------------------------------------------------------------
           32,400  Wyeth                                              1,564,272
--------------------------------------------------------------------------------
                                                                     44,247,818
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
--------------------------------------------------------------------------------
           15,500  Archstone-Smith Trust                                929,690
--------------------------------------------------------------------------------
           38,948  Sistema Hals GDR(1)                                  478,281
--------------------------------------------------------------------------------
                                                                      1,407,971
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
--------------------------------------------------------------------------------
           46,822  Globe Trade Centre SA ORD(1)                         664,705
--------------------------------------------------------------------------------
          334,000  Hung Poo Real Estate
                   Development Corp. ORD(1)                             411,371
--------------------------------------------------------------------------------
           10,200  Jones Lang LaSalle Inc.                              928,200
--------------------------------------------------------------------------------
           17,000  Leopalace21 Corp. ORD                                571,293
--------------------------------------------------------------------------------
        1,746,300  Robinsons Land Corp. ORD                             563,891
--------------------------------------------------------------------------------
           53,000  Sumitomo Realty &
                   Development Co. Ltd. ORD                           1,689,516
--------------------------------------------------------------------------------
           79,000  Tokyo Tatemono Co. Ltd. ORD                          849,000
--------------------------------------------------------------------------------
                                                                      5,677,976
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
           85,550  ALL - America Latina
                   Logistica SA ORD                              $      757,762
--------------------------------------------------------------------------------
              293  Burlington Northern Santa
                   Fe Corp.                                              22,022
--------------------------------------------------------------------------------
            1,520  Norfolk Southern Corp.                                74,860
--------------------------------------------------------------------------------
            2,032  Union Pacific Corp.                                  183,937
--------------------------------------------------------------------------------
                                                                      1,038,581
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.9%
--------------------------------------------------------------------------------
           33,868  Amkor Technology Inc.(1)                             346,131
--------------------------------------------------------------------------------
           14,000  Applied Materials, Inc.                              251,720
--------------------------------------------------------------------------------
           37,080  ASML Holding N.V. ORD(1)                             921,593
--------------------------------------------------------------------------------
           41,200  Broadcom Corp. Cl A(1)                             1,352,596
--------------------------------------------------------------------------------
           16,402  Freescale Semiconductor
                   Inc. Cl B(1)                                         654,932
--------------------------------------------------------------------------------
          347,600  Intel Corp.                                        7,421,261
--------------------------------------------------------------------------------
           18,087  Lam Research Corp.(1)                                951,376
--------------------------------------------------------------------------------
           60,600  MEMC Electronic Materials
                   Inc.(1)                                            2,411,880
--------------------------------------------------------------------------------
           63,341  Micron Technology, Inc.(1)                           924,779
--------------------------------------------------------------------------------
            6,461  Novellus Systems, Inc.(1)                            201,712
--------------------------------------------------------------------------------
           64,400  NVIDIA Corp.(1)                                    2,382,156
--------------------------------------------------------------------------------
           71,480  ON Semiconductor Corp.(1)                            460,331
--------------------------------------------------------------------------------
          664,000  Realtek Semiconductor Corp.
                   ORD                                                1,032,273
--------------------------------------------------------------------------------
            2,570  Samsung Electronics ORD                            1,763,644
--------------------------------------------------------------------------------
          107,800  STMicroelectronics N.V.
                   New York Shares                                    1,953,336
--------------------------------------------------------------------------------
           89,700  Xilinx, Inc.                                       2,403,960
--------------------------------------------------------------------------------
            1,180  Zoran Corp.(1)                                        17,594
--------------------------------------------------------------------------------
                                                                     25,451,274
--------------------------------------------------------------------------------
SOFTWARE -- 2.2%
--------------------------------------------------------------------------------
           23,000  BEA Systems Inc.(1)                                  316,710
--------------------------------------------------------------------------------
           31,177  BMC Software Inc.(1)                               1,015,123
--------------------------------------------------------------------------------
           42,400  Business Objects SA ADR(1)                         1,645,968
--------------------------------------------------------------------------------
            6,138  Cadence Design Systems Inc.(1)                       112,816
--------------------------------------------------------------------------------
            7,100  Cognos, Inc.(1)                                      290,461
--------------------------------------------------------------------------------
           23,800  Electronic Arts Inc.(1)                            1,329,230
--------------------------------------------------------------------------------
           44,000  Konami Corp. ORD                                   1,265,777
--------------------------------------------------------------------------------
           46,032  Macrovision Corp.(1)                               1,272,785
--------------------------------------------------------------------------------
           84,636  Mentor Graphics Corp.(1)                           1,431,195
--------------------------------------------------------------------------------
          118,344  Microsoft Corporation                              3,471,030
--------------------------------------------------------------------------------
           22,900  Nintendo Co., Ltd. ORD                             5,460,153
--------------------------------------------------------------------------------
          339,028  Oracle Corp.(1)                                    6,451,702
--------------------------------------------------------------------------------
           44,600  Parametric Technology Corp.(1)                       863,456
--------------------------------------------------------------------------------
            5,410  SAP AG ORD                                         1,131,452
--------------------------------------------------------------------------------
           61,300  Symantec Corp.(1)                                  1,299,560
--------------------------------------------------------------------------------
           42,500  THQ Inc.(1)                                        1,383,375
--------------------------------------------------------------------------------
           35,122  Totvs SA ORD(1)                                      820,217
--------------------------------------------------------------------------------
                                                                     29,561,010
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.3%
--------------------------------------------------------------------------------
           28,800  Abercrombie & Fitch Co.                       $    1,942,272
--------------------------------------------------------------------------------
           57,132  American Eagle Outfitters,
                   Inc.                                               2,581,224
--------------------------------------------------------------------------------
          223,704  Carphone Warehouse Group
                   plc ORD                                            1,189,604
--------------------------------------------------------------------------------
          110,000  Esprit Holdings Limited ORD                        1,140,464
--------------------------------------------------------------------------------
           80,359  GameStop Corp. Cl A(1)                             4,504,122
--------------------------------------------------------------------------------
          117,100  Gap, Inc. (The)                                    2,192,112
--------------------------------------------------------------------------------
           18,069  Group 1 Automotive, Inc.                             921,338
--------------------------------------------------------------------------------
           32,700  Home Depot, Inc. (The)                             1,241,619
--------------------------------------------------------------------------------
           35,680  Inditex SA ORD                                     1,809,048
--------------------------------------------------------------------------------
           77,700  Lowe's Companies, Inc.                             2,343,432
--------------------------------------------------------------------------------
          132,896  Office Depot, Inc.(1)                              5,031,443
--------------------------------------------------------------------------------
            7,049  OfficeMax Inc.                                       331,796
--------------------------------------------------------------------------------
           66,400  Rent-A-Center Inc.(1)                              1,815,376
--------------------------------------------------------------------------------
           85,700  TJX Companies, Inc. (The)                          2,349,894
--------------------------------------------------------------------------------
            9,430  Yamada Denki Co. Ltd. ORD                            893,673
--------------------------------------------------------------------------------
                                                                     30,287,417
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
--------------------------------------------------------------------------------
          174,491  Burberry Group plc ORD                             2,065,052
--------------------------------------------------------------------------------
           33,400  Coach Inc.(1)                                      1,443,214
--------------------------------------------------------------------------------
           37,940  Compagnie Financiere
                   Richemont AG Cl A ORD                              2,044,178
--------------------------------------------------------------------------------
           19,200  Liz Claiborne, Inc.                                  820,800
--------------------------------------------------------------------------------
           42,220  Luxottica Group SpA ORD                            1,280,915
--------------------------------------------------------------------------------
           20,400  Polo Ralph Lauren Corp.                            1,595,280
--------------------------------------------------------------------------------
           10,500  VF Corp.                                             823,095
--------------------------------------------------------------------------------
                                                                     10,072,534
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.9%
--------------------------------------------------------------------------------
           19,406  Corus Bankshares Inc.                                434,888
--------------------------------------------------------------------------------
            1,659  Downey Financial Corp.                               120,775
--------------------------------------------------------------------------------
           10,600  Fannie Mae                                           604,518
--------------------------------------------------------------------------------
           18,482  FirstFed Financial Corp.(1)                        1,201,700
--------------------------------------------------------------------------------
           74,258  Freddie Mac                                        4,987,167
--------------------------------------------------------------------------------
           15,000  Hypo Real Estate Holding
                   AG ORD                                               873,209
--------------------------------------------------------------------------------
           31,800  MGIC Investment Corp.                              1,843,128
--------------------------------------------------------------------------------
           52,095  Washington Mutual, Inc.                            2,275,510
--------------------------------------------------------------------------------
                                                                     12,340,895
--------------------------------------------------------------------------------
TOBACCO -- 0.1%
--------------------------------------------------------------------------------
           19,600  Altria Group Inc.                                  1,650,516
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS(3)
--------------------------------------------------------------------------------
            6,200  Grainger (W.W.), Inc.                                448,632
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.3%
--------------------------------------------------------------------------------
           90,205  Cintra Concesiones de
                   Infraestructuras de
                   Transporte SA ORD                                  1,509,387
--------------------------------------------------------------------------------
           44,674  Grupo Aeroportuario del
                   Pacifico SA de CV ADR                              1,764,176
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------

           92,287  Santos-Brasil SA ORD(1)                       $    1,003,120
--------------------------------------------------------------------------------
                                                                      4,276,683
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 3.4%
--------------------------------------------------------------------------------
          170,890  America Movil SA de CV
                   Series L ADR                                       7,599,478
--------------------------------------------------------------------------------
          160,800  American Tower Corp. Cl A(1)                       6,089,496
--------------------------------------------------------------------------------
          171,500  China Mobile Ltd. ORD                              1,441,871
--------------------------------------------------------------------------------
              130  KDDI Corp. ORD                                       869,250
--------------------------------------------------------------------------------
          100,824  Leap Wireless International,
                   Inc.(1)                                            5,721,762
--------------------------------------------------------------------------------
           32,900  Millicom International
                   Cellular SA(1)                                     1,883,854
--------------------------------------------------------------------------------
          170,036  NII Holdings, Inc. Cl B(1)(2)                     11,040,438
--------------------------------------------------------------------------------
           26,749  Philippine Long Distance
                   Telephone ADR                                      1,313,643
--------------------------------------------------------------------------------
          144,770  Reliance Communication
                   Ventures Ltd. ORD(1)                               1,392,681
--------------------------------------------------------------------------------
           14,800  Rogers Communications Inc.
                   Cl B ORD                                             907,268
--------------------------------------------------------------------------------
          198,922  SBA Communications Corp.
                   Cl A(1)                                            5,643,417
--------------------------------------------------------------------------------
           55,000  Sprint Nextel Corp.                                1,073,050
--------------------------------------------------------------------------------
                                                                     44,976,208
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $809,564,942)                                               1,005,613,328
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.2%

COMMERCIAL BANKS(3)
--------------------------------------------------------------------------------
           10,000  Banco Itau Holding
                   Financeira SA ORD                                    333,950
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.1%
--------------------------------------------------------------------------------
        7,860,000  Companhia de Gas de Sao
                   Paulo Cl A ORD                                     1,185,144
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           19,702  Aracruz Celulose SA ADR                            1,199,064
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $2,307,019)                                                     2,718,158
--------------------------------------------------------------------------------
CORPORATE BONDS -- 6.6%

AEROSPACE & DEFENSE -- 0.2%
--------------------------------------------------------------------------------
      $   450,000  DRS Technologies, Inc.,
                   7.625%, 2/1/18                                       465,750
--------------------------------------------------------------------------------
          250,000  Honeywell International Inc.,
                   5.70%, 3/15/36                                       258,882
--------------------------------------------------------------------------------
          325,000  L-3 Communications Corp.,
                   6.125%, 7/15/13                                      323,375
--------------------------------------------------------------------------------
          150,000  L-3 Communications Corp.,
                   6.375%, 10/15/15                                     149,625
--------------------------------------------------------------------------------
           37,000  Lockheed Martin Corp.,
                   6.19%, 9/1/36 (Acquired
                   8/30/06, Cost $37,260)(4)                             40,469
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   440,000  United Technologies Corp.,
                   4.375%, 5/1/10                                $      432,838
--------------------------------------------------------------------------------
          420,000  United Technologies Corp.,
                   6.05%, 6/1/36                                        462,032
--------------------------------------------------------------------------------
                                                                      2,132,971
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
          490,000  Diageo Capital plc, 5.875%,
                   9/30/36                                              498,635
--------------------------------------------------------------------------------
          250,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03 -
                   1/6/04, Cost $251,108)(4)                            246,245
--------------------------------------------------------------------------------
          580,000  SABMiller plc, 6.20%, 7/1/11
                   (Acquired 6/27/06, Cost
                   $579,588)(4)                                         600,329
--------------------------------------------------------------------------------
                                                                      1,345,209
--------------------------------------------------------------------------------
BIOTECHNOLOGY(3)
--------------------------------------------------------------------------------
          360,000  Genentech, Inc., 4.75%,
                   7/15/15                                              350,677
--------------------------------------------------------------------------------
BUILDING PRODUCTS(3)
--------------------------------------------------------------------------------
          375,000  Nortek Inc., 8.50%, 9/1/14                           363,750
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.2%
--------------------------------------------------------------------------------
          460,000  Lehman Brothers Holdings
                   Inc., 5.00%, 1/14/11                                 459,964
--------------------------------------------------------------------------------
          260,000  Merrill Lynch & Co., Inc.,
                   4.25%, 2/8/10                                        254,104
--------------------------------------------------------------------------------
          570,000  Merrill Lynch & Co., Inc.,
                   4.79%, 8/4/10                                        565,100
--------------------------------------------------------------------------------
          485,000  Merrill Lynch & Co., Inc.,
                   6.05%, 5/16/16                                       510,286
--------------------------------------------------------------------------------
          200,000  Morgan Stanley, 4.00%,
                   1/15/10                                              194,277
--------------------------------------------------------------------------------
          150,000  Morgan Stanley, 4.25%,
                   5/15/10                                              145,886
--------------------------------------------------------------------------------
          210,000  Morgan Stanley, 5.05%,
                   1/21/11                                              210,326
--------------------------------------------------------------------------------
                                                                      2,339,943
--------------------------------------------------------------------------------
CHEMICALS -- 0.1%
--------------------------------------------------------------------------------
           37,000  Dow Chemical Co. (The),
                   7.375%, 11/1/29                                       44,359
--------------------------------------------------------------------------------
          450,000  Hexion US Finance Corp./
                   Hexion Nova Scotia Finance
                   ULC, 9.75%, 11/15/14
                   (Acquired 10/27/06, Cost
                   $450,000)(4)                                         458,999
--------------------------------------------------------------------------------
          152,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      155,040
--------------------------------------------------------------------------------
           69,000  IMC Global Inc., 10.875%,
                   6/1/08                                                74,779
--------------------------------------------------------------------------------
          265,000  Lyondell Chemical Co.,
                   9.50%, 12/15/08                                      272,288
--------------------------------------------------------------------------------
          200,000  Lyondell Chemical Co.,
                   8.25%, 9/15/16                                       209,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   300,000  Nell AF SARL, 8.375%,
                   8/15/15 (Acquired 8/4/05,
                   Cost $300,000)(4)                             $      308,625
--------------------------------------------------------------------------------
                                                                      1,523,090
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.2%
--------------------------------------------------------------------------------
           37,000  Abbey National plc, 7.95%,
                   10/26/29                                              48,046
--------------------------------------------------------------------------------
          410,000  Capital One Financial Corp.,
                   5.70%, 9/15/11                                       419,340
--------------------------------------------------------------------------------
          330,000  PNC Bank N.A., 4.875%,
                   9/21/17                                              319,693
--------------------------------------------------------------------------------
          305,000  PNC Funding Corp., 5.125%,
                   12/14/10                                             306,090
--------------------------------------------------------------------------------
          350,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                              340,520
--------------------------------------------------------------------------------
          530,000  Wachovia Bank N.A., 4.875%,
                   2/1/15                                               516,402
--------------------------------------------------------------------------------
          440,000  Wachovia Corp., 5.625%,
                   10/15/16                                             449,368
--------------------------------------------------------------------------------
          390,000  Wells Fargo & Co., 4.625%,
                   8/9/10                                               386,040
--------------------------------------------------------------------------------
                                                                      2,785,499
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          450,000  Allied Waste North America,
                   Inc., 6.375%, 4/15/11                                447,750
--------------------------------------------------------------------------------
          650,000  Cenveo Corp., 7.875%,
                   12/1/13                                              624,000
--------------------------------------------------------------------------------
          550,000  Corrections Corp. of America,
                   6.25%, 3/15/13                                       544,500
--------------------------------------------------------------------------------
          260,000  Waste Management, Inc.,
                   7.00%, 7/15/28                                       288,369
--------------------------------------------------------------------------------
                                                                      1,904,619
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.1%
--------------------------------------------------------------------------------
          375,000  Lucent Technologies Inc.,
                   6.45%, 3/15/29                                       339,375
--------------------------------------------------------------------------------
          575,000  Nordic Telephone Co.
                   Holdings ApS, 8.875%,
                   5/1/16 (Acquired 5/5/06,
                   Cost $600,156)(4)                                    610,938
--------------------------------------------------------------------------------
                                                                        950,313
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS(3)
--------------------------------------------------------------------------------
          500,000  Xerox Corp., 6.875%,
                   8/15/11                                              531,000
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS(3)
--------------------------------------------------------------------------------
          300,000  ACIH Inc., VRN, 0.00%,
                   12/15/07 (Acquired
                   12/21/04, Cost $215,373)(4)(5)                       193,500
--------------------------------------------------------------------------------
CONSUMER FINANCE(3)
--------------------------------------------------------------------------------
          235,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                231,913
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
          550,000  Ball Corp., 6.875%, 12/15/12                         562,375
--------------------------------------------------------------------------------
          250,000  Graham Packaging Co. Inc.,
                   8.50%, 10/15/12                                      248,750
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   350,000  Graham Packaging Co. Inc.,
                   9.875%, 10/15/14                              $      348,250
--------------------------------------------------------------------------------
                                                                      1,159,375
--------------------------------------------------------------------------------
DISTRIBUTORS(3)
--------------------------------------------------------------------------------
          375,000  Amscan Holdings Inc.,
                   8.75%, 5/1/14                                        361,875
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.5%
--------------------------------------------------------------------------------
        6,000,000  Dow Jones CDX N.A. High
                   Yield Secured Note, 8.375%,
                   12/29/11 (Acquired 9/27/06,
                   Cost $5,999,550)(4)                                6,157,500
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
--------------------------------------------------------------------------------
          775,000  Bank of America Corp.,
                   4.375%, 12/1/10                                      759,434
--------------------------------------------------------------------------------
          340,000  Bank of America N.A.,
                   6.00%, 10/15/36                                      361,401
--------------------------------------------------------------------------------
          675,000  Citigroup Inc., 5.00%,
                   9/15/14                                              668,295
--------------------------------------------------------------------------------
          260,000  Citigroup Inc., 6.125%,
                   8/25/36                                              280,222
--------------------------------------------------------------------------------
          300,000  Ford Motor Credit Co.,
                   6.625%, 6/16/08                                      298,433
--------------------------------------------------------------------------------
          450,000  Ford Motor Credit Co.,
                   7.375%, 10/28/09                                     449,536
--------------------------------------------------------------------------------
          325,000  Ford Motor Credit Co.,
                   7.25%, 10/25/11                                      317,797
--------------------------------------------------------------------------------
          260,000  General Electric Capital
                   Corp., 6.125%, 2/22/11                               271,466
--------------------------------------------------------------------------------
          750,000  General Motors Acceptance
                   Corp., 6.875%, 9/15/11                               772,957
--------------------------------------------------------------------------------
          300,000  General Motors Acceptance
                   Corp., 6.75%, 12/1/14                                308,099
--------------------------------------------------------------------------------
          350,000  General Motors Acceptance
                   Corp., 8.00%, 11/1/31                                393,422
--------------------------------------------------------------------------------
          475,000  HSBC Finance Corp.,
                   4.75%, 4/15/10                                       470,680
--------------------------------------------------------------------------------
          250,000  HSBC Finance Corp.,
                   4.625%, 9/15/10                                      246,742
--------------------------------------------------------------------------------
          390,000  John Deere Capital Corp.,
                   4.50%, 8/25/08                                       386,259
--------------------------------------------------------------------------------
          350,000  JPMorgan Chase & Co.,
                   6.75%, 2/1/11                                        371,798
--------------------------------------------------------------------------------
                                                                      6,356,541
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
--------------------------------------------------------------------------------
          562,000  AT&T Corp., 7.30%, 11/15/11                          616,027
--------------------------------------------------------------------------------
          330,000  AT&T Inc., 6.80%, 5/15/36                            362,073
--------------------------------------------------------------------------------
           37,000  BellSouth Corp., 6.875%,
                   10/15/31                                              40,461
--------------------------------------------------------------------------------
          350,000  Citizens Communications
                   Co., 6.25%, 1/15/13                                  344,313
--------------------------------------------------------------------------------
          200,000  Embarq Corp., 7.08%,
                   6/1/16                                               207,501
--------------------------------------------------------------------------------
          150,000  Intelsat Bermuda Ltd.,
                   9.25%, 6/15/16 (Acquired
                   6/19/06, Cost $150,000)(4)                           161,250
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   500,000  Intelsat Subsidiary Holding
                   Co. Ltd., 8.25%, 1/15/13                      $      511,875
--------------------------------------------------------------------------------
          250,000  Intelsat Subsidiary Holding
                   Co. Ltd., 8.625%, 1/15/15                            260,938
--------------------------------------------------------------------------------
          400,000  Level 3 Financing Inc.,
                   9.25%, 11/1/14 (Acquired
                   10/25/06, Cost $400,000)(4)                          406,500
--------------------------------------------------------------------------------
          775,000  Qwest Communications
                   International Inc., 7.50%,
                   2/15/14                                              802,124
--------------------------------------------------------------------------------
          475,000  Qwest Corp., 7.875%, 9/1/11                          509,438
--------------------------------------------------------------------------------
          170,000  Sprint Capital Corp., 6.875%,
                   11/15/28                                             177,470
--------------------------------------------------------------------------------
          470,000  Telecom Italia Capital SA,
                   4.00%, 1/15/10                                       450,949
--------------------------------------------------------------------------------
                                                                      4,850,919
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          380,000  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                        377,815
--------------------------------------------------------------------------------
          340,000  Carolina Power & Light Co.,
                   5.25%, 12/15/15                                      341,328
--------------------------------------------------------------------------------
          485,000  CenterPoint Energy
                   Resources Corp., 6.50%,
                   2/1/08                                               490,821
--------------------------------------------------------------------------------
          232,000  FirstEnergy Corp., 7.375%,
                   11/15/31                                             274,476
--------------------------------------------------------------------------------
          210,000  Florida Power Corp., 4.50%,
                   6/1/10                                               205,847
--------------------------------------------------------------------------------
          300,000  MSW Energy Holdings LLC/
                   MSW Energy Finance Co.,
                   Inc., 8.50%, 9/1/10                                  313,500
--------------------------------------------------------------------------------
          310,000  Southern California Edison
                   Co., 5.625%, 2/1/36                                  313,045
--------------------------------------------------------------------------------
          160,000  Toledo Edison Co., 6.15%,
                   5/15/37                                              163,649
--------------------------------------------------------------------------------
                                                                      2,480,481
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
--------------------------------------------------------------------------------
          250,000  Celestica Inc., 7.625%,
                   7/1/13                                               248,750
--------------------------------------------------------------------------------
          500,000  Flextronics International Ltd.,
                   6.50%, 5/15/13                                       497,500
--------------------------------------------------------------------------------
                                                                        746,250
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          400,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                                     418,000
--------------------------------------------------------------------------------
          250,000  Universal Compression Inc.,
                   7.25%, 5/15/10                                       251,250
--------------------------------------------------------------------------------
                                                                        669,250
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.1%
--------------------------------------------------------------------------------
          450,000  Ingles Markets, Inc., 8.875%,
                   12/1/11                                              471,375
--------------------------------------------------------------------------------
          600,000  SUPERVALU INC., 7.50%,
                   11/15/14                                             618,806
--------------------------------------------------------------------------------
          360,000  Wal-Mart Stores, Inc.,
                   4.125%, 7/1/10                                       351,196
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    37,000  Wal-Mart Stores, Inc.,
                   7.55%, 2/15/30                                $       46,326
--------------------------------------------------------------------------------
          435,000  Wal-Mart Stores, Inc.,
                   5.25%, 9/1/35                                        415,423
--------------------------------------------------------------------------------
                                                                      1,903,126
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          650,000  Cadbury Schweppes U.S.
                   Finance LLC, 3.875%,
                   10/1/08 (Acquired 6/14/05 -
                   10/17/06, Cost $634,882)(4)                          634,758
--------------------------------------------------------------------------------
           37,000  Kellogg Co., 7.45%, 4/1/31                            45,829
--------------------------------------------------------------------------------
           37,000  Kraft Foods Inc., 6.50%,
                   11/1/31                                               41,361
--------------------------------------------------------------------------------
                                                                        721,948
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          350,000  Baxter Finco BV, 4.75%,
                   10/15/10                                             346,543
--------------------------------------------------------------------------------
          250,000  Boston Scientific Corp.,
                   6.40%, 6/15/16                                       256,897
--------------------------------------------------------------------------------
          575,000  Universal Hospital Services
                   Inc., 10.125%, 11/1/11                               615,250
--------------------------------------------------------------------------------
                                                                      1,218,690
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          350,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13                                      366,625
--------------------------------------------------------------------------------
          375,000  HCA Inc., 9.25%, 11/15/16
                   (Acquired 11/9/06, Cost
                   $387,656)(4)                                         393,281
--------------------------------------------------------------------------------
          375,000  HealthSouth Corp., 10.75%,
                   6/15/16 (Acquired 6/9/06,
                   Cost $369,394)(4)                                    401,250
--------------------------------------------------------------------------------
          400,000  Laboratory Corp. of America
                   Holdings, 5.625%, 12/15/15                           400,833
--------------------------------------------------------------------------------
          125,000  Omnicare Inc., 6.875%,
                   12/15/15                                             122,813
--------------------------------------------------------------------------------
                                                                      1,684,802
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.4%
--------------------------------------------------------------------------------
          187,790  Eldorado Casino Shreveport,
                   10.00%, 8/1/12                                       179,339
--------------------------------------------------------------------------------
          500,000  Herbst Gaming Inc., 8.125%,
                   6/1/12                                               512,500
--------------------------------------------------------------------------------
          500,000  Majestic Star Casino LLC/
                   Majestic Star Casino Capital
                   Corp., 9.50%, 10/15/10                               518,750
--------------------------------------------------------------------------------
           69,000  Mandalay Resort Group,
                   9.375%, 2/15/10                                       73,658
--------------------------------------------------------------------------------
          500,000  MGM Mirage, 8.50%,
                   9/15/10                                              536,249
--------------------------------------------------------------------------------
          400,000  MGM Mirage, 6.75%, 9/1/12                            397,000
--------------------------------------------------------------------------------
          300,000  Penn National Gaming, Inc.,
                   6.875%, 12/1/11                                      307,500
--------------------------------------------------------------------------------
          390,000  Royal Caribbean Cruises
                   Ltd., 7.00%, 6/15/13                                 403,200
--------------------------------------------------------------------------------
          350,000  Royal Caribbean Cruises
                   Ltd., 6.875%, 12/1/13                                359,990
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   225,000  Six Flags Inc., 8.875%,
                   2/1/10                                        $      217,969
--------------------------------------------------------------------------------
          400,000  Six Flags Inc., 9.75%,
                   4/15/13                                              371,500
--------------------------------------------------------------------------------
          500,000  Trump Entertainment
                   Resorts, Inc., 8.50%, 6/1/15                         498,750
--------------------------------------------------------------------------------
          500,000  Wynn Las Vegas LLC,
                   6.625%, 12/1/14                                      495,000
--------------------------------------------------------------------------------
                                                                      4,871,405
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.2%
--------------------------------------------------------------------------------
          400,000  Beazer Homes USA Inc.,
                   8.125%, 6/15/16                                      417,000
--------------------------------------------------------------------------------
          550,000  D.R. Horton, Inc., 7.875%,
                   8/15/11                                              595,894
--------------------------------------------------------------------------------
          100,000  KB Home, 9.50%, 2/15/11                              103,375
--------------------------------------------------------------------------------
          500,000  KB Home, 6.375%, 8/15/11                             497,742
--------------------------------------------------------------------------------
          425,000  Sealy Mattress Co., 8.25%,
                   6/15/14                                              443,594
--------------------------------------------------------------------------------
          225,000  Standard Pacific Corp.,
                   9.25%, 4/15/12                                       229,500
--------------------------------------------------------------------------------
                                                                      2,287,105
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.1%
--------------------------------------------------------------------------------
          525,000  AES Corp. (The), 8.875%,
                   2/15/11                                              568,969
--------------------------------------------------------------------------------
          500,000  AES Corp. (The), 8.75%,
                   5/15/13 (Acquired 5/14/04,
                   Cost $510,000)(4)                                    537,500
--------------------------------------------------------------------------------
          600,000  NRG Energy Inc., 7.375%,
                   2/1/16                                               601,500
--------------------------------------------------------------------------------
                                                                      1,707,969
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.1%
--------------------------------------------------------------------------------
        1,100,000  General Electric Co., 5.00%,
                   2/1/13                                             1,100,868
--------------------------------------------------------------------------------
INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          350,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $349,314)(4)                                         345,383
--------------------------------------------------------------------------------
           37,000  AXA SA, 8.60%, 12/15/30                               49,356
--------------------------------------------------------------------------------
          200,000  Genworth Financial Inc.,
                   4.95%, 10/1/15                                       196,366
--------------------------------------------------------------------------------
          210,000  Prudential Financial, Inc.,
                   5.40%, 6/13/35                                       204,194
--------------------------------------------------------------------------------
                                                                        795,299
--------------------------------------------------------------------------------
IT SERVICES -- 0.1%
--------------------------------------------------------------------------------
          400,000  SunGard Data Systems Inc.,
                   9.125%, 8/15/13                                      421,500
--------------------------------------------------------------------------------
          325,000  SunGard Data Systems Inc.,
                   10.25%, 8/15/15                                      346,125
--------------------------------------------------------------------------------
                                                                        767,625
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES(3)
--------------------------------------------------------------------------------
          425,000  Fisher Scientific International
                   Inc., 6.75%, 8/15/14                                 438,598
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MACHINERY(3)
--------------------------------------------------------------------------------
      $   200,000  Rental Service Corp., 9.50%,
                   12/1/14 (Acquired 11/17/06,
                   Cost $204,500)(4)                             $      203,500
--------------------------------------------------------------------------------
           51,000  Terex Corp., 7.375%,
                   1/15/14                                               52,020
--------------------------------------------------------------------------------
                                                                        255,520
--------------------------------------------------------------------------------
MEDIA -- 0.7%
--------------------------------------------------------------------------------
          400,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12                                       395,000
--------------------------------------------------------------------------------
          325,000  Cadmus Communications
                   Corp., 8.375%, 6/15/14                               318,500
--------------------------------------------------------------------------------
          248,000  CCH I, LLC/CCH I Capital
                   Corp., 11.00%, 10/1/15                               244,280
--------------------------------------------------------------------------------
          475,000  CCH II, LLC/CCH II Capital
                   Corp., 10.25%, 9/15/10                               498,750
--------------------------------------------------------------------------------
          625,000  Cinemark Inc., VRN, 0.00%,
                   3/15/09(5)                                           515,625
--------------------------------------------------------------------------------
          650,000  Comcast Corp., 5.90%,
                   3/15/16                                              663,188
--------------------------------------------------------------------------------
          610,000  Cox Communications, Inc.,
                   7.125%, 10/1/12                                      659,383
--------------------------------------------------------------------------------
          350,000  CSC Holdings, Inc., 8.125%,
                   8/15/09                                              363,563
--------------------------------------------------------------------------------
          250,000  CSC Holdings, Inc., 7.25%,
                   4/15/12 (Acquired 8/5/04,
                   Cost $241,250)(4)                                    246,875
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., 8.00%,
                   11/15/13                                             512,500
--------------------------------------------------------------------------------
          500,000  DirecTV Holdings LLC/
                   DirecTV Financing Co., Inc.,
                   8.375%, 3/15/13                                      521,875
--------------------------------------------------------------------------------
          500,000  Echostar DBS Corp.,
                   6.375%, 10/1/11                                      498,750
--------------------------------------------------------------------------------
          300,000  Idearc Inc., 8.00%, 11/15/16
                   (Acquired 11/1/06, Cost
                   $300,000)(4)                                         306,375
--------------------------------------------------------------------------------
          400,000  Knight-Ridder, Inc., 7.125%,
                   6/1/11                                               419,476
--------------------------------------------------------------------------------
          225,000  Mediacom LLC, 9.50%,
                   1/15/13                                              232,313
--------------------------------------------------------------------------------
          350,000  MediaNews Group, Inc.,
                   6.875%, 10/1/13                                      325,063
--------------------------------------------------------------------------------
          100,000  News America Holdings,
                   7.75%, 1/20/24                                       114,842
--------------------------------------------------------------------------------
          600,000  Primedia Inc., 8.875%,
                   5/15/11                                              593,999
--------------------------------------------------------------------------------
          400,000  Primedia Inc., 8.00%,
                   5/15/13                                              376,000
--------------------------------------------------------------------------------
          450,000  R.H. Donnelley Corp.,
                   8.875%, 1/15/16                                      474,750
--------------------------------------------------------------------------------
          170,000  Time Warner Inc., 5.50%,
                   11/15/11                                             171,485
--------------------------------------------------------------------------------
           37,000  Time Warner Inc., 7.625%,
                   4/15/31                                               42,521
--------------------------------------------------------------------------------
           90,000  Time Warner Inc., 6.50%,
                   11/15/36                                              92,210
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   300,000  Walt Disney Company,
                   5.50%, 12/29/06                               $      300,063
--------------------------------------------------------------------------------
                                                                      8,887,386
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
          210,000  Alcan Inc., 4.50%, 5/15/13                           200,326
--------------------------------------------------------------------------------
          350,000  IPSCO Inc., 8.75%, 6/1/13                            375,375
--------------------------------------------------------------------------------
          260,000  Reliance Steel & Aluminum
                   Co., 6.20%, 11/15/16
                   (Acquired 11/15/06, Cost
                   $259,277)(4)                                         263,361
--------------------------------------------------------------------------------
          300,000  Vale Overseas Ltd., 6.25%,
                   1/23/17                                              304,087
--------------------------------------------------------------------------------
          410,000  Xstrata Finance Canada Ltd.,
                   5.50%, 11/16/11 (Acquired
                   11/8/06 - 11/17/06, Cost
                   $410,316)(4)                                         413,404
--------------------------------------------------------------------------------
          170,000  Xstrata Finance Canada Ltd.,
                   5.80%, 11/15/16 (Acquired
                   11/8/06, Cost $169,580)(4)                           171,978
--------------------------------------------------------------------------------
                                                                      1,728,531
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.1%
--------------------------------------------------------------------------------
          250,000  CMS Energy Corp., 7.50%,
                   1/15/09                                              259,375
--------------------------------------------------------------------------------
          390,000  Consolidated Edison Co. of
                   New York, 5.50%, 9/15/16                             397,798
--------------------------------------------------------------------------------
          300,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      296,204
--------------------------------------------------------------------------------
          200,000  Dominion Resources Inc.,
                   4.75%, 12/15/10                                      197,291
--------------------------------------------------------------------------------
          170,000  Dominion Resources Inc.,
                   5.60%, 11/15/16                                      171,866
--------------------------------------------------------------------------------
          110,000  Nisource Finance Corp.,
                   5.25%, 9/15/17                                       104,968
--------------------------------------------------------------------------------
          255,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        266,663
--------------------------------------------------------------------------------
                                                                      1,694,165
--------------------------------------------------------------------------------
MULTILINE RETAIL(3)
--------------------------------------------------------------------------------
          150,000  May Department Stores Co.
                   (The), 3.95%, 7/15/07                                148,424
--------------------------------------------------------------------------------
           37,000  Target Corp., 7.00%, 7/15/31                          44,483
--------------------------------------------------------------------------------
                                                                        192,907
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.5%
--------------------------------------------------------------------------------
          270,000  Anadarko Petroleum Corp.,
                   5.95%, 9/15/16                                       277,528
--------------------------------------------------------------------------------
          160,000  Anadarko Petroleum Corp.,
                   6.45%, 9/15/36                                       170,035
--------------------------------------------------------------------------------
          125,000  Chesapeake Energy Corp.,
                   7.625%, 7/15/13                                      130,938
--------------------------------------------------------------------------------
          450,000  Chesapeake Energy Corp.,
                   7.50%, 6/15/14                                       466,875
--------------------------------------------------------------------------------
           37,000  Conoco Inc., 6.95%, 4/15/29                           43,506
--------------------------------------------------------------------------------
          197,000  Devon Financing Corp. ULC,
                   7.875%, 9/30/31                                      245,387
--------------------------------------------------------------------------------
          525,000  El Paso Corp., 7.875%,
                   6/15/12                                              553,875
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   300,000  El Paso Corp., 7.80%,
                   8/1/31                                        $      319,500
--------------------------------------------------------------------------------
          650,000  Enterprise Products
                   Operating L.P., 4.95%,
                   6/1/10                                               642,124
--------------------------------------------------------------------------------
          230,000  Enterprise Products
                   Operating L.P., 6.65%,
                   10/15/34                                             240,951
--------------------------------------------------------------------------------
          550,000  Forest Oil Corp., 7.75%,
                   5/1/14                                               558,250
--------------------------------------------------------------------------------
          389,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                                 410,881
--------------------------------------------------------------------------------
          525,000  Massey Energy Co., 6.625%,
                   11/15/10                                             530,250
--------------------------------------------------------------------------------
          125,000  Massey Energy Co., 6.875%,
                   12/15/13                                             116,875
--------------------------------------------------------------------------------
          300,000  Pacific Energy Partners L.P./
                   Pacific Energy Finance Corp.,
                   7.125%, 6/15/14                                      312,000
--------------------------------------------------------------------------------
          550,000  Premcor Refining Group Inc.
                   (The), 6.125%, 5/1/11                                564,802
--------------------------------------------------------------------------------
          225,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      231,188
--------------------------------------------------------------------------------
          400,000  Sabine Pass LNG, L.P.,
                   7.50%, 11/30/16 (Acquired
                   11/1/06, Cost $400,000)(4)                           401,500
--------------------------------------------------------------------------------
          300,000  Williams Companies, Inc.
                   (The), 8.125%, 3/15/12                               324,000
--------------------------------------------------------------------------------
          310,000  XTO Energy Inc., 5.30%,
                   6/30/15                                              305,069
--------------------------------------------------------------------------------
          260,000  XTO Energy Inc., 6.10%,
                   4/1/36                                               263,721
--------------------------------------------------------------------------------
                                                                      7,109,255
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          300,000  Abitibi-Consolidated Inc.,
                   6.95%, 4/1/08                                        298,500
--------------------------------------------------------------------------------
          450,000  Boise Cascade LLC, 7.125%,
                   10/15/14                                             434,250
--------------------------------------------------------------------------------
          475,000  Georgia-Pacific Corp.,
                   7.70%, 6/15/15                                       489,250
--------------------------------------------------------------------------------
           51,000  Jefferson Smurfit Corp.,
                   8.25%, 10/1/12                                        49,343
--------------------------------------------------------------------------------
          320,000  Norske Skog Canada Ltd.,
                   7.375%, 3/1/14                                       301,600
--------------------------------------------------------------------------------
                                                                      1,572,943
--------------------------------------------------------------------------------
PHARMACEUTICALS(3)
--------------------------------------------------------------------------------
          410,000  Abbott Laboratories, 5.875%,
                   5/15/16                                              430,901
--------------------------------------------------------------------------------
          100,000  Schering-Plough Corp.,
                   5.55%, 12/1/13                                       101,882
--------------------------------------------------------------------------------
                                                                        532,783
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
--------------------------------------------------------------------------------
          550,000  Host Marriott L.P., 7.00%,
                   8/15/12                                              561,000
--------------------------------------------------------------------------------
          430,000  ProLogis, 5.625%, 11/15/16                           434,287
--------------------------------------------------------------------------------
                                                                        995,287
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
      $   410,000  Burlington Northern Santa
                   Fe Corp., 6.20%, 8/15/36                      $      439,454
--------------------------------------------------------------------------------
          350,000  Hertz Corp., 8.875%, 1/1/14
                   (Acquired 12/15/05, Cost
                   $357,875)(4)                                         364,875
--------------------------------------------------------------------------------
          375,000  Hertz Corp., 10.50%, 1/1/16
                   (Acquired 12/15/05 -
                   1/27/06, Cost $389,906)(4)                           410,625
--------------------------------------------------------------------------------
          192,000  Norfolk Southern Corp.,
                   5.64%, 5/17/29                                       192,489
--------------------------------------------------------------------------------
                                                                      1,407,443
--------------------------------------------------------------------------------
SOFTWARE(3)
--------------------------------------------------------------------------------
          500,000  Oracle Corp., 5.00%, 1/15/11                         499,698
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.2%
--------------------------------------------------------------------------------
          680,000  Asbury Automotive Group
                   Inc., 9.00%, 6/15/12                                 708,900
--------------------------------------------------------------------------------
          375,000  Asbury Automotive Group
                   Inc., 8.00%, 3/15/14                                 379,688
--------------------------------------------------------------------------------
          485,000  Couche-Tard U.S. L.P./
                   Couche-Tard Finance Corp.,
                   7.50%, 12/15/13                                      498,338
--------------------------------------------------------------------------------
          750,000  GSC Holdings Corp., 8.00%,
                   10/1/12                                              785,624
--------------------------------------------------------------------------------
          275,000  Toys "R" Us, Inc., 7.375%,
                   10/15/18                                             213,469
--------------------------------------------------------------------------------
          225,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      238,219
--------------------------------------------------------------------------------
                                                                      2,824,238
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
--------------------------------------------------------------------------------
          800,000  Perry Ellis International, Inc.,
                   8.875%, 9/15/13                                      806,000
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
          850,000  Ashtead Capital Inc., 9.00%,
                   8/15/16 (Acquired 8/1/06 -
                   10/5/06, Cost $876,000)(4)                           913,750
--------------------------------------------------------------------------------
          550,000  United Rentals North
                   America, Inc., 6.50%,
                   2/15/12                                              541,750
--------------------------------------------------------------------------------
          176,000  United Rentals North
                   America, Inc., 7.75%,
                   11/15/13                                             176,880
--------------------------------------------------------------------------------
                                                                      1,632,380
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
          150,000  Dobson Communications
                   Corp., 8.875%, 10/1/13                               151,875
--------------------------------------------------------------------------------
          710,000  Nextel Communications Inc.,
                   5.95%, 3/15/14                                       698,591
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15                                       516,755
--------------------------------------------------------------------------------
          300,000  Nextel Partners Inc.,
                   8.125%, 7/1/11                                       313,500
--------------------------------------------------------------------------------
          300,000  Rogers Wireless Inc., 7.25%,
                   12/15/12                                             317,250
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   350,000  Rogers Wireless Inc., 7.50%,
                   3/15/15                                       $      376,688
--------------------------------------------------------------------------------
          325,000  Rural Cellular Corp., 9.75%,
                   1/15/10                                              334,750
--------------------------------------------------------------------------------
          400,000  Rural Cellular Corp., 9.875%,
                   2/1/10                                               425,000
--------------------------------------------------------------------------------
          100,000  Syniverse Technologies Inc.,
                   7.75%, 8/15/13                                        97,750
--------------------------------------------------------------------------------
                                                                      3,232,159
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $87,123,671)                                                   88,302,805
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(6) -- 5.3%

            3,552  FHLMC, 6.50%, 12/1/12                                  3,632
--------------------------------------------------------------------------------
           38,470  FHLMC, 7.00%, 6/1/14                                  39,545
--------------------------------------------------------------------------------
        1,036,001  FHLMC, 4.50%, 1/1/19                               1,010,328
--------------------------------------------------------------------------------
          813,877  FHLMC, 5.00%, 1/1/21                                 806,274
--------------------------------------------------------------------------------
        1,960,588  FHLMC, 5.00%, 4/1/21                               1,942,274
--------------------------------------------------------------------------------
            8,097  FHLMC, 7.00%, 8/1/29                                   8,369
--------------------------------------------------------------------------------
           52,031  FHLMC, 8.00%, 7/1/30                                  54,794
--------------------------------------------------------------------------------
          444,104  FHLMC, 5.50%, 12/1/33                                443,771
--------------------------------------------------------------------------------
       26,235,500  FNMA, 5.50%, settlement
                   date 1/11/07(7)                                   26,137,116
--------------------------------------------------------------------------------
       14,768,837  FNMA, 6.00%, settlement
                   date 1/11/07(7)                                   14,925,756
--------------------------------------------------------------------------------
        7,337,356  FNMA, 6.50%, settlement
                   date 1/11/07(7)                                    7,486,392
--------------------------------------------------------------------------------
           12,399  FNMA, 6.50%, 4/1/12                                   12,689
--------------------------------------------------------------------------------
           85,344  FNMA, 6.00%, 4/1/14                                   86,948
--------------------------------------------------------------------------------
           39,987  FNMA, 7.50%, 6/1/15                                   41,450
--------------------------------------------------------------------------------
          271,768  FNMA, 5.50%, 12/1/16                                 274,083
--------------------------------------------------------------------------------
          721,228  FNMA, 4.50%, 5/1/19                                  703,090
--------------------------------------------------------------------------------
          655,277  FNMA, 4.50%, 5/1/19                                  638,797
--------------------------------------------------------------------------------
          469,202  FNMA, 5.00%, 9/1/20                                  465,135
--------------------------------------------------------------------------------
            2,486  FNMA, 7.00%, 6/1/26                                    2,573
--------------------------------------------------------------------------------
           22,505  FNMA, 7.50%, 3/1/27                                   23,547
--------------------------------------------------------------------------------
            8,635  FNMA, 7.00%, 1/1/29                                    8,935
--------------------------------------------------------------------------------
           59,223  FNMA, 6.50%, 4/1/29                                   60,891
--------------------------------------------------------------------------------
           54,442  FNMA, 6.50%, 8/1/29                                   55,974
--------------------------------------------------------------------------------
           89,959  FNMA, 6.50%, 12/1/29                                  92,492
--------------------------------------------------------------------------------
           27,582  FNMA, 7.00%, 3/1/30                                   28,503
--------------------------------------------------------------------------------
            3,214  FNMA, 7.00%, 5/1/30                                    3,317
--------------------------------------------------------------------------------
           13,940  FNMA, 8.00%, 7/1/30                                   14,734
--------------------------------------------------------------------------------
           14,415  FNMA, 7.50%, 9/1/30                                   15,042
--------------------------------------------------------------------------------
           64,245  FNMA, 7.00%, 9/1/31                                   66,265
--------------------------------------------------------------------------------
           38,614  FNMA, 6.50%, 1/1/32                                   39,647
--------------------------------------------------------------------------------
          226,670  FNMA, 7.00%, 6/1/32                                  233,660
--------------------------------------------------------------------------------
           62,047  FNMA, 6.50%, 8/1/32                                   63,707
--------------------------------------------------------------------------------
          409,739  FNMA, 6.50%, 11/1/32                                 420,197
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   381,694  FNMA, 5.50%, 6/1/33                           $      381,255
--------------------------------------------------------------------------------
        4,696,093  FNMA, 5.50%, 7/1/33                                4,690,683
--------------------------------------------------------------------------------
          235,990  FNMA, 5.50%, 8/1/33                                  235,718
--------------------------------------------------------------------------------
        3,246,686  FNMA, 5.00%, 11/1/33                               3,180,658
--------------------------------------------------------------------------------
        3,093,149  FNMA, 5.50%, 1/1/34                                3,089,586
--------------------------------------------------------------------------------
        2,632,661  FNMA, 5.00%, 2/1/36                                2,573,558
--------------------------------------------------------------------------------
            3,240  GNMA, 7.50%, 10/15/25                                  3,387
--------------------------------------------------------------------------------
           48,092  GNMA, 6.00%, 3/15/26                                  49,002
--------------------------------------------------------------------------------
           13,158  GNMA, 7.00%, 12/15/27                                 13,632
--------------------------------------------------------------------------------
           13,263  GNMA, 6.50%, 2/15/28                                  13,700
--------------------------------------------------------------------------------
           21,615  GNMA, 6.50%, 3/15/28                                  22,327
--------------------------------------------------------------------------------
           19,498  GNMA, 7.00%, 8/15/29                                  20,183
--------------------------------------------------------------------------------
            4,042  GNMA, 7.50%, 5/15/30                                   4,219
--------------------------------------------------------------------------------
           87,921  GNMA, 7.00%, 5/15/31                                  91,000
--------------------------------------------------------------------------------
          331,564  GNMA, 5.50%, 11/15/32                                332,751
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $70,750,028)                                                   70,911,586
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 3.0%

        1,000,000  U.S. Treasury Bonds,
                   8.125%, 8/15/21                                    1,367,813
--------------------------------------------------------------------------------
        2,925,000  U.S. Treasury Bonds,
                   7.125%, 2/15/23                                    3,738,287
--------------------------------------------------------------------------------
          400,000  U.S. Treasury Bonds,
                   6.125%, 11/15/27                                     478,282
--------------------------------------------------------------------------------
          822,000  U.S. Treasury Bonds,
                   6.25%, 5/15/30                                     1,012,088
--------------------------------------------------------------------------------
        3,578,575  U.S. Treasury Inflation
                   Indexed Notes, 2.00%,
                   1/15/16                                            3,531,188
--------------------------------------------------------------------------------
        9,850,000  U.S. Treasury Notes,
                   5.125%, 6/30/11(2)                                10,125,495
--------------------------------------------------------------------------------
       16,772,000  U.S. Treasury Notes,
                   4.625%, 10/31/11(2)                               16,904,347
--------------------------------------------------------------------------------
        3,000,000  U.S. Treasury Notes,
                   4.875%, 8/15/16                                    3,095,274
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $39,713,304)                                                   40,252,774
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(6) -- 2.7%

        4,687,632  Banc of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.65%,
                   12/1/06                                               99,279
--------------------------------------------------------------------------------
        1,200,000  Banc of America Commercial
                   Mortgage Inc., Series 2004-2,
                   Class A3 SEQ, 4.05%,
                   11/10/38                                           1,160,360
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   721,245  Bank of America Large Loan,
                   Series 2005 MIB1, Class A1,
                   VRN, 5.47%, 12/15/06,
                   resets monthly off the
                   1-month LIBOR plus 0.15%
                   with no caps (Acquired
                   11/18/05, Cost $721,245)(4)                   $      721,683
--------------------------------------------------------------------------------
        1,625,000  Bear Stearns Commercial
                   Mortgage Securities, Series
                   2006 BBA7, Class A1, VRN,
                   5.43%, 12/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.11% with no
                   caps (Acquired 6/5/06,
                   Cost $1,625,000)(4)                                1,625,980
--------------------------------------------------------------------------------
        8,377,891  Bear Stearns Commercial
                   Mortgage Securities
                   STRIPS - COUPON, Series
                   2004 T16, Class X2, VRN,
                   0.77%, 12/1/06                                       269,785
--------------------------------------------------------------------------------
        3,782,666  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.00%,
                   12/1/06                                              100,487
--------------------------------------------------------------------------------
          347,102  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 F10A, Class A1,
                   VRN, 5.42%, 12/15/06,
                   resets monthly off the
                   1-month LIBOR plus 0.10%
                   with no caps (Acquired
                   3/18/05, Cost $347,102)(4)                           347,327
--------------------------------------------------------------------------------
          934,091  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 FL11, Class A1,
                   VRN, 5.47%, 12/15/06,
                   resets monthly off the
                   1-month LIBOR plus 0.15%
                   with no caps (Acquired
                   11/18/05, Cost $934,091)(4)                          934,767
--------------------------------------------------------------------------------
        1,970,614  FHLMC, Series 2541,
                   Class EA, 5.00%, 3/1/16                            1,962,903
--------------------------------------------------------------------------------
        2,000,000  FHLMC, Series 2567,
                   Class OD, 5.00%, 8/15/15                           1,992,884
--------------------------------------------------------------------------------
        1,367,092  FHLMC, Series 2900,
                   Class PA, 4.50%, 3/15/14                           1,356,101
--------------------------------------------------------------------------------
          864,752  FHLMC, Series 2937,
                   Class KA, 4.50%, 12/15/14                            857,748
--------------------------------------------------------------------------------
          288,625  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 5.72%,
                   12/25/06, resets monthly
                   off the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                            290,170
--------------------------------------------------------------------------------
          448,000  FNMA, Series 2003-92,
                   Class PD, 4.50%, 3/25/17                             439,108
--------------------------------------------------------------------------------
        1,650,000  GMAC Commercial Mortgage
                   Securities, Inc., Series
                   2005 C1, Class A2 SEQ,
                   4.47%, 5/10/43                                     1,627,049
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,635,000  Greenwich Capital
                   Commercial Funding Corp.,
                   Series 2005 GG5, Class A5,
                   5.22%, 4/10/37                                $    3,665,053
--------------------------------------------------------------------------------
        2,500,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2004 C4, Class A2, VRN,
                   4.57%, 12/11/06                                    2,476,848
--------------------------------------------------------------------------------
        1,550,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C2, Class A2 SEQ,
                   4.82%, 4/15/30                                     1,542,949
--------------------------------------------------------------------------------
        1,400,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C3, Class A3 SEQ,
                   4.65%, 7/30/30                                     1,379,521
--------------------------------------------------------------------------------
        2,315,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C3, Class A5 SEQ,
                   4.74%, 7/15/30                                     2,258,791
--------------------------------------------------------------------------------
        1,675,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2006 C1, Class A4 SEQ,
                   5.16%, 2/15/31                                     1,680,655
--------------------------------------------------------------------------------
          144,371  Lehman Brothers Floating
                   Rate Commercial Mortgage
                   Trust, Series 2005 LLFA,
                   Class A1, VRN, 5.42%,
                   12/15/06, resets monthly
                   off the 1-month LIBOR plus
                   0.10% with no caps
                   (Acquired 7/25/05, Cost
                   $144,371)(4)                                         144,459
--------------------------------------------------------------------------------
        1,203,048  Lehman Brothers Floating
                   Rate Commercial Mortgage
                   Trust, Series 2006 LLFA,
                   Class A1, VRN, 5.40%,
                   12/15/06, resets monthly
                   off the 1-month LIBOR plus
                   0.08% with no caps
                   (Acquired 8/7/06, Cost
                   $1,203,048)(4)                                     1,203,770
--------------------------------------------------------------------------------
           31,455  MASTR Alternative Loans
                   Trust, Series 2003-8,
                   Class 4A1, 7.00%, 12/25/33                            31,620
--------------------------------------------------------------------------------
        1,070,000  Merrill Lynch Floating Trust,
                   Series 2006-1, Class A1,
                   VRN, 5.39%, 12/15/06,
                   resets monthly off the
                   1-month LIBOR plus 0.07%
                   with no caps (Acquired
                   10/31/06, Cost $1,070,000)(4)                      1,070,000
--------------------------------------------------------------------------------
        1,350,000  Morgan Stanley Capital I,
                   Series 2004 HQ3, Class A2
                   SEQ, 4.05%, 1/13/41                                1,317,101
--------------------------------------------------------------------------------
          801,972  Morgan Stanley Capital I,
                   Series 2006 XLF, Class A1,
                   VRN, 5.41%, 12/15/06,
                   resets monthly off the
                   1-month LIBOR plus 0.09%
                   with no caps (Acquired
                   7/28/06, Cost $801,972)(4)                           802,501
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $    938,851  Thornburg Mortgage
                   Securities Trust, Series
                   2006-5, Class A1, VRN,
                   5.44%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.12% with
                   no caps                                       $      937,604
--------------------------------------------------------------------------------
        3,040,000  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2006 C23, Class A4, 5.42%,
                   1/15/45(2)                                         3,102,487
--------------------------------------------------------------------------------
          675,000  Washington Mutual, Inc.,
                   Series 2005 AR4, Class A3,
                   4.59%, 4/25/35                                       664,949
--------------------------------------------------------------------------------
           54,495  Washington Mutual, Inc.,
                   Series 2005 AR11,
                   Class A1C1, VRN, 5.52%,
                   12/25/06, resets monthly
                   off the 1-month LIBOR plus
                   0.20% with a cap of 10.50%                            54,538
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $35,939,413)                                                   36,118,477
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(6) -- 2.0%

            2,259  ABSC Net Interest Margin,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $2,253)(4)                               2,259
--------------------------------------------------------------------------------
          791,565  Accredited Mortgage Loan
                   Trust, Series 2006-1,
                   Class A1, VRN, 5.38%,
                   12/25/06, resets monthly
                   off the 1-month LIBOR plus
                   0.06% with no caps                                   792,125
--------------------------------------------------------------------------------
        1,219,006  Accredited Mortgage Loan
                   Trust, Series 2006-2,
                   Class A1, VRN, 5.36%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.04% with no caps                                 1,219,822
--------------------------------------------------------------------------------
          258,315  Ameriquest Mortgage
                   Securities Inc., Series
                   2006 R1, Class A2A, VRN,
                   5.40%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.08% with
                   no caps                                              258,512
--------------------------------------------------------------------------------
               67  AQ Finance Net Interest
                   Margin, Series 2004 RN5,
                   Class A, 5.19%, 6/29/34
                   (Acquired 6/24/04, Cost
                   $67)(4)                                                   66
--------------------------------------------------------------------------------
          774,361  Argent Securities Inc., Series
                   2006 M3, Class A2A, VRN,
                   5.37%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.05% with
                   no caps                                              774,827
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,457,691  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN,
                   5.38%, 12/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with
                   no caps                                       $    1,459,290
--------------------------------------------------------------------------------
        1,307,713  Centex Home Equity, Series
                   2006 A, Class AV1, VRN,
                   5.37%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.05% with
                   no caps                                            1,308,502
--------------------------------------------------------------------------------
          643,255  CNH Equipment Trust,
                   Series 2004 A, Class A3A,
                   VRN, 5.39%, 12/15/06,
                   resets monthly off the
                   1-month LIBOR plus
                   0.07% with no caps                                   643,774
--------------------------------------------------------------------------------
          139,528  Countrywide Asset-Backed
                   Certificates, Series 2005-8,
                   Class 2A1, VRN, 5.45%,
                   12/25/06, resets monthly
                   off the 1-month LIBOR plus
                   0.13% with no caps                                   139,622
--------------------------------------------------------------------------------
          654,406  Countrywide Asset-Backed
                   Certificates, Series
                   2006 BC2, Class 2A1, VRN,
                   5.36%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.04% with
                   no caps                                              654,844
--------------------------------------------------------------------------------
          975,283  Countrywide Asset-Backed
                   Certificates, Series 2006-6,
                   Class 2A1, VRN, 5.39%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.07% with no caps                                   975,919
--------------------------------------------------------------------------------
        3,600,000  Countrywide Asset-Backed
                   Certificates, Series 2006-22,
                   Class 2A1, VRN, 5.37%,
                   12/25/06, resets monthly
                   off the 1-month LIBOR plus
                   0.05% with no caps                                 3,599,237
--------------------------------------------------------------------------------
          497,920  Credit-Based Asset Servicing
                   and Securitization, Series
                   2006 CB3, Class AV1, VRN,
                   5.38%, 12/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with
                   no caps                                              498,247
--------------------------------------------------------------------------------
        1,349,168  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2006 FF11, Class 2A1,
                   VRN, 5.36%, 12/25/06,
                   resets monthly off the
                   1-month LIBOR plus 0.04%
                   with no caps                                       1,349,872
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,472,257  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2006 FF12, Class A2,
                   VRN, 5.36%, 12/26/06,
                   resets monthly off the
                   1-month LIBOR plus 0.04%
                   with no caps                                  $    1,473,033
--------------------------------------------------------------------------------
          542,233  IndyMac Residential Asset
                   Backed Trust, Series 2006 B,
                   Class 2A1, VRN, 5.38%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.06% with no caps                                   542,641
--------------------------------------------------------------------------------
          536,188  Long Beach Mortgage Loan
                   Trust, Series 2006-2,
                   Class 2A1, VRN, 5.39%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.07% with no caps                                   536,575
--------------------------------------------------------------------------------
        1,518,278  Long Beach Mortgage Loan
                   Trust, Series 2006-6,
                   Class 2A1, VRN, 5.36%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.04% with no caps                                 1,519,296
--------------------------------------------------------------------------------
           69,516  Nomura Home Equity Loan,
                   Inc., Series 2006 HE1,
                   Class A1, VRN, 5.40%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.08% with no caps                                    69,572
--------------------------------------------------------------------------------
          121,416  Nomura Home Equity Loan,
                   Inc., Series 2006 HE2,
                   Class A1, VRN, 5.38%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.06% with no caps                                   121,497
--------------------------------------------------------------------------------
        1,204,091  NovaStar Home Equity Loan,
                   Series 2005-4, Class A2A,
                   VRN, 5.41%, 12/26/06,
                   resets monthly off the
                   1-month LIBOR plus 0.09%
                   with a cap of 11.00%                               1,204,938
--------------------------------------------------------------------------------
          120,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            116,986
--------------------------------------------------------------------------------
          900,000  SLC Student Loan Trust,
                   Series 2006-2, Class A1,
                   VRN, 5.37%, 12/15/06,
                   resets quarterly off the
                   3-month LIBOR minus
                   0.02% with no caps                                   900,000
--------------------------------------------------------------------------------
          175,338  SLM Student Loan Trust,
                   Series 2006-2, Class A1,
                   VRN, 5.35%, 1/25/07,
                   resets quarterly off the
                   3-month LIBOR minus
                   0.03% with no caps                                   175,444
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   920,000  SLM Student Loan Trust,
                   Series 2006-5, Class A2,
                   VRN, 5.37%, 1/25/07,
                   resets quarterly off the
                   3-month LIBOR minus
                   0.01% with no caps                            $      920,543
--------------------------------------------------------------------------------
          800,000  SLM Student Loan Trust,
                   Series 2006-7, Class A1,
                   VRN, 5.34%, 1/25/07,
                   resets quarterly off the
                   3-month LIBOR minus
                   0.04% with no caps                                   800,196
--------------------------------------------------------------------------------
        2,900,000  SLM Student Loan Trust,
                   Series 2006-10, Class A2,
                   VRN, 5.39%, 12/25/06,
                   resets quarterly off the
                   3-month LIBOR plus
                   0.01% with no caps                                 2,900,000
--------------------------------------------------------------------------------
        1,082,103  Soundview Home Equity
                   Loan Trust, Series 2006-3,
                   Class A1, VRN, 5.36%,
                   12/26/06, resets monthly
                   off the 1-month LIBOR plus
                   0.04% with no caps                                 1,082,839
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $26,031,909)                                                   26,040,478
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 1.9%

        1,250,000  FHLB, 5.05%, 1/29/07                               1,249,441
--------------------------------------------------------------------------------
        1,800,000  FHLB, 4.625%, 2/1/08                               1,793,754
--------------------------------------------------------------------------------
        3,265,000  FHLB, 5.125%, 9/29/10                              3,309,786
--------------------------------------------------------------------------------
        2,600,000  FHLMC, 6.625%, 9/15/09                             2,729,914
--------------------------------------------------------------------------------
        1,600,000  FHLMC, 5.50%, 3/28/16                              1,628,034
--------------------------------------------------------------------------------
        5,600,000  FHLMC, 5.30%, 5/12/20                              5,465,498
--------------------------------------------------------------------------------
        4,500,000  FNMA, 4.75%, 8/3/07                                4,488,755
--------------------------------------------------------------------------------
        4,950,000  FNMA, 5.80%, 2/9/26                                4,998,050
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $25,452,784)                                                   25,663,232
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS
& AGENCIES -- 1.0%

           48,000  Bundesschatzanweisungen,
                   3.25%, 6/13/08                                     6,319,166
--------------------------------------------------------------------------------
           37,000  Hydro Quebec, 8.40%,
                   1/15/22                                               49,116
--------------------------------------------------------------------------------
        4,327,063  KfW, VRN, 0.23%, 2/8/07,
                   resets quarterly off the
                   3-month JPY LIBOR minus
                   0.22% with no caps                                 5,791,589
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   400,000  Province of Quebec, 5.00%,
                   7/17/09                                       $      401,358
--------------------------------------------------------------------------------
          430,000  Republic of Italy, 4.00%,
                   6/16/08                                              424,000
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS
& AGENCIES
(Cost $12,820,322)                                                   12,985,229
--------------------------------------------------------------------------------
COMMERCIAL PAPER(8) -- 0.7%

        1,500,000  Chariot Funding LLC, 5.25%,
                   12/5/06 (Acquired 11/8/06,
                   Cost $1,494,094)(4)                                1,499,110
--------------------------------------------------------------------------------
        1,000,000  Dexia Delaware LLC, 5.19%,
                   2/6/07                                               990,248
--------------------------------------------------------------------------------
        1,500,000  Govco Incorporated, 5.25%,
                   12/4/06 (Acquired 11/8/06,
                   Cost $1,494,313)(4)                                1,499,337
--------------------------------------------------------------------------------
        1,000,000  ING (U.S.) Funding LLC,
                   5.24%, 2/26/07                                       987,337
--------------------------------------------------------------------------------
        2,500,000  IXIS, 5.25%, 12/14/06
                   (Acquired 10/5/06 -
                   11/8/06, Cost $2,481,936)(4)                       2,495,268
--------------------------------------------------------------------------------
        1,500,000  Thunder Bay Funding LLC,
                   5.26%, 12/1/06 (Acquired
                   11/8/06, Cost $1,494,959)(4)                       1,500,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $8,971,420)                                                     8,971,300
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.5%

        2,500,000  Commonwealth of
                   Massachusetts Rev., 5.50%,
                   1/1/34 (FGIC)                                      3,104,750
--------------------------------------------------------------------------------
          300,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                        296,391
--------------------------------------------------------------------------------
          340,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   5.31%, 12/6/06 (LOC:
                   Keybank N.A.)                                        340,000
--------------------------------------------------------------------------------
        2,600,000  Sacramento City Financing
                   Auth. Rev., Series 2006 E,
                   (Master Lease Program
                   Facilities), 5.25%, 12/1/30
                   (Ambac)(9)                                         3,100,708
--------------------------------------------------------------------------------
          400,000  Utah Housing Corp. Rev.,
                   Series 2004 B, (Tanglewood),
                   VRDN, 5.37%, 12/6/06
                   (LOC: Citibank N.A.)                                 400,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $6,937,975)                                                     7,241,849
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

                                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 3.5%

Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Treasury
obligations, 4.25% - 5.01%, 12/28/06 -
1/15/11, valued at $47,957,716), in a joint
trading account at 5.24%, dated 11/30/06,
due 12/1/06 (Delivery value $47,006,841)(2)
(Cost $47,000,000)                                               $   47,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.9%
(Cost $1,172,612,787)                                             1,371,819,216
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (2.9)%                                               (38,856,626)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,332,962,590
================================================================================

FUTURES CONTRACTS

                                Expiration      Underlying Face      Unrealized
    Contracts Purchased            Date         Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
    182  U.S. Treasury
         2-Year Notes           March 2007         $37,310,000         $ 79,226
--------------------------------------------------------------------------------
    408  U.S. Treasury
         5-Year Notes           March 2007          43,311,750          241,332
--------------------------------------------------------------------------------
                                                   $80,621,750         $320,558
                                                ================================

                                Expiration      Underlying Face      Unrealized
      Contracts Sold               Date         Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
     50  U.S. Long Bond         March 2007         $ 5,718,750        $ (43,893)
--------------------------------------------------------------------------------
    347  U.S. Treasury
         10-Year Notes          March 2007          37,888,063         (296,273)
--------------------------------------------------------------------------------
                                                   $43,606,813        $(340,166)
                                                ================================

SWAP AGREEMENTS

                                                                                              Unrealized
Notional Amount               Description of Agreement                      Expiration Date   Gain (Loss)
---------------------------------------------------------------------------------------------------------
CREDIT DEFAULT
---------------------------------------------------------------------------------------------------------
   $5,000,000     Pay quarterly a fixed rate equal to 0.40% multiplied by      June 2011       $(21,891)
                  the notional amount and receive from Barclays Capital,
                  Inc. upon each default event of one of the issues of
                  Dow Jones CDX N.A. Investment Grade 6, par value of
                  the proportional notional amount.
---------------------------------------------------------------------------------------------------------
    2,400,000     Pay quarterly a fixed rate equal to 0.75% multiplied by      June 2011         (8,450)
                  the notional amount and receive from Deutsche Bank AG
                  upon each default event of one of the issues of Dow
                  Jones CDX N.A. Investment Grade High Volume 6, par
                  value of the proportional notional amount.
---------------------------------------------------------------------------------------------------------
INTEREST RATE
---------------------------------------------------------------------------------------------------------
    1,854,000     Receive semiannually a fixed rate equal to 5.6965% and     November 2030      161,090
                  pay quarterly a variable rate based on the 3-month
                  LIBOR with Barclays Capital, Inc.
---------------------------------------------------------------------------------------------------------
                                                                                               $130,749
                                                                                             ============

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2006

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

ADR = American Depositary Receipt

Ambac = Ambac Assurance Corporation

CDX = Credit Derivative Indexes

CVA = Certificaten Van Aandelen

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

JPY = Japanese Yen

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2006.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective November 30, 2006.

(1) Non-income producing.

(2) Security, or a portion thereof, has been segregated for forward commitments, futures contracts, swap agreements and/or when-issued securities.

(3) Industry is less than 0.05% of total net assets.

(4) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2006 was $29,039,297, which represented 2.2% of total net assets.

(5) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    November 30, 2006.

(6) Final maturity indicated, unless otherwise noted.

(7) Forward commitment.

(8) The rate indicated is the yield to maturity at purchase.

(9) When-issued security.

The aggregate value of fair valued securities as of November 30, 2006, was
$532,362, which represented 0.04% of total net assets.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      6/1/06 -        EXPENSE
                        6/1/06         11/30/06         11/30/06        RATIO*
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: CONSERVATIVE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,068.50          $5.13         0.99%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,069.50          $4.10         0.79%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,067.20          $6.43         1.24%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,067.20          $6.43         1.24%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,063.30         $10.29         1.99%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,061.40         $10.28         1.99%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,065.90          $7.72         1.49%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,020.10          $5.01         0.99%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,021.11          $4.00         0.79%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,018.85          $6.28         1.24%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,018.85          $6.28         1.24%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,015.09         $10.05         1.99%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,015.09         $10.05         1.99%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,017.60          $7.54         1.49%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      6/1/06 -        EXPENSE
                        6/1/06         11/30/06         11/30/06        RATIO*
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,080.70          $5.48         1.05%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,081.80          $4.44         0.85%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,079.50          $6.78         1.30%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,079.30          $6.78         1.30%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,075.40         $10.67         2.05%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,075.30         $10.67         2.05%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,078.10          $8.07         1.55%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,019.80          $5.32         1.05%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,020.81          $4.31         0.85%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,018.55          $6.58         1.30%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,018.55          $6.58         1.30%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,014.79         $10.35         2.05%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,014.79         $10.35         2.05%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,017.30          $7.84         1.55%
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,084.90          $6.17         1.18%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,086.00          $5.12         0.98%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,083.80          $7.47         1.43%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,083.70          $7.47         1.43%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,080.30         $11.37         2.18%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,080.50         $11.37         2.18%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,081.40          $8.77         1.68%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,019.15          $5.97         1.18%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,020.16          $4.96         0.98%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,017.90          $7.23         1.43%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,017.90          $7.23         1.43%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,014.14         $11.01         2.18%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,014.14         $11.01         2.18%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,016.65          $8.49         1.68%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                  STRATEGIC       STRATEGIC        STRATEGIC
                                 CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at
value (cost of $761,818,098,
$2,032,540,618 and
$1,172,612,787, respectively)    $835,103,535   $2,313,102,626   $1,371,819,216
------------------------------
Foreign currency holdings,
at value (cost $--, $1,056,547
and $958,790, respectively)                --        1,065,606          966,775
------------------------------
Receivable for
investments sold                    3,677,297       15,649,673       20,700,352
------------------------------
Receivable for capital
shares sold                            81,594          282,857          116,860
------------------------------
Unrealized appreciation
on swap agreements                    312,450          488,311          161,090
------------------------------
Dividends and
interest receivable                 3,605,608        9,151,898        4,540,700
--------------------------------------------------------------------------------
                                  842,780,484    2,339,740,971    1,398,304,993
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                363,485        1,713,700          226,886
------------------------------
Payable for
investments purchased              79,554,796      153,715,165       63,633,328
------------------------------
Payable for capital
shares redeemed                         3,154          159,501           64,987
------------------------------
Payable for variation margin
on futures contracts                   68,227           89,339           22,814
------------------------------
Unrealized depreciation
on swap agreements                    157,132          157,146           30,341
------------------------------
Accrued management fees               552,461        1,691,542        1,191,125
------------------------------
Distribution fees payable              42,317          127,085           85,628
------------------------------
Service fees (and distribution
fees -- A Class and
R Class) payable                       41,797          132,349           87,294
------------------------------
Accrued expenses and
other liabilities                          --              464               --
--------------------------------------------------------------------------------
                                   80,783,369      157,786,291       65,342,403
--------------------------------------------------------------------------------
NET ASSETS                       $761,997,115   $2,181,954,680   $1,332,962,590
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                  STRATEGIC       STRATEGIC        STRATEGIC
                                 CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                 $668,922,036   $1,789,066,896   $1,052,505,800
------------------------------
Undistributed net
investment income                   4,346,460       10,275,695       12,485,923
------------------------------
Undistributed net realized
gain on investment and foreign
currency transactions              15,374,887      101,986,978       68,782,896
------------------------------
Net unrealized appreciation
on investments and translation
of assets and liabilities
in foreign currencies              73,353,732      280,625,111      199,187,971
--------------------------------------------------------------------------------
                                 $761,997,115   $2,181,954,680   $1,332,962,590
================================================================================
INVESTOR CLASS,
$0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                       $401,180,570   $1,039,385,951     $816,397,156
------------------------------
Shares outstanding                 68,661,336      141,225,717       92,588,728
------------------------------
Net asset value per share               $5.84            $7.36            $8.82
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS,
$0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                       $156,120,469     $492,180,062      $85,927,501
------------------------------
Shares outstanding                 26,704,609       66,855,810        9,725,164
------------------------------
Net asset value per share               $5.85            $7.36            $8.84
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                       $164,030,489     $426,664,167     $319,768,612
------------------------------
Shares outstanding                 28,088,682       58,042,151       36,370,231
------------------------------
Net asset value per share               $5.84            $7.35            $8.79
--------------------------------------------------------------------------------
A CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                        $25,470,731     $157,287,957      $76,259,089
------------------------------
Shares outstanding                  4,360,438       21,371,333        8,665,925
------------------------------
Net asset value per share               $5.84            $7.36            $8.80
------------------------------
Maximum offering price (net
asset value divided by 0.9425)          $6.20            $7.81            $9.34
--------------------------------------------------------------------------------
B CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                         $2,789,928      $32,810,521       $9,807,840
------------------------------
Shares outstanding                    478,276        4,463,875        1,122,791
------------------------------
Net asset value per share               $5.83            $7.35            $8.74
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                        $11,774,185      $32,789,421      $24,445,562
------------------------------
Shares outstanding                  2,018,165        4,455,280        2,804,628
------------------------------
Net asset value per share               $5.83            $7.36            $8.72
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                           $630,743         $836,601         $356,830
------------------------------
Shares outstanding                    108,064          113,852           40,668
------------------------------
Net asset value per share               $5.84            $7.35            $8.77
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                  STRATEGIC       STRATEGIC        STRATEGIC
                                 CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
------------------------------
Interest                          $20,544,400     $ 40,668,480     $ 15,763,308
------------------------------
Dividends (net of foreign
taxes withheld of $120,514,
$646,849 and $501,261,
respectively)                       5,951,315       22,672,891       15,494,098
--------------------------------------------------------------------------------
                                   26,495,715       63,341,371       31,257,406
--------------------------------------------------------------------------------

EXPENSES:
------------------------------
Management fees                     6,527,639       19,683,111       13,653,478
------------------------------
Distribution fees:
------------------------------
  Advisor Class                       398,797        1,048,661          813,834
------------------------------
  B Class                              15,503          179,490           56,431
------------------------------
  C Class                              65,486          190,210          147,308
------------------------------
Service fees:
------------------------------
  Advisor Class                       398,797        1,048,661          813,834
------------------------------
  B Class                               5,168           59,830           18,810
------------------------------
  C Class                              21,829           63,403           49,102
------------------------------
Distribution and service fees:
------------------------------
  A Class                              51,432          289,132          144,788
------------------------------
  R Class                               2,783            3,361            1,394
------------------------------
Directors' fees and expenses           17,799           50,358           32,356
------------------------------
Other expenses                         21,719           48,606           13,106
--------------------------------------------------------------------------------
                                    7,526,952       22,664,823       15,744,441
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)       18,968,763       40,676,548       15,512,965
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------
Investment transactions (net
of foreign taxes withheld
of $--, $42,801 and $35,927,
respectively)                      22,236,740      122,352,725       80,911,783
------------------------------
Foreign currency transactions         (24,739)        (388,364)        (323,369)
--------------------------------------------------------------------------------
                                   22,212,001      121,964,361       80,588,414
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
------------------------------
Investments (including foreign
tax liability reduction
(increase) of $--, $(158,443),
and $(131,137), respectively)      24,513,967       76,760,822       65,849,109
------------------------------
Translation of assets and
liabilities in
foreign currencies                     10,910           33,309           29,789
--------------------------------------------------------------------------------
                                   24,524,877       76,794,131       65,878,898
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)             46,736,878      198,758,492      146,467,312
--------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                   $65,705,641     $239,435,040     $161,980,277
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2006 AND NOVEMBER 30, 2005
-----------------------------------------------------------------------------------------------
                                   STRATEGIC CONSERVATIVE            STRATEGIC MODERATE
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                      2006             2005            2006             2005
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income (loss)   $ 18,968,763     $ 13,985,731   $   40,676,548   $   27,167,757
-----------------------------
Net realized gain (loss)         22,212,001       21,981,846      121,964,361       90,977,136
-----------------------------
Change in net unrealized
appreciation (depreciation)      24,524,877         (980,995)      76,794,131       16,290,051
-----------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets resulting
from operations                  65,705,641       34,986,582      239,435,040      134,434,944
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
From net investment income:
-----------------------------
  Investor Class                 (9,389,782)      (6,953,665)     (17,218,291)     (12,781,816)
-----------------------------
  Institutional Class            (4,117,451)      (3,348,337)     (10,401,308)      (7,085,347)
-----------------------------
  Advisor Class                  (3,487,807)      (2,528,330)      (6,413,954)      (4,686,459)
-----------------------------
  A Class                          (439,910)        (134,182)      (1,595,213)        (279,223)
-----------------------------
  B Class                           (28,764)          (7,902)        (182,936)         (19,925)
-----------------------------
  C Class                          (121,972)         (33,728)        (197,404)         (60,072)
-----------------------------
  R Class                            (8,885)            (425)          (7,788)          (2,797)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                (11,882,997)     (14,494,788)     (44,948,599)     (18,850,466)
-----------------------------
  Institutional Class            (4,904,612)      (6,334,261)     (22,412,711)      (9,524,673)
-----------------------------
  Advisor Class                  (5,025,101)      (5,930,772)     (19,813,445)      (8,229,865)
-----------------------------
  A Class                          (569,301)         (56,123)      (2,367,848)        (135,830)
-----------------------------
  B Class                           (52,745)          (9,090)        (390,613)         (26,552)
-----------------------------
  C Class                          (221,376)         (94,633)        (974,581)        (184,147)
-----------------------------
  R Class                            (4,342)              --          (14,176)          (6,122)
-----------------------------------------------------------------------------------------------
Decrease in net assets
from distributions              (40,255,045)     (39,926,236)    (126,938,867)     (61,873,294)
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions               16,164,244       71,931,647      222,283,936      114,830,038
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                    41,614,840       66,991,993      334,780,109      187,391,688

NET ASSETS
-----------------------------------------------------------------------------------------------
Beginning of period             720,382,275      653,390,282    1,847,174,571    1,659,782,883
-----------------------------------------------------------------------------------------------
End of period                  $761,997,115     $720,382,275   $2,181,954,680   $1,847,174,571
===============================================================================================

Undistributed net
investment income                $4,346,460       $3,020,708      $10,275,695       $5,344,287
===============================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2006 AND NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                      STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     2006             2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                    $   15,512,965   $   10,493,921
------------------------------------------
Net realized gain (loss)                            80,588,414       62,629,296
------------------------------------------
Change in net unrealized
appreciation (depreciation)                         65,878,898       23,369,785
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          161,980,277       96,493,002
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                    (7,481,220)      (5,379,099)
------------------------------------------
  Institutional Class                               (1,001,670)        (685,788)
------------------------------------------
  Advisor Class                                     (2,761,283)      (1,874,693)
------------------------------------------
  A Class                                             (341,076)          (9,174)
------------------------------------------
  B Class                                               (6,173)          (3,882)
------------------------------------------
  C Class                                              (17,062)              --
------------------------------------------
  R Class                                                 (800)              --
------------------------------------------
From net realized gains:
------------------------------------------
  Investor Class                                   (31,849,379)              --
------------------------------------------
  Institutional Class                               (3,584,446)              --
------------------------------------------
  Advisor Class                                    (15,165,002)              --
------------------------------------------
  A Class                                           (1,908,236)              --
------------------------------------------
  B Class                                             (261,519)              --
------------------------------------------
  C Class                                             (721,155)              --
------------------------------------------
  R Class                                               (5,598)              --
--------------------------------------------------------------------------------
Decrease in net assets from distributions          (65,104,619)      (7,952,636)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                    105,746,481       95,137,713
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              202,622,139      183,678,079

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              1,130,340,451      946,662,372
--------------------------------------------------------------------------------
End of period                                   $1,332,962,590   $1,130,340,451
================================================================================

Undistributed net investment income                $12,485,923       $8,274,483
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

NOVEMBER 30, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Strategic Allocation:
Conservative Fund (Strategic Conservative), Strategic Allocation: Moderate Fund
(Strategic Moderate) and Strategic Allocation: Aggressive Fund (Strategic
Aggressive) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objectives are to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with each fund's mix of asset types. The funds seek to achieve this by diversifying investments among three asset classes -- equity securities, bonds and money market instruments, the mix of which will depend on the risk profile of each fund. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the R Class commenced on March 31,
2005 for Strategic Conservative and Strategic Aggressive.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to fair value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

FUTURES AND OPTIONS CONTRACTS -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities.
The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

SWAP AGREEMENTS -- The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The funds may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly, with the exception of those for Strategic Aggressive, which are declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the
Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of Strategic Conservative is as follows:

--------------------------------------------------------------------------------
                             INVESTOR,
                            A, B, C & R        INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million             1.00%               0.80%              0.75%
--------------------------------------------------------------------------------
Next $500 million              0.95%               0.75%              0.70%
--------------------------------------------------------------------------------
Next $2 billon                 0.90%               0.70%              0.65%
--------------------------------------------------------------------------------
Next $2 billon                 0.85%               0.65%              0.60%
--------------------------------------------------------------------------------
Over $5 billion                0.80%               0.60%              0.55%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Moderate is as follows:

--------------------------------------------------------------------------------
                             INVESTOR,
                            A, B, C & R        INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion               1.10%               0.90%              0.85%
--------------------------------------------------------------------------------
Next $2 billon                 1.00%               0.80%              0.75%
--------------------------------------------------------------------------------
Next $2 billon                 0.95%               0.75%              0.70%
--------------------------------------------------------------------------------
Over $5 billion                0.90%               0.70%              0.65%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Aggressive is as follows:

--------------------------------------------------------------------------------
                             INVESTOR,
                            A, B, C & R        INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion               1.20%               1.00%              0.95%
--------------------------------------------------------------------------------
Next $2 billon                 1.10%               0.90%              0.85%
--------------------------------------------------------------------------------
Next $2 billon                 1.05%               0.85%              0.80%
--------------------------------------------------------------------------------
Over $5 billion                1.00%               0.80%              0.75%
--------------------------------------------------------------------------------

The effective annual management fee for each class of the funds for the year ended November 30, 2006 was as follows:

--------------------------------------------------------------------------------
                             INVESTOR,
                            A, B, C & R        INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
Strategic Conservative         0.99%               0.79%              0.74%
--------------------------------------------------------------------------------
Strategic Moderate             1.05%               0.85%              0.80%
--------------------------------------------------------------------------------
Strategic Aggressive           1.18%               0.98%              0.93%
--------------------------------------------------------------------------------

ACIM has entered into a Subadvisory Agreement with ACGIM (the subadvisor) on behalf of the funds. The subadvisor makes investment decisions for the international and emerging markets portions of the funds in accordance with the funds' investment objectives, policies and restrictions under the supervision of
ACIM and the Board of Directors. ACIM pays all costs associated with retaining
ACGIM as the subadvisor of the funds.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------
                      Advisor    B & C
--------------------------------------------
Distribution Fee       0.25%     0.75%
--------------------------------------------
Service Fee            0.25%     0.25%
--------------------------------------------

The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% for the A Class and 0.50% for the R Class.
The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A
Class, B Class, C Class and R Class shares. Fees incurred under the plans during the year ended November 30, 2006, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the corporation's subadvisor, ACGIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC.

The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
November 30, 2006, were as follows:

--------------------------------------------------------------------------------
                                  STRATEGIC       STRATEGIC        STRATEGIC
                                CONSERVATIVE       MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
Investment Securities
other than U.S. Government
& Agency Obligations             $470,804,027   $1,841,209,082   $1,393,119,737
--------------------------------------------------------------------------------
U.S. Government
& Agency Obligations           $1,074,429,531   $1,957,964,652     $691,122,564
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
Investment Securities
other than U.S. Government
& Agency Obligations             $481,618,252   $1,922,371,459   $1,370,131,248
--------------------------------------------------------------------------------
U.S. Government
& Agency Obligations           $1,035,160,566   $1,868,606,703     $642,135,739
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2006

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

-----------------------------------------------------------------------------------------------
                                    STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
-----------------------------------------------------------------------------------------------
                                    SHARES          AMOUNT           SHARES          AMOUNT
-----------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2006

SHARES AUTHORIZED                350,000,000                      500,000,000
===============================================================================================
Sold                              17,114,518    $  95,744,782      35,818,506    $ 248,924,664
-------------------------------
Issued in reinvestment
of distributions                   3,761,004       20,784,371       9,067,879       61,558,863
-------------------------------
Redeemed                         (19,075,418)    (106,562,485)    (34,302,222)    (238,298,908)
-----------------------------------------------------------------------------------------------
Net increase (decrease)            1,800,104    $   9,966,668      10,584,163    $  72,184,619
===============================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                350,000,000                      350,000,000
===============================================================================================
Sold                              16,190,520     $ 90,199,407      32,767,504    $ 221,694,135
-------------------------------
Issued in reinvestment
of distributions                   3,761,563       20,976,197       4,635,322       31,342,291
-------------------------------
Redeemed                         (15,469,679)     (86,105,511)    (32,559,820)    (219,522,320)
-----------------------------------------------------------------------------------------------
Net increase (decrease)            4,482,404     $ 25,070,093       4,843,006    $  33,514,106
===============================================================================================
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2006

SHARES AUTHORIZED                150,000,000                      350,000,000
===============================================================================================
Sold                               4,160,562     $ 23,264,654      24,591,031    $ 171,318,753
-------------------------------
Issued in reinvestment
of distributions                   1,632,748        9,022,063       4,834,535       32,814,019
-------------------------------
Redeemed                          (6,737,777)     (37,681,758)    (27,824,837)    (194,449,372)
-----------------------------------------------------------------------------------------------
Net increase (decrease)            (944,467)     $ (5,395,041)      1,600,729    $   9,683,400
===============================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                150,000,000                      150,000,000
===============================================================================================
Sold                               5,503,454     $ 30,741,602      13,627,189    $  91,935,104
-------------------------------
Issued in reinvestment
of distributions                   1,734,556        9,682,598       2,456,937       16,610,020
-------------------------------
Redeemed                          (6,655,345)     (37,065,744)    (15,675,323)    (105,926,051)
-----------------------------------------------------------------------------------------------
Net increase (decrease)              582,665     $  3,358,456         408,803    $   2,619,073
===============================================================================================
ADVISOR CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2006

SHARES AUTHORIZED                200,000,000                      250,000,000
===============================================================================================
Sold                               8,895,209     $ 49,722,685      16,164,759    $ 111,911,475
-------------------------------
Issued in reinvestment
of distributions                   1,537,946        8,500,704       3,859,314       26,172,981
-------------------------------
Redeemed                         (10,619,572)     (59,533,321)    (19,234,871)    (134,364,245)
-----------------------------------------------------------------------------------------------
Net increase (decrease)             (186,417)    $ (1,309,932)        789,202    $   3,720,211
===============================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                200,000,000                      200,000,000
===============================================================================================
Sold                               8,797,810     $ 49,108,036      15,609,448    $ 105,531,838
-------------------------------
Issued in reinvestment
of distributions                   1,516,085        8,453,281       1,911,447       12,907,856
-------------------------------
Redeemed                          (6,853,943)     (38,201,603)    (15,012,924)    (101,750,243)
-----------------------------------------------------------------------------------------------
Net increase (decrease)            3,459,952     $ 19,359,714       2,507,971    $  16,689,451
===============================================================================================

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-----------------------------------------------------------------------------------------------
                                    STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
-----------------------------------------------------------------------------------------------
                                    SHARES          AMOUNT           SHARES          AMOUNT
-----------------------------------------------------------------------------------------------
A CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2006

SHARES AUTHORIZED                 25,000,000                      100,000,000
===============================================================================================
Sold                               2,283,473      $12,838,579       6,977,476    $  48,603,025
-------------------------------
Issued in connection with
acquisition (Note 7)                      --               --      24,717,405      172,002,302
-------------------------------
Issued in reinvestment
of distributions                     161,859          894,508         551,210        3,740,182
-------------------------------
Redeemed                          (1,207,912)      (6,746,149)    (17,586,987)    (123,025,288)
-----------------------------------------------------------------------------------------------
Net increase (decrease)            1,237,420      $ 6,986,938      14,659,104    $ 101,320,221
===============================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                 25,000,000                       25,000,000
===============================================================================================
Sold                               3,296,803      $18,333,589       6,923,561      $46,775,454
-------------------------------
Issued in reinvestment
of distributions                      31,653          176,893          56,711          385,593
-------------------------------
Redeemed                            (326,577)      (1,824,210)       (603,578)      (4,096,510)
-----------------------------------------------------------------------------------------------
Net increase (decrease)            3,001,879      $16,686,272       6,376,694      $43,064,537
===============================================================================================
B CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2006

SHARES AUTHORIZED                 25,000,000                       50,000,000
===============================================================================================
Sold                                 245,942       $1,376,612         850,734      $ 5,951,484
-------------------------------
Issued in connection with
acquisition (Note 7)                      --               --       3,087,612       21,487,405
-------------------------------
Issued in reinvestment
of distributions                      11,628           64,231          66,155          448,168
-------------------------------
Redeemed                             (75,143)        (416,520)       (663,226)      (4,635,123)
-----------------------------------------------------------------------------------------------
Net increase (decrease)              182,427       $1,024,323       3,341,275      $23,251,934
===============================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                 25,000,000                       25,000,000
===============================================================================================
Sold                                 287,368       $1,597,503       1,083,881       $7,308,899
-------------------------------
Issued in reinvestment
of distributions                       2,326           12,974           4,656           31,584
-------------------------------
Redeemed                             (21,953)        (122,405)        (49,090)        (332,162)
-----------------------------------------------------------------------------------------------
Net increase (decrease)              267,741       $1,488,072       1,039,447       $7,008,321
===============================================================================================
C CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2006

SHARES AUTHORIZED                 25,000,000                       50,000,000
===============================================================================================
Sold                                 995,198      $ 5,576,845       2,269,562      $15,787,053
-------------------------------
Issued in reinvestment
of distributions                      22,321          123,333         128,868          875,407
-------------------------------
Redeemed                            (233,669)      (1,311,463)       (727,904)      (5,069,632)
-----------------------------------------------------------------------------------------------
Net increase (decrease)              783,850      $ 4,388,715       1,670,526      $11,592,828
===============================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                 25,000,000                       25,000,000
===============================================================================================
Sold                               1,103,812       $6,178,950       2,106,633      $14,252,971
-------------------------------
Issued in reinvestment
of distributions                       3,959           22,075          31,182          210,906
-------------------------------
Redeemed                             (58,805)        (327,622)       (374,690)      (2,505,108)
-----------------------------------------------------------------------------------------------
Net increase (decrease)            1,048,966       $5,873,403       1,763,125      $11,958,769
===============================================================================================

                                                                   (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-----------------------------------------------------------------------------------------------
                                    STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
-----------------------------------------------------------------------------------------------
                                    SHARES          AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------
R CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2006

SHARES AUTHORIZED                 25,000,000                       50,000,000
===============================================================================================
Sold                                  99,138         $547,927          91,485        $ 627,250
-------------------------------
Issued in reinvestment
of distributions                       2,400           13,227           3,111           21,104
-------------------------------
Redeemed                             (10,638)         (58,581)        (17,077)        (117,631)
-----------------------------------------------------------------------------------------------
Net increase (decrease)               90,900         $502,573          77,519        $ 530,723
===============================================================================================
YEAR ENDED NOVEMBER 30, 2005(1)

SHARES AUTHORIZED                 25,000,000                       25,000,000
===============================================================================================
Sold                                  19,576         $109,219          20,726        $ 140,822
-------------------------------
Issued in reinvestment
of distributions                          76              425           1,211            8,173
-------------------------------
Redeemed                              (2,488)         (14,007)        (25,141)        (173,214)
-----------------------------------------------------------------------------------------------
Net increase (decrease)               17,164         $ 95,637          (3,204)       $ (24,219)
===============================================================================================
(1) March 31, 2005 (commencement of sale) through November 30, 2005 for
    Strategic Conservative.

--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2006

SHARES AUTHORIZED                                  350,000,000
================================================================================
Sold                                                24,689,329    $ 203,196,210
----------------------------------------
Issued in reinvestment of distributions              4,864,632       38,527,461
----------------------------------------
Redeemed                                           (19,433,943)    (159,638,170)
--------------------------------------------------------------------------------
Net increase (decrease)                             10,120,018    $  82,085,501
================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                  350,000,000
================================================================================
Sold                                                20,422,918    $ 158,733,990
----------------------------------------
Issued in reinvestment of distributions                696,392        5,271,691
----------------------------------------
Redeemed                                           (17,352,498)    (134,409,642)
--------------------------------------------------------------------------------
Net increase (decrease)                              3,766,812    $  29,596,039
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2006

SHARES AUTHORIZED                                  150,000,000
================================================================================
Sold                                                 5,384,314     $ 44,328,564
----------------------------------------
Issued in reinvestment of distributions                578,995        4,586,116
----------------------------------------
Redeemed                                            (5,518,295)     (45,364,711)
--------------------------------------------------------------------------------
Net increase (decrease)                                445,014     $  3,549,969
================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                  150,000,000
================================================================================
Sold                                                 3,802,688     $ 29,558,142
----------------------------------------
Issued in reinvestment of distributions                 90,473          685,788
----------------------------------------
Redeemed                                            (2,913,560)     (22,583,356)
--------------------------------------------------------------------------------
Net increase (decrease)                                979,601     $  7,660,574
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2006

SHARES AUTHORIZED                                  200,000,000
================================================================================
Sold                                                10,768,794    $  88,481,362
----------------------------------------
Issued in reinvestment of distributions              2,262,325       17,897,492
----------------------------------------
Redeemed                                           (15,779,986)    (130,465,853)
--------------------------------------------------------------------------------
Net increase (decrease)                             (2,748,867)   $ (24,086,999)
================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                  200,000,000
================================================================================
Sold                                                10,660,038     $ 82,537,369
----------------------------------------
Issued in reinvestment of distributions                247,436        1,873,091
----------------------------------------
Redeemed                                            (9,536,668)     (74,181,460)
--------------------------------------------------------------------------------
Net increase (decrease)                              1,370,806     $ 10,229,000
================================================================================
A CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2006

SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                 5,001,494     $ 41,034,708
----------------------------------------
Issued in reinvestment of distributions                270,737        2,144,806
----------------------------------------
Redeemed                                            (1,342,299)     (11,028,913)
--------------------------------------------------------------------------------
Net increase (decrease)                              3,929,932     $ 32,150,601
================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                 4,945,762      $38,295,189
----------------------------------------
Issued in reinvestment of distributions                    852            6,461
----------------------------------------
Redeemed                                              (298,093)      (2,355,360)
--------------------------------------------------------------------------------
Net increase (decrease)                              4,648,521      $35,946,290
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2006

SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                   510,072       $4,188,988
----------------------------------------
Issued in reinvestment of distributions                 26,786          212,221
----------------------------------------
Redeemed                                               (75,149)        (620,605)
--------------------------------------------------------------------------------
Net increase (decrease)                                461,709       $3,780,604
================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                   704,179       $5,402,955
----------------------------------------
Issued in reinvestment of distributions                    373            2,829
----------------------------------------
Redeemed                                               (76,653)        (590,513)
--------------------------------------------------------------------------------
Net increase (decrease)                                627,899       $4,815,271
================================================================================
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2006

SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                 1,268,604      $10,378,886
----------------------------------------
Issued in reinvestment of distributions                 79,496          628,153
----------------------------------------
Redeemed                                              (361,774)      (2,951,900)
--------------------------------------------------------------------------------
Net increase (decrease)                                986,326      $ 8,055,139
================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                 1,063,162      $ 8,180,623
----------------------------------------
Redeemed                                              (181,818)      (1,404,286)
--------------------------------------------------------------------------------
Net increase (decrease)                                881,344      $ 6,776,337
================================================================================
R CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2006

SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                    35,600         $288,131
----------------------------------------
Issued in reinvestment of distributions                    807            6,398
----------------------------------------
Redeemed                                               (10,297)         (82,863)
--------------------------------------------------------------------------------
Net increase (decrease)                                 26,110         $211,666
================================================================================
PERIOD ENDED NOVEMBER 30, 2005(1)

SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                    16,338         $128,111
----------------------------------------
Redeemed                                                (1,780)         (13,909)
--------------------------------------------------------------------------------
Net increase (decrease)                                 14,558         $114,202
================================================================================
(1) March 31, 2005 (commencement of sale) through November 30, 2005.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2006

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended
November 30, 2006.

6. FEDERAL TAX INFORMATION

On December 19, 2006, Strategic Aggressive declared and paid the following per-share distribution from net investment income to shareholders of record on
December 18, 2006. On December 27, 2006, Strategic Conservative and Strategic
Moderate declared and paid the following per-share distribution from net investment income to shareholders of record on December 26, 2006:

--------------------------------------------------------------------
                            INVESTOR     INSTITUTIONAL    ADVISOR
--------------------------------------------------------------------
Strategic Conservative       $0.0483        $0.0516       $0.0441
--------------------------------------------------------------------
Strategic Moderate           $0.0452        $0.0493       $0.0401
--------------------------------------------------------------------
Strategic Aggressive         $0.1262        $0.1443       $0.1035
--------------------------------------------------------------------
--------------------------------------------------------------------------------
                                A              B             C             R
--------------------------------------------------------------------------------
Strategic Conservative       $0.0441        $0.0317       $0.0317       $0.0400
--------------------------------------------------------------------------------
Strategic Moderate           $0.0401        $0.0247       $0.0247       $0.0350
--------------------------------------------------------------------------------
Strategic Aggressive         $0.1035        $0.0354       $0.0354       $0.0808
--------------------------------------------------------------------------------

On December 19, 2006, Strategic Conservative, Strategic Moderate and Strategic
Aggressive declared and paid a per-share distribution from net realized gains to shareholders of record on December 18, 2006 of $0.1450, $0.3806 and $0.4937, respectively, for each class of the funds.

The tax character of distributions paid during the years ended November 30, 2006 and November 30, 2005 were as follows:

--------------------------------------------------------------------------------------------------------------
                               STRATEGIC CONSERVATIVE        STRATEGIC MODERATE         STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------------------------------------
                                 2006          2005          2006          2005          2006         2005
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------------------------------------
Ordinary income              $24,830,279   $24,464,957   $74,904,772   $24,810,639   $30,446,773   $7,952,636
--------------------------------------------------------------------------------------------------------------
Long-term capital gains      $15,424,766   $15,461,279   $52,034,095   $37,062,655   $34,657,846       --
--------------------------------------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, interest on swap agreements, foreign taxes, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2006

6. FEDERAL TAX INFORMATION (CONTINUED)

As of November 30, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

-----------------------------------------------------------------------------------------------
                                               STRATEGIC        STRATEGIC         STRATEGIC
                                              CONSERVATIVE       MODERATE         AGGRESSIVE
-----------------------------------------------------------------------------------------------
Federal tax cost of investments               $768,074,193    $2,053,898,210    $1,185,735,429
===============================================================================================
Gross tax appreciation
of investments                                 $69,904,943      $267,744,371      $191,896,781
-----------------------------------------
Gross tax depreciation
of investments                                  (2,875,601)       (8,539,955)       (5,812,994)
-----------------------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                                 $67,029,342      $259,204,416      $186,083,787
===============================================================================================
Net tax appreciation (depreciation)
of derivatives and translation of assets
and liabilities in foreign currencies            $(588,351)      $(1,654,725)        $(682,911)
-----------------------------------------------------------------------------------------------
Net tax appreciation (depreciation)            $66,440,991      $257,549,691      $185,400,876
===============================================================================================
Undistributed ordinary income                  $10,993,355       $54,902,099       $45,525,686
-----------------------------------------
Accumulated long-term gains                    $15,640,733       $80,478,088       $49,565,330
-----------------------------------------
Currency loss deferrals                                 --          $(42,094)         $(35,102)
-----------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain futures contracts and on investments in passive foreign investment companies.

The currency loss deferrals represent net foreign currency losses incurred in the one-month period ended November 30, 2006. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

7. REORGANIZATION PLAN

On December 14, 2005, the Board of Directors of Mason Street Asset Allocation
Fund (Asset Allocation), one fund in a series issued by Mason Street Funds,
Inc., approved a plan of reorganization (the reorganization) pursuant to which
Strategic Moderate acquired all of the assets of Asset Allocation in exchange for shares of equal value of Strategic Moderate and the assumption by Strategic
Moderate of all liabilities of Asset Allocation. The financial statements and performance history of Strategic Moderate will be carried over in the post-reorganization. The reorganization was approved by shareholders on March
15, 2006. The reorganization was effective at the close of business on March 31,
2006.

The acquisition was accomplished by a tax-free exchange of shares. On April 3,
2006, in connection with the reorganization, Asset Allocation exchanged its shares for shares of Strategic Moderate as follows:

----------------------------------------------------------------------------------------------------
          ORIGINAL FUND/CLASS       SHARES EXCHANGED            NEW FUND/CLASS       SHARES RECEIVED
----------------------------------------------------------------------------------------------------
  Asset Allocation Fund -- A Class    13,043,554      Strategic Moderate -- A Class     24,456,664
----------------------------------------------------------------------------------------------------
  Asset Allocation Fund -- C Class       141,557      Strategic Moderate -- A Class        260,741
----------------------------------------------------------------------------------------------------
  Asset Allocation Fund -- B Class     1,678,889      Strategic Moderate-- B Class       3,087,612
----------------------------------------------------------------------------------------------------

The net assets of Asset Allocation and Strategic Moderate immediately before the acquisition were $193,489,707 and $1,966,554,909, respectively. Asset
Allocation's unrealized appreciation of $26,945,759 was combined with that of
Strategic Moderate. Immediately after the acquisition, the combined net assets were $2,160,044,616.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2006

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate capital gain distributions for the fiscal year ended
November 30, 2006, as follows:

--------------------------------------------------------------------------------
   STRATEGIC CONSERVATIVE       STRATEGIC MODERATE       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
         $15,424,766                $52,034,095               $34,657,846
--------------------------------------------------------------------------------

The funds hereby designate qualified dividend income for the fiscal year ended
November 30, 2006, as follows:

--------------------------------------------------------------------------------
   STRATEGIC CONSERVATIVE       STRATEGIC MODERATE       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
          $5,898,446                $21,871,972               $12,669,962
--------------------------------------------------------------------------------

For corporate taxpayers, ordinary income distributions paid during the fiscal year ended November 30, 2006, qualify for the corporate dividends received deduction as follows:

--------------------------------------------------------------------------------
   STRATEGIC CONSERVATIVE       STRATEGIC MODERATE       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
          $4,631,832                $15,082,115                $7,652,578
--------------------------------------------------------------------------------

The funds hereby designate qualified short-term capital gain distributions for purposes of Internal Revenue Code 871 for the fiscal year ended November 30,
2006, as follows:

--------------------------------------------------------------------------------
   STRATEGIC CONSERVATIVE       STRATEGIC MODERATE       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
          $7,235,708                $38,887,877               $18,837,489
--------------------------------------------------------------------------------

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                 INVESTOR CLASS
--------------------------------------------------------------------------------
                                 2006      2005      2004      2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $5.65     $5.70     $5.36     $4.94     $5.26
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(1)                0.15      0.11      0.08      0.09      0.13
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.36      0.18      0.35      0.42     (0.30)
--------------------------------------------------------------------------------
  Total From
  Investment Operations           0.51      0.29      0.43      0.51     (0.17)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.14)    (0.11)    (0.08)    (0.09)    (0.13)
--------------------------
  From Net
  Realized Gains                 (0.18)    (0.23)    (0.01)       --     (0.02)
--------------------------------------------------------------------------------
  Total Distributions            (0.32)    (0.34)    (0.09)    (0.09)    (0.15)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $5.84     $5.65     $5.70     $5.36     $4.94
================================================================================
  TOTAL RETURN(2)                 9.33%     5.22%     8.15%    10.43%    (3.23)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.99%     0.99%     0.99%     1.00%     1.00%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets             2.61%     2.02%     1.53%     1.65%     2.60%
--------------------------
Portfolio Turnover Rate            242%      257%      260%      200%      111%
--------------------------
Net Assets, End of Period
(in thousands)                 $401,181  $377,910  $355,675  $289,099  $239,410
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                 2006      2005      2004      2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $5.66     $5.70     $5.36     $4.94     $5.26
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(1)                0.16      0.12      0.09      0.09      0.14
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.36      0.19      0.35      0.43     (0.30)
--------------------------------------------------------------------------------
  Total From
  Investment Operations           0.52      0.31      0.44      0.52     (0.16)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.15)    (0.12)    (0.09)    (0.10)    (0.14)
--------------------------
  From Net
  Realized Gains                 (0.18)    (0.23)    (0.01)       --     (0.02)
--------------------------------------------------------------------------------
  Total Distributions            (0.33)    (0.35)    (0.10)    (0.10)    (0.16)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $5.85     $5.66     $5.70     $5.36     $4.94
================================================================================
  TOTAL RETURN(2)                 9.54%     5.61%     8.36%    10.64%    (3.03)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.79%     0.79%     0.79%     0.80%     0.80%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets             2.81%     2.22%     1.73%     1.85%     2.80%
--------------------------
Portfolio Turnover Rate            242%      257%      260%      200%      111%
--------------------------
Net Assets, End of Period
(in thousands)                 $156,120  $156,358  $154,392  $147,602   $14,843
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                 ADVISOR CLASS
--------------------------------------------------------------------------------
                                 2006      2005      2004      2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $5.65     $5.70     $5.36     $4.93     $5.26
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(1)                0.13      0.10      0.07      0.07      0.12
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.36      0.17      0.35      0.44     (0.31)
--------------------------------------------------------------------------------
  Total From
  Investment Operations           0.49      0.27      0.42      0.51     (0.19)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.12)    (0.09)    (0.07)    (0.08)    (0.12)
--------------------------
  From Net
  Realized Gains                 (0.18)    (0.23)    (0.01)       --     (0.02)
--------------------------------------------------------------------------------
  Total Distributions            (0.30)    (0.32)    (0.08)    (0.08)    (0.14)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $5.84     $5.65     $5.70     $5.36     $4.93
================================================================================
  TOTAL RETURN(2)                 9.06%     4.96%     7.88%    10.39%    (3.66)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        1.24%     1.24%     1.24%     1.25%     1.25%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets             2.36%     1.77%     1.28%     1.40%     2.35%
--------------------------
Portfolio Turnover Rate            242%      257%      260%      200%      111%
--------------------------
Net Assets, End of Period
(in thousands)                 $164,030  $159,734  $141,417   $78,433   $33,675
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                             A CLASS
--------------------------------------------------------------------------------
                                                     2006      2005     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $5.65     $5.70     $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------
  Net Investment Income (Loss)(2)                     0.13      0.11      0.02
----------------------------------------------
  Net Realized and Unrealized Gain (Loss)             0.36      0.16      0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                    0.49      0.27      0.16
--------------------------------------------------------------------------------
Distributions
----------------------------------------------
  From Net Investment Income                         (0.12)    (0.09)       --
----------------------------------------------
  From Net Realized Gains                            (0.18)    (0.23)       --
--------------------------------------------------------------------------------
  Total Distributions                                (0.30)    (0.32)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $5.84     $5.65     $5.70
================================================================================
  TOTAL RETURN(3)                                     9.06%     4.97%     2.89%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                 1.24%     1.24%   1.24%(4)
----------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                          2.36%     1.77%   2.17%(4)
----------------------------------------------
Portfolio Turnover Rate                                242%      257%    260%(5)
----------------------------------------------
Net Assets, End of Period (in thousands)            $25,471   $17,647       $691
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                             B CLASS
--------------------------------------------------------------------------------
                                                     2006      2005     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $5.64     $5.69     $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------
  Net Investment Income (Loss)(2)                     0.09      0.06      0.01
----------------------------------------------
  Net Realized and Unrealized Gain (Loss)             0.36      0.17      0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                    0.45      0.23      0.15
--------------------------------------------------------------------------------
Distributions
----------------------------------------------
  From Net Investment Income                         (0.08)    (0.05)       --
----------------------------------------------
  From Net Realized Gains                            (0.18)    (0.23)       --
--------------------------------------------------------------------------------
  Total Distributions                                (0.26)    (0.28)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $5.83     $5.64     $5.69
================================================================================
  TOTAL RETURN(3)                                     8.27%     4.23%     2.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                 1.99%     1.99%   1.99%(4)
----------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                          1.61%     1.02%   1.60%(4)
----------------------------------------------
Portfolio Turnover Rate                                242%      257%    260%(5)
----------------------------------------------
Net Assets, End of Period (in thousands)             $2,790    $1,670       $160
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                             C CLASS
--------------------------------------------------------------------------------
                                                     2006      2005     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $5.64     $5.69     $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------
  Net Investment Income (Loss)(2)                     0.09      0.06      0.02
----------------------------------------------
  Net Realized and Unrealized Gain (Loss)             0.36      0.17      0.13
--------------------------------------------------------------------------------
  Total From Investment Operations                    0.45      0.23      0.15
--------------------------------------------------------------------------------
Distributions
----------------------------------------------
  From Net Investment Income                         (0.08)    (0.05)       --
----------------------------------------------
  From Net Realized Gains                            (0.18)    (0.23)       --
--------------------------------------------------------------------------------
  Total Distributions                                (0.26)    (0.28)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $5.83     $5.64     $5.69
================================================================================
  TOTAL RETURN(3)                                     8.27%     4.18%     2.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                 1.99%     1.99%   1.99%(4)
----------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                          1.61%     1.02%   1.85%(4)
----------------------------------------------
Portfolio Turnover Rate                                242%      257%    260%(5)
----------------------------------------------
Net Assets, End of Period (in thousands)            $11,774    $6,967     $1,055
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                   R CLASS
--------------------------------------------------------------------------------
                                                               2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $5.65     $5.50
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income (Loss)(2)                               0.12      0.06
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                       0.36      0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                              0.48      0.20
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                   (0.11)    (0.05)
------------------------------------------------------
  From Net Realized Gains                                      (0.18)       --
--------------------------------------------------------------------------------
  Total Distributions                                          (0.29)    (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $5.84     $5.65
================================================================================
  TOTAL RETURN(3)                                               8.80%     3.56%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets               1.49%   1.49%(4)
------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                                    2.11%   1.72%(4)
------------------------------------------------------
Portfolio Turnover Rate                                          242%    257%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                         $631        $97
--------------------------------------------------------------------------------

(1) March 31, 2005 (commencement of sale) through November 30, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class  and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2005.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                INVESTOR CLASS
--------------------------------------------------------------------------------
                                 2006      2005      2004      2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $7.00     $6.72     $6.15     $5.40     $5.87
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(1)                0.14      0.11      0.09      0.09      0.11
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.68      0.42      0.56      0.75     (0.47)
--------------------------------------------------------------------------------
  Total From
  Investment Operations           0.82      0.53      0.65      0.84     (0.36)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.12)    (0.10)    (0.08)    (0.09)    (0.11)
--------------------------
  From Net
  Realized Gains                 (0.34)    (0.15)       --        --        --
--------------------------------------------------------------------------------
  Total Distributions            (0.46)    (0.25)    (0.08)    (0.09)    (0.11)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $7.36     $7.00     $6.72     $6.15     $5.40
================================================================================
  TOTAL RETURN(2)                12.49%     8.04%    10.61%    15.67%    (6.23)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        1.05%     1.06%     1.07%     1.10%     1.10%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets             2.00%     1.58%     1.31%     1.56%     2.01%
--------------------------
Portfolio Turnover Rate            203%      206%      197%      174%      147%
--------------------------
Net Assets, End of Period
(in thousands)               $1,039,386  $914,923  $845,949  $633,675  $556,989
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                             INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                 2006      2005      2004      2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $7.01     $6.73     $6.15     $5.40     $5.87
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(1)                0.15      0.12      0.10      0.10      0.12
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.68      0.42      0.57      0.75     (0.47)
--------------------------------------------------------------------------------
  Total From
  Investment Operations           0.83      0.54      0.67      0.85     (0.35)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.14)    (0.11)    (0.09)    (0.10)    (0.12)
--------------------------
  From Net
  Realized Gains                 (0.34)    (0.15)       --        --        --
--------------------------------------------------------------------------------
  Total Distributions            (0.48)    (0.26)    (0.09)    (0.10)    (0.12)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $7.36     $7.01     $6.73     $6.15     $5.40
================================================================================
  TOTAL RETURN(2)                12.55%     8.24%    11.00%    15.89%    (6.04)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.85%     0.86%     0.87%     0.90%     0.90%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets             2.20%     1.78%     1.51%     1.76%     2.21%
--------------------------
Portfolio Turnover Rate            203%      206%      197%      174%      147%
--------------------------
Net Assets, End of Period
(in thousands)                 $492,180  $457,123  $436,153  $291,856  $106,398
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                 ADVISOR CLASS
--------------------------------------------------------------------------------
                                 2006      2005      2004      2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $7.00     $6.72     $6.15     $5.40     $5.87
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)                0.12      0.09      0.07      0.07      0.10
-------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.68      0.42      0.56      0.75     (0.48)
--------------------------------------------------------------------------------
  Total From
  Investment Operations           0.80      0.51      0.63      0.82     (0.38)
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income              (0.11)    (0.08)    (0.06)    (0.07)    (0.09)
-------------------------
  From Net
  Realized Gains                 (0.34)    (0.15)       --        --        --
--------------------------------------------------------------------------------
  Total Distributions            (0.45)    (0.23)    (0.06)    (0.07)    (0.09)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $7.35     $7.00     $6.72     $6.15     $5.40
================================================================================
  TOTAL RETURN(2)                12.06%     7.76%    10.34%    15.39%    (6.45)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        1.30%     1.31%     1.32%     1.35%     1.35%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets             1.75%     1.33%     1.06%     1.31%     1.76%
--------------------------
Portfolio Turnover Rate            203%      206%      197%      174%      147%
--------------------------
Net Assets, End of Period
(in thousands)                 $426,664  $400,520  $367,732  $220,032  $121,210
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                              A CLASS
--------------------------------------------------------------------------------
                                                     2006      2005     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $7.00     $6.72     $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------
  Net Investment Income (Loss)(2)                     0.12      0.10      0.02
----------------------------------------------
  Net Realized and Unrealized Gain (Loss)             0.69      0.41      0.27
--------------------------------------------------------------------------------
  Total From Investment Operations                    0.81      0.51      0.29
--------------------------------------------------------------------------------
Distributions
----------------------------------------------
  From Net Investment Income                         (0.11)    (0.08)       --
----------------------------------------------
  From Net Realized Gains                            (0.34)    (0.15)       --
--------------------------------------------------------------------------------
  Total Distributions                                (0.45)    (0.23)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $7.36     $7.00     $6.72
================================================================================
  TOTAL RETURN(3)                                    12.20%     7.77%     4.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                 1.30%     1.31%   1.32%(4)
----------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                          1.75%     1.33%   2.08%(4)
----------------------------------------------
Portfolio Turnover Rate                                203%      206%    197%(5)
----------------------------------------------
Net Assets, End of Period (in thousands)           $157,288   $47,001     $2,256
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                              B CLASS
--------------------------------------------------------------------------------
                                                     2006      2005     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $6.99     $6.72     $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------
  Net Investment Income (Loss)(2)                     0.07      0.04      0.01
----------------------------------------------
  Net Realized and Unrealized Gain (Loss)             0.69      0.41      0.28
--------------------------------------------------------------------------------
  Total From Investment Operations                    0.76      0.45      0.29
--------------------------------------------------------------------------------
Distributions
----------------------------------------------
  From Net Investment Income                         (0.06)    (0.03)       --
----------------------------------------------
  From Net Realized Gains                            (0.34)    (0.15)       --
--------------------------------------------------------------------------------
  Total Distributions                                (0.40)    (0.18)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $7.35     $6.99     $6.72
================================================================================
  TOTAL RETURN(3)                                    11.39%     6.86%     4.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                 2.05%     2.06%   2.07%(4)
----------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                          1.00%     0.58%   1.34%(4)
----------------------------------------------
Portfolio Turnover Rate                                203%      206%    197%(5)
----------------------------------------------
Net Assets, End of Period (in thousands)            $32,811    $7,850       $558
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                   C CLASS
--------------------------------------------------------------------------------
                                 2006      2005      2004      2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $7.00     $6.72     $6.15     $5.39     $5.86
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment
  Income (Loss)(1)                0.07      0.04      0.02      0.03      0.06
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.69      0.42      0.56      0.76     (0.48)
--------------------------------------------------------------------------------
  Total From
  Investment Operations           0.76      0.46      0.58      0.79     (0.42)
--------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (0.06)    (0.03)    (0.01)    (0.03)    (0.05)
---------------------------
  From Net Realized Gains        (0.34)    (0.15)       --        --        --
--------------------------------------------------------------------------------
  Total Distributions            (0.40)    (0.18)    (0.01)    (0.03)    (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $7.36     $7.00     $6.72     $6.15     $5.39
================================================================================
  TOTAL RETURN(2)                11.37%     6.96%     9.52%    14.78%    (7.16)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        2.05%     2.06%     2.07%     2.10%     2.10%
---------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets             1.00%     0.58%     0.31%     0.56%     1.01%
---------------------------
Portfolio Turnover Rate            203%      206%      197%      174%      147%
---------------------------
Net Assets, End of Period
(in thousands)                  $32,789   $19,502    $6,870    $2,935      $492
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         R CLASS
--------------------------------------------------------------------------------
                                           2006      2005      2004     2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $6.99     $6.72     $6.15     $5.85
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(2)           0.11      0.08      0.06      0.01
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.68      0.41      0.56      0.30
--------------------------------------------------------------------------------
  Total From Investment Operations          0.79      0.49      0.62      0.31
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income               (0.09)    (0.07)    (0.05)    (0.01)
------------------------------------
  From Net Realized Gains                  (0.34)    (0.15)       --        --
--------------------------------------------------------------------------------
  Total Distributions                      (0.43)    (0.22)    (0.05)    (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $7.35     $6.99     $6.72     $6.15
================================================================================
  TOTAL RETURN(3)                          11.95%     7.35%    10.05%     5.39%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.55%  1.52%(4)     1.57%   1.60%(5)
------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                1.50%  1.12%(4)     0.81%   0.83%(5)
------------------------------------
Portfolio Turnover Rate                      203%      206%      197%    174%(6)
------------------------------------
Net Assets, End of Period
(in thousands)                               $837      $254      $266         $3
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class  and another.

(4) During the year ended November 30, 2005, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 1.56% and 1.08%, respectively.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                                 2006      2005      2004      2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $8.19     $7.53     $6.78     $5.78     $6.49
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(1)                0.11      0.09      0.07      0.07      0.09
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.99      0.64      0.74      1.00    (0.70)
--------------------------------------------------------------------------------
  Total From
  Investment Operations           1.10      0.73      0.81      1.07    (0.61)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.09)    (0.07)    (0.06)    (0.07)    (0.10)
--------------------------
  From Net
  Realized Gains                 (0.38)       --        --        --        --
--------------------------------------------------------------------------------
  Total Distributions            (0.47)    (0.07)    (0.06)    (0.07)    (0.10)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $8.82     $8.19     $7.53     $6.78     $5.78
================================================================================
  TOTAL RETURN(2)                14.15%     9.74%    12.04%    18.82%    (9.59)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        1.18%     1.20%     1.20%     1.20%     1.20%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets             1.34%     1.09%     0.98%     1.17%     1.42%
--------------------------
Portfolio Turnover Rate            172%      171%      172%      169%      172%
--------------------------
Net Assets, End of Period
(in thousands)                 $816,397  $675,611  $592,634  $397,881  $300,644
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                             INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                 2006      2005      2004      2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $8.21     $7.55     $6.79     $5.80     $6.50
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(1)                0.13      0.10      0.08      0.08      0.10
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.99      0.64      0.75      0.99     (0.69)
--------------------------------------------------------------------------------
  Total From
  Investment Operations           1.12      0.74      0.83      1.07     (0.59)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.11)    (0.08)    (0.07)    (0.08)    (0.11)
--------------------------
  From Net
  Realized Gains                 (0.38)       --        --        --        --
--------------------------------------------------------------------------------
  Total Distributions            (0.49)    (0.08)    (0.07)    (0.08)    (0.11)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $8.84     $8.21     $7.55     $6.79     $5.80
================================================================================
  TOTAL RETURN(2)                14.37%     9.93%    12.39%    18.82%    (9.23)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.98%     1.00%     1.00%     1.00%     1.00%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets             1.54%     1.29%     1.18%     1.37%     1.62%
--------------------------
Portfolio Turnover Rate            172%      171%      172%      169%      172%
--------------------------
Net Assets, End of Period
(in thousands)                  $85,928   $76,192   $62,634   $36,408   $27,764
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                 ADVISOR CLASS
--------------------------------------------------------------------------------
                                 2006      2005      2004      2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $8.17     $7.51     $6.76     $5.77     $6.47
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(1)                0.09      0.07      0.05      0.05      0.07
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.98      0.64      0.74      1.00     (0.69)
--------------------------------------------------------------------------------
  Total From
  Investment Operations           1.07      0.71      0.79      1.05     (0.62)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.07)    (0.05)    (0.04)    (0.06)    (0.08)
--------------------------
  From Net
  Realized Gains                 (0.38)       --        --        --        --
--------------------------------------------------------------------------------
  Total Distributions            (0.45)    (0.05)    (0.04)    (0.06)    (0.08)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $8.79     $8.17     $7.51     $6.76     $5.77
================================================================================
  TOTAL RETURN(2)                13.77%     9.50%    11.79%    18.37%    (9.68)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        1.43%     1.45%     1.45%     1.45%     1.45%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets             1.09%     0.84%     0.73%     0.92%     1.17%
--------------------------
Portfolio Turnover Rate            172%      171%      172%      169%      172%
--------------------------
Net Assets, End of Period
(in thousands)                 $319,769  $319,599  $283,502  $156,275   $78,970
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                             A CLASS
--------------------------------------------------------------------------------
                                                     2006      2005     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $8.18     $7.53     $7.13
--------------------------------------------------------------------------------
  Income From Investment Operations
----------------------------------------------
  Net Investment Income (Loss)(2)                     0.09      0.07      0.03
----------------------------------------------
  Net Realized and Unrealized Gain (Loss)             0.98      0.64      0.37
--------------------------------------------------------------------------------
  Total From Investment Operations                    1.07      0.71      0.40
--------------------------------------------------------------------------------
Distributions
----------------------------------------------
  From Net Investment Income                         (0.07)    (0.06)       --
----------------------------------------------
  From Net Realized Gains                            (0.38)       --        --
--------------------------------------------------------------------------------
  Total Distributions                                (0.45)    (0.06)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $8.80     $8.18     $7.53
================================================================================
  TOTAL RETURN(3)                                    13.75%     9.55%     5.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                 1.43%     1.45%   1.45%(4)
----------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                          1.09%     0.84%   2.09%(4)
----------------------------------------------
Portfolio Turnover Rate                                172%      171%    172%(5)
----------------------------------------------
Net Assets, End of Period (in thousands)            $76,259   $38,723       $659
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                              B CLASS
--------------------------------------------------------------------------------
                                                     2006      2005     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $8.12     $7.52     $7.13
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------
  Net Investment Income (Loss)(2)                     0.03      0.01      0.01
----------------------------------------------
  Net Realized and Unrealized Gain (Loss)             0.98      0.64      0.38
--------------------------------------------------------------------------------
  Total From Investment Operations                    1.01      0.65      0.39
--------------------------------------------------------------------------------
Distributions
----------------------------------------------
  From Net Investment Income                         (0.01)    (0.05)       --
----------------------------------------------
  From Net Realized Gains                            (0.38)       --        --
--------------------------------------------------------------------------------
  Total Distributions                                (0.39)    (0.05)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $8.74     $8.12     $7.52
================================================================================
  TOTAL RETURN(3)                                    12.98%     8.72%     5.47%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                 2.18%     2.20%   2.20%(4)
----------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                          0.34%     0.09%   0.92%(4)
----------------------------------------------
Portfolio Turnover Rate                                172%      171%    172%(5)
----------------------------------------------
Net Assets, End of Period (in thousands)             $9,808    $5,367       $250
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                   C CLASS
--------------------------------------------------------------------------------
                                 2006      2005      2004      2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $8.10     $7.45     $6.72     $5.72     $6.49
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(1)                0.03      0.01     --(2)      0.01      0.03
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.98      0.64      0.73      1.01     (0.70)
--------------------------------------------------------------------------------
  Total From
  Investment Operations           1.01      0.65      0.73      1.02     (0.67)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.01)       --        --     (0.02)    (0.10)
--------------------------
  From Net
  Realized Gains                 (0.38)       --        --        --        --
--------------------------------------------------------------------------------
  Total Distributions            (0.39)       --        --     (0.02)    (0.10)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $8.72     $8.10     $7.45     $6.72     $5.72
================================================================================
  TOTAL RETURN(3)                13.01%     8.72%    10.86%    17.81%   (10.54)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        2.18%     2.20%     2.20%     2.20%     2.20%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets             0.34%     0.09%   (0.02)%     0.17%     0.42%
--------------------------
Portfolio Turnover Rate            172%      171%      172%      169%      172%
--------------------------
Net Assets, End of Period
(in thousands)                  $24,446   $14,730    $6,984    $3,025    $1,029
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                   R CLASS
--------------------------------------------------------------------------------
                                                                2006    2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $8.17    $7.62
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income (Loss)(2)                                0.07     0.03
--------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                        0.97     0.52
--------------------------------------------------------------------------------
  Total From Investment Operations                               1.04     0.55
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                    (0.06)      --
--------------------------------------------------------
  From Net Realized Gains                                       (0.38)      --
--------------------------------------------------------------------------------
  Total Distributions                                           (0.44)      --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $8.77    $8.17
================================================================================
  TOTAL RETURN(3)                                               13.40%    7.22%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                1.68%  1.70%(4)
--------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                            0.84%  0.55%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                           172%   171%(5)
--------------------------------------------------------
Net Assets, End of Period (in thousands)                          $357      $119
--------------------------------------------------------------------------------

(1) March 31, 2005 (commencement of sale) through November 30, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class  and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2005.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders, American Century Strategic Asset
Allocations, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Strategic Allocation: Conservative Fund,
Strategic Allocation: Moderate Fund, and Strategic Allocation: Aggressive Fund,
(collectively the "Funds"), three of the funds comprising American Century
Strategic Asset Allocations, Inc., as of November 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds as of November 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the
United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 16, 2007

------

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Global Investment Management, Inc. (ACGIM) or American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned subsidiaries, including
ACGIM, ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the American Century family of funds.
All persons named as officers of the funds also serve in a similar capacity for the other 14 investment companies advised by ACIM or ACGIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, Ph.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the President,
Midwest Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUND: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal, Plaza Belmont LLC; Chief
Financial Officer, Plaza Belmont LLC (September 1999 to July 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Saia, Inc. and Entertainment
Properties Trust
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, Sayers40, Inc., a technology products and service provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1994
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB Acquisition
Group LLC (September 2006 to present); President and Chief Executive Officer,
American Italian Pasta Company (1992 to December 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1958
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1990
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC subsidiaries (April 2005 to September 2006); Director, ACC, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                    (continued)

------

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chairman, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; Chief Executive
Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries (October 2000 to October
2006); President, ACIM, ACGIM and other ACC subsidiaries (September 2002 to
September 2006); Executive Vice President, ACS (January 2005 to September 2006);
Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(February 2006 to present); Executive Vice President, ACC (November 2005 to present); Also serves as: President and Chief Executive Officer, ACS; Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer and Senior Vice President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006); Also serves as: Senior Vice President, ACS
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller, various American Century funds (June 1997 to September
2006)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACC (August
2006 to present); Vice President, ACC and certain ACC subsidiaries (October 2001 to August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006);
Also serves as: Senior Vice President, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

------

Approval of Management Agreements for Strategic Allocation: Conservative,
Strategic Allocation: Moderate and Strategic Allocation: Aggressive

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Strategic Allocation: Conservative, Strategic Allocation:
Moderate and Strategic Allocation: Aggressive (the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

                                                                    (continued)

------

Approval of Management Agreements for Strategic Allocation: Conservative,
Strategic Allocation: Moderate and Strategic Allocation: Aggressive

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting, the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the 15(c) Process comparing the funds'
performance with that of similar funds not managed by the advisor. If performance

                                                                    (continued)

------

Approval of Management Agreements for Strategic Allocation: Conservative,
Strategic Allocation: Moderate and Strategic Allocation: Aggressive

concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Performance information presented to the
Directors showed that the funds' performance fell below their benchmark for both the one and three year periods during the past year. The Directors discussed the funds' performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the breakpoint fees of competitive funds not managed by the advisor. The Directors

                                                                    (continued)

------

Approval of Management Agreements for Strategic Allocation: Conservative,
Strategic Allocation: Moderate and Strategic Allocation: Aggressive

believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the funds'
unified fee to the total expense ratio of other funds in the funds' peer groups.
The unified fees charged to shareholders of Strategic Allocation: Conservative,
Strategic Allocation: Moderate and Strategic Allocation: Aggressive were above the median of the total expense ratios of their peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use funds or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is

                                                                    (continued)

------

Approval of Management Agreements for Strategic Allocation: Conservative,
Strategic Allocation: Moderate and Strategic Allocation: Aggressive

likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedules, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor, concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

As a part of the 15(c) Process, the board of directors also unanimously approved the renewal of the investment subadvisory agreements by which American Century
Global Investment Management, Inc. (the "subadvisor") is engaged to manage the
non-U.S. equity investments of Strategic Allocation: Moderate and Strategic
Allocation: Aggressive. In approving the subadvisory agreements, the board considered all material factors including the nature, extent, and quality of investment management services provided by the subadvisor to the funds under the agreement. As a part of this review the Directors evaluated the subadvisor's investment performance and capabilities, as well as its compliance policies, procedures, and regulatory experience. The Directors noted that the management fees paid to the subadvisor under the subadvisory agreements were subject to arm's length negotiation between the advisor and the subadvisor and are paid by the advisor out of its unified fee.

------

Share Class Information

Seven classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class and R Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class shares. The total expense ratios of Advisor Class, A Class, B Class, C
Class and R Class shares are higher than that of Investor Class shares. The funds are available for purchase only through financial intermediaries by investors who seek advice from them. The funds are closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. The unified management fee for A Class shares is the same as for
Investor Class shares. A Class shares also are subject to a 0.25% annual Rule
12b-1 distribution and service fee.

                                                                    (continued)

------

Share Class Information

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a
market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm) (EUROPE,
AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EM (EMERGING MARKETS) INDEX
represents the performance of stocks in global emerging market countries.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL MIDCAP(reg.tm) INDEX measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP(reg.tm) GROWTH INDEX measures the performance of those
Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP(reg.tm) VALUE INDEX measures the performance of those Russell
Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL TOP 200(reg.tm) INDEX measures the performance the 200 largest companies in the Russell 1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization), based on total market capitalization.

                                                                    (continued)

------

Index Definitions

The RUSSELL TOP 200(reg.tm) GROWTH INDEX measures the performance of those
Russell Top 200 Index companies with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL TOP 200(reg.tm) VALUE INDEX measures the performance of those
Russell Top 200 Index companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------

Notes

------

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century  and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0701                     (c)2007 American Century Proprietary Holdings, Inc.
SH-ANN-52639S            All rights reserved.

[front cover]

American Century Investments
Annual Report

November 30, 2006

[photo of winter scene]

Newton Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

We are pleased to provide you with the annual report for the American Century
Newton Fund for the 12 months ended November 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website, americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar -- which issues customer satisfaction ratings and rankings based on website functionality -- ranked
americancentury.com seventh out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating, Dalbar's highest designation.

For most of 2006, our website linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the LAF, please visit americancentury.com or www.lanceface.com on the Web and click on the links to related sites.

With the approach of the 2006 tax season, you can also find out more about tax information via a link from our website. We've posted online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so...it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Table of Contents

Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . . . . 2

NEWTON

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of Harold Bradley]

BY HAROLD BRADLEY, CHIEF INVESTMENT OFFICER, SMALL/MID-CAP GROWTH

ECONOMIC GROWTH SURGED, THEN MODERATED

Economic growth -- along with commodity prices, short-term interest rates, and inflation -- surged early in the 12-month period ended November 30, 2006. But growth and inflation moderated in the period's second half, during which the
Federal Reserve halted its two-year string of interest rate hikes.

After a hurricane-related slowdown in the fourth quarter of 2005, U.S. gross domestic product grew in the first quarter of 2006 at a 5.6% annualized pace, the highest level in more than two years. The Fed steadily raised short-term interest rates through June 2006 to keep inflation in check, including pressures from soaring commodity prices. The Fed finally snapped its string of rate hikes in August 2006, leaving its target at 5.25%, a five-year high. By then, economic growth had slowed, dragged down in part by a cooling housing market.

DOUBLE-DIGIT STOCK INDEX RETURNS

The Fed's pause and expectations for lower interest rates and mild inflation going forward helped produce double-digit stock index returns for the 12 months ended November 30, 2006. Market rallies beginning and ending the period offset a late-spring/early-summer selloff. Growth stocks flourished in the latter rally, but value stocks outperformed growth for the full reporting period. Likewise, though large-cap stocks gained ground late in the period, small-caps posted higher returns for the entire 12-month stretch.

Early in the 12-month period, investors celebrated a dip in crude oil prices and strong economic growth by pushing stock prices higher. The small-cap Russell
2000 Index led the way, surging 13.40% between the beginning of the period and
April 30, 2006. Sentiment changed in early May, however, when the Fed made it clear that more interest rate hikes might be necessary to control inflation.
Between April 30 and July 15, the S&P 500 fell 5.28%, and the Russell 2000 more than doubled that loss as investors desired larger, more stable companies.

The selloff ended in late July after Fed chairman Ben Bernanke predicted inflation would moderate. The Fed's subsequent rate pause in August and plunging energy prices allowed stocks to rebound nicely in the last four-and-a-half months of the reporting period.

U.S. STOCK INDEX RETURNS FOR THE
12 MONTHS ENDED NOVEMBER 30, 2006
--------------------------------------------------------------------------------
RUSSELL 1000 INDEX (LARGE-CAP)                                 14.15%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                                       8.36%
--------------------------------------------------------------------------------
Russell 1000 Value Index                                       20.28%
--------------------------------------------------------------------------------
RUSSELL MIDCAP INDEX                                           16.47%
--------------------------------------------------------------------------------
Russell Midcap Growth Index                                    12.88%
--------------------------------------------------------------------------------
Russell Midcap Value Index                                     20.16%
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX (SMALL-CAP)                                 17.43%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                                      13.45%
--------------------------------------------------------------------------------
Russell 2000 Value Index                                       21.47%
--------------------------------------------------------------------------------

------
2

Newton - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2006
                                                    --------------
                                                    AVERAGE ANNUAL
                                                        RETURNS
--------------------------------------------------------------------------------
                                                         SINCE        INCEPTION
                                          1 YEAR       INCEPTION        DATE
--------------------------------------------------------------------------------
NEWTON                                                                 8/29/03
  Before redemption fee                   12.40%         7.12%
  Net of redemption fee(1)                10.15%         6.45%
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX(2)                     14.44%        13.54%           --
--------------------------------------------------------------------------------

(1) Returns reflect the deduction of a 2.00% redemption fee, incurred if shares were redeemed within the first five years after purchase.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
3

Newton - Performance

GROWTH OF $25,000 OVER LIFE OF FUND

$25,000 investment made August 29, 2003

* From 8/29/03, the fund's inception date. Not annualized.

**Reflects the reduction of a 2.00% redemption fee, incurred if shares were redeemed within the first five years after purchase.

ONE-YEAR RETURNS OVER LIFE OF FUND

Periods ended November 30
--------------------------------------------------------------------------------
                                              2003*    2004     2005     2006
--------------------------------------------------------------------------------
Newton (before redemption fee)               17.10%    0.43%   -5.36%   12.40%
--------------------------------------------------------------------------------
Russell 3000 Index                            6.35%   13.04%    9.81%   14.44%
--------------------------------------------------------------------------------

* From 8/29/03, the fund's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Newton - Portfolio Commentary

PORTFOLIO MANAGER: JOHN SMALL, JR.

PERFORMANCE SUMMARY

Newton gained 12.40% during the 12 months ended November 30, 2006, trailing the
14.44% return of its broad market benchmark, the Russell 3000 Index.

U.S. stock indices, despite a late-spring/early-summer selloff, surged 10-20% in the 12-month period (see the Market Perspective on page 2). In the first half of the reporting period, Newton more than tripled the return of its benchmark. But after the market's mid-year selloff, the portfolio's performance lagged on both a relative and an absolute basis.

Our highly technical investment process guides us to stocks that show upward price momentum; it does not reflect any consideration of external benchmark, sector, industry, or individual stock weights. Nevertheless, in the first half of the reporting period, that process yielded a substantial overweight position in the market's top-performing industry -- metals and mining. For the entire
12-month period, our holdings in that industry accounted for 9% of the portfolio's average weight.

During and after the mid-year selloff, though, the market swung toward consumer-oriented and technology stocks and away from industrials and materials stocks that had surged in early 2006. We did not negotiate this shift well, with the June-November time frame producing only 5% of the portfolio's total return for the 12-month period. Investors during that time frame did not favor stocks exhibiting price momentum, the most critical factor in Newton's investment process.

UNDERWEIGHT ALLOCATIONS TRIM RETURNS

We realized positive contributions to the portfolio's absolute return from every market sector during the 12-month period. As it turned out, our process didn't allocate quite enough resources to the energy, financials and utilities sectors during the period, and our underweight positions in each trimmed Newton's relative return. Security selection in energy helped ease the relative underperformance in that sector, but stock picks contributed to the underperformance in financials.

Despite otherwise sound security selection in energy, the sector accounted for the portfolio's biggest leading detractor, independent oil and gas producer Blue
Dolphin Energy. Our timing proved poor concerning the addition of Blue

TOP TEN HOLDINGS AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/06               5/31/06
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.
New York Shares                             2.4%                  1.9%
--------------------------------------------------------------------------------
Sonic Foundry, Inc.                         1.7%                  1.0%
--------------------------------------------------------------------------------
Knology Inc.                                1.6%                  1.4%
--------------------------------------------------------------------------------
Captaris, Inc.                              1.3%                  0.8%
--------------------------------------------------------------------------------
Universal Stainless & Alloy                 1.2%                  1.0%
--------------------------------------------------------------------------------
iMergent, Inc.                              1.2%                  0.7%
--------------------------------------------------------------------------------
Ramtron
International Corp.                         1.1%                   --
--------------------------------------------------------------------------------
Brush Engineered
Materials Inc.                              1.1%                  0.7%
--------------------------------------------------------------------------------
Kimball International, Inc.
Cl B                                        1.1%                   --
--------------------------------------------------------------------------------
ICO Inc.                                    1.1%                  0.9%
--------------------------------------------------------------------------------

(continued)

------
5

Newton - Portfolio Commentary

Dolphin to the portfolio. We first purchased the stock in April amid an upswing in its price -- a move consistent with our price momentum philosophy. But that upswing quickly reversed in May, eventually halving the stock's value from its
$8 per share peak in mid-April. We sold our position in the stock, but not before enduring a loss.

Meanwhile, avoiding a stake in Exxon Mobile also hurt the portfolio on a relative basis as the energy giant's shares rose 35% in the period.

WE MINED SOME GOOD RESULTS

Given the positive impact that metals and mining had on our portfolio in early
2006, it's not surprising that three of Newton's top 10 relative contributors for the entire period came from that industry.

Those contributors included Toronto-based Agnico-Eagle Mines, the portfolio's second-biggest overweight position and also its leading relative performer.
Shares of the Canadian gold miner tripled in value in the reporting period, reflecting a broader global market in which gold prices reached their highest level in a quarter-century.

Despite a detrimental overweight position in technology, that sector also aided relative performance on the strength of beneficial stock selection, particularly in the software industry. As with metals and mining, software accounted for three of the portfolio's top 10 relative contributors, including Sonic Foundry, a maker of webcasting software whose shares soared 196%.

OUR STARTING POINT FOR THE NEXT SIX MONTHS

As mentioned earlier, our technically driven process does not reflect any consideration of external benchmark, sector, industry, or individual stock weights.

That said, our process typically leads us to a substantial overweight position in the technology sector, and that remained the case as of November 30, 2006.
Meanwhile, our position in the financials sector had increased compared with the beginning of the 12-month period. Companies in that sector could benefit if, as some analysts expect, the Federal Reserve reduces short-term interest rates and thereby lowers the cost of capital in 2007.

TOP FIVE INDUSTRIES AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/06               5/31/06
--------------------------------------------------------------------------------
Software                                    8.9%                  7.4%
--------------------------------------------------------------------------------
Metals & Mining                             8.2%                  9.7%
--------------------------------------------------------------------------------
Internet Software
& Services                                  5.8%                  5.1%
--------------------------------------------------------------------------------
Specialty Retail                            5.4%                  3.3%
--------------------------------------------------------------------------------
Health Care
Equipment & Supplies                        4.8%                  1.7%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/06               5/31/06
--------------------------------------------------------------------------------
Domestic
Common Stocks                               79.9%                 79.0%
--------------------------------------------------------------------------------
Foreign Common Stocks*                      19.8%                 10.9%
--------------------------------------------------------------------------------
Foreign Preferred Stocks*                     --                   0.7%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                       99.7%                 90.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                   --                   5.5%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                              0.3%                  3.9%
--------------------------------------------------------------------------------

*Includes depositary shares, dual listed securities and foreign ordinary shares.

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                       BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      6/1/06 -        EXPENSE
                        6/1/06         11/30/06         11/30/06        RATIO*
--------------------------------------------------------------------------------
NEWTON SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual                  $1,000        $1,005.60          $7.54           1.50%
--------------------------------------------------------------------------------
Hypothetical            $1,000        $1,017.55          $7.59           1.50%
--------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Newton - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.7%

AIRLINES -- 0.7%
--------------------------------------------------------------------------------
      6,459    Frontier Airlines Holdings, Inc.(1)                   $   52,964
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 1.6%
--------------------------------------------------------------------------------
      5,868    China Automotive Systems Inc.(1)                          62,200
--------------------------------------------------------------------------------
      4,294    Cooper Tire & Rubber Co.                                  56,810
--------------------------------------------------------------------------------
                                                                        119,010
--------------------------------------------------------------------------------

AUTOMOBILES -- 0.9%
--------------------------------------------------------------------------------
      2,363    General Motors Corp.                                      69,070
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.5%
--------------------------------------------------------------------------------
      2,376    Crucell N.V. ADR(1)                                       57,309
--------------------------------------------------------------------------------
     17,086    Isolagen Inc.(1)                                          50,062
--------------------------------------------------------------------------------
                                                                        107,371
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.4%
--------------------------------------------------------------------------------
     40,031    Ladenburg Thalmann
               Financial Services Inc.(1)                                47,237
--------------------------------------------------------------------------------
      1,471    Mellon Financial Corp.                                    59,178
--------------------------------------------------------------------------------
                                                                        106,415
--------------------------------------------------------------------------------

CHEMICALS -- 1.8%
--------------------------------------------------------------------------------
     13,148    ICO Inc.(1)                                               81,123
--------------------------------------------------------------------------------
      2,230    Lyondell Chemical Co.                                     55,081
--------------------------------------------------------------------------------
                                                                        136,204
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 1.8%
--------------------------------------------------------------------------------
      1,876    Credicorp Ltd.                                            74,946
--------------------------------------------------------------------------------
      3,036    State Bancorp Inc.                                        55,088
--------------------------------------------------------------------------------
                                                                        130,034
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 2.5%
--------------------------------------------------------------------------------
      3,400    Cornell Companies Inc.(1)                                 61,200
--------------------------------------------------------------------------------
      1,501    Equifax Inc.                                              57,023
--------------------------------------------------------------------------------
      3,661    Hudson Highland Group Inc.(1)                             65,349
--------------------------------------------------------------------------------
                                                                        183,572
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.6%
--------------------------------------------------------------------------------
     10,733    Ceragon Networks Ltd.(1)                                  58,388
--------------------------------------------------------------------------------
      7,132    UTStarcom Inc.(1)                                         63,332
--------------------------------------------------------------------------------
                                                                        121,720
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 1.0%
--------------------------------------------------------------------------------
     17,264    Graphic Packaging Corp.(1)                                73,199
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.9%
--------------------------------------------------------------------------------
      1,675    Nasdaq Stock
               Market, Inc. (The)(1)                                     67,251
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION  SERVICES -- 4.2%
--------------------------------------------------------------------------------
      2,358    Atlantic Tele-Network Inc.                            $   66,967
--------------------------------------------------------------------------------
      1,866    Golden Telecom Inc.                                       75,741
--------------------------------------------------------------------------------
      6,269    Premiere Global Services Inc.(1)                          51,092
--------------------------------------------------------------------------------
      2,261    Telecom Corp. of
               New Zealand Ltd. ADR                                      56,118
--------------------------------------------------------------------------------
      4,155    Windstream Corp.                                          57,921
--------------------------------------------------------------------------------
                                                                        307,839
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 3.9%
--------------------------------------------------------------------------------
      5,140    Deswell Industries Inc.                                   55,820
--------------------------------------------------------------------------------
        749    Genlyte Group Inc.(1)                                     63,560
--------------------------------------------------------------------------------
      2,600    II-VI Inc.(1)                                             67,133
--------------------------------------------------------------------------------
      3,114    LSI Industries Inc.                                       53,218
--------------------------------------------------------------------------------
     20,071    Microvision, Inc.(1)                                      52,385
--------------------------------------------------------------------------------
                                                                        292,116
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT &
INSTRUMENTS -- 3.8%
--------------------------------------------------------------------------------
     11,962    American Technology Corp.(1)                              52,154
--------------------------------------------------------------------------------
      7,212    GTSI Corp.(1)                                             68,803
--------------------------------------------------------------------------------
      9,487    Intelli-Check, Inc.(1)                                    55,214
--------------------------------------------------------------------------------
      9,531    Research Frontiers Inc.(1)                                57,472
--------------------------------------------------------------------------------
      5,888    Spectrum Control Inc.(1)                                  51,991
--------------------------------------------------------------------------------
                                                                        285,634
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 1.0%
--------------------------------------------------------------------------------
      1,993    Gulf Island Fabrication Inc.                              74,997
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 3.3%
--------------------------------------------------------------------------------
      1,060    Alico, Inc.                                               60,409
--------------------------------------------------------------------------------
      1,226    J.M. Smucker Co. (The)                                    58,946
--------------------------------------------------------------------------------
      3,576    Sara Lee Corp.                                            59,290
--------------------------------------------------------------------------------
      6,573    SunOpta Inc.(1)                                           64,482
--------------------------------------------------------------------------------
                                                                        243,127
--------------------------------------------------------------------------------

GAS UTILITIES -- 0.9%
--------------------------------------------------------------------------------
      1,460    Energen Corp.                                             66,226
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 4.8%
--------------------------------------------------------------------------------
      1,040    Cooper Companies, Inc. (The)                              56,129
--------------------------------------------------------------------------------
      4,191    I-Flow Corp.(1)                                           60,476
--------------------------------------------------------------------------------
      1,173    Mentor Corp.                                              58,591
--------------------------------------------------------------------------------
      4,037    Merit Medical Systems Inc.(1)                             64,633
--------------------------------------------------------------------------------
     10,897    Osteotech Inc.(1)                                         61,350
--------------------------------------------------------------------------------
        802    Zimmer Holdings Inc.(1)                                   58,514
--------------------------------------------------------------------------------
                                                                        359,693
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 0.8%
--------------------------------------------------------------------------------
      1,543    Psychiatric Solutions, Inc.(1)                            56,150
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
9

Newton - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY -- 0.9%
--------------------------------------------------------------------------------
      2,511    Allscripts Healthcare
               Solutions Inc.(1)                                     $   70,107
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 0.9%
--------------------------------------------------------------------------------
      1,568    International Game Technology                             68,647
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 1.1%
--------------------------------------------------------------------------------
      3,472    Kimball International, Inc. Cl B                          83,293
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.8%
--------------------------------------------------------------------------------
      7,458    Environmental Power Corp.(1)                              55,935
--------------------------------------------------------------------------------

INSURANCE -- 2.4%
--------------------------------------------------------------------------------
      3,192    CNA Surety Corp.(1)                                       63,712
--------------------------------------------------------------------------------
      7,838    Crawford & Co. Cl B                                       56,826
--------------------------------------------------------------------------------
         99    White Mountains Insurance
               Group Ltd.(1)                                             59,375
--------------------------------------------------------------------------------
                                                                        179,913
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 0.9%
--------------------------------------------------------------------------------
      1,708    Priceline.com Inc.(1)                                     67,449
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 5.8%
--------------------------------------------------------------------------------
      6,210    Aptimus Inc.(1)                                           48,128
--------------------------------------------------------------------------------
        593    Baidu.com ADR(1)                                          68,658
--------------------------------------------------------------------------------
     14,683    Entrust Inc.(1)                                           59,319
--------------------------------------------------------------------------------
      3,857    iMergent, Inc.(1)                                         88,672
--------------------------------------------------------------------------------
     12,361    LookSmart Ltd.(1)                                         56,861
--------------------------------------------------------------------------------
      1,691    Travelzoo Inc.(1)                                         52,336
--------------------------------------------------------------------------------
      2,102    Websense Inc.(1)                                          53,706
--------------------------------------------------------------------------------
                                                                        427,680
--------------------------------------------------------------------------------

IT SERVICES -- 2.5%
--------------------------------------------------------------------------------
     24,829    Applied Digital Solutions Inc.(1)                         54,624
--------------------------------------------------------------------------------
      8,583    Carreker Corp.(1)                                         62,398
--------------------------------------------------------------------------------
      2,502    Total System Services Inc.                                64,977
--------------------------------------------------------------------------------
                                                                        181,999
--------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES -- 0.8%
--------------------------------------------------------------------------------
      5,023    Albany Molecular Research, Inc.(1)                        55,755
--------------------------------------------------------------------------------

MACHINERY -- 0.8%
--------------------------------------------------------------------------------
      1,771    Twin Disc Inc.                                            62,499
--------------------------------------------------------------------------------

MARINE -- 4.1%
--------------------------------------------------------------------------------
      4,074    Diana Shipping Inc.                                       62,577
--------------------------------------------------------------------------------
      4,689    Excel Maritime Carriers Ltd.(1)                           64,004
--------------------------------------------------------------------------------
     10,750    Navios Maritime Holdings Inc.(1)                          56,760
--------------------------------------------------------------------------------
      6,025    Quintana Maritime Ltd.                                    63,504
--------------------------------------------------------------------------------
      7,184    TBS International Ltd. CI A(1)                            59,627
--------------------------------------------------------------------------------
                                                                        306,472
--------------------------------------------------------------------------------

MEDIA -- 3.1%
--------------------------------------------------------------------------------
     11,509    Knology Inc.(1)                                          115,090
--------------------------------------------------------------------------------
      4,436    Outdoor Channel Holdings Inc.(1)                          57,047
--------------------------------------------------------------------------------
      1,839    Scholastic Corp.(1)                                       61,275
--------------------------------------------------------------------------------
                                                                        233,412
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

METALS & MINING -- 8.2%
--------------------------------------------------------------------------------
      4,091    Agnico-Eagle Mines Ltd.
               New York Shares                                       $  179,718
--------------------------------------------------------------------------------
      4,182    AK Steel Holding Corp.(1)                                 68,961
--------------------------------------------------------------------------------
      2,362    Brush Engineered Materials Inc.(1)                        83,662
--------------------------------------------------------------------------------
      5,018    Kinross Gold Corp.
               New York Shares(1)                                        62,876
--------------------------------------------------------------------------------
      7,354    Minefinders Corp.(1)                                      62,362
--------------------------------------------------------------------------------
      1,742    Northwest Pipe Co.(1)                                     55,918
--------------------------------------------------------------------------------
      2,757    Universal Stainless & Alloy(1)                            91,836
--------------------------------------------------------------------------------
                                                                        605,333
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 2.5%
--------------------------------------------------------------------------------
      1,183    Dampskibsselskabet
               Torm AS ADR(1)                                            72,884
--------------------------------------------------------------------------------
      1,182    Enbridge Energy
               Management LLC                                            58,273
--------------------------------------------------------------------------------
      1,268    Petroleum Development Corp.(1)                            53,548
--------------------------------------------------------------------------------
                                                                        184,705
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
      1,243    USANA Health Sciences, Inc.(1)                            60,136
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 4.3%
--------------------------------------------------------------------------------
      4,233    Ashford Hospitality Trust, Inc.                           55,537
--------------------------------------------------------------------------------
      1,885    Digital Realty Trust Inc.                                 68,689
--------------------------------------------------------------------------------
      1,287    Entertainment Properties Trust                            78,121
--------------------------------------------------------------------------------
      2,674    Longview Fibre Co.                                        55,673
--------------------------------------------------------------------------------
        983    Mid-America Apartment
               Communities Inc.                                          58,980
--------------------------------------------------------------------------------
                                                                        317,000
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.7%
--------------------------------------------------------------------------------
      1,001    Ryder System, Inc.                                        52,222
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 2.1%
--------------------------------------------------------------------------------
     22,060    Ramtron International Corp.(1)                            85,152
--------------------------------------------------------------------------------
     18,216    Zilog Inc.(1)                                             73,228
--------------------------------------------------------------------------------
                                                                        158,380
--------------------------------------------------------------------------------

SOFTWARE -- 8.9%
--------------------------------------------------------------------------------
      3,734    Activision, Inc.(1)                                       63,665
--------------------------------------------------------------------------------
      2,565    Altiris Inc.(1)                                           63,586
--------------------------------------------------------------------------------
     13,099    Captaris, Inc.(1)                                         95,623
--------------------------------------------------------------------------------
      4,158    Epicor Software Corp.(1)                                  55,301
--------------------------------------------------------------------------------
      2,534    Manhattan Associates Inc.(1)                              73,486
--------------------------------------------------------------------------------
      4,204    Mentor Graphics Corp.(1)                                  71,090
--------------------------------------------------------------------------------
      1,175    Micros Systems, Inc.(1)                                   59,831
--------------------------------------------------------------------------------
     33,312    Sonic Foundry, Inc.(1)                                   123,255
--------------------------------------------------------------------------------
     20,764    Wave Systems Corp. Cl A(1)                                55,648
--------------------------------------------------------------------------------
                                                                        661,485
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
10

Newton - Schedule of Investments

NOVEMBER 30, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 5.4%
--------------------------------------------------------------------------------
      1,754    American Eagle Outfitters, Inc.                       $   79,245
--------------------------------------------------------------------------------
      2,519    Bebe Stores Inc.                                          50,153
--------------------------------------------------------------------------------
      2,717    Cabela's Inc.(1)                                          65,806
--------------------------------------------------------------------------------
      1,586    CarMax, Inc.(1)                                           73,178
--------------------------------------------------------------------------------
      3,632    E Com Ventures, Inc.(1)                                   75,146
--------------------------------------------------------------------------------
      3,448    Stein Mart Inc.                                           54,134
--------------------------------------------------------------------------------
                                                                        397,662
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
--------------------------------------------------------------------------------
      3,113    Delta Apparel Inc.                                        55,536
--------------------------------------------------------------------------------
      1,818    K-Swiss Inc. Cl A                                         60,376
--------------------------------------------------------------------------------
                                                                        115,912
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE -- 0.9%
--------------------------------------------------------------------------------
      1,530    Grupo Aeroportuario del
               Sureste SA de CV ADR                                      67,442
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION  SERVICES -- 1.8%
--------------------------------------------------------------------------------
      1,515    Mobile TeleSystems ADR(1)                             $   72,872
--------------------------------------------------------------------------------
      2,436    USA Mobility Inc.                                         59,292
--------------------------------------------------------------------------------
                                                                        132,164
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.7%
(Cost $6,303,953)                                                     7,398,194
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.3%                                     23,983
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $7,422,177
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------
11

Statement of Assets and Liabilities

NOVEMBER 30, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $6,303,953)                 $7,398,194
-------------------------------------------------------------
Cash                                                                     22,311
-------------------------------------------------------------
Foreign currency holdings, at value (cost of $3,685)                      3,623
-------------------------------------------------------------
Dividends and interest receivable                                         7,115
--------------------------------------------------------------------------------
                                                                      7,431,243
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Accrued management fees                                                   9,066
--------------------------------------------------------------------------------

NET ASSETS                                                           $7,422,177
================================================================================

CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                           50,000,000
================================================================================
Outstanding                                                             593,280
================================================================================

NET ASSET VALUE PER SHARE                                                $12.51
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                              $7,264,632
-------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions
(936,642)
-------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                       1,094,187
--------------------------------------------------------------------------------
                                                                     $7,422,177
================================================================================

See Notes to Financial Statements.

------
12

Statement of Operations

YEAR ENDED NOVEMBER 30, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
----------------------------------------------------------------
Dividends (net of foreign taxes withheld of $1,150)                    $ 54,196
----------------------------------------------------------------
Interest                                                                 13,978
--------------------------------------------------------------------------------
                                                                         68,174
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------------------------------------
Management fees                                                         101,408
----------------------------------------------------------------
Directors' fees and expenses                                                108
----------------------------------------------------------------
Other expenses                                                               86
--------------------------------------------------------------------------------
                                                                        101,602
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                            (33,428)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
and foreign currency transactions                                       144,436
----------------------------------------------------------------
Change in net unrealized appreciation (depreciation)
on investments and translation of assets
and liabilities in foreign currencies                                   420,936
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                 565,372
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                              $531,944
================================================================================

See Notes to Financial Statements.

------
13

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2006 AND NOVEMBER 30, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                         2006           2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                          $  (33,428)   $   (36,504)
----------------------------------------------
Net realized gain (loss)                                 144,436       (362,240)
----------------------------------------------
Change in net unrealized
appreciation (depreciation)                              420,936         32,788
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                531,944       (365,956)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                              2,693,293        561,400
----------------------------------------------
Payments for shares redeemed(1)                         (849,676)    (1,180,259)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                        1,843,617       (618,859)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                  2,375,561       (984,815)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                    5,046,616      6,031,431
--------------------------------------------------------------------------------
End of period                                         $7,422,177    $
5,046,616
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                     209,340         51,069
----------------------------------------------
Redeemed                                                 (69,574)      (110,540)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the fund            139,766        (59,471)
================================================================================

(1) Net of redemption fees of $17,340 and $22,914, respectively.

See Notes to Financial Statements.

------
14

Notes to Financial Statements

NOVEMBER 30, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Newton Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks whose share price patterns suggest that their shares are likely to increase in value. The fund uses an investment approach that relies on a proprietary screening process that is designed to identify attractive investment opportunities on a disciplined, consistent basis. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to fair value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

(continued)

------
15

Notes to Financial Statements

NOVEMBER 30, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 2% redemption fee on shares held less than five years. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $250 million                                              1.50%
--------------------------------------------------------------------------------
Next $250 million                                               1.25%
--------------------------------------------------------------------------------
Next $250 million                                               1.15%
--------------------------------------------------------------------------------
Over $750 million                                               1.10%
--------------------------------------------------------------------------------

The effective annual management fee for the fund for the year ended November 30,
2006 was 1.50%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC. ACIM, an officer, and an interested director of these entities own 24% of the outstanding shares of the fund.

(continued)

------
16

Notes to Financial Statements

NOVEMBER 30, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of JPMorgan Chase
& Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended November 30, 2006, were $13,889,370 and $12,101,836, respectively.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended
November 30, 2006.

5. RISK FACTORS

The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. There were no distributions paid by the fund during the years ended November 30, 2006 and
November 30, 2005.

As of November 30, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                      $6,302,854
================================================================================
Gross tax appreciation of investments                                $1,215,976
----------------------------------------------------------------
Gross tax depreciation of investments                                  (120,636)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                   $1,095,340
================================================================================
Net tax appreciation (depreciation) on derivatives
and translation of assets and liabilities in
foreign currencies                                                   $      (53)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)                                  $1,095,287
================================================================================
Accumulated capital losses                                            $(826,146)
----------------------------------------------------------------
Capital loss deferral                                                 $(111,596)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to return of capital dividends.

(continued)

------
17

Notes to Financial Statements

NOVEMBER 30, 2006

6. FEDERAL TAX INFORMATION (CONTINUED)

The accumulated capital losses listed on the previous page represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $534,688 and $291,458 expire in 2012 and 2013, respectively.

The capital loss deferral listed on the previous page represents net capital losses incurred in the one-month period ended November 30, 2006. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

7. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------
18

Newton - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------
                                          2006      2005       2004        2003(1)
-----------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $11.13    $11.76     $11.71       $10.00
-----------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income (Loss)            (0.06)    (0.08)     (0.08)       (0.02)
---------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   1.41     (0.60)      0.10         1.73
-----------------------------------------------------------------------------------
  Total From Investment Operations         1.35     (0.68)      0.02         1.71
-----------------------------------------------------------------------------------
Redemption Fees(2)                         0.03      0.05       0.03          --
-----------------------------------------------------------------------------------
Net Asset Value, End of Period           $12.51    $11.13     $11.76       $11.71
===================================================================================
  TOTAL RETURN(3)                         12.40%    (5.36)%     0.43%       17.10%

-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.50%      1.51%     1.51%     1.50%(4)
---------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets             (0.49)%    (0.73)%   (0.79)%   (1.05)%(4)
---------------------------------------
Portfolio Turnover Rate                     186%       372%      313%          16%
---------------------------------------
Net Assets, End of Period
(in thousands)                            $7,422     $5,047    $6,031       $2,265
-----------------------------------------------------------------------------------

(1) August 29, 2003 (inception) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
19

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
American Century Strategic Asset Allocations, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Newton Fund, (the "Fund"), one of the mutual funds comprising American Century Strategic Asset Allocations, Inc., as of
November 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Newton
Fund as of November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of
America.

Deloitte & Touche LLP
Kansas City, Missouri
January 16, 2007

------
20

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Global Investment Management, Inc. (ACGIM) or American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned subsidiaries, including
ACGIM, ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 14 investment companies advised by ACIM or ACGIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the President,
Midwest Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

(continued)

------
21

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUND: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal, Plaza Belmont LLC; Chief
Financial Officer, Plaza Belmont LLC (September 1999 to July 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Saia, Inc. and Entertainment
Properties Trust
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, Sayers40, Inc., a technology products and service provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1994
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB Acquisition
Group LLC  (September 2006 to present); President and Chief Executive Officer,
American Italian Pasta Company (1992 to December 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1958
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1990
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC subsidiaries (April 2005 to September 2006); Director, ACC, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.     (continued)

------
22

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chairman, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; Chief Executive
Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries (October 2000 to October
2006); President, ACIM, ACGIM and other ACC subsidiaries (September 2002 to
September 2006); Executive Vice President, ACS (January 2005 to September 2006);
Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(February 2006 to present); Executive Vice President, ACC (November 2005 to present); Also serves as: President and Chief Executive Officer, ACS; Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer and Senior Vice President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006); Also serves as: Senior Vice President, ACS
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller, various American Century funds (June 1997 to September
2006)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACC (August
2006 to present); Vice President, ACC and certain ACC subsidiaries (October 2001 to August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006);
Also serves as: Senior Vice President, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge, upon request, by calling 1-800-345-2021.

------
23

Approval of Management Agreement for Newton

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Newton (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

(continued)

------
24

Approval of Management Agreement for Newton

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being  all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping  and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both  in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access  to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the 15(c) Process comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance for both the one and three

(continued)

------
25

Approval of Management Agreement for Newton

year periods was below the median for its peer group during part of the past year. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

(continued)

------
26

Approval of Management Agreement for Newton

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group.
The unified fee charged to shareholders of the fund was above the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are

(continued)

------
27

Approval of Management Agreement for Newton

managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, assisted by the advice of legal counsel independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor, negotiated changes to the breakpoint schedule used to calculate the management fee. These changes were proposed by the Directors based on their review of the competitive changes in the mutual fund marketplace and their review of financial information provided by the advisor. The new schedule, effective August 1, 2006, contains lower management fees at certain asset levels than under the existing structure.
Following these negotiations with the advisor, the independent directors concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
28

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
29

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. They are not investment products available for purchase.

The RUSSELL 1000(reg.sm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000(reg.sm) GROWTH INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 1000(reg.sm) VALUE INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 2000(reg.sm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000(reg.sm) GROWTH INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 2000(reg.sm) VALUE INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 3000(reg.sm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The RUSSELL MIDCAP(reg.sm) INDEX measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP(reg.sm) GROWTH INDEX measures the performance of those
Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP(reg.sm) VALUE INDEX measures the performance of those Russell
Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

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Notes

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Notes

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CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

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FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0701
SH-ANN-52643N

American Century Investment Services, Inc., Distributor

(c)2007 American Century Proprietary Holdings, Inc. All rights reserved.

ITEM 2.  CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as  Exhibit  12  (a)(1) to  American  Century  Asset  Allocation
          Portfolios,  Inc.'s Annual Certified Shareholder Report on Form N-CSR,
          File No. 811-21591,  on September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    D.D.  (Del)  Hock,  Donald  H.  Pratt  and  Thomas  A.  Brown  are the
          registrant's  designated audit committee  financial experts.  They are
          "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2005:  $58,868
          FY 2006:  $61,409

(b)       Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2005:  $0
          FY 2006:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2005:  $0
          FY 2006:  $0

(c)       Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2005:  $7,223
          FY 2006:  $7,431

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2005:  $0
          FY 2006:  $0

(d)       All Other Fees.

The aggregate  fees billed in each of the last two fiscal years for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2005:  $0
          FY 2006:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2005:  $0
          FY 2006:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2005:  $169,959
          FY 2006:  $176,668

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure  required by Item 2 of Form N-CSR,  was filed as Exhibit 12(a)(1) to American  Century Asset  Allocation  Portfolios,
         Inc.'s Certified  Shareholder Report on Form N-CSR, File No. 811-21591,
         on September 29, 2005.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:      /s/   William M. Lyons
         -----------------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    January 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         -----------------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    January 29, 2007

By:      /s/   Robert J. Leach
         -----------------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:   January 29, 2007